UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1:	Report(s) to Shareholders.

Annual Report  |  December 31, 2019
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab Long-Term U.S. Treasury ETF	SCHQ
Schwab U.S. Aggregate Bond ETF	SCHZ
Schwab 1-5 Year Corporate Bond ETF	SCHJ
Schwab 5-10 Year Corporate Bond ETF	SCHI

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended December 31, 2019
Schwab U.S. TIPS ETF (Ticker Symbol: SCHP)
Market Price Return[1]	8.52%
NAV Return[1]	8.36%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)	8.43%
ETF Category: Morningstar Inflation-Protected Bond[2]	7.92%
Performance Details	pages 7-8

Schwab Short-Term U.S. Treasury ETF (Ticker Symbol: SCHO)
Market Price Return[1]	3.46%
NAV Return[1]	3.53%
Bloomberg Barclays US Treasury 1-3 Year Index	3.59%
ETF Category: Morningstar Short Government[2]	3.25%
Performance Details	pages 9-10

Schwab Intermediate-Term U.S. Treasury ETF (Ticker Symbol: SCHR)
Market Price Return[1]	6.18%
NAV Return[1]	6.38%
Bloomberg Barclays US Treasury 3-10 Year Index	6.43%
ETF Category: Morningstar Intermediate Government[2]	5.88%
Performance Details	pages 11-12

Schwab Long-Term U.S. Treasury ETF (Ticker Symbol: SCHQ)
Market Price Return[1]	-5.16% *
NAV Return[1]	-4.91% *
Bloomberg Barclays US Long Treasury Index	-4.92% *
ETF Category: Morningstar Long Government[2]	N/A
Performance Details	pages 13-14
Total Returns for the 12 Months Ended December 31, 2019
Schwab U.S. Aggregate Bond ETF (Ticker Symbol: SCHZ)
Market Price Return[1]	8.64%
NAV Return[1]	8.64%
Bloomberg Barclays US Aggregate Bond Index	8.72%
ETF Category: Morningstar Intermediate Core Bond[2]	8.06%
Performance Details	pages 15-16

Schwab 1-5 Year Corporate Bond ETF (Ticker Symbol: SCHJ)
Market Price Return[1]	0.52% *
NAV Return[1]	0.50% *
Bloomberg Barclays US 1-5 Year Corporate Bond Index	0.57% *
ETF Category: Morningstar Short-Term Bond[2]	N/A
Performance Details	pages 17-18

Schwab 5-10 Year Corporate Bond ETF (Ticker Symbol: SCHI)
Market Price Return[1]	0.67% *
NAV Return[1]	0.67% *
Bloomberg Barclays US 5-10 Year Corporate Bond Index	0.76% *
ETF Category: Morningstar Corporate Bond[2]	N/A
Performance Details	pages 19-20
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the funds. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
*	Total returns shown are since the fund’s inception date of October 10, 2019.
[1]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
For many of us, the beginning of a new year is not only a time of resolution setting, but also an opportunity for reflection. Looking back on 2019, there are a number of events that may stand out for investors. Most noteworthy perhaps for the fixed income market was the Federal Reserve (the Fed) cutting interest rates in 2019—not once, but three times. This was also the first time the Fed had done so since the end of 2008. Another key milestone was the performance of the stock market, which entered the new year continuing the longest bull market cycle in history, reaching 129 months by the end of 2019. In this environment, the Bloomberg Barclays US Aggregate Bond Index, a benchmark for the overall U.S. fixed income market, returned 8.7% for the year ended December 31, 2019, as falling yields pushed up bond prices. The S&P 500® Index, a bellwether for U.S. stocks, returned 31.5% for the same period, its second-best annual performance of the past two decades.
When there is strong and sustained investment performance such as this, many investors can’t imagine that the tide could quickly change and some of their gains could potentially be reversed. At Charles Schwab Investment Management, we know from our research in behavioral finance that one of the common pitfalls investors can be vulnerable to is known as “recency bias.” This is a tendency to be influenced by recent news, events, or experiences. This bias can often lead to an assumption that what has been happening will continue to happen. We believe it’s critical that investors remember that all market cycles, no matter how long and whether up or down, ultimately come to an end at some point.
That’s a key reason why we believe investors should focus on ensuring that they have an appropriate asset allocation for their stage in life, investment goals, and risk tolerance. The Schwab Fixed-Income ETFs are prime examples of how we can help in this regard, providing straightforward and cost-efficient options for gaining exposure to different segments of the fixed income market.
In October, we expanded our core fixed income offerings with the launch of three new bond ETFs. The Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF and Schwab Long-Term U.S. Treasury ETF complement our existing ETFs to give investors access to a broad spectrum of fixed income securities, including government and corporate bonds with short, intermediate or long-term exposure, as well as Treasury Inflation Protected Securities (TIPS). We take great pride in our role as one of the largest and fastest-growing ETF providers in the country, and our ETFs’ expense ratios remain among the lowest in the industry.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fixed-Income ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ In October, we expanded our core fixed income offerings with the launch of three new bond ETFs.”
Past performance cannot guarantee future results.
Management views may have changed since the report date.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
The Investment Environment

For the 12-month reporting period ended December 31, 2019, fixed-income markets generated positive returns. Equity markets were even more robust, particularly in the U.S., buoyed by steady, albeit slowing, economic growth, three interest rate cuts by the Federal Reserve (the Fed), and robust consumer spending. In this environment, the Bloomberg Barclays US Aggregate Bond Index returned 8.72% for the reporting period while the Bloomberg Barclays US Treasury 1-3 Year Index and the Bloomberg Barclays US Treasury 3-10 Year index returned 3.59% and 6.43%, respectively. Inflation-protected securities were particularly strong, with the Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L) returning 8.43%.
Despite escalating trade tensions with China over much of the reporting period, the U.S. economy maintained steady growth in its tenth year of expansion, although at a declining pace. After concerns of economic weakness intensified late in 2018, the U.S. economic outlook brightened considerably in the first six months of 2019. In the third quarter of 2019, signs of slowing growth increased amid a weakening global economy, waning manufacturing activity, and the ongoing U.S.-China trade war. However, in the fourth quarter, a partial trade resolution between the U.S. and China relieved much of the pressure. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the third quarter of 2019, up slightly from 2.0% in the second quarter, but down from 3.1% in the first quarter of 2019. The unemployment rate ended the reporting period at a 50-year low. After reaching a near 18-year high during the summer, consumer confidence edged lower by December, although it remained a stable source of GDP growth in the U.S. Inflation remained benign.
After raising interest rates four times in 2018, the Fed held rates unchanged through the first half of 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. Following the October interest rate cut, the Fed signaled that further interest rate cuts would be unlikely provided the economy continues to expand moderately and the labor market remains strong. The federal funds target rate ended the reporting period in a range of 1.50% to 1.75%.
Outside the U.S., major central banks maintained accommodative monetary policies. The European Central Bank held interest rates steady and launched an asset-purchase program to help stimulate the economy. The Bank of Japan maintained its short-term interest rate target of –0.1% throughout the period. Despite ongoing Brexit-related uncertainties, the Bank of England maintained its key official bank rate of 0.75% throughout the period, where it has remained since August 2018.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
The Investment Environment (continued)

Bond prices generally rose over the reporting period as yields fell. (Bond yields and bond prices move in opposite directions.) Short-term yields, which typically respond to changes in the federal funds rate, remained relatively flat for the first five months of the period before declining as the Fed implemented interest rate cuts, with the three-month Treasury yield falling from 2.45% at the outset of the period to 1.55% at the end of the period. Longer-term yields, which are influenced more by economic growth and inflation expectations, trended downward over most of the period before moderating in the last four months. During the reporting period, the U.S. Treasury yield curve flattened with portions of the yield curve inverting, which is often an indicator of a possible recession, before normalizing in the last quarter of the year. Over the reporting period, the 10-year Treasury yield fell from 2.69% to 1.92%. Outside the U.S., bond yields generally remained low.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Fund Management

Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab Fixed-Income ETFs and Schwab’s taxable bond funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF. Prior to joining CSIM in 2016, Mr. McKissick worked at Denver Investments for 17 years, most recently as a director of fixed income and portfolio manager where he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service and other administrative functions.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab U.S. TIPS ETF

The Schwab U.S. TIPS ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L) (the index). To pursue this investment objective, the fund generally invests in securities that are included in the index and generally seeks to replicate the performance of the index by giving the same weight to a given security as the index does. For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Despite continuing signs of global economic weakness and escalating trade tensions with China over much of the reporting period, the U.S. economy exhibited steady, although slowing, growth throughout the period. Inflation remained benign for most of the reporting period despite a tight labor market and continued low unemployment, a more dovish Federal Reserve (Fed), and a soaring stock market. After four interest rate hikes in 2018, the Fed held rates unchanged for the first half of the year. But amid growing signs of global weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. Consistent with U.S. Treasury securities yields across the board, yields on U.S. Treasury Inflation-Protected Securities (TIPS) fell and prices rose. (Bond yields and bond prices move in opposite directions.) For the year, TIPS outperformed non-inflation protected U.S. Treasury securities.
Performance. For the 12 months ended December 31, 2019, the fund’s market price return was 8.52% and its NAV return was 8.36% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 8.43% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The fund closely tracked the performance of the index for the 12-month reporting period. The fund’s gains came primarily from price appreciation, although coupon income and inflation accrual generated by the fund’s holdings further boosted fund performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[4]	8.0 Yrs
Weighted Average Duration[4]	7.4 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Less than 0.05%.
[3]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[4]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab U.S. TIPS ETF
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 5, 2010 – December 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. TIPS ETF (8/5/2010)
Market Price Return[2]	8.52%	2.52%	2.99%
NAV Return[2]	8.36%	2.55%	2.98%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)	8.43%	2.62%	3.07%
ETF Category: Morningstar Inflation-Protected Bond[3]	7.92%	2.15%	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Short-Term U.S. Treasury ETF

The Schwab Short-Term U.S. Treasury ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Bloomberg Barclays US Treasury 1-3 Year Index (the index). To pursue this investment objective, the fund generally invests in a representative sample of securities in the index. For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. U.S. bond returns for 2019 were strong nearly across the board, with the strongest performance coming from longer-term corporate bond markets and long-term U.S. Treasuries, although shorter-term U.S. Treasuries, Treasury Inflation-Protected Securities (TIPS), and government and asset-backed securities all posted positive gains. Despite continuing signs of global economic weakness and escalating trade tensions with China over much of the period, the U.S. economy exhibited steady, although slowing, growth throughout the period. After four interest rate hikes in 2018, the Federal Reserve (Fed) held rates unchanged for the first half of the year. But amid growing signs of global weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. Despite a tight labor market and continued low unemployment, a more dovish Fed, and a soaring stock market, inflation remained benign.
Over the reporting period, yields on short-term U.S. Treasuries declined and prices rose—more steeply over the first half of the year as the Fed reconsidered its interest rate policy and paused on further rate increases, then at a slower pace over the second half as the Fed implemented rate cuts. (Bond yields and bond prices move in opposite directions.) Over the reporting period, the yield on the 1-year U.S. Treasury bill fell relatively steadily, from 2.63% to 1.59%. The yield on the 2-year U.S. Treasury began the year at 2.48%, hit its one-year low of 1.39% in early October, and ended the year at 1.58%. The yield on the 3-year U.S. Treasury followed a similar pattern, beginning the year at 2.46%, hitting its low of 1.34% in early October, and closing the year at 1.62%. The spread between the 1-year and 3-year yields somewhat normalized from -0.17% to 0.03% for the year.
Performance. For the 12 months ended December 31, 2019, the fund’s market price return was 3.46% and its NAV return was 3.53% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 3.59% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The fund closely tracked the performance of the index for the 12-month reporting period. The fund’s gains came primarily from coupon income generated by the fund’s holdings, with price appreciation further boosting the fund’s return.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	2.0 Yrs
Weighted Average Duration[3]	1.9 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Short-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 5, 2010 – December 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Short-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	3.46%	1.30%	0.99%
NAV Return[2]	3.53%	1.31%	0.99%
Bloomberg Barclays US Treasury 1-3 Year Index	3.59%	1.39%	1.08%
ETF Category: Morningstar Short Government[3]	3.25%	1.18%	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective December 13, 2019, the management fee was reduced to 0.05%. For more information, see financial note 4 or refer to the prospectus supplement dated December 13, 2019.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Intermediate-Term U.S. Treasury ETF

The Schwab Intermediate-Term U.S. Treasury ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Bloomberg Barclays US Treasury 3-10 Year Index (the index). To pursue this investment objective, the fund generally invests in a representative sample of securities included in the index. For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. U.S. bond returns for 2019 were strong nearly across the board, with the strongest performance coming from longer-term corporate bond markets and long-term U.S. Treasuries, although shorter-term U.S. Treasuries, Treasury Inflation-Protected Securities (TIPS), and government and asset-backed securities all posted positive gains. Despite continuing signs of global economic weakness and escalating trade tensions with China over much of the period, the U.S. economy exhibited steady, although slowing, growth throughout the period. After four interest rate hikes in 2018, the Federal Reserve (Fed) held rates unchanged for the first half of the year. But amid growing signs of global weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. Despite a tight labor market and continued low unemployment, a more dovish Fed, and a soaring stock market, inflation remained benign.
Over the reporting period, yields on intermediate-term U.S. Treasuries declined and prices rose—more steeply over the first half of the year as the Fed reconsidered its interest rate policy and paused on further rate increases, then stabilized over the second half as the Fed implemented rate cuts. (Bond yields and bond prices move in opposite directions.) Over the reporting period, the yield on the 3-year U.S. Treasury began the year at 2.46%, hit its one-year low of 1.34% in early October, and ended the year at 1.62%. The yield on the 5-year U.S. Treasury note began the year at 2.51%, hit its one-year low of 1.32% in early September, and ended the year at 1.69%. The yield on the 10-year U.S. Treasury began the year at 2.69%, hit its low of 1.47% in late August and early September, and ended the year at 1.92%.
Performance. For the 12 months ended December 31, 2019, the fund’s market price return was 6.18% and its NAV return was 6.38% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 6.43% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The fund closely tracked the performance of the index for the 12-month reporting period. The fund’s gains came primarily from price appreciation, although coupon income generated by the fund’s holdings further boosted fund performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	5.6 Yrs
Weighted Average Duration[3]	5.2 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	See Glossary for definitions of maturity and duration.

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Schwab Intermediate-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 5, 2010 – December 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Intermediate-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	6.18%	2.33%	2.63%
NAV Return[2]	6.38%	2.38%	2.64%
Bloomberg Barclays US Treasury 3-10 Year Index	6.43%	2.46%	2.74%
ETF Category: Morningstar Intermediate Government[3]	5.88%	1.94%	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective December 13, 2019, the management fee was reduced to 0.05%. For more information, see financial note 4 or refer to the prospectus supplement dated December 13, 2019.

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Schwab Long-Term U.S. Treasury ETF

The Schwab Long-Term U.S. Treasury ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the long-term U.S. Treasury bond market. To pursue this investment objective, the fund generally invests in securities that are included in Bloomberg Barclays US Long Treasury Index (the index) and generally seeks to replicate the performance of the index by giving the same weight to a given security as the index does. For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. U.S. bond returns for 2019 were strong nearly across the board, with the strongest performance coming from longer-term corporate bond markets and long-term U.S. Treasuries, although shorter-term U.S. Treasuries, Treasury Inflation-Protected Securities (TIPS), and government and asset-backed securities all posted positive gains. Despite continuing signs of global economic weakness and escalating trade tensions with China over much of the period, the U.S. economy exhibited steady, although slowing, growth throughout the period. After four interest rate hikes in 2018, the Federal Reserve (Fed) held rates unchanged for the first half of the year. But amid growing signs of global weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the year—in July, September, and October. Despite a tight labor market and continued low unemployment, a more dovish Fed, and a soaring stock market, inflation remained benign.
Yields on long-term U.S. Treasuries declined relatively steadily over the first half of the year, as the Fed reconsidered its interest rate policy and paused on further rate increases, but became more volatile over the second half of the year as the Fed implemented rate cuts, U.S.-China trade tensions endured, and global uncertainties persisted. By year-end, as a partial U.S.-China trade resolution was announced and equity markets had regained their momentum, long-term yields had increased modestly from the lowest levels of the year. Over the fund’s reporting period from its inception on October 10, 2019 through December 31, 2019, the yield on the 10-year U.S. Treasury rose from 1.59% to 1.92% and the yield on the 30-year U.S. Treasury rose from 2.08% to 2.39%.
Performance. During the reporting period from fund inception on October 10, 2019 through December 31, 2019, the fund’s market price return was -5.16% and its NAV return was -4.91% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned -4.92% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period from fund inception on October 10, 2019 through December 31, 2019, the fund closely tracked the performance of the index. Declining market value of long-term U.S. Treasury securities detracted from fund performance. Coupon income generated by the fund’s holdings contributed to fund performance, partially offsetting the impact of negative price return that detracted from performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[4]	24.9 Yrs
Weighted Average Duration[4]	17.5 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Less than 0.05%.
[3]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[4]	See Glossary for definitions of maturity and duration.

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Schwab Long-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/2019)
Market Price Return[2]	-5.16%
NAV Return[2]	-4.91%
Bloomberg Barclays US Long Treasury Index	-4.92%
ETF Category: Morningstar Long Government[3]	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective December 13, 2019, the management fee was reduced to 0.05%. For more information, see financial note 4 or refer to the prospectus supplement dated December 13, 2019.

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Schwab U.S. Aggregate Bond ETF

The Schwab U.S. Aggregate Bond ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Bloomberg Barclays US Aggregate Bond Index (the index). To pursue this investment objective, the fund generally invests in a representative sample of securities included in the index. In addition, for the 12-month reporting period ended December 31, 2019, the fund also held positions in TBAs, or “to-be-announced” securities. TBAs are mortgage-backed bonds that settle on a forward date and are used to gain exposure to the mortgage market. The average month-end position in these securities was 2.2% of the fund, with a minimum exposure of 1.7% and a maximum exposure of 3.3%. For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. U.S. bond returns for 2019 were strong nearly across the board, with the strongest performance coming from longer-term corporate bond markets and long-term U.S. Treasuries, although shorter-term U.S. Treasuries, Treasury Inflation-Protected Securities (TIPS), and government and asset-backed securities all posted positive gains. Despite continuing signs of global economic weakness and escalating trade tensions with China over much of the period, the U.S. economy exhibited steady, although slowing, growth throughout the period. After four interest rate hikes in 2018, the Federal Reserve (Fed) held rates unchanged for the first half of the year. But amid growing signs of global weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the period. Despite tight labor market and continued low unemployment, a more dovish Fed, and a soaring stock market, inflation remained benign.
Over much of the reporting period, the U.S. Treasury yield curve flattened. In late March, certain parts of the yield curve inverted as short-term yield exceeded long-term yields, raising recession concerns. But as trade tensions moderated, the Fed’s intentions became clearer, and investors regained their optimism, demand for longer-term U.S. Treasuries declined, driving yields higher, and by October the yield curve had regained its normal slope. Over the reporting period, the yield on the three-month U.S. Treasury fell from 2.45% to 1.55%, the yield on the 10-year U.S. Treasury fell from 2.69% to 1.92%, and the yield on the 30-year U.S. Treasury fell from 3.02% to 2.39%.
Performance. For the 12 months ended December 31, 2019, the fund’s market price return and NAV return were 8.64% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 8.72% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The fund closely tracked the performance of the index for the 12-month reporting period, which meant keeping the fund’s credit quality, duration, and sector allocations aligned to the index. All bond sectors contributed positively, with gains primarily coming from price appreciation, although coupon income generated by the fund’s holdings further boosted fund performance. As a result of increased assets under management (AUM), the fund was able to increase its number of credit and securitized positions, providing it improved tracking of its index.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[4]	7.9 Yrs
Weighted Average Duration[4]	5.9 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.8% of total investments on December 31, 2019.
[3]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[4]	See Glossary for definitions of maturity and duration.

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Schwab U.S. Aggregate Bond ETF
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (July 14, 2011 – December 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Aggregate Bond ETF (7/14/2011)
Market Price Return[2]	8.64%	2.90%	3.08%
NAV Return[2]	8.64%	2.97%	3.08%
Bloomberg Barclays US Aggregate Bond Index	8.72%	3.05%	3.20%
ETF Category: Morningstar Intermediate Core Bond[3]	8.06%	2.72%	N/A
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
*	Inception (7/14/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

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Schwab 1-5 Year Corporate Bond ETF

The Schwab 1-5 Year Corporate Bond ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. corporate bond market. To pursue this investment objective, the fund generally invests in a representative sample of securities included in the Bloomberg Barclays US 1-5 Year Corporate Bond Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. U.S. bond returns for 2019 were strong nearly across the board, with the strongest performance coming from longer-term corporate bond markets and long-term U.S. Treasuries, although shorter-term U.S. Treasuries, Treasury Inflation-Protected Securities (TIPS), and government and asset-backed securities all posted positive gains. Despite continuing signs of global economic weakness and escalating trade tensions with China over much of the period, the U.S. economy exhibited steady, although slowing, growth throughout the period. After four interest rate hikes in 2018, the Federal Reserve (Fed) held rates unchanged for the first half of the year. But amid growing signs of global weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the year—in July, September, and October. Despite a tight labor market and continued low unemployment, a more dovish Fed, and a soaring stock market, inflation remained benign.
Over the fund’s reporting period from its inception on October 10, 2019 through December 31, 2019, yields on U.S. corporate debt fell, driving prices higher. (Bond yields and bond prices move in opposite directions.) Credit spreads between corporate bonds and U.S. Treasuries tightened, reflecting improving creditworthiness and a favorable environment for corporate bonds. Contributors to this tightening included the Fed’s interest rate cuts, strong corporate earnings, abating recessionary fears, and the easing of trade tensions that came with the December announcement of a partial trade resolution between the U.S. and China.
Performance. During the reporting period from fund inception on October 10, 2019 through December 31, 2019, the fund’s market price return was 0.52% and its NAV return was 0.50% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 0.57% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period from fund inception on October 10, 2019 through December 31, 2019, the fund closely tracked the performance of the index. The fund’s gains came both from price appreciation and coupon income generated by the fund’s holdings.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	2.8 Yrs
Weighted Average Duration[3]	2.6 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	See Glossary for definitions of maturity and duration.

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Schwab 1-5 Year Corporate Bond ETF
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/2019)
Market Price Return[2]	0.52%
NAV Return[2]	0.50%
Bloomberg Barclays US 1-5 Year Corporate Bond Index	0.57%
ETF Category: Morningstar Short-Term Bond[3]	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective December 13, 2019, the management fee was reduced to 0.05%. For more information, see financial note 4 or refer to the prospectus supplement dated December 13, 2019.

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Schwab 5-10 Year Corporate Bond ETF

The Schwab 5-10 Year Corporate Bond ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. corporate bond market. To pursue this investment objective, the fund generally invests in a representative sample of securities included in the Bloomberg Barclays US 5-10 Year Corporate Bond Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. U.S. bond returns for 2019 were strong nearly across the board, with the strongest performance coming from longer-term corporate bond markets and long-term U.S. Treasuries, although U.S. shorter-term Treasuries, Treasury Inflation-Protected Securities (TIPS), and government and asset-backed securities all posted positive gains. Despite continuing signs of global economic weakness and escalating trade tensions with China over much of the period, the U.S. economy exhibited steady, although slowing, growth throughout the period. After four interest rate hikes in 2018, the Federal Reserve (Fed) held rates unchanged for the first half of the year. But amid growing signs of global weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the year—in July, September, and October. Despite a tight labor market and continued low unemployment, a more dovish Fed, and a soaring stock market, inflation remained benign.
Over the fund’s reporting period from its inception on October 10, 2019 through December 31, 2019, yields on U.S. corporate debt fell, driving prices higher. (Bond yields and bond prices move in opposite directions.) Credit spreads between corporate bonds and U.S. Treasuries tightened, reflecting improving creditworthiness and a favorable environment for corporate bonds. Contributors to this tightening included the Fed’s interest rate cuts, strong corporate earnings, abating recessionary fears, and the easing of trade tensions that came with the December announcement of a partial trade resolution between the U.S. and China. Longer-term corporate bonds performed more strongly than shorter-term bonds.
Performance. During the reporting period from fund inceptions on October 10, 2019 through December 31, 2019, the fund’s market price return and NAV return were 0.67% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 0.76% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period from fund inception on October 10, 2019 through December 31, 2019, the fund closely tracked the performance of the index. The fund’s gains came both from price appreciation and coupon income generated by the fund’s holdings.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	7.1 Yrs
Weighted Average Duration[3]	6.2 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab 5-10 Year Corporate Bond ETF
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/2019)
Market Price Return[2]	0.67%
NAV Return[2]	0.67%
Bloomberg Barclays US 5-10 Year Corporate Bond Index	0.76%
ETF Category: Morningstar Corporate Bond[3]	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective December 13, 2019, the management fee was reduced to 0.05%. For more information, see financial note 4 or refer to the prospectus supplement dated December 13, 2019.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2019 and held through December 31, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/19	Ending Account Value (Net of Expenses) at 12/31/19	Expenses Paid During Period 7/1/19-12/31/19[2]
Schwab U.S. TIPS ETF
Actual Return	0.05%	$1,000.00	$1,021.40	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab Short-Term U.S. Treasury ETF
Actual Return	0.06%	$1,000.00	$1,010.60	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31
Schwab Intermediate-Term U.S. Treasury ETF
Actual Return	0.06%	$1,000.00	$1,012.30	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31
Schwab Long-Term U.S. Treasury ETF[3],[4]
Actual Return	0.06%	$1,000.00	$ 950.90	$0.13
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31
Schwab U.S. Aggregate Bond ETF
Actual Return	0.04%	$1,000.00	$1,024.10	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab 1-5 Year Corporate Bond ETF[3],[4]
Actual Return	0.06%	$1,000.00	$1,005.00	$0.14
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31
Schwab 5-10 Year Corporate Bond ETF[3],[4]
Actual Return	0.06%	$1,000.00	$1,006.70	$0.14
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. Effective December 13, 2019, the advisory fee of the Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab 1-5 Year Corporate Bond ETF, and Schwab 5-10 Year Corporate Bond ETF were reduced to 0.05% each, respectively. If the fund expense changes had been in place throughout the entire most recent fiscal half-year the expenses paid during period under the actual return and hypothetical 5% return example would have been the following; For Schwab Short-Term U.S. Treasury ETF, $0.25 and $0.26, respectively, for Schwab Intermediate-Term U.S. Treasury ETF, $0.25 and $0.26, respectively, for Schwab Long-Term U.S. Treasury ETF, $0.11 and $0.26, respectively, for Schwab 1-5 Year Corporate Bond ETF, $0.11 and $0.26, respectively, and for Schwab 5-10 Year Corporate Bond ETF, $0.11 and $0.26, respectively. (See financial note 4)
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by 365 days of the fiscal year.
[3]	The expense ratio provided for the fund is for the period from 10/10/19 (commencement of operations) through 12/31/19.
[4]	Actual expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 83 days of the period from commencement of operations on 10/10/19 through 12/31/19, and divided by 365 days of the fiscal year. Hypothetical expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab U.S. TIPS ETF
Financial Statements
Financial Highlights
	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$53.27	$55.39	$54.84	$53.15	$54.11
Income (loss) from investment operations:
Net investment income (loss)[1]	1.21	1.51	1.17	0.99	0.17
Net realized and unrealized gains (losses)	3.23	(2.23)	0.43	1.46	(0.98)
Total from investment operations	4.44	(0.72)	1.60	2.45	(0.81)
Less distributions:
Distributions from net investment income	(1.14)	(1.40)	(1.05)	(0.76)	(0.15)
Net asset value at end of period	$56.57	$53.27	$55.39	$54.84	$53.15
Total return	8.36%	(1.31%)	2.95%	4.60%	(1.50%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05% [2]	0.07%	0.07%
Net investment income (loss)	2.18%	2.80%	2.13%	1.78%	0.31%
Portfolio turnover rate[3]	20%	17%	19%	16%	19%
Net assets, end of period (x 1,000)	$8,733,970	$5,779,263	$2,880,386	$1,614,977	$815,816

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/17 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.7% of net assets
U.S. Treasury Inflation Protected Securities
1.13%, 01/15/21	251,302,350	253,739,817
0.13%, 04/15/21	317,722,012	317,177,459
0.63%, 07/15/21	266,598,178	269,701,247
0.13%, 01/15/22	294,052,467	294,006,777
0.13%, 04/15/22	310,510,383	310,205,433
0.13%, 07/15/22	302,951,169	304,363,275
0.13%, 01/15/23	303,407,092	303,491,366
0.63%, 04/15/23	303,192,430	307,994,568
0.38%, 07/15/23	302,639,769	306,947,994
0.63%, 01/15/24	301,469,318	307,973,546
0.50%, 04/15/24	217,979,140	221,604,176
0.13%, 07/15/24	296,355,588	298,256,741
0.13%, 10/15/24	214,160,098	215,484,808
0.25%, 01/15/25	297,228,990	300,036,202
2.38%, 01/15/25	188,958,648	210,740,711
0.38%, 07/15/25	297,085,621	303,226,381
0.63%, 01/15/26	265,942,094	274,189,919
2.00%, 01/15/26	134,796,659	149,947,048
0.13%, 07/15/26	250,933,550	251,846,088
0.38%, 01/15/27	249,002,800	252,904,848
2.38%, 01/15/27	110,676,183	127,786,620
0.38%, 07/15/27	246,054,566	251,090,669
0.50%, 01/15/28	244,015,198	250,443,698
1.75%, 01/15/28	114,019,894	128,159,606
3.63%, 04/15/28	96,359,219	123,355,128
0.75%, 07/15/28	239,624,412	252,243,228
0.88%, 01/15/29	238,215,032	253,082,692
2.50%, 01/15/29	110,574,970	133,344,652
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 04/15/29	117,414,317	156,861,416
0.25%, 07/15/29	255,307,965	257,935,240
3.38%, 04/15/32	44,607,302	61,350,588
2.13%, 02/15/40	59,759,654	78,258,442
2.13%, 02/15/41	76,686,146	101,245,038
0.75%, 02/15/42	134,594,064	140,170,521
0.63%, 02/15/43	99,574,704	100,943,220
1.38%, 02/15/44	150,179,592	177,415,840
0.75%, 02/15/45	167,439,280	174,018,349
1.00%, 02/15/46	114,877,623	126,561,526
0.88%, 02/15/47	110,293,218	118,400,772
1.00%, 02/15/48	117,439,054	130,181,841
1.00%, 02/15/49	102,443,763	113,961,176
Total Treasuries
(Cost $8,507,681,361)		8,710,648,666
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (a)	509,711	509,711
Total Other Investment Company
(Cost $509,711)		509,711
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$8,710,648,666	$—	$8,710,648,666
Other Investment Company[1]	509,711	—	—	509,711
Total	$509,711	$8,710,648,666	$—	$8,711,158,377
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $8,508,191,072)		$8,711,158,377
Receivables:
Investments sold		99,135,888
Interest		23,661,896
Fund shares sold		16,970,146
Dividends	+	8,433
Total assets		8,850,934,740
Liabilities
Payables:
Investments bought		116,598,549
Management fees	+	366,624
Total liabilities		116,965,173
Net Assets
Total assets		8,850,934,740
Total liabilities	–	116,965,173
Net assets		$8,733,969,567
Net Assets by Source
Capital received from investors		8,578,451,826
Total distributable earnings		155,517,741

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,733,969,567		154,400,000		$56.57

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Dividends		$89,669
Interest	+	156,475,399
Total investment income		156,565,068
Expenses
Management fees		3,513,832
Total expenses	–	3,513,832
Net investment income		153,051,236
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(10,446,063)
Net realized gains on in-kind redemptions	+	12,404,585
Net realized gains		1,958,522
Net change in unrealized appreciation (depreciation) on investments	+	361,225,335
Net realized and unrealized gains		363,183,857
Increase in net assets resulting from operations		$516,235,093

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$153,051,236	$129,670,175
Net realized gains (losses)		1,958,522	(19,770,508)
Net change in unrealized appreciation (depreciation)	+	361,225,335	(167,659,366)
Increase (decrease) in net assets resulting from operations		516,235,093	(57,759,699)
Distributions to Shareholders
Total distributions		($152,790,170)	($130,028,200)

Transactions in Fund Shares
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		55,400,000	$3,115,333,976	68,000,000	$3,701,238,840
Shares redeemed	+	(9,500,000)	(524,072,192)	(11,500,000)	(614,573,583)
Net transactions in fund shares		45,900,000	$2,591,261,784	56,500,000	$3,086,665,257
Shares Outstanding and Net Assets
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		108,500,000	$5,779,262,860	52,000,000	$2,880,385,502
Total increase	+	45,900,000	2,954,706,707	56,500,000	2,898,877,358
End of period		154,400,000	$8,733,969,567	108,500,000	$5,779,262,860

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$49.88	$50.03	$50.41	$50.43	$50.55
Income (loss) from investment operations:
Net investment income (loss)[1]	1.14	0.94	0.57	0.42	0.35
Net realized and unrealized gains (losses)	0.60	(0.20) [2]	(0.39)	(0.03)	(0.13)
Total from investment operations	1.74	0.74	0.18	0.39	0.22
Less distributions:
Distributions from net investment income	(1.14)	(0.89)	(0.56)	(0.41)	(0.34)
Net asset value at end of period	$50.48	$49.88	$50.03	$50.41	$50.43
Total return	3.53%	1.50%	0.35%	0.78%	0.44%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.06%	0.06%	0.08% [4]	0.08%
Net investment income (loss)	2.27%	1.89%	1.13%	0.83%	0.69%
Portfolio turnover rate[5]	77%	65%	65%	66%	89%
Net assets, end of period (x 1,000)	$5,262,952	$4,254,630	$2,181,398	$1,414,092	$1,071,573

1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio. (See financial note 4)
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
7.88%, 02/15/21	5,847,000	6,250,694
8.13%, 05/15/21	1,700,000	1,851,240
8.13%, 08/15/21	2,000,000	2,209,375
8.00%, 11/15/21	15,918,000	17,787,122
7.25%, 08/15/22	7,604,000	8,708,659
Notes
2.00%, 01/15/21	48,035,000	48,224,513
1.38%, 01/31/21	67,475,000	67,299,723
2.13%, 01/31/21	54,456,000	54,752,743
2.50%, 01/31/21	73,609,000	74,299,084
2.25%, 02/15/21	45,945,000	46,266,256
3.63%, 02/15/21	79,170,000	80,923,492
1.13%, 02/28/21	68,711,000	68,323,159
2.00%, 02/28/21	64,629,000	64,911,752
2.50%, 02/28/21	80,243,000	81,048,564
2.38%, 03/15/21	53,519,000	53,998,789
1.25%, 03/31/21	33,553,000	33,408,827
2.25%, 03/31/21	72,975,000	73,546,542
2.38%, 04/15/21	71,004,000	71,709,880
1.38%, 04/30/21	69,528,000	69,336,526
2.25%, 04/30/21	63,846,000	64,402,159
2.63%, 05/15/21	71,825,000	72,828,025
3.13%, 05/15/21	50,414,000	51,458,712
1.38%, 05/31/21	71,602,000	71,396,424
2.00%, 05/31/21	6,326,000	6,362,572
2.13%, 05/31/21	82,573,000	83,187,460
2.63%, 06/15/21	62,707,000	63,634,133
1.13%, 06/30/21	66,116,000	65,674,366
1.63%, 06/30/21	26,214,000	26,228,848
2.13%, 06/30/21	44,071,000	44,426,495
2.63%, 07/15/21	64,972,000	65,990,994
1.13%, 07/31/21	130,234,000	129,292,856
1.75%, 07/31/21	42,661,000	42,769,319
2.25%, 07/31/21	798,000	806,214
2.13%, 08/15/21	9,005,000	9,081,683
2.75%, 08/15/21	164,533,000	167,563,364
1.13%, 08/31/21	23,148,000	22,972,582
1.50%, 08/31/21	69,000	68,900
2.00%, 08/31/21	12,371,000	12,454,359
2.75%, 09/15/21	79,445,000	80,984,247
1.13%, 09/30/21	77,365,000	76,754,542
1.50%, 09/30/21	4,948,000	4,941,139
2.13%, 09/30/21	29,724,000	29,995,696
2.88%, 10/15/21	90,249,000	92,284,890
1.25%, 10/31/21	114,969,000	114,302,090
1.50%, 10/31/21	4,006,000	4,000,836
2.00%, 10/31/21	87,434,000	88,101,709
2.00%, 11/15/21	5,562,000	5,607,191
2.88%, 11/15/21	68,524,000	70,151,445
1.50%, 11/30/21	83,507,000	83,402,616
1.75%, 11/30/21	149,818,000	150,309,590
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 11/30/21	40,546,000	40,789,118
2.63%, 12/15/21	97,042,000	98,984,735
1.63%, 12/31/21	4,000,000	4,005,234
2.00%, 12/31/21	83,075,000	83,754,852
2.13%, 12/31/21	3,731,000	3,770,715
2.50%, 01/15/22	92,838,000	94,531,569
1.50%, 01/31/22	38,962,000	38,910,254
1.88%, 01/31/22	75,701,000	76,156,389
2.00%, 02/15/22	48,885,000	49,310,834
2.50%, 02/15/22	48,832,000	49,766,675
1.75%, 02/28/22	46,129,000	46,307,390
1.88%, 02/28/22	46,879,000	47,175,656
2.38%, 03/15/22	63,679,000	64,790,895
1.75%, 03/31/22	49,259,000	49,453,342
1.88%, 03/31/22	39,755,000	40,015,892
2.25%, 04/15/22	43,626,000	44,276,982
1.75%, 04/30/22	46,467,000	46,655,772
1.88%, 04/30/22	58,167,000	58,562,354
1.75%, 05/15/22	42,217,000	42,386,858
2.13%, 05/15/22	65,973,000	66,802,817
1.75%, 05/31/22	64,211,000	64,481,890
1.88%, 05/31/22	43,330,000	43,638,049
1.75%, 06/15/22	64,295,000	64,568,756
1.75%, 06/30/22	56,536,000	56,783,345
2.13%, 06/30/22	50,257,000	50,932,329
1.75%, 07/15/22	70,293,000	70,581,311
1.88%, 07/31/22	52,216,000	52,599,461
2.00%, 07/31/22	147,758,000	149,322,157
1.50%, 08/15/22	79,156,000	78,998,306
1.63%, 08/15/22	111,000	111,147
1.63%, 08/31/22	59,315,000	59,382,193
1.88%, 08/31/22	123,698,000	124,640,231
1.50%, 09/15/22	35,314,000	35,240,889
1.75%, 09/30/22	52,812,000	53,038,927
1.88%, 09/30/22	69,562,000	70,110,888
1.38%, 10/15/22	57,783,000	57,439,914
1.88%, 10/31/22	44,954,000	45,301,691
2.00%, 10/31/22	47,396,000	47,923,651
1.63%, 11/15/22	103,414,000	103,498,832
2.00%, 11/30/22	89,155,000	90,185,855
1.63%, 12/15/22	42,000,000	42,044,297
2.13%, 12/31/22	100,000,000	101,546,875
Total Treasuries
(Cost $5,189,549,033)		5,235,071,723

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Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (a)	7,064,426	7,064,426
Total Other Investment Company
(Cost $7,064,426)		7,064,426
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$5,235,071,723	$—	$5,235,071,723
Other Investment Company[1]	7,064,426	—	—	7,064,426
Total	$7,064,426	$5,235,071,723	$—	$5,242,136,149
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $5,196,613,459)		$5,242,136,149
Receivables:
Investments sold		271,662,437
Interest		25,218,015
Fund shares sold		12,618,157
Dividends	+	5,132
Total assets		5,551,639,890
Liabilities
Payables:
Investments bought		159,715,050
Management fees		238,551
Fund shares redeemed	+	128,734,085
Total liabilities		288,687,686
Net Assets
Total assets		5,551,639,890
Total liabilities	–	288,687,686
Net assets		$5,262,952,204
Net Assets by Source
Capital received from investors		5,242,654,380
Total distributable earnings		20,297,824

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,262,952,204		104,250,000		$50.48

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Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Dividends		$133,731
Interest	+	125,556,721
Total investment income		125,690,452
Expenses
Management fees		3,205,305
Total expenses	–	3,205,305
Net investment income		122,485,147
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(4,609,671)
Net realized gains on in-kind redemptions	+	26,141,162
Net realized gains		21,531,491
Net change in unrealized appreciation (depreciation) on investments	+	44,234,324
Net realized and unrealized gains		65,765,815
Increase in net assets resulting from operations		$188,250,962

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Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$122,485,147	$51,698,208
Net realized gains (losses)		21,531,491	(16,347,813)
Net change in unrealized appreciation (depreciation)	+	44,234,324	19,233,560
Increase in net assets resulting from operations		188,250,962	54,583,955
Distributions to Shareholders
Total distributions		($122,565,815)	($51,440,855)

Transactions in Fund Shares
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		92,750,000	$4,666,572,488	52,000,000	$2,581,262,926
Shares redeemed	+	(73,800,000)	(3,723,935,297)	(10,300,000)	(511,174,627)
Net transactions in fund shares		18,950,000	$942,637,191	41,700,000	$2,070,088,299
Shares Outstanding and Net Assets
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		85,300,000	$4,254,629,866	43,600,000	$2,181,398,467
Total increase	+	18,950,000	1,008,322,338	41,700,000	2,073,231,399
End of period		104,250,000	$5,262,952,204	85,300,000	$4,254,629,866

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Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$52.89	$53.35	$53.41	$53.55	$53.52
Income (loss) from investment operations:
Net investment income (loss)[1]	1.28	1.21	0.89	0.79	0.85
Net realized and unrealized gains (losses)	2.07	(0.55) [2]	(0.07)	(0.15)	0.02 [2]
Total from investment operations	3.35	0.66	0.82	0.64	0.87
Less distributions:
Distributions from net investment income	(1.27)	(1.12)	(0.88)	(0.78)	(0.84)
Net asset value at end of period	$54.97	$52.89	$53.35	$53.41	$53.55
Total return	6.38%	1.28%	1.54%	1.16%	1.62%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.06%	0.06%	0.09% [4]	0.10% [5]
Net investment income (loss)	2.35%	2.34%	1.66%	1.44%	1.59%
Portfolio turnover rate[6]	38%	41%	30%	30%	32%
Net assets, end of period (x 1,000)	$4,735,743	$3,480,449	$1,165,708	$790,506	$441,747

1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio. (See financial note 4)
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
5
Effective February 24, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/15 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.4% of net assets
Bonds
7.13%, 02/15/23	6,570,000	7,681,511
6.25%, 08/15/23	6,959,000	8,088,478
7.50%, 11/15/24	10,352,000	13,153,914
7.63%, 02/15/25	3,462,000	4,465,304
6.88%, 08/15/25	3,647,000	4,650,637
6.00%, 02/15/26	8,575,000	10,681,569
6.75%, 08/15/26	3,982,000	5,218,598
6.50%, 11/15/26	5,472,000	7,139,250
6.63%, 02/15/27	3,939,000	5,208,712
6.38%, 08/15/27	3,293,000	4,360,652
6.13%, 11/15/27	14,517,000	19,088,721
5.50%, 08/15/28	5,987,000	7,712,940
5.25%, 11/15/28	5,953,000	7,586,819
5.25%, 02/15/29	3,729,000	4,773,994
6.13%, 08/15/29	4,974,000	6,824,872
Notes
2.00%, 02/15/23	56,045,000	56,719,291
1.50%, 02/28/23	36,366,000	36,248,095
2.63%, 02/28/23	39,615,000	40,849,874
1.50%, 03/31/23	31,284,000	31,180,127
2.50%, 03/31/23	36,432,000	37,452,381
1.63%, 04/30/23	44,824,000	44,834,506
2.75%, 04/30/23	35,789,000	37,094,739
1.75%, 05/15/23	77,440,000	77,763,675
1.63%, 05/31/23	34,971,000	34,980,562
2.75%, 05/31/23	30,439,000	31,568,572
1.38%, 06/30/23	25,479,000	25,265,016
2.63%, 06/30/23	24,634,000	25,471,171
1.25%, 07/31/23	40,733,000	40,198,379
2.75%, 07/31/23	63,881,000	66,356,389
2.50%, 08/15/23	45,223,000	46,597,355
1.38%, 08/31/23	21,588,000	21,394,889
2.75%, 08/31/23	39,729,000	41,291,778
1.38%, 09/30/23	29,879,000	29,595,383
2.88%, 09/30/23	35,345,000	36,924,480
1.63%, 10/31/23	28,819,000	28,802,114
2.88%, 10/31/23	54,590,000	57,072,139
2.75%, 11/15/23	62,932,000	65,520,570
2.13%, 11/30/23	41,698,000	42,450,519
2.88%, 11/30/23	65,775,000	68,811,955
2.25%, 12/31/23	26,619,000	27,234,564
2.63%, 12/31/23	48,419,000	50,236,604
2.25%, 01/31/24	30,067,000	30,770,521
2.50%, 01/31/24	28,093,000	29,024,678
2.75%, 02/15/24	58,419,000	60,952,012
2.13%, 02/29/24	27,816,000	28,337,550
2.38%, 02/29/24	43,272,000	44,516,070
2.13%, 03/31/24	66,123,000	67,362,806
2.00%, 04/30/24	30,746,000	31,174,763
2.25%, 04/30/24	53,574,000	54,875,681
2.50%, 05/15/24	74,577,000	77,190,108
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 05/31/24	75,814,000	76,877,173
1.75%, 06/30/24	51,738,000	51,909,786
2.00%, 06/30/24	34,454,000	34,937,164
1.75%, 07/31/24	30,010,000	30,111,987
2.13%, 07/31/24	65,221,000	66,502,491
2.38%, 08/15/24	69,612,000	71,762,902
1.25%, 08/31/24	22,825,000	22,392,573
1.88%, 08/31/24	28,882,000	29,136,974
1.50%, 09/30/24	53,570,000	53,132,651
2.13%, 09/30/24	38,872,000	39,655,514
1.50%, 10/31/24	36,821,000	36,520,391
2.25%, 10/31/24	34,640,000	35,553,359
2.25%, 11/15/24	76,114,000	78,129,832
1.50%, 11/30/24	34,784,000	34,508,174
2.13%, 11/30/24	18,916,000	19,306,143
1.75%, 12/31/24	5,000,000	5,016,797
2.25%, 12/31/24	31,429,000	32,274,882
2.50%, 01/31/25	31,391,000	32,629,473
2.00%, 02/15/25	71,405,000	72,464,918
2.75%, 02/28/25	33,124,000	34,843,601
2.63%, 03/31/25	38,405,000	40,176,731
2.88%, 04/30/25	37,880,000	40,120,247
2.13%, 05/15/25	71,306,000	72,798,969
2.88%, 05/31/25	34,927,000	37,006,248
2.75%, 06/30/25	36,441,000	38,395,433
2.88%, 07/31/25	39,041,000	41,409,386
2.00%, 08/15/25	76,225,000	77,290,959
2.75%, 08/31/25	37,689,000	39,739,812
3.00%, 09/30/25	31,710,000	33,878,915
3.00%, 10/31/25	35,038,000	37,455,075
2.25%, 11/15/25	67,363,000	69,220,746
2.88%, 11/30/25	27,723,000	29,458,936
2.63%, 12/31/25	34,019,000	35,685,400
2.63%, 01/31/26	41,396,000	43,430,226
1.63%, 02/15/26	66,299,000	65,724,064
2.50%, 02/28/26	29,719,000	30,973,931
2.25%, 03/31/26	30,967,000	31,827,060
2.38%, 04/30/26	30,846,000	31,937,659
1.63%, 05/15/26	62,950,000	62,325,418
2.13%, 05/31/26	38,963,000	39,752,914
1.88%, 06/30/26	52,431,000	52,697,251
1.88%, 07/31/26	24,286,000	24,396,046
1.50%, 08/15/26	84,684,000	83,063,096
1.38%, 08/31/26	26,648,000	25,927,671
1.63%, 09/30/26	32,975,000	32,588,574
1.63%, 10/31/26	27,052,000	26,722,304
2.00%, 11/15/26	68,401,000	69,202,574
1.63%, 11/30/26	31,584,000	31,191,668
2.25%, 02/15/27	86,228,000	88,680,109
2.38%, 05/15/27	85,325,000	88,531,354
2.25%, 08/15/27	57,423,000	59,073,911
2.25%, 11/15/27	47,817,000	49,191,739
2.75%, 02/15/28	76,856,000	81,959,719
2.88%, 05/15/28	95,932,000	103,351,741
2.88%, 08/15/28	86,481,000	93,284,623

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.13%, 11/15/28	114,800,000	126,342,782
2.63%, 02/15/29	72,034,000	76,406,689
2.38%, 05/15/29	70,825,000	73,680,133
1.63%, 08/15/29	77,360,000	75,438,088
1.75%, 11/15/29	47,551,000	46,878,599
Total Treasuries
(Cost $4,568,437,503)		4,707,638,872
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (a)	4,340,114	4,340,114
Total Other Investment Company
(Cost $4,340,114)		4,340,114
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$4,707,638,872	$—	$4,707,638,872
Other Investment Company[1]	4,340,114	—	—	4,340,114
Total	$4,340,114	$4,707,638,872	$—	$4,711,978,986
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $4,572,777,617)		$4,711,978,986
Receivables:
Investments sold		130,203,966
Interest		24,498,185
Fund shares sold		8,245,701
Dividends	+	4,534
Total assets		4,874,931,372
Liabilities
Payables:
Investments bought		53,763,883
Management fees		218,628
Fund shares redeemed	+	85,205,580
Total liabilities		139,188,091
Net Assets
Total assets		4,874,931,372
Total liabilities	–	139,188,091
Net assets		$4,735,743,281
Net Assets by Source
Capital received from investors		4,621,473,065
Total distributable earnings		114,270,216

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,735,743,281		86,150,000		$54.97

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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Dividends		$81,495
Interest	+	103,161,241
Total investment income		103,242,736
Expenses
Management fees		2,548,477
Total expenses	–	2,548,477
Net investment income		100,694,259
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(2,683,161)
Net realized gains on in-kind redemptions	+	27,383,142
Net realized gains		24,699,981
Net change in unrealized appreciation (depreciation) on investments	+	127,844,208
Net realized and unrealized gains		152,544,189
Increase in net assets resulting from operations		$253,238,448

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$100,694,259	$52,336,541
Net realized gains (losses)		24,699,981	(18,310,161)
Net change in unrealized appreciation (depreciation)	+	127,844,208	32,708,262
Increase in net assets resulting from operations		253,238,448	66,734,642
Distributions to Shareholders
Total distributions		($100,812,255)	($52,237,145)

Transactions in Fund Shares
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		46,950,000	$2,562,077,403	49,550,000	$2,591,430,842
Shares redeemed	+	(26,600,000)	(1,459,209,492)	(5,600,000)	(291,186,748)
Net transactions in fund shares		20,350,000	$1,102,867,911	43,950,000	$2,300,244,094
Shares Outstanding and Net Assets
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		65,800,000	$3,480,449,177	21,850,000	$1,165,707,586
Total increase	+	20,350,000	1,255,294,104	43,950,000	2,314,741,591
End of period		86,150,000	$4,735,743,281	65,800,000	$3,480,449,177

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Long-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.22
Net realized and unrealized gains (losses)	(2.67)
Total from investment operations	(2.45)
Less distributions:
Distributions from net investment income	(0.21)
Net asset value at end of period	$47.34
Total return	(4.91%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [4],[5]
Net investment income (loss)	2.07% [4]
Portfolio turnover rate	3% [3]
Net assets, end of period (x 1,000)	$18,935

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio. (See financial note 4)

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.3% of net assets
Bonds
6.25%, 05/15/30	90,200	126,992
5.38%, 02/15/31	145,200	195,113
4.50%, 02/15/36	159,200	211,462
4.75%, 02/15/37	54,800	75,534
5.00%, 05/15/37	70,400	99,825
4.38%, 02/15/38	74,200	98,883
4.50%, 05/15/38	84,000	113,708
3.50%, 02/15/39	134,600	161,667
4.25%, 05/15/39	127,600	168,263
4.50%, 08/15/39	136,400	185,472
4.38%, 11/15/39	146,600	196,570
4.63%, 02/15/40	239,800	332,179
4.38%, 05/15/40	200,400	269,632
3.88%, 08/15/40	178,000	224,836
4.25%, 11/15/40	182,200	241,671
4.75%, 02/15/41	207,200	292,913
4.38%, 05/15/41	157,800	213,153
3.75%, 08/15/41	177,000	220,254
3.13%, 11/15/41	160,800	182,835
3.13%, 02/15/42	201,000	228,528
3.00%, 05/15/42	169,200	188,671
2.75%, 08/15/42	258,600	276,884
2.75%, 11/15/42	315,400	337,527
3.13%, 02/15/43	321,000	364,962
2.88%, 05/15/43	454,700	496,653
3.63%, 08/15/43	375,700	461,876
3.75%, 11/15/43	442,700	554,966
3.63%, 02/15/44	455,600	561,313
3.38%, 05/15/44	457,200	542,461
3.13%, 08/15/44	460,600	525,408
3.00%, 11/15/44	460,600	514,792
2.50%, 02/15/45	460,600	471,323
3.00%, 05/15/45	460,600	515,620
2.88%, 08/15/45	460,500	504,715
3.00%, 11/15/45	459,800	515,694
2.50%, 02/15/46	427,200	437,313
2.50%, 05/15/46	427,600	437,756
2.25%, 08/15/46	428,000	417,166
2.88%, 11/15/46	426,000	468,600
3.00%, 02/15/47	427,400	481,526
3.00%, 05/15/47	427,200	481,268
2.75%, 08/15/47	403,600	434,059
2.75%, 11/15/47	404,800	435,287
3.00%, 02/15/48	460,600	519,363
3.13%, 05/15/48	493,400	569,761
3.00%, 08/15/48	526,400	594,668
3.38%, 11/15/48	558,800	676,104
3.00%, 02/15/49	559,200	632,639
2.88%, 05/15/49	557,800	616,718
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 08/15/49	559,400	544,454
2.38%, 11/15/49	383,800	383,800
Total Treasuries
(Cost $19,412,371)		18,802,837
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (a)	420	420
Total Other Investment Company
(Cost $420)		420
(a)	The rate shown is the 7-day yield.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings as of December 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$18,802,837	$—	$18,802,837
Other Investment Company[1]	420	—	—	420
Total	$420	$18,802,837	$—	$18,803,257
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $19,412,791)		$18,803,257
Receivables:
Investments sold		174,411
Interest		132,524
Dividends	+	16
Total assets		19,110,208
Liabilities
Payables:
Investments bought		174,344
Management fees	+	812
Total liabilities		175,156
Net Assets
Total assets		19,110,208
Total liabilities	–	175,156
Net assets		$18,935,052
Net Assets by Source
Capital received from investors		19,560,860
Total distributable loss		(625,808)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$18,935,052		400,000		$47.34

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Statement of Operations

For the period October 10, 2019* through December 31, 2019
Investment Income
Dividends		$98
Interest	+	71,276
Total investment income		71,374
Expenses
Management fees		1,920
Total expenses	–	1,920
Net investment income		69,454
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(18,893)
Net change in unrealized appreciation (depreciation) on investments	+	(609,534)
Net realized and unrealized losses		(628,427)
Decrease in net assets resulting from operations		($558,973)
*	Commencement of operations.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on October 10, 2019, it has no prior report period
Operations
	10/10/19*-12/31/19
Net investment income		$69,454
Net realized losses		(18,893)
Net change in unrealized appreciation (depreciation)	+	(609,534)
Decrease in net assets resulting from operations		(558,973)
Distributions to Shareholders
Total distributions		($66,835)

Transactions in Fund Shares
		10/10/19*-12/31/19
		SHARES	VALUE
Shares sold		400,000	$19,560,860
Shares redeemed	+	—	—
Net transactions in fund shares		400,000	$19,560,860
Shares Outstanding and Net Assets
		10/10/19*-12/31/19
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	400,000	18,935,052
End of period		400,000	$18,935,052
*	Commencement of operations.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Financial Statements
Financial Highlights
	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$50.59	$52.07	$51.55	$51.41	$52.20
Income (loss) from investment operations:
Net investment income (loss)[1]	1.43	1.35	1.18	1.06	1.00
Net realized and unrealized gains (losses)	2.90	(1.42)	0.59	0.23 [2]	(0.71)
Total from investment operations	4.33	(0.07)	1.77	1.29	0.29
Less distributions:
Distributions from net investment income	(1.49)	(1.41)	(1.25)	(1.15)	(1.08)
Net asset value at end of period	$53.43	$50.59	$52.07	$51.55	$51.41
Total return	8.64%	(0.09%)	3.46%	2.49%	0.56%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.05% [3]	0.05%
Net investment income (loss)	2.71%	2.67%	2.26%	2.01%	1.92%
Portfolio turnover rate[4],[5]	63%	71%	101%	119%	104% [6]
Net assets, end of period (x 1,000)	$7,383,509	$5,544,583	$4,925,693	$3,309,447	$2,102,482

1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities on the Statement of Operations during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
5
Includes to-be-announced (TBA) transactions. (See financial note 2)
6
Revised methodology adopted as of December 31, 2015. For comparison purposes, portfolio turnover rate would have been 146% using previous methodology.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 24.9% of net assets

Financial Institutions 7.8%
Banking 5.6%
Ally Financial, Inc.
4.25%, 04/15/21	200,000	205,088
4.13%, 02/13/22	200,000	206,964
4.63%, 05/19/22	150,000	157,523
3.88%, 05/21/24 (a)	250,000	262,534
5.13%, 09/30/24	250,000	275,974
4.63%, 03/30/25	150,000	163,552
8.00%, 11/01/31	150,000	206,759
8.00%, 11/01/31	600,000	834,096
American Express Co.
3.00%, 02/22/21 (a)	250,000	253,064
3.38%, 05/17/21 (a)	350,000	356,736
3.70%, 11/05/21 (a)	250,000	257,779
2.75%, 05/20/22 (a)	700,000	712,932
2.50%, 08/01/22 (a)	500,000	506,143
2.65%, 12/02/22	500,000	509,855
3.40%, 02/27/23 (a)	500,000	519,125
3.70%, 08/03/23 (a)	350,000	369,885
3.40%, 02/22/24 (a)	400,000	419,194
2.50%, 07/30/24 (a)	550,000	556,963
3.00%, 10/30/24 (a)	750,000	776,377
4.20%, 11/06/25 (a)	250,000	275,945
3.13%, 05/20/26 (a)	50,000	52,161
4.05%, 12/03/42	500,000	591,757
American Express Credit Corp.
2.25%, 05/05/21 (a)	600,000	603,006
2.70%, 03/03/22 (a)	400,000	406,726
3.30%, 05/03/27 (a)	750,000	802,065
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	650,000	653,786
2.63%, 05/19/22	650,000	660,601
2.63%, 11/09/22	750,000	764,059
Banco Santander S.A.
3.50%, 04/11/22	200,000	205,416
3.13%, 02/23/23	200,000	204,235
3.85%, 04/12/23	800,000	835,164
2.71%, 06/27/24	200,000	202,938
5.18%, 11/19/25	400,000	449,606
3.80%, 02/23/28	600,000	632,718
4.38%, 04/12/28	200,000	219,258
3.31%, 06/27/29	600,000	619,599
Bank of America Corp.
5.88%, 01/05/21	800,000	831,392
2.63%, 04/19/21	1,250,000	1,262,237
5.00%, 05/13/21	1,900,000	1,979,876
2.74%, 01/23/22 (a)(b)	500,000	503,965
3.50%, 05/17/22 (a)(b)	250,000	255,178
2.50%, 10/21/22 (a)	1,750,000	1,768,069
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.30%, 01/11/23	2,900,000	3,003,066
3.12%, 01/20/23 (a)(b)	2,750,000	2,805,839
4.10%, 07/24/23	500,000	533,500
3.00%, 12/20/23 (a)(b)	500,000	512,043
4.13%, 01/22/24	750,000	807,146
4.00%, 04/01/24	300,000	321,531
3.86%, 07/23/24 (a)(b)	750,000	789,934
4.20%, 08/26/24	950,000	1,021,364
4.00%, 01/22/25	500,000	533,872
3.46%, 03/15/25 (a)(b)	575,000	600,981
3.95%, 04/21/25	500,000	533,795
3.88%, 08/01/25	2,500,000	2,692,575
4.45%, 03/03/26	500,000	549,227
4.25%, 10/22/26	550,000	600,729
3.56%, 04/23/27 (a)(b)	500,000	529,042
3.25%, 10/21/27 (a)	1,000,000	1,044,845
4.18%, 11/25/27 (a)	200,000	217,247
3.71%, 04/24/28 (a)(b)	500,000	535,015
3.59%, 07/21/28 (a)(b)	850,000	904,132
3.42%, 12/20/28 (a)(b)	900,000	946,611
3.97%, 03/05/29 (a)(b)	1,000,000	1,090,225
4.27%, 07/23/29 (a)(b)	450,000	501,071
3.97%, 02/07/30 (a)(b)	750,000	825,217
3.19%, 07/23/30 (a)(b)	750,000	777,435
2.88%, 10/22/30 (a)(b)	800,000	810,208
6.11%, 01/29/37	650,000	880,275
4.24%, 04/24/38 (a)(b)	2,000,000	2,321,300
7.75%, 05/14/38	900,000	1,423,498
4.08%, 04/23/40 (a)(b)	350,000	399,046
5.88%, 02/07/42	500,000	712,410
5.00%, 01/21/44	750,000	980,261
4.75%, 04/21/45	300,000	370,692
4.44%, 01/20/48 (a)(b)	750,000	919,654
3.95%, 01/23/49 (a)(b)	400,000	458,778
4.33%, 03/15/50 (a)(b)	950,000	1,146,816
Bank of Montreal
3.10%, 04/13/21	500,000	508,290
1.90%, 08/27/21	250,000	250,493
2.90%, 03/26/22	450,000	458,971
2.35%, 09/11/22	1,100,000	1,115,191
2.55%, 11/06/22 (a)	500,000	509,545
3.30%, 02/05/24	500,000	521,698
2.50%, 06/28/24	300,000	304,052
4.34%, 10/05/28 (a)(b)	150,000	158,444
3.80%, 12/15/32 (a)(b)	404,000	424,065
Bank of New York Mellon Corp.
4.15%, 02/01/21	500,000	512,335
2.05%, 05/03/21 (a)	461,000	462,713
2.60%, 02/07/22 (a)	1,000,000	1,016,295
1.95%, 08/23/22	750,000	753,300
2.95%, 01/29/23 (a)	500,000	515,063
2.20%, 08/16/23 (a)	500,000	505,583
3.25%, 09/11/24 (a)	350,000	368,772
3.00%, 02/24/25 (a)	250,000	260,060
3.95%, 11/18/25 (a)	1,000,000	1,096,400

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 05/16/27 (a)	300,000	316,769
3.44%, 02/07/28 (a)(b)	500,000	532,172
3.00%, 10/30/28 (a)	500,000	515,503
Bank of Nova Scotia
2.50%, 01/08/21	500,000	503,143
2.45%, 03/22/21	500,000	503,638
3.13%, 04/20/21	750,000	762,142
2.70%, 03/07/22	700,000	712,799
2.45%, 09/19/22	250,000	254,169
2.00%, 11/15/22	200,000	200,451
2.38%, 01/18/23	250,000	253,659
3.40%, 02/11/24	350,000	367,197
4.50%, 12/16/25	300,000	330,618
2.70%, 08/03/26	400,000	407,934
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	218,628
Barclays Bank PLC
2.65%, 01/11/21 (a)	250,000	251,621
Barclays PLC
3.25%, 01/12/21	1,500,000	1,515,960
3.68%, 01/10/23 (a)	750,000	769,222
4.61%, 02/15/23 (a)(b)	250,000	261,336
4.34%, 05/16/24 (a)(b)	700,000	737,894
3.65%, 03/16/25	1,000,000	1,046,500
3.93%, 05/07/25 (a)(b)	500,000	525,730
4.38%, 01/12/26	700,000	759,433
4.97%, 05/16/29 (a)(b)	700,000	790,366
5.25%, 08/17/45	500,000	607,915
4.95%, 01/10/47	500,000	591,850
BBVA USA
3.50%, 06/11/21 (a)	250,000	254,496
2.50%, 08/27/24 (a)	250,000	248,458
3.88%, 04/10/25 (a)	250,000	262,631
BNP Paribas S.A.
5.00%, 01/15/21	600,000	619,077
3.25%, 03/03/23	600,000	622,734
4.25%, 10/15/24	300,000	320,975
BPCE S.A.
2.65%, 02/03/21	500,000	503,953
4.00%, 04/15/24	1,000,000	1,073,265
Canadian Imperial Bank of Commerce
2.70%, 02/02/21	250,000	252,148
2.55%, 06/16/22	250,000	254,488
2.61%, 07/22/23 (a)(b)	100,000	101,126
3.50%, 09/13/23	750,000	788,190
3.10%, 04/02/24	250,000	258,746
Capital One Financial Corp.
4.75%, 07/15/21	1,050,000	1,093,664
3.05%, 03/09/22 (a)	500,000	511,043
3.50%, 06/15/23	2,000,000	2,087,710
3.90%, 01/29/24 (a)	250,000	265,641
3.20%, 02/05/25 (a)	500,000	518,243
4.20%, 10/29/25 (a)	750,000	810,124
3.75%, 07/28/26 (a)	450,000	474,401
3.75%, 03/09/27 (a)	250,000	267,424
3.80%, 01/31/28 (a)	400,000	430,438
Capital One NA
2.25%, 09/13/21 (a)	1,000,000	1,004,625
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	249,733
Citibank NA
3.40%, 07/23/21 (a)	500,000	510,935
2.84%, 05/20/22 (a)(b)	500,000	505,855
3.65%, 01/23/24 (a)	600,000	635,703
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup, Inc.
2.70%, 03/30/21	250,000	252,264
2.90%, 12/08/21 (a)	1,000,000	1,016,550
4.50%, 01/14/22	1,600,000	1,677,600
2.75%, 04/25/22 (a)	1,500,000	1,524,225
2.70%, 10/27/22 (a)	250,000	254,271
2.31%, 11/04/22 (a)(b)	500,000	501,690
3.14%, 01/24/23 (a)(b)	1,000,000	1,020,415
2.88%, 07/24/23 (a)(b)	1,500,000	1,525,650
3.88%, 10/25/23	250,000	265,568
4.04%, 06/01/24 (a)(b)	350,000	370,344
3.75%, 06/16/24	500,000	531,400
3.88%, 03/26/25	450,000	476,885
3.35%, 04/24/25 (a)(b)	800,000	833,188
3.30%, 04/27/25	765,000	804,172
4.40%, 06/10/25	750,000	816,442
5.50%, 09/13/25	1,000,000	1,145,275
3.70%, 01/12/26	750,000	800,494
3.40%, 05/01/26	250,000	263,128
3.20%, 10/21/26 (a)	1,000,000	1,038,285
4.30%, 11/20/26	1,000,000	1,089,100
4.45%, 09/29/27	1,150,000	1,268,737
3.89%, 01/10/28 (a)(b)	400,000	431,332
3.67%, 07/24/28 (a)(b)	1,500,000	1,599,142
4.13%, 07/25/28	550,000	599,456
3.52%, 10/27/28 (a)(b)	500,000	527,778
4.08%, 04/23/29 (a)(b)	200,000	219,579
3.98%, 03/20/30 (a)(b)	950,000	1,040,079
2.98%, 11/05/30 (a)(b)	900,000	915,376
6.63%, 06/15/32	250,000	337,504
5.88%, 02/22/33	150,000	188,082
3.88%, 01/24/39 (a)(b)	1,500,000	1,660,747
8.13%, 07/15/39	300,000	500,051
6.68%, 09/13/43	200,000	293,691
5.30%, 05/06/44	500,000	640,842
4.65%, 07/30/45	450,000	557,327
4.75%, 05/18/46	600,000	721,626
4.28%, 04/24/48 (a)(b)	350,000	417,251
4.65%, 07/23/48 (a)	800,000	1,003,856
Citizens Bank NA
2.55%, 05/13/21 (a)	250,000	251,900
3.25%, 02/14/22 (a)	500,000	512,265
2.65%, 05/26/22 (a)	250,000	253,466
3.70%, 03/29/23 (a)	250,000	261,555
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	250,000	269,994
2.85%, 07/27/26 (a)	150,000	152,943
Comerica, Inc.
3.70%, 07/31/23 (a)	100,000	105,345
4.00%, 02/01/29 (a)	600,000	656,520
Commonwealth Bank of Australia
2.55%, 03/15/21	300,000	302,451
Cooperatieve Rabobank UA
4.50%, 01/11/21	350,000	359,048
2.50%, 01/19/21	750,000	754,879
3.13%, 04/26/21	250,000	254,016
2.75%, 01/10/22	500,000	508,088
3.88%, 02/08/22	1,500,000	1,559,287
2.75%, 01/10/23	250,000	254,636
4.63%, 12/01/23	450,000	488,275
3.38%, 05/21/25	750,000	796,931
4.38%, 08/04/25	500,000	543,687
3.75%, 07/21/26	250,000	261,129
5.25%, 05/24/41	600,000	822,387
5.25%, 08/04/45	750,000	948,562

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Credit Suisse AG
3.63%, 09/09/24	1,050,000	1,116,979
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	900,000	915,808
3.80%, 09/15/22	500,000	520,653
3.80%, 06/09/23	350,000	366,699
3.75%, 03/26/25	1,750,000	1,856,592
4.55%, 04/17/26	1,000,000	1,111,080
4.88%, 05/15/45	500,000	632,717
Credit Suisse USA, Inc.
7.13%, 07/15/32	250,000	368,278
Deutsche Bank AG
3.13%, 01/13/21	2,000,000	2,012,010
3.15%, 01/22/21	500,000	502,385
3.30%, 11/16/22	500,000	505,440
3.95%, 02/27/23	1,250,000	1,283,219
3.70%, 05/30/24	99,000	100,972
3.70%, 05/30/24	500,000	508,080
4.10%, 01/13/26	200,000	203,376
Discover Bank
2.45%, 09/12/24 (a)	250,000	249,894
4.68%, 08/09/28 (a)(b)	250,000	262,655
4.65%, 09/13/28 (a)	1,000,000	1,131,060
Discover Financial Services
3.85%, 11/21/22	1,500,000	1,568,842
Fifth Third Bancorp
2.60%, 06/15/22 (a)	450,000	455,904
4.30%, 01/16/24 (a)	250,000	268,883
3.65%, 01/25/24 (a)	500,000	528,033
8.25%, 03/01/38	350,000	543,436
Fifth Third Bank
2.25%, 06/14/21 (a)	750,000	754,147
3.95%, 07/28/25 (a)	250,000	272,154
3.85%, 03/15/26 (a)	500,000	533,062
First Republic Bank
2.50%, 06/06/22 (a)	250,000	252,576
4.63%, 02/13/47 (a)	250,000	285,369
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	457,105
Goldman Sachs Group, Inc.
2.88%, 02/25/21 (a)	500,000	505,088
2.63%, 04/25/21 (a)	750,000	756,075
5.25%, 07/27/21	1,262,000	1,324,848
2.35%, 11/15/21 (a)	1,500,000	1,505,190
5.75%, 01/24/22	1,100,000	1,180,492
3.00%, 04/26/22 (a)	1,300,000	1,316,295
2.88%, 10/31/22 (a)(b)	1,000,000	1,013,705
3.63%, 01/22/23	1,000,000	1,042,945
3.20%, 02/23/23 (a)	500,000	514,575
2.91%, 06/05/23 (a)(b)	250,000	254,216
2.91%, 07/24/23 (a)(b)	1,000,000	1,017,795
3.63%, 02/20/24 (a)	600,000	629,967
4.00%, 03/03/24	550,000	587,196
3.85%, 07/08/24 (a)	650,000	688,382
3.50%, 01/23/25 (a)	1,000,000	1,050,415
3.75%, 05/22/25 (a)	500,000	531,362
3.27%, 09/29/25 (a)(b)	800,000	829,624
4.25%, 10/21/25	1,000,000	1,087,955
3.50%, 11/16/26 (a)	400,000	421,236
5.95%, 01/15/27	265,000	316,733
3.85%, 01/26/27 (a)	900,000	959,089
3.69%, 06/05/28 (a)(b)	1,000,000	1,064,130
3.81%, 04/23/29 (a)(b)	1,100,000	1,180,734
4.22%, 05/01/29 (a)(b)	1,100,000	1,214,053
6.45%, 05/01/36	500,000	669,405
6.75%, 10/01/37	1,500,000	2,081,175
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.41%, 04/23/39 (a)(b)	1,000,000	1,139,390
6.25%, 02/01/41	1,000,000	1,407,950
4.80%, 07/08/44 (a)	600,000	726,240
5.15%, 05/22/45	600,000	741,540
4.75%, 10/21/45 (a)	500,000	612,912
HSBC Bank USA NA
7.00%, 01/15/39	250,000	364,898
HSBC Holdings PLC
3.40%, 03/08/21	880,000	894,507
5.10%, 04/05/21	850,000	881,871
2.95%, 05/25/21	1,000,000	1,013,070
2.65%, 01/05/22	1,150,000	1,163,691
4.00%, 03/30/22	500,000	521,443
3.26%, 03/13/23 (a)(b)	850,000	870,090
3.60%, 05/25/23	200,000	208,634
4.25%, 03/14/24	1,200,000	1,275,984
3.95%, 05/18/24 (a)(b)	250,000	262,821
3.80%, 03/11/25 (a)(b)	250,000	262,639
4.30%, 03/08/26	1,850,000	2,017,434
3.90%, 05/25/26	2,200,000	2,349,072
4.29%, 09/12/26 (a)(b)	1,000,000	1,083,775
4.38%, 11/23/26	500,000	541,327
4.04%, 03/13/28 (a)(b)	500,000	535,002
4.58%, 06/19/29 (a)(b)	1,500,000	1,675,995
3.97%, 05/22/30 (a)(b)	600,000	646,812
6.50%, 05/02/36	650,000	886,350
6.50%, 09/15/37	650,000	895,950
6.80%, 06/01/38	750,000	1,069,256
5.25%, 03/14/44	595,000	754,680
HSBC USA, Inc.
3.50%, 06/23/24	200,000	211,861
Huntington Bancshares, Inc.
3.15%, 03/14/21 (a)	500,000	506,710
2.63%, 08/06/24 (a)	250,000	253,706
4.00%, 05/15/25 (a)	250,000	270,821
Huntington National Bank
3.25%, 05/14/21 (a)	250,000	254,270
2.50%, 08/07/22 (a)	250,000	253,121
3.55%, 10/06/23 (a)	500,000	525,465
ING Groep N.V.
3.15%, 03/29/22	1,000,000	1,023,655
3.55%, 04/09/24	250,000	262,215
3.95%, 03/29/27	500,000	538,547
4.55%, 10/02/28	500,000	568,805
4.05%, 04/09/29	255,000	280,635
Intesa Sanpaolo S.p.A.
5.25%, 01/12/24	200,000	216,255
JPMorgan Chase & Co.
4.63%, 05/10/21	1,500,000	1,554,787
2.30%, 08/15/21 (a)	750,000	752,014
4.35%, 08/15/21	2,250,000	2,337,345
4.50%, 01/24/22	600,000	630,933
3.25%, 09/23/22	250,000	258,649
2.97%, 01/15/23 (a)	250,000	255,241
3.20%, 01/25/23	1,291,000	1,337,050
3.38%, 05/01/23	2,000,000	2,082,750
2.70%, 05/18/23 (a)	250,000	255,286
3.88%, 02/01/24	1,200,000	1,284,324
3.56%, 04/23/24 (a)(b)	700,000	729,865
3.63%, 05/13/24	500,000	530,527
3.80%, 07/23/24 (a)(b)	1,500,000	1,581,855
3.88%, 09/10/24	600,000	643,119
4.02%, 12/05/24 (a)(b)	700,000	746,868
3.13%, 01/23/25 (a)	1,000,000	1,044,385
3.22%, 03/01/25 (a)(b)	350,000	363,139
3.90%, 07/15/25 (a)	200,000	216,215

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.30%, 10/15/25 (a)(b)	250,000	249,909
3.30%, 04/01/26 (a)	1,325,000	1,395,304
3.20%, 06/15/26 (a)	799,000	835,762
2.95%, 10/01/26 (a)	725,000	748,367
4.13%, 12/15/26	500,000	549,677
3.96%, 01/29/27 (a)(b)	200,000	217,312
4.25%, 10/01/27	293,000	324,681
3.63%, 12/01/27 (a)	500,000	528,780
3.78%, 02/01/28 (a)(b)	1,600,000	1,725,336
3.54%, 05/01/28 (a)(b)	1,750,000	1,859,252
3.51%, 01/23/29 (a)(b)	600,000	638,085
4.01%, 04/23/29 (a)(b)	750,000	825,161
4.20%, 07/23/29 (a)(b)	650,000	725,933
4.45%, 12/05/29 (a)(b)	750,000	855,124
3.70%, 05/06/30 (a)(b)	700,000	755,786
2.74%, 10/15/30 (a)(b)	1,200,000	1,202,796
6.40%, 05/15/38	1,150,000	1,672,635
3.88%, 07/24/38 (a)(b)	750,000	833,404
5.50%, 10/15/40	500,000	673,880
5.40%, 01/06/42 (c)	600,000	809,223
5.63%, 08/16/43	350,000	471,524
4.85%, 02/01/44	500,000	639,995
4.95%, 06/01/45	400,000	509,120
4.26%, 02/22/48 (a)(b)	750,000	889,024
4.03%, 07/24/48 (a)(b)	500,000	572,715
3.96%, 11/15/48 (a)(b)	1,100,000	1,247,460
3.90%, 01/23/49 (a)(b)	500,000	564,615
KeyBank NA
3.30%, 02/01/22	350,000	359,874
2.40%, 06/09/22	250,000	252,916
2.30%, 09/14/22	250,000	252,739
3.38%, 03/07/23	250,000	260,861
KeyCorp
5.10%, 03/24/21	250,000	259,530
4.10%, 04/30/28	1,250,000	1,375,125
2.55%, 10/01/29	250,000	244,983
Lloyds Bank PLC
6.38%, 01/21/21	500,000	522,910
3.30%, 05/07/21	250,000	254,656
Lloyds Banking Group PLC
3.10%, 07/06/21	1,250,000	1,270,075
3.00%, 01/11/22	250,000	254,089
2.86%, 03/17/23 (a)(b)	450,000	455,882
4.05%, 08/16/23	250,000	264,745
2.91%, 11/07/23 (a)(b)	250,000	253,849
4.50%, 11/04/24	1,000,000	1,071,665
4.65%, 03/24/26	1,500,000	1,633,372
3.75%, 01/11/27	400,000	421,182
4.38%, 03/22/28	1,500,000	1,658,542
3.57%, 11/07/28 (a)(b)	250,000	260,986
4.34%, 01/09/48	600,000	651,384
Manufacturers & Traders Trust Co.
2.63%, 01/25/21 (a)	250,000	251,844
2.50%, 05/18/22 (a)	500,000	506,173
2.90%, 02/06/25 (a)	250,000	257,615
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	1,150,000	1,163,518
2.19%, 09/13/21	2,500,000	2,506,762
2.62%, 07/18/22	700,000	708,624
3.46%, 03/02/23	377,000	390,391
3.76%, 07/26/23	250,000	263,208
3.41%, 03/07/24	500,000	522,073
2.80%, 07/18/24	300,000	306,116
3.78%, 03/02/25	250,000	266,744
3.85%, 03/01/26	750,000	806,606
3.68%, 02/22/27	200,000	212,591
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.29%, 07/25/27	1,100,000	1,145,309
3.96%, 03/02/28	250,000	272,253
3.74%, 03/07/29	1,000,000	1,080,525
3.20%, 07/18/29	550,000	569,877
4.29%, 07/26/38	300,000	346,475
4.15%, 03/07/39	150,000	171,242
3.75%, 07/18/39	500,000	548,455
Mizuho Financial Group, Inc.
2.95%, 02/28/22	700,000	712,967
2.60%, 09/11/22	750,000	760,147
3.55%, 03/05/23	250,000	259,800
2.72%, 07/16/23 (a)(b)	300,000	303,431
3.92%, 09/11/24 (a)(b)	250,000	262,750
3.66%, 02/28/27	600,000	636,417
3.17%, 09/11/27	700,000	720,930
4.25%, 09/11/29 (a)(b)	500,000	553,562
3.15%, 07/16/30 (a)(b)	250,000	255,534
2.87%, 09/13/30 (a)(b)	200,000	199,865
Morgan Stanley
5.75%, 01/25/21	750,000	779,381
5.50%, 07/28/21	750,000	790,162
2.63%, 11/17/21	1,250,000	1,264,912
2.75%, 05/19/22	400,000	407,042
4.88%, 11/01/22	1,000,000	1,072,890
3.13%, 01/23/23	1,650,000	1,696,464
3.75%, 02/25/23	500,000	524,065
4.10%, 05/22/23	750,000	791,947
3.74%, 04/24/24 (a)(b)	1,000,000	1,045,115
3.88%, 04/29/24	1,000,000	1,064,280
3.70%, 10/23/24	750,000	797,115
4.00%, 07/23/25	2,250,000	2,437,807
5.00%, 11/24/25	1,000,000	1,127,915
3.88%, 01/27/26	200,000	215,260
3.13%, 07/27/26	700,000	724,377
6.25%, 08/09/26	100,000	122,093
4.35%, 09/08/26	1,350,000	1,477,433
3.63%, 01/20/27	1,000,000	1,066,645
3.59%, 07/22/28 (a)(b)	1,250,000	1,330,169
3.77%, 01/24/29 (a)(b)	850,000	916,155
4.43%, 01/23/30 (a)(b)	1,150,000	1,301,277
7.25%, 04/01/32	500,000	721,860
3.97%, 07/22/38 (a)(b)	250,000	279,174
4.46%, 04/22/39 (a)(b)	250,000	295,250
6.38%, 07/24/42	600,000	885,288
4.30%, 01/27/45	1,000,000	1,184,620
4.38%, 01/22/47	700,000	840,791
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	255,990
National Australia Bank Ltd.
1.88%, 07/12/21	600,000	600,210
2.50%, 05/22/22	750,000	759,637
3.00%, 01/20/23	250,000	256,791
2.88%, 04/12/23	500,000	512,233
3.63%, 06/20/23	250,000	262,708
3.38%, 01/14/26	750,000	789,697
2.50%, 07/12/26	250,000	250,464
Northern Trust Corp.
3.95%, 10/30/25	500,000	545,430
3.65%, 08/03/28 (a)	250,000	274,121
3.15%, 05/03/29 (a)	250,000	264,318
People's United Financial, Inc.
3.65%, 12/06/22 (a)	165,000	171,711
PNC Bank NA
2.50%, 01/22/21 (a)	250,000	251,675
2.15%, 04/29/21 (a)	500,000	501,810
2.55%, 12/09/21 (a)	750,000	759,611

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 02/17/22 (a)	350,000	355,164
2.23%, 07/22/22 (a)(b)	250,000	250,918
2.95%, 01/30/23 (a)	1,000,000	1,023,360
3.50%, 06/08/23 (a)	250,000	262,210
3.80%, 07/25/23 (a)	750,000	788,602
3.30%, 10/30/24 (a)	250,000	263,286
3.25%, 06/01/25 (a)	250,000	262,719
3.10%, 10/25/27 (a)	300,000	314,069
4.05%, 07/26/28	1,000,000	1,100,980
PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	250,000	256,906
3.50%, 01/23/24 (a)	450,000	475,038
2.20%, 11/01/24 (a)	300,000	301,218
3.45%, 04/23/29 (a)	500,000	535,365
Regions Bank
2.75%, 04/01/21 (a)	250,000	252,100
6.45%, 06/26/37	250,000	328,306
Regions Financial Corp.
2.75%, 08/14/22 (a)	750,000	763,440
Royal Bank of Canada
2.50%, 01/19/21	500,000	503,510
3.20%, 04/30/21	750,000	763,507
2.75%, 02/01/22	1,250,000	1,273,594
3.70%, 10/05/23	250,000	264,609
2.55%, 07/16/24	300,000	304,838
2.25%, 11/01/24	200,000	200,932
4.65%, 01/27/26	250,000	277,641
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	1,500,000	1,642,462
3.50%, 05/15/23 (a)(b)	500,000	512,498
3.88%, 09/12/23	250,000	261,915
5.13%, 05/28/24	1,250,000	1,359,156
4.52%, 06/25/24 (a)(b)	350,000	371,833
4.27%, 03/22/25 (a)(b)	700,000	743,939
4.80%, 04/05/26	800,000	890,176
4.89%, 05/18/29 (a)(b)	1,000,000	1,130,880
5.08%, 01/27/30 (a)(b)	250,000	288,016
4.45%, 05/08/30 (a)(b)	250,000	276,776
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	1,000,000	1,028,865
3.40%, 01/18/23 (a)	100,000	102,628
4.50%, 07/17/25 (a)	500,000	540,030
4.40%, 07/13/27 (a)	500,000	541,165
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(b)	2,500,000	2,558,950
Santander UK PLC
3.40%, 06/01/21	600,000	612,273
4.00%, 03/13/24	350,000	373,867
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	400,000	403,100
1.88%, 09/13/21	500,000	498,725
State Street Corp.
4.38%, 03/07/21	250,000	257,583
3.10%, 05/15/23	250,000	258,146
3.70%, 11/20/23	250,000	266,788
3.78%, 12/03/24 (a)(b)	250,000	264,750
3.30%, 12/16/24	500,000	527,928
3.55%, 08/18/25	571,000	615,518
2.35%, 11/01/25 (a)(b)	300,000	301,013
2.65%, 05/19/26	250,000	254,765
4.14%, 12/03/29 (a)(b)	500,000	561,992
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	500,000	523,610
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	2,150,000	2,175,402
2.85%, 01/11/22	500,000	508,395
2.78%, 07/12/22	350,000	356,288
3.10%, 01/17/23	1,000,000	1,026,705
3.94%, 10/16/23	250,000	264,980
2.70%, 07/16/24	650,000	659,877
3.78%, 03/09/26	450,000	480,623
2.63%, 07/14/26	1,350,000	1,353,469
3.01%, 10/19/26	1,000,000	1,024,890
3.45%, 01/11/27	300,000	314,592
3.36%, 07/12/27	350,000	365,859
3.94%, 07/19/28	250,000	272,943
4.31%, 10/16/28	150,000	167,810
3.04%, 07/16/29	1,150,000	1,175,996
2.72%, 09/27/29	200,000	199,253
Svenska Handelsbanken AB
2.45%, 03/30/21	500,000	503,520
3.35%, 05/24/21	500,000	510,093
3.90%, 11/20/23	650,000	696,374
Synchrony Bank
3.65%, 05/24/21 (a)	300,000	306,321
3.00%, 06/15/22 (a)	750,000	764,790
Synchrony Financial
4.38%, 03/19/24 (a)	158,000	168,603
4.25%, 08/15/24 (a)	250,000	267,506
3.95%, 12/01/27 (a)	750,000	792,259
5.15%, 03/19/29 (a)	350,000	398,290
Synovus Financial Corp.
3.13%, 11/01/22 (a)	250,000	254,024
Toronto-Dominion Bank
2.13%, 04/07/21	350,000	351,587
3.25%, 06/11/21	500,000	510,680
1.80%, 07/13/21	350,000	350,494
1.90%, 12/01/22	450,000	450,608
3.50%, 07/19/23	1,500,000	1,578,952
3.25%, 03/11/24	300,000	314,247
2.65%, 06/12/24	500,000	512,150
Truist Bank
2.63%, 01/15/22 (a)	250,000	253,450
2.80%, 05/17/22 (a)	555,000	566,000
2.45%, 08/01/22 (a)	500,000	506,543
3.00%, 02/02/23 (a)	150,000	153,962
2.75%, 05/01/23 (a)	200,000	203,803
3.20%, 04/01/24 (a)	350,000	364,469
3.69%, 08/02/24 (a)(b)	500,000	524,828
2.15%, 12/06/24 (a)	250,000	249,906
3.63%, 09/16/25 (a)	1,000,000	1,065,880
3.80%, 10/30/26 (a)	500,000	537,805
Truist Financial Corp.
2.90%, 03/03/21 (a)	200,000	202,109
2.05%, 05/10/21 (a)	300,000	300,647
3.20%, 09/03/21 (a)	750,000	765,532
3.95%, 03/22/22 (a)	100,000	103,902
2.75%, 04/01/22 (a)	300,000	305,423
2.20%, 03/16/23 (a)	600,000	604,224
3.75%, 12/06/23 (a)	1,000,000	1,061,460
4.00%, 05/01/25 (a)	750,000	813,765
3.70%, 06/05/25 (a)	230,000	248,049
US Bancorp
4.13%, 05/24/21 (a)	250,000	257,635
3.00%, 03/15/22 (a)	600,000	613,938
2.95%, 07/15/22 (a)	1,500,000	1,538,617
3.70%, 01/30/24 (a)	250,000	266,618
3.38%, 02/05/24 (a)	450,000	472,871
2.40%, 07/30/24 (a)	400,000	405,840

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.60%, 09/11/24 (a)	1,000,000	1,065,385
3.15%, 04/27/27 (a)	500,000	525,813
3.90%, 04/26/28 (a)	1,000,000	1,125,440
3.00%, 07/30/29 (a)	250,000	257,101
US Bank NA
3.00%, 02/04/21 (a)	250,000	253,025
3.15%, 04/26/21 (a)	250,000	254,060
2.85%, 01/23/23 (a)	250,000	256,203
2.80%, 01/27/25 (a)	500,000	517,853
Wachovia Corp.
5.50%, 08/01/35	750,000	956,512
Webster Financial Corp.
4.10%, 03/25/29 (a)	100,000	106,202
Wells Fargo & Co.
3.00%, 01/22/21	250,000	252,926
2.50%, 03/04/21	750,000	755,411
4.60%, 04/01/21	1,100,000	1,136,168
2.10%, 07/26/21	2,100,000	2,106,751
3.50%, 03/08/22	750,000	774,236
2.63%, 07/22/22	1,750,000	1,778,674
3.07%, 01/24/23 (a)	1,150,000	1,173,920
3.45%, 02/13/23	600,000	621,753
4.48%, 01/16/24	250,000	270,466
3.75%, 01/24/24 (a)	1,000,000	1,058,300
3.30%, 09/09/24	900,000	945,018
3.00%, 02/19/25	400,000	413,050
3.55%, 09/29/25	750,000	795,757
2.41%, 10/30/25 (a)(b)	750,000	751,076
3.00%, 04/22/26	1,250,000	1,286,200
4.10%, 06/03/26	2,000,000	2,156,050
3.00%, 10/23/26	1,100,000	1,130,129
3.20%, 06/17/27 (a)(b)	750,000	778,650
4.30%, 07/22/27	1,000,000	1,096,455
3.58%, 05/22/28 (a)(b)	450,000	478,865
4.15%, 01/24/29 (a)	750,000	838,526
2.88%, 10/30/30 (a)(b)	1,200,000	1,210,866
5.38%, 02/07/35	1,000,000	1,292,155
5.38%, 11/02/43	400,000	516,396
5.61%, 01/15/44	800,000	1,055,716
4.65%, 11/04/44	1,250,000	1,477,231
3.90%, 05/01/45	500,000	569,455
4.90%, 11/17/45	400,000	491,142
4.40%, 06/14/46	600,000	690,552
4.75%, 12/07/46	800,000	966,408
Wells Fargo Bank NA
3.63%, 10/22/21 (a)	250,000	257,469
2.08%, 09/09/22 (a)(b)	500,000	500,763
3.55%, 08/14/23 (a)	950,000	996,151
Westpac Banking Corp.
2.00%, 08/19/21	750,000	751,312
2.80%, 01/11/22	250,000	254,156
2.50%, 06/28/22	250,000	253,113
2.75%, 01/11/23	1,250,000	1,274,469
3.65%, 05/15/23	250,000	262,440
2.35%, 02/19/25	250,000	250,930
2.85%, 05/13/26	600,000	614,619
2.70%, 08/19/26	450,000	455,402
3.35%, 03/08/27	450,000	475,382
3.40%, 01/25/28	350,000	372,190
4.32%, 11/23/31 (a)(b)	500,000	529,265
4.11%, 07/24/34 (a)(b)	400,000	420,550
4.42%, 07/24/39	300,000	330,269
Zions Bancorp NA
3.50%, 08/27/21	250,000	255,839
3.35%, 03/04/22 (a)	250,000	256,511
		409,295,193
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.2%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	250,000	268,073
Ameriprise Financial, Inc.
3.70%, 10/15/24	475,000	509,176
2.88%, 09/15/26 (a)	250,000	257,495
BGC Partners, Inc.
5.38%, 07/24/23	200,000	214,227
BlackRock, Inc.
4.25%, 05/24/21	200,000	206,772
3.50%, 03/18/24	1,250,000	1,332,381
3.25%, 04/30/29 (a)	200,000	214,988
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	268,446
3.90%, 01/25/28 (a)	500,000	539,005
4.85%, 03/29/29 (a)	250,000	288,463
4.70%, 09/20/47 (a)	300,000	348,519
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	216,822
Charles Schwab Corp.
3.25%, 05/21/21 (a)(d)	200,000	203,859
3.20%, 01/25/28 (a)(d)	450,000	476,293
CME Group, Inc.
3.00%, 03/15/25 (a)	850,000	885,194
5.30%, 09/15/43 (a)	500,000	673,135
4.15%, 06/15/48 (a)	200,000	240,522
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	200,000	204,061
4.50%, 06/20/28 (a)	250,000	273,733
Eaton Vance Corp.
3.50%, 04/06/27 (a)	123,000	129,793
Intercontinental Exchange, Inc.
3.45%, 09/21/23 (a)	150,000	157,519
4.00%, 10/15/23	500,000	534,632
3.75%, 09/21/28 (a)	500,000	547,975
4.25%, 09/21/48 (a)	350,000	415,327
Invesco Finance PLC
3.13%, 11/30/22	100,000	102,841
3.75%, 01/15/26	650,000	694,661
Jefferies Group LLC
6.88%, 04/15/21	250,000	264,355
5.13%, 01/20/23	700,000	758,019
6.25%, 01/15/36	150,000	178,624
6.50%, 01/20/43	150,000	180,853
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	700,000	774,522
Lazard Group LLC
3.63%, 03/01/27 (a)	200,000	207,112
4.50%, 09/19/28 (a)	250,000	278,169
4.38%, 03/11/29 (a)	150,000	164,288
Legg Mason, Inc.
4.75%, 03/15/26	250,000	274,829
5.63%, 01/15/44	176,000	202,978
Nasdaq, Inc.
3.85%, 06/30/26 (a)	300,000	322,577
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	212,255
4.95%, 07/15/46	400,000	475,364
Stifel Financial Corp.
4.25%, 07/18/24	100,000	105,817
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	300,000	306,897
3.75%, 04/01/24 (a)	200,000	212,632

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.30%, 04/01/27 (a)	450,000	472,261
2.75%, 10/01/29 (a)	150,000	151,634
		15,747,098
Finance Companies 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	650,000	671,648
5.00%, 10/01/21	250,000	261,982
3.95%, 02/01/22 (a)	950,000	981,754
4.63%, 07/01/22	150,000	158,535
3.30%, 01/23/23 (a)	250,000	256,314
4.88%, 01/16/24 (a)	250,000	271,514
4.45%, 04/03/26 (a)	150,000	161,110
3.65%, 07/21/27 (a)	1,050,000	1,082,891
Air Lease Corp.
2.50%, 03/01/21	350,000	351,701
3.38%, 06/01/21 (a)	400,000	406,798
3.50%, 01/15/22	250,000	257,290
3.75%, 02/01/22 (a)	250,000	257,694
2.25%, 01/15/23	200,000	200,549
2.75%, 01/15/23 (a)	250,000	253,424
4.25%, 09/15/24 (a)	750,000	805,222
3.25%, 03/01/25 (a)	200,000	206,220
3.75%, 06/01/26 (a)	250,000	261,810
3.63%, 04/01/27 (a)	800,000	832,128
3.25%, 10/01/29 (a)	150,000	149,741
Aircastle Ltd.
5.50%, 02/15/22	250,000	265,799
5.00%, 04/01/23	250,000	267,334
4.40%, 09/25/23 (a)	250,000	264,995
4.13%, 05/01/24 (a)	300,000	316,975
4.25%, 06/15/26 (a)	200,000	211,404
GATX Corp.
4.35%, 02/15/24 (a)	100,000	106,647
3.50%, 03/15/28 (a)	100,000	102,262
4.55%, 11/07/28 (a)	200,000	218,586
4.70%, 04/01/29 (a)	405,000	452,673
5.20%, 03/15/44 (a)	250,000	293,852
GE Capital International Funding Co.
3.37%, 11/15/25	1,250,000	1,302,631
4.42%, 11/15/35	2,800,000	2,992,724
International Lease Finance Corp.
4.63%, 04/15/21	500,000	515,772
5.88%, 08/15/22	250,000	272,606
Owl Rock Capital Corp.
4.00%, 03/30/25 (a)	250,000	251,184
		15,663,769
Financial Other 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	205,893
ORIX Corp.
2.90%, 07/18/22	540,000	550,138
4.05%, 01/16/24	150,000	159,694
3.70%, 07/18/27	72,000	76,361
		992,086
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	100,000	150,851
Aegon
5.50%, 04/11/48 (a)(b)	250,000	270,989
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Aetna, Inc.
2.75%, 11/15/22 (a)	250,000	254,171
3.50%, 11/15/24 (a)	1,000,000	1,048,550
6.75%, 12/15/37	250,000	338,291
4.50%, 05/15/42 (a)	400,000	431,794
4.75%, 03/15/44 (a)	300,000	334,992
Aflac, Inc.
3.63%, 06/15/23	700,000	737,163
3.63%, 11/15/24	150,000	160,592
4.75%, 01/15/49 (a)	250,000	305,600
Alleghany Corp.
4.95%, 06/27/22	350,000	373,816
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	300,000	317,578
Allstate Corp.
3.15%, 06/15/23	450,000	468,279
3.28%, 12/15/26 (a)	250,000	264,575
5.35%, 06/01/33	79,000	99,527
4.50%, 06/15/43	550,000	662,860
4.20%, 12/15/46 (a)	226,000	264,693
3.85%, 08/10/49 (a)	250,000	280,770
6.50%, 05/15/67 (a)(b)	50,000	62,350
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	107,461
American Financial Group, Inc.
4.50%, 06/15/47 (a)	350,000	382,909
American International Group, Inc.
3.30%, 03/01/21 (a)	700,000	710,482
4.88%, 06/01/22	350,000	373,859
4.13%, 02/15/24	250,000	268,986
3.75%, 07/10/25 (a)	500,000	535,872
3.90%, 04/01/26 (a)	490,000	525,826
4.20%, 04/01/28 (a)	400,000	441,368
3.88%, 01/15/35 (a)	250,000	266,458
4.50%, 07/16/44 (a)	700,000	809,179
4.80%, 07/10/45 (a)	500,000	602,037
4.75%, 04/01/48 (a)	250,000	303,063
5.75%, 04/01/48 (a)(b)	250,000	274,764
4.38%, 01/15/55 (a)	750,000	829,586
Anthem, Inc.
3.13%, 05/15/22	250,000	256,513
2.95%, 12/01/22 (a)	750,000	768,641
3.30%, 01/15/23	750,000	776,389
3.50%, 08/15/24 (a)	350,000	367,166
3.35%, 12/01/24 (a)	150,000	156,768
4.10%, 03/01/28 (a)	250,000	272,126
2.88%, 09/15/29 (a)	350,000	350,140
4.63%, 05/15/42	750,000	846,945
4.65%, 01/15/43	600,000	679,986
5.10%, 01/15/44	50,000	59,548
4.65%, 08/15/44 (a)	500,000	566,130
4.38%, 12/01/47 (a)	250,000	275,705
4.55%, 03/01/48 (a)	150,000	170,012
3.70%, 09/15/49 (a)	250,000	249,963
Aon Corp.
8.21%, 01/01/27	100,000	128,109
3.75%, 05/02/29 (a)	100,000	107,149
Aon PLC
4.00%, 11/27/23 (a)	500,000	529,337
3.50%, 06/14/24 (a)	500,000	524,267
3.88%, 12/15/25 (a)	500,000	538,977
4.60%, 06/14/44 (a)	100,000	116,284
4.75%, 05/15/45 (a)	250,000	295,858
Arch Capital Finance LLC
5.03%, 12/15/46 (a)	500,000	626,072

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Assurant, Inc.
4.90%, 03/27/28 (a)	150,000	164,938
3.70%, 02/22/30 (a)	100,000	101,704
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	200,000	222,964
Athene Holding Ltd.
4.13%, 01/12/28 (a)	300,000	310,164
AXA Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	250,000	262,520
4.35%, 04/20/28 (a)	550,000	595,831
5.00%, 04/20/48 (a)	500,000	539,617
AXA S.A.
8.60%, 12/15/30	250,000	365,469
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	350,000	369,619
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	250,000	257,224
5.75%, 01/15/40	100,000	139,126
4.40%, 05/15/42	350,000	415,359
4.30%, 05/15/43	450,000	524,479
4.20%, 08/15/48 (a)	750,000	887,261
4.25%, 01/15/49 (a)	600,000	716,295
Berkshire Hathaway, Inc.
3.00%, 02/11/23	250,000	259,105
2.75%, 03/15/23 (a)	700,000	719,701
3.13%, 03/15/26 (a)	1,750,000	1,850,817
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	500,000	498,910
4.70%, 06/22/47 (a)	435,000	403,817
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	295,000	318,590
Chubb Corp.
6.00%, 05/11/37	250,000	348,219
6.50%, 05/15/38	160,000	235,622
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	500,000	513,157
2.70%, 03/13/23	250,000	255,240
3.15%, 03/15/25	400,000	421,494
3.35%, 05/03/26 (a)	500,000	532,550
4.35%, 11/03/45 (a)	750,000	913,950
Cincinnati Financial Corp.
6.92%, 05/15/28	350,000	453,981
CNA Financial Corp.
5.75%, 08/15/21	250,000	264,839
4.50%, 03/01/26 (a)	350,000	385,143
3.45%, 08/15/27 (a)	150,000	156,236
3.90%, 05/01/29 (a)	150,000	161,534
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	400,000	450,896
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	161,664
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	129,424
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	150,000	163,729
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	163,533
Globe Life, Inc.
4.55%, 09/15/28 (a)	250,000	279,156
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	200,000	202,880
5.95%, 10/15/36	300,000	393,028
6.10%, 10/01/41	150,000	206,810
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.40%, 03/15/48 (a)	150,000	173,701
3.60%, 08/19/49 (a)	350,000	363,305
Humana, Inc.
3.85%, 10/01/24 (a)	600,000	639,654
3.13%, 08/15/29 (a)	200,000	204,081
4.95%, 10/01/44 (a)	250,000	296,490
4.80%, 03/15/47 (a)	250,000	293,673
3.95%, 08/15/49 (a)	150,000	157,435
Lincoln National Corp.
3.80%, 03/01/28 (a)	750,000	800,929
3.05%, 01/15/30 (a)	200,000	202,671
7.00%, 06/15/40	150,000	215,300
4.35%, 03/01/48 (a)	150,000	165,653
Loews Corp.
2.63%, 05/15/23 (a)	350,000	357,208
3.75%, 04/01/26 (a)	250,000	268,518
4.13%, 05/15/43 (a)	100,000	110,726
Manulife Financial Corp.
4.15%, 03/04/26	350,000	385,371
4.06%, 02/24/32 (a)(b)	250,000	259,034
5.38%, 03/04/46	300,000	399,507
Markel Corp.
3.50%, 11/01/27 (a)	500,000	517,922
3.35%, 09/17/29 (a)	100,000	102,653
5.00%, 04/05/46	75,000	87,147
4.30%, 11/01/47 (a)	50,000	52,339
5.00%, 05/20/49 (a)	200,000	233,336
4.15%, 09/17/50 (a)	150,000	155,226
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	250,000	267,109
3.50%, 06/03/24 (a)	500,000	524,967
3.75%, 03/14/26 (a)	250,000	268,346
4.38%, 03/15/29 (a)	500,000	571,225
4.75%, 03/15/39 (a)	250,000	303,525
4.35%, 01/30/47 (a)	150,000	173,798
4.20%, 03/01/48 (a)	100,000	113,822
4.90%, 03/15/49 (a)	500,000	636,405
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	105,565
MetLife, Inc.
3.60%, 04/10/24	1,065,000	1,139,268
3.60%, 11/13/25 (a)	150,000	161,558
5.70%, 06/15/35	500,000	673,287
6.40%, 12/15/36 (a)	1,000,000	1,229,025
5.88%, 02/06/41	250,000	342,219
4.13%, 08/13/42	250,000	285,746
4.60%, 05/13/46 (a)	750,000	929,242
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	65,000	75,444
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	264,351
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	150,000	157,764
Principal Financial Group, Inc.
3.13%, 05/15/23	250,000	257,120
3.10%, 11/15/26 (a)	150,000	155,426
3.70%, 05/15/29 (a)	150,000	163,738
4.63%, 09/15/42	200,000	234,653
4.35%, 05/15/43	250,000	284,846
4.30%, 11/15/46 (a)	50,000	56,919
Prudential Financial, Inc.
4.50%, 11/16/21	150,000	157,698
3.88%, 03/27/28 (a)	500,000	549,282
6.63%, 12/01/37	500,000	696,320
5.88%, 09/15/42 (a)(b)	750,000	809,355

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.63%, 06/15/43 (a)(b)	700,000	756,164
4.60%, 05/15/44	300,000	355,012
5.38%, 05/15/45 (a)(b)	300,000	325,173
3.91%, 12/07/47 (a)	350,000	380,572
4.42%, 03/27/48 (a)	250,000	290,443
3.94%, 12/07/49 (a)	350,000	383,840
4.35%, 02/25/50 (a)	250,000	289,774
3.70%, 03/13/51 (a)	450,000	475,344
Reinsurance Group of America, Inc.
4.70%, 09/15/23	445,000	483,869
3.90%, 05/15/29 (a)	200,000	214,984
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	300,000	317,109
The Progressive Corp.
4.00%, 03/01/29 (a)	560,000	629,765
4.35%, 04/25/44	50,000	58,993
3.70%, 01/26/45	300,000	326,028
4.13%, 04/15/47 (a)	150,000	176,970
4.20%, 03/15/48 (a)	300,000	354,600
Transatlantic Holdings, Inc.
8.00%, 11/30/39	171,000	255,981
Travelers Cos., Inc.
6.25%, 06/15/37	750,000	1,050,937
4.60%, 08/01/43	200,000	246,654
4.00%, 05/30/47 (a)	150,000	170,660
4.10%, 03/04/49 (a)	500,000	583,845
Travelers Property Casualty Corp.
6.38%, 03/15/33	300,000	417,555
UnitedHealth Group, Inc.
2.88%, 12/15/21	250,000	255,143
2.88%, 03/15/22 (a)	500,000	510,145
3.35%, 07/15/22	500,000	517,737
2.38%, 10/15/22	500,000	506,277
2.75%, 02/15/23 (a)	250,000	255,499
2.88%, 03/15/23	500,000	513,617
3.50%, 06/15/23	382,000	400,321
3.50%, 02/15/24	500,000	528,032
2.38%, 08/15/24	300,000	304,020
3.75%, 07/15/25	750,000	810,919
3.10%, 03/15/26	250,000	261,590
3.88%, 12/15/28	250,000	276,685
2.88%, 08/15/29	300,000	309,323
4.63%, 07/15/35	500,000	607,505
5.80%, 03/15/36	200,000	265,942
6.63%, 11/15/37	600,000	864,072
6.88%, 02/15/38	750,000	1,114,204
3.50%, 08/15/39 (a)	400,000	422,222
5.95%, 02/15/41 (a)	150,000	204,420
4.63%, 11/15/41 (a)	173,000	206,719
4.75%, 07/15/45	750,000	923,179
4.20%, 01/15/47 (a)	500,000	574,835
4.25%, 04/15/47 (a)	250,000	288,155
3.75%, 10/15/47 (a)	200,000	215,052
4.25%, 06/15/48 (a)	500,000	581,052
4.45%, 12/15/48 (a)	250,000	299,495
3.70%, 08/15/49 (a)	400,000	430,400
3.88%, 08/15/59 (a)	400,000	434,806
Unum Group
4.00%, 06/15/29 (a)	400,000	422,548
5.75%, 08/15/42	100,000	113,495
4.50%, 12/15/49 (a)	150,000	147,831
Voya Financial, Inc.
3.65%, 06/15/26	750,000	794,644
5.70%, 07/15/43	200,000	254,431
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	209,587
4.50%, 09/15/28 (a)	300,000	331,380
2.95%, 09/15/29 (a)	300,000	297,909
5.05%, 09/15/48 (a)	200,000	236,114
3.88%, 09/15/49 (a)	100,000	100,531
WR Berkley Corp.
4.63%, 03/15/22	150,000	158,426
XLIT Ltd.
5.25%, 12/15/43	250,000	323,774
5.50%, 03/31/45	200,000	255,703
		81,739,884
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	250,000	263,240
4.00%, 01/15/24 (a)	200,000	213,421
4.30%, 01/15/26 (a)	250,000	274,442
3.80%, 04/15/26 (a)	150,000	160,392
3.95%, 01/15/28 (a)	250,000	269,351
2.75%, 12/15/29 (a)	150,000	148,554
4.70%, 07/01/30 (a)	250,000	287,921
3.38%, 08/15/31 (a)	250,000	260,929
4.85%, 04/15/49 (a)	150,000	183,603
4.00%, 02/01/50 (a)	150,000	165,473
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	250,000	260,861
3.30%, 07/15/26 (a)	250,000	259,273
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	250,000	266,499
4.90%, 02/15/29 (a)	100,000	112,069
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	700,000	745,388
3.45%, 06/01/25 (a)	150,000	158,794
3.35%, 05/15/27 (a)	250,000	264,199
3.20%, 01/15/28 (a)	500,000	522,682
3.30%, 06/01/29 (a)	150,000	159,119
4.35%, 04/15/48 (a)	150,000	177,384
Boston Properties LP
3.85%, 02/01/23 (a)	1,000,000	1,049,315
3.13%, 09/01/23 (a)	500,000	516,155
3.80%, 02/01/24 (a)	100,000	105,920
3.65%, 02/01/26 (a)	150,000	159,075
2.75%, 10/01/26 (a)	150,000	152,309
4.50%, 12/01/28 (a)	250,000	284,229
3.40%, 06/21/29 (a)	250,000	262,074
2.90%, 03/15/30 (a)	500,000	499,262
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	200,000	213,129
4.55%, 10/01/29 (a)	150,000	163,823
Brixmor Operating Partnership LP
3.88%, 08/15/22 (a)	200,000	208,431
3.85%, 02/01/25 (a)	250,000	263,026
3.90%, 03/15/27 (a)	200,000	210,139
4.13%, 05/15/29 (a)	750,000	806,929
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	167,583
3.15%, 07/01/29 (a)	216,000	225,271
3.35%, 11/01/49 (a)	100,000	100,603
Corporate Office Properties LP
3.60%, 05/15/23 (a)	150,000	154,482
CubeSmart LP
4.00%, 11/15/25 (a)	250,000	267,160
4.38%, 02/15/29 (a)	118,000	129,740
3.00%, 02/15/30 (a)	150,000	149,064

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	200,000	201,151
3.45%, 11/15/29 (a)	300,000	301,614
Digital Realty Trust LP
2.75%, 02/01/23 (a)	200,000	202,432
3.70%, 08/15/27 (a)	470,000	500,237
4.45%, 07/15/28 (a)	400,000	443,022
3.60%, 07/01/29 (a)	250,000	261,741
Duke Realty LP
3.75%, 12/01/24 (a)	800,000	850,560
2.88%, 11/15/29 (a)	150,000	150,386
EPR Properties
4.75%, 12/15/26 (a)	250,000	273,837
4.50%, 06/01/27 (a)	350,000	376,022
4.95%, 04/15/28 (a)	100,000	109,569
ERP Operating LP
3.38%, 06/01/25 (a)	250,000	263,721
2.85%, 11/01/26 (a)	750,000	774,731
3.25%, 08/01/27 (a)	250,000	263,862
3.50%, 03/01/28 (a)	200,000	214,239
3.00%, 07/01/29 (a)	200,000	207,483
4.50%, 07/01/44 (a)	150,000	178,920
4.50%, 06/01/45 (a)	250,000	297,976
Essex Portfolio LP
3.88%, 05/01/24 (a)	300,000	317,199
3.50%, 04/01/25 (a)	500,000	525,712
3.63%, 05/01/27 (a)	150,000	158,741
4.00%, 03/01/29 (a)	150,000	163,413
3.00%, 01/15/30 (a)	150,000	151,863
Federal Realty Investment Trust
4.50%, 12/01/44 (a)	600,000	697,488
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (a)	650,000	685,295
Healthpeak Properties, Inc.
4.25%, 11/15/23 (a)	470,000	501,582
3.40%, 02/01/25 (a)	300,000	313,485
3.25%, 07/15/26 (a)	300,000	311,302
3.50%, 07/15/29 (a)	250,000	260,657
3.00%, 01/15/30 (a)	250,000	250,505
6.75%, 02/01/41 (a)	100,000	141,840
Highwoods Realty LP
4.20%, 04/15/29 (a)	400,000	431,446
3.05%, 02/15/30 (a)	150,000	148,502
Host Hotels & Resorts LP
4.75%, 03/01/23 (a)	250,000	267,215
3.75%, 10/15/23 (a)	250,000	262,145
3.38%, 12/15/29 (a)	500,000	505,337
Hudson Pacific Properties LP
3.95%, 11/01/27	150,000	157,490
4.65%, 04/01/29 (a)	250,000	275,365
3.25%, 01/15/30 (a)	150,000	149,735
Kilroy Realty LP
3.80%, 01/15/23 (a)	250,000	259,909
4.38%, 10/01/25 (a)	750,000	816,330
4.25%, 08/15/29 (a)	200,000	218,011
Kimco Realty Corp.
3.20%, 05/01/21 (a)	250,000	253,533
3.40%, 11/01/22 (a)	600,000	620,742
2.80%, 10/01/26 (a)	1,000,000	1,007,345
4.25%, 04/01/45 (a)	150,000	159,791
3.70%, 10/01/49 (a)	150,000	147,097
Liberty Property LP
4.40%, 02/15/24 (a)	200,000	216,522
3.25%, 10/01/26 (a)	150,000	157,096
4.38%, 02/01/29 (a)	25,000	28,511
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Life Storage LP
3.88%, 12/15/27 (a)	750,000	792,720
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	263,814
3.60%, 06/01/27 (a)	60,000	63,980
4.20%, 06/15/28 (a)	350,000	388,729
National Retail Properties, Inc.
3.60%, 12/15/26 (a)	250,000	262,995
3.50%, 10/15/27 (a)	125,000	130,997
4.30%, 10/15/28 (a)	200,000	221,635
4.80%, 10/15/48 (a)	150,000	181,856
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	178,615
4.25%, 05/15/24 (a)	250,000	260,026
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	1,100,000	1,204,472
3.63%, 10/01/29 (a)	150,000	152,790
Physicians Realty LP
4.30%, 03/15/27 (a)	250,000	266,886
Prologis LP
4.25%, 08/15/23 (a)	350,000	375,041
3.75%, 11/01/25 (a)	700,000	759,045
Public Storage
3.09%, 09/15/27 (a)	250,000	261,724
3.39%, 05/01/29 (a)	150,000	159,726
Realty Income Corp.
3.88%, 07/15/24 (a)	900,000	961,488
3.00%, 01/15/27 (a)	500,000	516,085
3.65%, 01/15/28 (a)	500,000	539,942
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	263,730
2.95%, 09/15/29 (a)	150,000	150,039
4.40%, 02/01/47 (a)	100,000	114,609
Sabra Health Care LP/Sabra Capital Corp.
4.80%, 06/01/24 (a)	150,000	159,714
3.90%, 10/15/29 (a)	200,000	201,107
Service Properties Trust
4.65%, 03/15/24 (a)	150,000	156,038
4.35%, 10/01/24 (a)	250,000	257,573
4.50%, 03/15/25 (a)	250,000	257,868
4.38%, 02/15/30 (a)	550,000	542,547
Simon Property Group LP
2.35%, 01/30/22 (a)	200,000	201,766
2.75%, 02/01/23 (a)	500,000	511,582
2.75%, 06/01/23 (a)	500,000	511,930
3.75%, 02/01/24 (a)	250,000	266,582
2.00%, 09/13/24 (a)	450,000	448,958
3.38%, 10/01/24 (a)	100,000	105,299
3.30%, 01/15/26 (a)	250,000	263,479
3.38%, 06/15/27 (a)	750,000	794,936
2.45%, 09/13/29 (a)	400,000	394,828
6.75%, 02/01/40 (a)	370,000	545,360
4.25%, 10/01/44 (a)	150,000	170,585
3.25%, 09/13/49 (a)	400,000	389,392
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	155,134
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	250,000	256,454
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	64,930
3.20%, 01/15/27 (a)	200,000	200,840
3.40%, 01/15/30 (a)	250,000	251,656
Tanger Properties LP
3.88%, 07/15/27 (a)	250,000	257,066

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	152,467
4.40%, 01/26/29 (a)	150,000	167,683
3.00%, 08/15/31 (a)	500,000	501,252
Ventas Realty LP
3.25%, 08/15/22 (a)	250,000	256,825
3.75%, 05/01/24 (a)	150,000	157,808
2.65%, 01/15/25 (a)	500,000	504,500
4.00%, 03/01/28 (a)	850,000	911,208
4.40%, 01/15/29 (a)	150,000	165,328
5.70%, 09/30/43 (a)	100,000	125,446
4.38%, 02/01/45 (a)	100,000	108,615
4.88%, 04/15/49 (a)	150,000	177,164
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	216,920
3.95%, 08/15/27 (a)	750,000	790,597
Welltower, Inc.
3.75%, 03/15/23 (a)	550,000	573,686
4.50%, 01/15/24 (a)	400,000	432,010
3.63%, 03/15/24 (a)	300,000	315,306
4.13%, 03/15/29 (a)	750,000	820,684
3.10%, 01/15/30 (a)	250,000	253,983
6.50%, 03/15/41 (a)	150,000	203,139
4.95%, 09/01/48 (a)	200,000	239,671
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	91,663
4.00%, 02/01/25 (a)	400,000	422,716
3.85%, 07/15/29 (a)	100,000	105,773
		51,205,032
		574,643,062

Industrial 15.2%
Basic Industry 0.8%
Air Products & Chemicals, Inc.
3.35%, 07/31/24 (a)	20,000	21,098
Airgas, Inc.
3.65%, 07/15/24 (a)	250,000	264,815
Albemarle Corp.
4.15%, 12/01/24 (a)	100,000	107,158
5.45%, 12/01/44 (a)	100,000	115,243
Albemarle Wodgina Pty Ltd.
3.45%, 11/15/29 (a)(e)	100,000	100,384
ArcelorMittal S.A.
6.25%, 02/25/22 (f)(g)	400,000	431,438
3.60%, 07/16/24	450,000	462,267
6.13%, 06/01/25	250,000	287,791
4.55%, 03/11/26	100,000	106,605
4.25%, 07/16/29	150,000	157,099
7.00%, 10/15/39	275,000	336,369
Barrick North America Finance LLC
5.70%, 05/30/41	550,000	682,451
5.75%, 05/01/43	150,000	192,783
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	636,715
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	250,000	254,876
3.85%, 09/30/23	250,000	267,004
6.42%, 03/01/26	100,000	122,056
4.13%, 02/24/42	250,000	285,421
5.00%, 09/30/43	1,000,000	1,291,785
Cabot Corp.
3.70%, 07/15/22	100,000	103,378
4.00%, 07/01/29 (a)	150,000	157,490
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Celanese US Holdings LLC
4.63%, 11/15/22	250,000	264,665
3.50%, 05/08/24 (a)	150,000	155,156
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	210,532
3.88%, 11/02/27 (a)	200,000	202,224
Dow Chemical Co.
3.00%, 11/15/22 (a)	750,000	767,726
3.50%, 10/01/24 (a)	250,000	262,700
4.55%, 11/30/25 (a)	83,000	91,608
7.38%, 11/01/29	550,000	734,286
4.25%, 10/01/34 (a)	500,000	553,935
5.25%, 11/15/41 (a)	200,000	234,846
4.38%, 11/15/42 (a)	250,000	268,201
4.63%, 10/01/44 (a)	250,000	277,143
5.55%, 11/30/48 (a)	450,000	565,427
4.80%, 05/15/49 (a)	200,000	231,922
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	800,000	856,108
4.49%, 11/15/25 (a)	600,000	661,926
4.73%, 11/15/28 (a)	700,000	795,371
5.32%, 11/15/38 (a)	500,000	597,052
5.42%, 11/15/48 (a)	705,000	871,091
Eastman Chemical Co.
3.60%, 08/15/22 (a)	849,000	879,339
4.80%, 09/01/42 (a)	250,000	274,326
4.65%, 10/15/44 (a)	250,000	272,183
Ecolab, Inc.
4.35%, 12/08/21	213,000	223,076
2.38%, 08/10/22 (a)	300,000	303,273
3.25%, 12/01/27 (a)	1,000,000	1,056,195
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200,000	216,978
5.50%, 01/17/27	300,000	329,226
FMC Corp.
3.20%, 10/01/26 (a)	150,000	154,235
3.45%, 10/01/29 (a)	150,000	155,515
4.50%, 10/01/49 (a)	250,000	276,679
Georgia-Pacific LLC
8.00%, 01/15/24	250,000	304,441
7.75%, 11/15/29	250,000	357,050
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	160,384
4.50%, 05/01/29 (a)	250,000	267,148
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	250,000	273,974
5.00%, 09/26/48 (a)	400,000	453,032
International Paper Co.
3.65%, 06/15/24 (a)	400,000	421,552
3.00%, 02/15/27 (a)	250,000	258,355
5.00%, 09/15/35 (a)	100,000	118,023
4.80%, 06/15/44 (a)	600,000	660,435
4.40%, 08/15/47 (a)	300,000	322,353
4.35%, 08/15/48 (a)	1,100,000	1,173,584
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	278,952
4.50%, 07/15/27 (a)	250,000	262,300
LYB International Finance BV
4.00%, 07/15/23	250,000	264,761
5.25%, 07/15/43	250,000	297,926
4.88%, 03/15/44 (a)	150,000	171,288
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	262,720

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
LYB International Finance III LLC
4.20%, 10/15/49 (a)	300,000	313,978
LyondellBasell Industries NV
6.00%, 11/15/21 (a)	250,000	265,716
5.75%, 04/15/24 (a)	450,000	508,455
4.63%, 02/26/55 (a)	500,000	534,097
Methanex Corp.
5.25%, 12/15/29 (a)	350,000	362,493
5.65%, 12/01/44 (a)	100,000	96,401
Mosaic Co.
3.25%, 11/15/22 (a)	500,000	513,310
4.25%, 11/15/23 (a)	250,000	266,744
4.05%, 11/15/27 (a)	750,000	782,580
5.63%, 11/15/43 (a)	200,000	237,863
Newmont Goldcorp Corp.
3.50%, 03/15/22 (a)	250,000	256,580
3.70%, 03/15/23 (a)	650,000	680,118
2.80%, 10/01/29 (a)	200,000	198,656
6.25%, 10/01/39	150,000	199,583
4.88%, 03/15/42 (a)	400,000	468,424
5.45%, 06/09/44 (a)	250,000	311,535
Nucor Corp.
4.13%, 09/15/22 (a)	150,000	157,463
4.00%, 08/01/23 (a)	200,000	211,701
3.95%, 05/01/28 (a)	100,000	108,941
6.40%, 12/01/37	250,000	342,406
5.20%, 08/01/43 (a)	300,000	378,477
Nutrien Ltd.
3.15%, 10/01/22 (a)	250,000	255,700
3.63%, 03/15/24 (a)	450,000	470,160
4.20%, 04/01/29 (a)	250,000	275,840
4.13%, 03/15/35 (a)	900,000	945,067
5.88%, 12/01/36	100,000	122,605
5.63%, 12/01/40	50,000	59,599
6.13%, 01/15/41 (a)	200,000	248,463
5.25%, 01/15/45 (a)	250,000	299,237
Packaging Corp. of America
3.65%, 09/15/24 (a)	500,000	525,585
3.40%, 12/15/27 (a)	200,000	209,187
3.00%, 12/15/29 (a)	100,000	100,913
4.05%, 12/15/49 (a)	150,000	156,878
PPG Industries, Inc.
3.20%, 03/15/23 (a)	350,000	361,471
2.40%, 08/15/24 (a)	100,000	101,105
2.80%, 08/15/29 (a)	200,000	201,471
Praxair, Inc.
2.65%, 02/05/25 (a)	500,000	514,615
3.20%, 01/30/26 (a)	1,000,000	1,055,675
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	536,256
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	400,000	430,578
7.13%, 07/15/28	250,000	335,872
5.20%, 11/02/40	200,000	262,644
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	500,000	614,337
4.13%, 08/21/42 (a)	100,000	114,878
Rohm & Haas Co.
7.85%, 07/15/29	450,000	601,938
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	258,860
4.25%, 01/15/48 (a)	250,000	246,941
Security Rate, Maturity Date	Face Amount ($)	Value ($)
SASOL Financing USA LLC
5.88%, 03/27/24 (a)	250,000	271,055
6.50%, 09/27/28 (a)	300,000	334,143
Sherwin-Williams Co.
4.20%, 01/15/22 (a)	250,000	259,270
2.75%, 06/01/22 (a)	475,000	483,388
3.13%, 06/01/24 (a)	250,000	258,513
3.45%, 06/01/27 (a)	450,000	476,725
2.95%, 08/15/29 (a)	250,000	253,949
4.50%, 06/01/47 (a)	750,000	858,262
Southern Copper Corp.
3.88%, 04/23/25	150,000	157,825
7.50%, 07/27/35	250,000	345,946
6.75%, 04/16/40	250,000	335,129
5.25%, 11/08/42	750,000	865,579
5.88%, 04/23/45	250,000	313,197
Steel Dynamics, Inc.
5.13%, 10/01/21 (a)	250,000	250,104
5.50%, 10/01/24 (a)	250,000	258,174
2.80%, 12/15/24 (a)	200,000	201,662
4.13%, 09/15/25 (a)	250,000	257,315
3.45%, 04/15/30 (a)	200,000	202,443
Suzano Austria GmbH
6.00%, 01/15/29 (a)	500,000	566,097
5.00%, 01/15/30 (a)	250,000	263,645
Teck Resources Ltd.
6.13%, 10/01/35	400,000	470,728
6.00%, 08/15/40 (a)	150,000	167,444
6.25%, 07/15/41 (a)	350,000	402,577
Vale Overseas Ltd.
6.25%, 08/10/26	500,000	586,807
8.25%, 01/17/34	200,000	281,472
6.88%, 11/21/36	448,000	581,596
6.88%, 11/10/39	450,000	587,601
Vale S.A.
5.63%, 09/11/42	250,000	294,059
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	207,521
5.00%, 08/15/46 (a)	300,000	325,536
4.38%, 11/15/47 (a)	100,000	101,171
Weyerhaeuser Co.
3.25%, 03/15/23 (a)	150,000	153,894
4.63%, 09/15/23	350,000	377,204
4.00%, 11/15/29 (a)	200,000	217,276
7.38%, 03/15/32	600,000	831,420
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	255,565
3.75%, 03/15/25 (a)	1,000,000	1,054,715
4.65%, 03/15/26 (a)	150,000	166,010
3.90%, 06/01/28 (a)	250,000	265,223
4.90%, 03/15/29 (a)	250,000	284,861
4.20%, 06/01/32 (a)	250,000	274,588
		57,036,533
Capital Goods 1.3%
3M Co.
3.00%, 09/14/21 (a)	226,000	230,371
1.63%, 09/19/21 (a)	250,000	249,471
2.75%, 03/01/22 (a)	600,000	611,943
1.75%, 02/14/23 (a)	300,000	298,478
2.25%, 03/15/23 (a)	500,000	504,732
3.25%, 02/14/24 (a)	50,000	52,363
2.00%, 02/14/25 (a)	250,000	248,494
2.88%, 10/15/27 (a)	300,000	312,124
3.38%, 03/01/29 (a)	150,000	159,809

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 08/26/29 (a)	350,000	344,185
3.13%, 09/19/46 (a)	200,000	191,397
3.63%, 10/15/47 (a)	200,000	206,881
4.00%, 09/14/48 (a)	650,000	717,915
3.25%, 08/26/49 (a)	300,000	292,203
ABB Finance USA, Inc.
2.88%, 05/08/22	500,000	510,677
3.80%, 04/03/28 (a)	250,000	274,549
4.38%, 05/08/42	300,000	362,923
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	514,367
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)(e)	80,000	82,430
Boeing Co.
2.30%, 08/01/21	450,000	452,608
2.13%, 03/01/22 (a)	150,000	150,427
2.70%, 05/01/22	250,000	253,944
2.80%, 03/01/23 (a)	150,000	153,048
1.88%, 06/15/23 (a)	100,000	99,475
2.80%, 03/01/24 (a)	250,000	255,621
2.60%, 10/30/25 (a)	500,000	507,227
3.10%, 05/01/26 (a)	200,000	206,755
2.70%, 02/01/27 (a)	300,000	304,091
2.80%, 03/01/27 (a)	100,000	101,482
3.45%, 11/01/28 (a)	250,000	265,804
3.20%, 03/01/29 (a)	350,000	366,193
2.95%, 02/01/30 (a)	200,000	204,502
3.60%, 05/01/34 (a)	250,000	268,638
3.25%, 02/01/35 (a)	250,000	258,424
3.50%, 03/01/39 (a)	150,000	154,965
5.88%, 02/15/40	350,000	465,822
3.65%, 03/01/47 (a)	500,000	514,572
3.90%, 05/01/49 (a)	300,000	325,869
3.75%, 02/01/50 (a)	375,000	399,401
3.83%, 03/01/59 (a)	150,000	155,682
3.95%, 08/01/59 (a)	300,000	322,497
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	100,000	104,047
Caterpillar Financial Services Corp.
2.65%, 05/17/21	150,000	151,745
1.70%, 08/09/21	150,000	149,744
3.15%, 09/07/21	1,300,000	1,328,658
2.85%, 06/01/22	113,000	115,527
2.55%, 11/29/22	1,250,000	1,275,162
2.85%, 05/17/24	150,000	154,895
3.30%, 06/09/24	250,000	262,869
3.25%, 12/01/24	100,000	105,692
Caterpillar, Inc.
3.40%, 05/15/24 (a)	1,000,000	1,059,065
6.05%, 08/15/36	300,000	411,979
5.20%, 05/27/41	500,000	650,360
3.80%, 08/15/42	250,000	280,269
4.30%, 05/15/44 (a)	125,000	147,426
3.25%, 09/19/49 (a)	400,000	402,572
4.75%, 05/15/64 (a)	100,000	126,687
CNH Industrial Capital LLC
4.20%, 01/15/24	750,000	795,064
CNH Industrial NV
4.50%, 08/15/23	200,000	213,459
3.85%, 11/15/27 (a)	150,000	156,596
Crane Co.
4.20%, 03/15/48 (a)	150,000	151,181
Deere & Co.
2.60%, 06/08/22 (a)	750,000	763,144
5.38%, 10/16/29	150,000	186,815
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.90%, 06/09/42 (a)	250,000	282,598
2.88%, 09/07/49 (a)	200,000	190,176
Dover Corp.
2.95%, 11/04/29 (a)	100,000	100,875
5.38%, 03/01/41 (a)	250,000	306,249
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	500,000	520,865
Eaton Corp.
2.75%, 11/02/22	1,000,000	1,021,815
4.00%, 11/02/32	200,000	228,303
4.15%, 11/02/42	350,000	394,254
Embraer Netherlands Finance BV
5.40%, 02/01/27	250,000	282,659
Embraer Overseas Ltd.
5.70%, 09/16/23 (e)	250,000	275,080
Emerson Electric Co.
2.63%, 12/01/21 (a)	500,000	508,085
5.25%, 11/15/39	140,000	176,419
Fortive Corp.
3.15%, 06/15/26 (a)	500,000	512,887
4.30%, 06/15/46 (a)	250,000	260,494
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	200,000	211,337
4.00%, 06/15/25 (a)	250,000	270,231
3.25%, 09/15/29 (a)	200,000	204,799
General Dynamics Corp.
3.00%, 05/11/21	250,000	254,103
3.88%, 07/15/21 (a)	500,000	513,520
3.38%, 05/15/23 (a)	750,000	784,031
1.88%, 08/15/23 (a)	100,000	100,183
3.50%, 05/15/25 (a)	250,000	267,935
2.13%, 08/15/26 (a)	250,000	248,006
2.63%, 11/15/27 (a)	150,000	154,024
3.75%, 05/15/28 (a)	500,000	551,367
3.60%, 11/15/42 (a)	150,000	170,325
General Electric Co.
4.63%, 01/07/21	300,000	307,353
5.30%, 02/11/21	250,000	258,501
4.65%, 10/17/21	500,000	521,262
3.15%, 09/07/22	400,000	409,004
2.70%, 10/09/22	900,000	912,186
3.10%, 01/09/23	350,000	357,810
3.38%, 03/11/24	600,000	622,215
3.45%, 05/15/24 (a)	1,000,000	1,039,975
6.75%, 03/15/32	650,000	837,427
6.15%, 08/07/37	500,000	619,750
5.88%, 01/14/38	1,150,000	1,394,404
6.88%, 01/10/39	600,000	800,652
4.13%, 10/09/42	72,000	74,806
4.50%, 03/11/44	250,000	274,934
Honeywell International, Inc.
1.85%, 11/01/21 (a)	400,000	401,022
2.15%, 08/08/22 (a)	450,000	454,219
3.35%, 12/01/23	250,000	263,676
2.30%, 08/15/24 (a)	250,000	253,523
2.50%, 11/01/26 (a)	1,000,000	1,018,130
2.70%, 08/15/29 (a)	250,000	256,848
5.70%, 03/15/37	200,000	271,998
Hubbell, Inc.
3.15%, 08/15/27 (a)	100,000	101,309
3.50%, 02/15/28 (a)	150,000	155,087
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	250,000	262,853

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	600,000	618,633
4.88%, 09/15/41 (a)	250,000	318,817
3.90%, 09/01/42 (a)	350,000	406,849
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/23	250,000	266,945
3.75%, 08/21/28 (a)	500,000	533,550
4.30%, 02/21/48 (a)	400,000	436,570
Ingersoll-Rand Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	350,000	377,221
John Deere Capital Corp.
2.35%, 01/08/21	500,000	502,780
2.55%, 01/08/21	70,000	70,507
2.80%, 03/04/21	50,000	50,594
3.90%, 07/12/21	500,000	515,912
3.13%, 09/10/21	150,000	153,338
3.20%, 01/10/22	200,000	205,501
2.15%, 09/08/22	500,000	503,987
2.70%, 01/06/23	500,000	511,012
2.80%, 01/27/23	150,000	153,689
2.80%, 03/06/23	200,000	205,300
2.60%, 03/07/24	200,000	204,534
2.65%, 06/24/24	500,000	512,510
3.40%, 09/11/25	100,000	106,808
2.65%, 06/10/26	500,000	511,372
2.80%, 09/08/27	350,000	360,474
3.05%, 01/06/28	250,000	262,170
3.45%, 03/07/29	250,000	272,250
2.80%, 07/18/29	250,000	256,939
Johnson Controls International plc
3.63%, 07/02/24 (a)	250,000	262,164
3.90%, 02/14/26 (a)	183,000	195,299
6.00%, 01/15/36	382,000	470,110
4.63%, 07/02/44 (a)	200,000	220,619
5.13%, 09/14/45 (a)	24,000	27,703
4.50%, 02/15/47 (a)	50,000	54,320
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	107,357
L3Harris Technologies, Inc.
4.95%, 02/15/21 (a)	500,000	512,230
3.85%, 12/15/26 (a)(e)	500,000	536,537
4.40%, 06/15/28 (a)	500,000	558,557
4.40%, 06/15/28 (a)(e)	295,000	329,860
2.90%, 12/15/29 (a)	150,000	152,362
6.15%, 12/15/40	150,000	203,700
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	426,000	466,836
Lockheed Martin Corp.
3.35%, 09/15/21	250,000	256,505
3.10%, 01/15/23 (a)	500,000	516,837
3.55%, 01/15/26 (a)	1,050,000	1,128,036
5.72%, 06/01/40	65,000	88,365
4.07%, 12/15/42	500,000	573,655
4.70%, 05/15/46 (a)	250,000	317,642
4.09%, 09/15/52 (a)	1,150,000	1,345,483
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	200,000	214,242
3.45%, 06/01/27 (a)	25,000	26,030
4.25%, 12/15/47 (a)	250,000	262,613
Masco Corp.
3.50%, 04/01/21 (a)	500,000	507,415
4.45%, 04/01/25 (a)	100,000	108,952
4.50%, 05/15/47 (a)	400,000	410,766
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	209,216
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Northrop Grumman Corp.
3.50%, 03/15/21	500,000	509,450
2.55%, 10/15/22 (a)	500,000	507,687
2.93%, 01/15/25 (a)	400,000	412,490
3.20%, 02/01/27 (a)	500,000	520,612
3.25%, 01/15/28 (a)	250,000	261,025
4.75%, 06/01/43	750,000	906,517
3.85%, 04/15/45 (a)	750,000	808,894
4.03%, 10/15/47 (a)	200,000	223,652
nVent Finance Sarl
4.55%, 04/15/28 (a)	275,000	286,289
Owens Corning
3.40%, 08/15/26 (a)	150,000	152,919
3.95%, 08/15/29 (a)	450,000	469,957
7.00%, 12/01/36	145,000	181,052
4.30%, 07/15/47 (a)	200,000	190,623
Parker-Hannifin Corp.
3.50%, 09/15/22	250,000	258,988
2.70%, 06/14/24 (a)	250,000	255,360
3.25%, 06/14/29 (a)	550,000	574,065
4.20%, 11/21/34 (a)	250,000	276,389
4.45%, 11/21/44 (a)	250,000	282,853
4.10%, 03/01/47 (a)	150,000	163,754
4.00%, 06/14/49 (a)	350,000	381,055
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	265,018
Precision Castparts Corp.
2.50%, 01/15/23 (a)	200,000	203,748
3.25%, 06/15/25 (a)	200,000	211,486
3.90%, 01/15/43 (a)	250,000	273,523
Raytheon Co.
2.50%, 12/15/22 (a)	450,000	459,497
3.15%, 12/15/24 (a)	200,000	211,367
4.88%, 10/15/40	250,000	318,327
4.70%, 12/15/41	200,000	250,192
Republic Services, Inc.
3.55%, 06/01/22 (a)	300,000	310,036
2.50%, 08/15/24 (a)	450,000	456,046
2.90%, 07/01/26 (a)	1,000,000	1,024,920
3.38%, 11/15/27 (a)	500,000	530,492
3.95%, 05/15/28 (a)	75,000	82,752
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	300,000	323,491
4.20%, 03/01/49 (a)	250,000	292,110
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	1,100,000	1,119,079
3.20%, 03/15/24 (a)	250,000	260,350
4.35%, 04/15/47 (a)	500,000	587,627
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	250,000	253,704
3.13%, 11/15/22 (a)	250,000	256,681
2.35%, 09/15/24 (a)	150,000	151,103
3.85%, 12/15/25 (a)	500,000	540,010
2.95%, 09/15/29 (a)	500,000	505,790
Snap-on, Inc.
4.10%, 03/01/48 (a)	200,000	226,832
Sonoco Products Co.
5.75%, 11/01/40 (a)	130,000	162,136
Spirit AeroSystems, Inc.
3.95%, 06/15/23 (a)	200,000	205,975
4.60%, 06/15/28 (a)	200,000	211,707
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	256,468
4.25%, 11/15/28 (a)	250,000	282,184

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.20%, 09/01/40	59,000	73,749
4.85%, 11/15/48 (a)	300,000	372,112
Textron, Inc.
3.88%, 03/01/25 (a)	250,000	264,728
3.65%, 03/15/27 (a)	150,000	157,155
3.90%, 09/17/29 (a)	200,000	214,018
Timken Co.
4.50%, 12/15/28 (a)	150,000	161,645
United Technologies Corp.
3.35%, 08/16/21	250,000	256,065
1.95%, 11/01/21 (a)	500,000	501,057
2.30%, 05/04/22 (a)	1,400,000	1,411,718
3.10%, 06/01/22	652,000	669,571
3.65%, 08/16/23 (a)	200,000	210,989
2.80%, 05/04/24 (a)	400,000	411,542
3.95%, 08/16/25 (a)	150,000	163,822
3.13%, 05/04/27 (a)	250,000	262,368
4.13%, 11/16/28 (a)	900,000	1,013,805
6.05%, 06/01/36	500,000	680,575
6.13%, 07/15/38	400,000	558,752
5.70%, 04/15/40	1,000,000	1,353,870
4.50%, 06/01/42	1,000,000	1,202,830
4.15%, 05/15/45 (a)	100,000	114,987
4.05%, 05/04/47 (a)	1,000,000	1,138,855
4.63%, 11/16/48 (a)	100,000	125,371
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	200,000	205,436
5.25%, 10/01/54 (a)	100,000	102,219
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	211,748
4.50%, 06/15/47 (a)	250,000	275,130
Waste Connections, Inc.
4.25%, 12/01/28 (a)	150,000	167,722
3.50%, 05/01/29 (a)	109,000	115,585
Waste Management, Inc.
2.90%, 09/15/22 (a)	450,000	460,784
2.40%, 05/15/23 (a)	250,000	252,653
2.95%, 06/15/24 (a)	250,000	258,401
3.20%, 06/15/26 (a)	150,000	157,288
3.15%, 11/15/27 (a)	300,000	313,771
3.45%, 06/15/29 (a)	250,000	267,401
4.00%, 07/15/39 (a)	250,000	279,464
4.10%, 03/01/45 (a)	500,000	569,567
4.15%, 07/15/49 (a)	300,000	344,040
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/28 (a)(f)(g)	850,000	936,220
WW Grainger, Inc.
4.60%, 06/15/45 (a)	150,000	180,016
4.20%, 05/15/47 (a)	500,000	562,802
Xylem, Inc.
4.88%, 10/01/21	200,000	209,721
3.25%, 11/01/26 (a)	285,000	295,237
		95,727,623
Communications 2.2%
Activision Blizzard, Inc.
2.30%, 09/15/21 (a)	500,000	502,783
3.40%, 09/15/26 (a)	106,000	111,545
3.40%, 06/15/27 (a)	250,000	261,779
America Movil S.A.B. de C.V.
3.13%, 07/16/22	700,000	717,370
3.63%, 04/22/29 (a)	250,000	265,538
6.13%, 03/30/40	850,000	1,143,101
4.38%, 07/16/42	500,000	561,457
4.38%, 04/22/49 (a)	350,000	401,270
Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Tower Corp.
3.30%, 02/15/21 (a)	350,000	354,891
2.25%, 01/15/22	250,000	251,075
4.70%, 03/15/22	153,000	161,439
3.50%, 01/31/23	950,000	985,178
3.00%, 06/15/23	200,000	205,095
5.00%, 02/15/24	350,000	385,667
3.38%, 05/15/24 (a)	250,000	259,856
2.95%, 01/15/25 (a)	80,000	81,996
4.00%, 06/01/25 (a)	100,000	107,232
3.38%, 10/15/26 (a)	250,000	260,404
3.55%, 07/15/27 (a)	500,000	525,645
3.95%, 03/15/29 (a)	250,000	269,785
3.80%, 08/15/29 (a)	850,000	909,687
3.70%, 10/15/49 (a)	200,000	200,487
AT&T, Inc.
4.60%, 02/15/21 (a)	300,000	307,071
2.80%, 02/17/21 (a)	500,000	504,578
4.45%, 05/15/21	55,000	56,873
4.00%, 01/15/22	500,000	519,882
3.00%, 02/15/22	350,000	357,497
3.20%, 03/01/22 (a)	750,000	768,289
3.80%, 03/15/22	250,000	259,594
3.00%, 06/30/22 (a)	1,500,000	1,533,660
2.63%, 12/01/22 (a)	250,000	254,016
3.60%, 02/17/23 (a)	500,000	521,962
4.45%, 04/01/24 (a)	350,000	379,215
3.55%, 06/01/24 (a)	400,000	420,824
3.95%, 01/15/25 (a)	350,000	375,417
3.40%, 05/15/25 (a)	1,250,000	1,311,731
3.60%, 07/15/25 (a)	250,000	264,866
3.88%, 01/15/26 (a)	1,500,000	1,607,250
4.13%, 02/17/26 (a)	250,000	271,351
3.80%, 02/15/27 (a)	350,000	375,181
4.25%, 03/01/27 (a)	1,200,000	1,317,864
4.10%, 02/15/28 (a)	1,533,000	1,669,468
4.35%, 03/01/29 (a)	250,000	278,051
4.30%, 02/15/30 (a)	850,000	946,160
4.50%, 05/15/35 (a)	1,000,000	1,116,635
5.25%, 03/01/37 (a)	950,000	1,138,798
4.90%, 08/15/37 (a)	350,000	404,625
4.85%, 03/01/39 (a)	800,000	926,216
6.35%, 03/15/40	300,000	397,187
6.10%, 07/15/40	250,000	319,909
6.00%, 08/15/40 (a)	1,000,000	1,289,480
5.35%, 09/01/40	725,000	875,263
6.38%, 03/01/41	46,000	61,718
6.25%, 03/29/41	93,000	121,638
5.38%, 10/15/41	150,000	178,079
5.15%, 03/15/42	725,000	854,028
4.30%, 12/15/42 (a)	750,000	803,955
4.80%, 06/15/44 (a)	250,000	285,596
4.35%, 06/15/45 (a)	1,100,000	1,188,022
4.85%, 07/15/45 (a)	500,000	573,580
4.75%, 05/15/46 (a)	1,000,000	1,133,065
5.15%, 11/15/46 (a)	500,000	598,010
5.65%, 02/15/47 (a)	500,000	636,085
5.45%, 03/01/47 (a)	600,000	744,933
4.50%, 03/09/48 (a)	1,400,000	1,551,018
4.55%, 03/09/49 (a)	759,000	844,251
5.15%, 02/15/50 (a)	1,000,000	1,211,230
5.70%, 03/01/57 (a)	350,000	456,237
5.30%, 08/15/58 (a)	350,000	429,256
Bell Canada, Inc.
4.46%, 04/01/48 (a)	600,000	696,786

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
British Telecommunications PLC
4.50%, 12/04/23 (a)	250,000	269,604
5.13%, 12/04/28 (a)	1,250,000	1,438,300
9.63%, 12/15/30 (g)	100,000	153,900
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500,000	525,060
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	1,050,000	1,104,400
4.50%, 02/01/24 (a)	250,000	269,356
4.91%, 07/23/25 (a)	1,000,000	1,102,790
3.75%, 02/15/28 (a)	550,000	571,464
4.20%, 03/15/28 (a)	250,000	266,880
5.05%, 03/30/29 (a)	600,000	680,409
6.38%, 10/23/35 (a)	500,000	632,472
5.38%, 04/01/38 (a)	750,000	859,365
6.48%, 10/23/45 (a)	1,250,000	1,561,344
5.38%, 05/01/47 (a)	850,000	956,875
5.75%, 04/01/48 (a)	600,000	703,485
5.13%, 07/01/49 (a)	450,000	490,460
4.80%, 03/01/50 (a)	400,000	422,148
6.83%, 10/23/55 (a)	250,000	325,186
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	400,000	483,896
Comcast Corp.
3.45%, 10/01/21	500,000	514,785
1.63%, 01/15/22 (a)	500,000	498,873
3.13%, 07/15/22	250,000	258,028
2.85%, 01/15/23	500,000	514,338
2.75%, 03/01/23 (a)	750,000	767,779
3.00%, 02/01/24 (a)	400,000	414,976
3.60%, 03/01/24	750,000	795,904
3.70%, 04/15/24 (a)	250,000	266,818
3.38%, 02/15/25 (a)	100,000	105,661
3.38%, 08/15/25 (a)	250,000	265,456
3.95%, 10/15/25 (a)	950,000	1,037,542
3.15%, 03/01/26 (a)	500,000	524,462
2.35%, 01/15/27 (a)	500,000	500,080
3.30%, 02/01/27 (a)	530,000	561,312
3.15%, 02/15/28 (a)	500,000	524,847
3.55%, 05/01/28 (a)	292,000	314,928
4.15%, 10/15/28 (a)	1,000,000	1,127,280
2.65%, 02/01/30 (a)	500,000	502,933
4.25%, 10/15/30 (a)	500,000	572,532
4.25%, 01/15/33	750,000	869,464
7.05%, 03/15/33	250,000	360,805
4.40%, 08/15/35 (a)	130,000	152,600
6.50%, 11/15/35	250,000	353,675
3.20%, 07/15/36 (a)	250,000	256,626
6.95%, 08/15/37	100,000	148,391
3.90%, 03/01/38 (a)	500,000	555,125
4.60%, 10/15/38 (a)	1,000,000	1,196,120
4.65%, 07/15/42	500,000	603,405
4.75%, 03/01/44	500,000	611,002
4.60%, 08/15/45 (a)	822,000	989,330
3.40%, 07/15/46 (a)	250,000	254,394
4.00%, 08/15/47 (a)	266,000	295,007
3.97%, 11/01/47 (a)	1,448,000	1,600,416
4.00%, 03/01/48 (a)	500,000	555,935
4.70%, 10/15/48 (a)	1,250,000	1,544,912
4.00%, 11/01/49 (a)	650,000	724,350
3.45%, 02/01/50 (a)	500,000	514,863
4.05%, 11/01/52 (a)	500,000	564,215
4.95%, 10/15/58 (a)	700,000	912,919
Crown Castle International Corp.
2.25%, 09/01/21 (a)	145,000	145,499
4.88%, 04/15/22	750,000	795,592
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 01/15/23	300,000	326,171
3.20%, 09/01/24 (a)	250,000	259,198
4.45%, 02/15/26 (a)	500,000	548,015
3.70%, 06/15/26 (a)	250,000	264,570
3.65%, 09/01/27 (a)	300,000	318,030
3.80%, 02/15/28 (a)	250,000	266,981
4.30%, 02/15/29 (a)	200,000	221,946
3.10%, 11/15/29 (a)	200,000	203,100
4.75%, 05/15/47 (a)	450,000	519,401
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)(g)	1,350,000	1,984,817
Discovery Communications LLC
4.38%, 06/15/21	150,000	155,062
2.95%, 03/20/23 (a)	500,000	510,430
3.90%, 11/15/24 (a)	500,000	531,280
3.45%, 03/15/25 (a)	250,000	261,198
3.95%, 03/20/28 (a)	750,000	802,410
4.13%, 05/15/29 (a)	150,000	162,214
6.35%, 06/01/40	700,000	901,229
4.95%, 05/15/42	100,000	111,114
4.88%, 04/01/43	1,000,000	1,101,255
5.30%, 05/15/49 (a)	100,000	118,821
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	300,000	305,637
4.80%, 03/01/26 (a)	150,000	168,999
Fox Corp.
3.67%, 01/25/22 (e)	500,000	517,068
4.03%, 01/25/24 (a)(e)	250,000	266,489
4.71%, 01/25/29 (a)(e)	650,000	742,215
5.48%, 01/25/39 (a)(e)	350,000	429,487
5.58%, 01/25/49 (a)(e)	500,000	638,242
Grupo Televisa S.A.B.
6.63%, 03/18/25	500,000	585,922
6.63%, 01/15/40	500,000	625,260
6.13%, 01/31/46 (a)	250,000	302,315
5.25%, 05/24/49 (a)	200,000	216,731
Interpublic Group of Cos., Inc.
3.75%, 02/15/23	500,000	522,877
4.20%, 04/15/24	150,000	161,549
5.40%, 10/01/48 (a)	150,000	184,415
Moody's Corp.
2.75%, 12/15/21 (a)	650,000	659,633
4.50%, 09/01/22 (a)	76,000	80,380
4.88%, 02/15/24 (a)	100,000	109,951
3.25%, 01/15/28 (a)	150,000	157,448
4.25%, 02/01/29 (a)	250,000	283,543
4.88%, 12/17/48 (a)	200,000	246,923
NBCUniversal Media LLC
4.38%, 04/01/21 (c)	900,000	928,647
5.95%, 04/01/41	1,150,000	1,587,132
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	500,000	518,013
3.65%, 11/01/24 (a)	250,000	264,451
3.60%, 04/15/26 (a)	500,000	529,302
Orange S.A.
4.13%, 09/14/21	250,000	259,525
9.00%, 03/01/31	500,000	776,607
5.38%, 01/13/42	400,000	518,430
5.50%, 02/06/44 (a)	450,000	599,150
RELX Capital, Inc.
3.13%, 10/15/22 (a)	250,000	257,730
3.50%, 03/16/23 (a)	250,000	260,501
4.00%, 03/18/29 (a)	350,000	381,425

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	256,783
4.10%, 10/01/23 (a)	250,000	268,095
3.63%, 12/15/25 (a)	350,000	373,555
2.90%, 11/15/26 (a)	100,000	101,958
4.50%, 03/15/43 (a)	100,000	112,435
5.45%, 10/01/43 (a)	150,000	190,309
5.00%, 03/15/44 (a)	500,000	609,955
4.30%, 02/15/48 (a)	200,000	222,498
4.35%, 05/01/49 (a)	450,000	504,731
3.70%, 11/15/49 (a)	300,000	305,325
S&P Global, Inc.
4.00%, 06/15/25 (a)	250,000	272,130
2.95%, 01/22/27 (a)	500,000	517,740
2.50%, 12/01/29 (a)	200,000	201,351
4.50%, 05/15/48 (a)	200,000	242,732
3.25%, 12/01/49 (a)	200,000	203,722
TCI Communications, Inc.
7.88%, 02/15/26	100,000	130,136
7.13%, 02/15/28	800,000	1,052,124
Telefonica Emisiones S.A.
5.46%, 02/16/21	250,000	259,569
4.57%, 04/27/23	150,000	161,534
4.10%, 03/08/27	500,000	541,792
7.05%, 06/20/36	650,000	913,910
4.67%, 03/06/38	250,000	279,993
5.21%, 03/08/47	850,000	1,013,004
4.90%, 03/06/48	150,000	172,133
5.52%, 03/01/49 (a)	400,000	501,988
Telefonica Europe BV
8.25%, 09/15/30	750,000	1,079,737
TELUS Corp.
2.80%, 02/16/27 (a)	200,000	202,103
3.70%, 09/15/27 (a)	250,000	265,576
4.60%, 11/16/48 (a)	150,000	177,207
4.30%, 06/15/49 (a)	200,000	225,209
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	400,000	430,244
3.35%, 05/15/26 (a)	100,000	103,130
5.85%, 04/15/40	200,000	241,856
5.65%, 11/23/43 (a)	150,000	178,979
Time Warner Cable LLC
4.13%, 02/15/21 (a)	500,000	508,385
4.00%, 09/01/21 (a)	350,000	358,383
6.55%, 05/01/37	500,000	620,372
7.30%, 07/01/38	450,000	589,738
6.75%, 06/15/39	400,000	505,896
5.88%, 11/15/40 (a)	1,000,000	1,169,235
5.50%, 09/01/41 (a)	250,000	281,435
4.50%, 09/15/42 (a)	150,000	153,759
Time Warner Entertainment Co. LP
8.38%, 03/15/23	77,000	91,067
8.38%, 07/15/33	200,000	281,249
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	900,000	913,819
3.15%, 09/17/25	200,000	212,839
3.00%, 02/13/26	800,000	843,288
1.85%, 07/30/26	200,000	197,002
7.00%, 03/01/32	250,000	361,854
4.13%, 12/01/41	500,000	583,972
4.13%, 06/01/44	200,000	237,880
Verizon Communications, Inc.
4.60%, 04/01/21	250,000	258,448
3.13%, 03/16/22	350,000	359,471
2.45%, 11/01/22 (a)	300,000	304,265
5.15%, 09/15/23	1,250,000	1,388,944
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.15%, 03/15/24 (a)	250,000	269,386
3.50%, 11/01/24 (a)	750,000	795,742
3.38%, 02/15/25	900,000	953,410
2.63%, 08/15/26	600,000	610,437
4.13%, 03/16/27	1,500,000	1,666,410
4.33%, 09/21/28	1,100,000	1,250,007
3.88%, 02/08/29 (a)	400,000	442,138
4.02%, 12/03/29 (a)	1,457,000	1,630,128
4.50%, 08/10/33	1,200,000	1,405,914
4.40%, 11/01/34 (a)	1,000,000	1,165,400
4.27%, 01/15/36	750,000	850,807
5.25%, 03/16/37	938,000	1,179,193
4.81%, 03/15/39	500,000	606,392
4.75%, 11/01/41	250,000	304,383
3.85%, 11/01/42 (a)	250,000	271,035
4.13%, 08/15/46	500,000	565,270
4.86%, 08/21/46	1,150,000	1,432,681
4.52%, 09/15/48	1,250,000	1,500,544
5.01%, 04/15/49	1,000,000	1,282,465
5.01%, 08/21/54	600,000	779,421
4.67%, 03/15/55	950,000	1,175,758
ViacomCBS, Inc.
4.50%, 03/01/21	500,000	514,433
3.88%, 12/15/21	100,000	103,621
2.50%, 02/15/23 (a)	250,000	252,238
3.88%, 04/01/24 (a)	248,000	262,401
3.38%, 02/15/28 (a)	1,000,000	1,026,900
4.20%, 06/01/29 (a)	289,000	315,446
5.50%, 05/15/33	300,000	361,445
6.88%, 04/30/36	400,000	537,196
4.38%, 03/15/43	150,000	159,825
5.85%, 09/01/43 (a)	750,000	946,507
4.90%, 08/15/44 (a)	400,000	453,542
4.60%, 01/15/45 (a)	250,000	277,120
Vodafone Group PLC
2.95%, 02/19/23	350,000	358,349
3.75%, 01/16/24	750,000	792,592
4.13%, 05/30/25	600,000	651,951
4.38%, 05/30/28	1,000,000	1,109,330
7.88%, 02/15/30	250,000	348,704
6.15%, 02/27/37	500,000	649,670
5.00%, 05/30/38	350,000	406,490
4.38%, 02/19/43	500,000	539,692
5.25%, 05/30/48	1,050,000	1,267,660
4.88%, 06/19/49	500,000	578,390
4.25%, 09/17/50	600,000	631,797
Walt Disney Co.
4.50%, 02/15/21	250,000	257,593
1.65%, 09/01/22	250,000	249,555
3.00%, 09/15/22	100,000	103,159
1.75%, 08/30/24 (a)	250,000	247,913
3.70%, 09/15/24 (a)	250,000	267,710
3.70%, 10/15/25 (a)	600,000	649,794
2.00%, 09/01/29 (a)	375,000	364,628
6.20%, 12/15/34	1,000,000	1,409,650
6.40%, 12/15/35	250,000	358,859
6.15%, 03/01/37	200,000	280,505
6.65%, 11/15/37	500,000	744,717
4.75%, 09/15/44 (a)	140,000	178,254
4.95%, 10/15/45 (a)	385,000	509,351
2.75%, 09/01/49 (a)	300,000	284,199
Weibo Corp.
3.50%, 07/05/24 (a)	250,000	254,508

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
WPP Finance 2010
3.63%, 09/07/22	250,000	259,379
3.75%, 09/19/24	300,000	316,610
		164,556,940
Consumer Cyclical 1.8%
Advance Auto Parts, Inc.
4.50%, 12/01/23 (a)	250,000	268,455
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	250,000	254,733
3.60%, 11/28/24 (a)	1,100,000	1,157,365
3.40%, 12/06/27 (a)	750,000	782,741
4.50%, 11/28/34 (a)	500,000	568,922
4.00%, 12/06/37 (a)	550,000	590,744
4.40%, 12/06/57 (a)	500,000	576,195
Amazon.com, Inc.
3.30%, 12/05/21 (a)	800,000	822,640
2.50%, 11/29/22 (a)	500,000	509,702
2.40%, 02/22/23 (a)	1,450,000	1,472,127
2.80%, 08/22/24 (a)	500,000	517,920
5.20%, 12/03/25 (a)	100,000	116,802
3.15%, 08/22/27 (a)	250,000	265,036
4.80%, 12/05/34 (a)	550,000	693,459
3.88%, 08/22/37 (a)	250,000	284,371
4.95%, 12/05/44 (a)	500,000	656,702
4.05%, 08/22/47 (a)	1,200,000	1,421,094
4.25%, 08/22/57 (a)	1,000,000	1,218,950
American Honda Finance Corp.
3.15%, 01/08/21	100,000	101,369
1.70%, 09/09/21	250,000	249,504
2.60%, 11/16/22	1,000,000	1,022,430
2.05%, 01/10/23	250,000	251,398
3.55%, 01/12/24	400,000	421,798
2.90%, 02/16/24	500,000	515,272
2.40%, 06/27/24	500,000	506,465
2.15%, 09/10/24	100,000	100,219
2.30%, 09/09/26	300,000	300,212
3.50%, 02/15/28	100,000	108,040
Aptiv Corp.
4.15%, 03/15/24 (a)	540,000	574,428
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	163,096
4.40%, 10/01/46 (a)	150,000	146,305
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	266,845
AutoNation, Inc.
3.80%, 11/15/27 (a)	500,000	507,140
AutoZone, Inc.
3.70%, 04/15/22 (a)	250,000	259,223
3.25%, 04/15/25 (a)	750,000	782,524
3.75%, 04/18/29 (a)	200,000	214,928
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	219,638
Block Financial LLC
5.50%, 11/01/22 (a)	95,000	102,027
5.25%, 10/01/25 (a)	250,000	275,014
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	250,000	255,581
3.60%, 06/01/26 (a)	395,000	422,640
3.55%, 03/15/28 (a)	250,000	266,966
BorgWarner, Inc.
4.38%, 03/15/45 (a)	70,000	72,686
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	200,000	201,725
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	500,000	517,727
3.00%, 05/18/27 (a)	850,000	898,135
Cummins, Inc.
4.88%, 10/01/43 (a)	150,000	186,307
Daimler Finance North America LLC
8.50%, 01/18/31	500,000	744,940
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	345,000	362,488
4.55%, 02/15/48 (a)	100,000	101,993
Dollar General Corp.
3.25%, 04/15/23 (a)	250,000	258,578
4.15%, 11/01/25 (a)	89,000	97,062
3.88%, 04/15/27 (a)	200,000	214,941
4.13%, 05/01/28 (a)	250,000	275,479
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	500,000	521,280
4.00%, 05/15/25 (a)	150,000	160,613
4.20%, 05/15/28 (a)	500,000	537,735
DR Horton, Inc.
4.38%, 09/15/22 (a)	100,000	104,867
4.75%, 02/15/23 (a)	90,000	96,057
5.75%, 08/15/23 (a)	100,000	110,721
2.50%, 10/15/24 (a)	200,000	200,216
eBay, Inc.
2.88%, 08/01/21 (a)	46,000	46,581
3.80%, 03/09/22 (a)	500,000	517,210
2.60%, 07/15/22 (a)	150,000	151,508
3.60%, 06/05/27 (a)	1,000,000	1,048,280
4.00%, 07/15/42 (a)	200,000	198,310
Expedia Group, Inc.
4.50%, 08/15/24 (a)	200,000	214,312
5.00%, 02/15/26 (a)	100,000	109,830
3.80%, 02/15/28 (a)	200,000	204,356
3.25%, 02/15/30 (a)(e)	700,000	676,501
Ford Motor Co.
6.63%, 10/01/28	100,000	111,101
7.45%, 07/16/31	950,000	1,130,300
4.75%, 01/15/43	250,000	222,826
7.40%, 11/01/46	100,000	115,559
5.29%, 12/08/46 (a)	350,000	334,044
Ford Motor Credit Co. LLC
5.09%, 01/07/21	250,000	256,026
3.47%, 04/05/21	600,000	605,400
5.88%, 08/02/21	1,750,000	1,832,101
3.81%, 10/12/21	200,000	203,527
5.60%, 01/07/22	200,000	210,671
3.22%, 01/09/22	200,000	201,532
2.98%, 08/03/22 (a)	200,000	200,291
4.14%, 02/15/23 (a)	1,000,000	1,029,285
3.10%, 05/04/23	250,000	249,634
4.38%, 08/06/23	250,000	259,876
3.81%, 01/09/24 (a)	200,000	203,309
5.58%, 03/18/24 (a)	450,000	486,097
3.66%, 09/08/24	200,000	200,923
4.06%, 11/01/24 (a)	500,000	510,907
4.69%, 06/09/25 (a)	1,000,000	1,041,175
4.13%, 08/04/25	1,450,000	1,471,358
4.54%, 08/01/26 (a)	200,000	204,676
3.82%, 11/02/27 (a)	500,000	484,370
5.11%, 05/03/29 (a)	450,000	464,312
General Motors Co.
4.88%, 10/02/23	1,100,000	1,185,327
4.00%, 04/01/25	400,000	420,994
4.20%, 10/01/27 (a)	250,000	260,930

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.00%, 10/01/28 (a)	250,000	272,480
5.00%, 04/01/35	500,000	518,042
6.60%, 04/01/36 (a)	150,000	177,570
5.15%, 04/01/38 (a)	550,000	569,332
6.25%, 10/02/43	600,000	672,555
5.20%, 04/01/45	300,000	304,455
6.75%, 04/01/46 (a)	200,000	235,920
5.95%, 04/01/49 (a)	200,000	222,918
General Motors Financial Co., Inc.
4.20%, 03/01/21 (a)	200,000	204,275
3.20%, 07/06/21 (a)	1,250,000	1,266,787
4.38%, 09/25/21	900,000	932,346
3.45%, 01/14/22 (a)	750,000	767,021
3.45%, 04/10/22 (a)	200,000	204,687
3.15%, 06/30/22 (a)	500,000	509,710
3.25%, 01/05/23 (a)	500,000	511,427
3.70%, 05/09/23 (a)	100,000	103,252
5.10%, 01/17/24 (a)	150,000	162,889
3.50%, 11/07/24 (a)	250,000	257,628
4.35%, 04/09/25 (a)	61,000	65,208
5.25%, 03/01/26 (a)	375,000	416,284
4.35%, 01/17/27 (a)	1,250,000	1,310,925
3.85%, 01/05/28 (a)	1,000,000	1,019,435
5.65%, 01/17/29 (a)	150,000	170,608
GLP Capital LP/GLP Financing II, Inc.
4.38%, 04/15/21 (a)	60,000	61,147
5.38%, 11/01/23 (a)	300,000	328,005
3.35%, 09/01/24 (a)	100,000	102,338
5.25%, 06/01/25 (a)	500,000	550,542
5.75%, 06/01/28 (a)	350,000	398,200
5.30%, 01/15/29 (a)	200,000	222,704
4.00%, 01/15/30 (a)	250,000	256,591
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	250,000	263,433
Home Depot, Inc.
2.00%, 04/01/21 (a)	800,000	802,704
4.40%, 04/01/21 (a)	250,000	256,601
2.63%, 06/01/22 (a)	850,000	866,532
2.70%, 04/01/23 (a)	200,000	205,144
3.75%, 02/15/24 (a)	500,000	534,962
2.13%, 09/15/26 (a)	250,000	249,840
2.95%, 06/15/29 (a)	650,000	677,761
5.88%, 12/16/36	1,700,000	2,350,173
5.40%, 09/15/40 (a)	100,000	132,320
5.95%, 04/01/41 (a)	500,000	707,650
4.20%, 04/01/43 (a)	250,000	290,326
4.88%, 02/15/44 (a)	1,500,000	1,911,570
4.40%, 03/15/45 (a)	150,000	179,822
3.90%, 06/15/47 (a)	100,000	113,594
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	150,000	154,704
4.85%, 03/15/26 (a)	150,000	166,496
IHS Markit Ltd.
3.63%, 05/01/24 (a)	250,000	260,696
4.75%, 08/01/28 (a)	250,000	279,115
4.25%, 05/01/29 (a)	350,000	379,090
Kohl's Corp.
3.25%, 02/01/23 (a)	250,000	254,401
4.25%, 07/17/25 (a)	550,000	585,076
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	550,000	567,726
2.90%, 06/25/25 (a)	200,000	202,667
3.50%, 08/18/26 (a)	350,000	362,399
3.90%, 08/08/29 (a)	200,000	209,591
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lear Corp.
5.25%, 01/15/25 (a)	300,000	308,453
3.80%, 09/15/27 (a)	150,000	152,678
4.25%, 05/15/29 (a)	150,000	155,432
5.25%, 05/15/49 (a)	100,000	104,434
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	500,000	512,685
3.38%, 09/15/25 (a)	1,000,000	1,057,635
3.10%, 05/03/27 (a)	500,000	517,842
6.50%, 03/15/29	251,000	321,453
3.65%, 04/05/29 (a)	400,000	427,856
4.65%, 04/15/42 (a)	150,000	172,753
4.25%, 09/15/44 (a)	100,000	108,787
4.38%, 09/15/45 (a)	150,000	167,273
3.70%, 04/15/46 (a)	250,000	255,840
4.05%, 05/03/47 (a)	800,000	866,236
4.55%, 04/05/49 (a)	500,000	590,050
Macy's Retail Holdings, Inc.
3.45%, 01/15/21 (a)	150,000	151,382
3.88%, 01/15/22 (a)	250,000	255,464
2.88%, 02/15/23 (a)	200,000	199,178
3.63%, 06/01/24 (a)(i)	323,000	326,506
4.50%, 12/15/34 (a)	30,000	28,721
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	264,389
4.15%, 10/01/25 (a)	250,000	271,889
Marriott International, Inc.
2.88%, 03/01/21 (a)	45,000	45,429
3.13%, 10/15/21 (a)	200,000	203,367
3.60%, 04/15/24 (a)	200,000	210,349
3.75%, 03/15/25 (a)	1,250,000	1,324,850
4.65%, 12/01/28 (a)	150,000	169,833
Mastercard, Inc.
3.38%, 04/01/24	450,000	478,042
2.00%, 03/03/25 (a)	200,000	199,667
2.95%, 11/21/26 (a)	500,000	522,595
2.95%, 06/01/29 (a)	350,000	365,787
3.80%, 11/21/46 (a)	500,000	564,967
3.65%, 06/01/49 (a)	200,000	223,149
McDonald's Corp.
2.63%, 01/15/22	400,000	405,936
3.35%, 04/01/23 (a)	400,000	416,470
3.38%, 05/26/25 (a)	600,000	634,506
3.50%, 03/01/27 (a)	100,000	106,788
3.80%, 04/01/28 (a)	600,000	654,114
2.63%, 09/01/29 (a)	400,000	401,042
4.70%, 12/09/35 (a)	150,000	178,767
6.30%, 10/15/37	100,000	136,325
6.30%, 03/01/38	150,000	204,945
3.63%, 05/01/43	150,000	152,171
4.88%, 12/09/45 (a)	1,100,000	1,337,721
4.45%, 03/01/47 (a)	250,000	287,363
4.45%, 09/01/48 (a)	500,000	577,592
3.63%, 09/01/49 (a)	450,000	461,367
NIKE, Inc.
2.25%, 05/01/23 (a)	200,000	203,412
2.38%, 11/01/26 (a)	250,000	254,428
3.63%, 05/01/43 (a)	50,000	54,323
3.88%, 11/01/45 (a)	400,000	457,922
3.38%, 11/01/46 (a)	150,000	159,318
Nordstrom, Inc.
4.00%, 10/15/21 (a)	300,000	307,988
4.38%, 04/01/30 (a)	75,000	76,564
5.00%, 01/15/44 (a)	500,000	491,672
NVR, Inc.
3.95%, 09/15/22 (a)	171,000	178,611

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
O'Reilly Automotive, Inc.
4.88%, 01/14/21 (a)	150,000	153,308
4.63%, 09/15/21 (a)	150,000	155,690
3.55%, 03/15/26 (a)	500,000	529,677
4.35%, 06/01/28 (a)	59,000	65,835
3.90%, 06/01/29 (a)	150,000	164,161
PACCAR Financial Corp.
3.15%, 08/09/21	750,000	766,076
2.65%, 05/10/22	250,000	254,839
2.30%, 08/10/22	200,000	202,348
2.15%, 08/15/24	50,000	49,933
QVC, Inc.
5.13%, 07/02/22	200,000	210,917
4.38%, 03/15/23	300,000	309,897
4.85%, 04/01/24	22,000	23,129
4.45%, 02/15/25 (a)	63,000	65,220
5.45%, 08/15/34 (a)	200,000	192,766
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	200,000	215,939
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	250,000	270,704
3.70%, 03/15/28 (a)	250,000	258,875
Sands China Ltd.
4.60%, 08/08/23 (a)	750,000	792,825
5.13%, 08/08/25 (a)	250,000	275,521
5.40%, 08/08/28 (a)	500,000	565,177
Starbucks Corp.
2.10%, 02/04/21 (a)	350,000	350,865
2.70%, 06/15/22 (a)	500,000	510,087
3.10%, 03/01/23 (a)	250,000	258,228
3.85%, 10/01/23 (a)	300,000	318,591
3.50%, 03/01/28 (a)	350,000	375,851
4.00%, 11/15/28 (a)	250,000	277,659
3.55%, 08/15/29 (a)	500,000	542,972
3.75%, 12/01/47 (a)	500,000	516,387
4.45%, 08/15/49 (a)	350,000	406,738
Tapestry, Inc.
4.25%, 04/01/25 (a)	250,000	264,509
4.13%, 07/15/27 (a)	200,000	204,716
Target Corp.
2.90%, 01/15/22	250,000	256,015
3.50%, 07/01/24	600,000	643,629
2.50%, 04/15/26	100,000	102,477
3.38%, 04/15/29 (a)	525,000	571,554
6.35%, 11/01/32	60,000	83,705
4.00%, 07/01/42	500,000	576,255
3.63%, 04/15/46	400,000	438,684
3.90%, 11/15/47 (a)	500,000	576,880
TJX Cos., Inc.
2.50%, 05/15/23 (a)	350,000	356,533
2.25%, 09/15/26 (a)	300,000	301,710
Toyota Motor Corp.
3.18%, 07/20/21	250,000	255,394
2.16%, 07/02/22	100,000	100,784
3.42%, 07/20/23	250,000	262,220
2.36%, 07/02/24	150,000	152,198
2.76%, 07/02/29	150,000	154,394
Toyota Motor Credit Corp.
4.25%, 01/11/21	250,000	256,238
1.90%, 04/08/21	350,000	350,592
2.95%, 04/13/21	300,000	304,526
3.40%, 09/15/21	1,100,000	1,129,771
2.60%, 01/11/22	450,000	457,213
3.30%, 01/12/22	250,000	257,321
2.80%, 07/13/22	500,000	511,960
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.70%, 01/11/23	500,000	511,072
3.45%, 09/20/23	400,000	420,716
2.90%, 04/17/24	350,000	363,099
3.20%, 01/11/27	250,000	264,971
3.05%, 01/11/28	250,000	264,156
3.65%, 01/08/29	400,000	439,542
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	500,000	598,942
Visa, Inc.
2.15%, 09/15/22 (a)	500,000	505,972
2.80%, 12/14/22 (a)	500,000	514,772
3.15%, 12/14/25 (a)	900,000	953,014
2.75%, 09/15/27 (a)	100,000	104,426
4.15%, 12/14/35 (a)	1,500,000	1,772,220
4.30%, 12/14/45 (a)	750,000	925,740
Walgreen Co.
4.40%, 09/15/42	150,000	150,882
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	600,000	611,955
3.80%, 11/18/24 (a)	1,000,000	1,041,285
3.45%, 06/01/26 (a)	500,000	508,992
4.50%, 11/18/34 (a)	150,000	156,140
4.80%, 11/18/44 (a)	450,000	458,469
4.65%, 06/01/46 (a)	250,000	252,265
Walmart, Inc.
2.35%, 12/15/22 (a)	650,000	661,635
2.55%, 04/11/23 (a)	1,750,000	1,785,499
2.85%, 07/08/24 (a)	200,000	207,435
2.65%, 12/15/24 (a)	1,250,000	1,291,837
3.55%, 06/26/25 (a)	100,000	107,431
3.70%, 06/26/28 (a)	2,500,000	2,757,675
3.25%, 07/08/29 (a)	500,000	538,077
2.38%, 09/24/29 (a)	150,000	150,734
5.25%, 09/01/35	1,000,000	1,323,235
6.20%, 04/15/38	150,000	219,446
3.95%, 06/28/38 (a)	850,000	990,305
5.63%, 04/15/41	150,000	214,474
4.30%, 04/22/44 (a)	300,000	362,172
3.63%, 12/15/47 (a)	600,000	666,639
4.05%, 06/29/48 (a)	900,000	1,070,172
2.95%, 09/24/49 (a)	400,000	397,962
Western Union Co.
4.25%, 06/09/23 (a)	750,000	792,690
		130,367,540
Consumer Non-Cyclical 4.1%
Abbott Laboratories
2.55%, 03/15/22	300,000	304,985
3.40%, 11/30/23 (a)	850,000	895,262
3.75%, 11/30/26 (a)	708,000	774,729
4.75%, 11/30/36 (a)	750,000	936,840
5.30%, 05/27/40	150,000	198,968
4.75%, 04/15/43 (a)	150,000	188,894
4.90%, 11/30/46 (a)	1,250,000	1,643,337
AbbVie, Inc.
2.15%, 11/19/21 (e)	500,000	501,462
2.90%, 11/06/22	625,000	638,387
3.20%, 11/06/22 (a)	300,000	308,666
2.30%, 11/21/22 (e)	1,000,000	1,005,245
2.85%, 05/14/23 (a)	1,450,000	1,480,044
2.60%, 11/21/24 (a)(e)	1,200,000	1,211,220
3.60%, 05/14/25 (a)	600,000	634,119
3.20%, 05/14/26 (a)	200,000	207,330
2.95%, 11/21/26 (a)(e)	1,275,000	1,297,631
4.25%, 11/14/28 (a)	1,250,000	1,387,069
3.20%, 11/21/29 (a)(e)	1,800,000	1,837,809

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 05/14/35 (a)	1,500,000	1,691,865
4.30%, 05/14/36 (a)	1,500,000	1,652,190
4.05%, 11/21/39 (a)(e)	1,300,000	1,366,729
4.40%, 11/06/42	500,000	543,962
4.70%, 05/14/45 (a)	450,000	503,491
4.88%, 11/14/48 (a)	569,000	658,236
4.25%, 11/21/49 (a)(e)	1,900,000	2,018,170
Adventist Health System
2.95%, 03/01/29 (a)	200,000	198,266
3.63%, 03/01/49 (a)	100,000	98,134
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (a)	150,000	150,453
Agilent Technologies, Inc.
3.20%, 10/01/22 (a)	150,000	153,719
2.75%, 09/15/29 (a)	350,000	348,658
Ahold Finance USA LLC
6.88%, 05/01/29	250,000	330,203
Allergan Finance LLC
3.25%, 10/01/22 (a)	750,000	767,220
Allergan Funding SCS
3.45%, 03/15/22 (a)	1,000,000	1,023,605
3.85%, 06/15/24 (a)	500,000	526,025
4.55%, 03/15/35 (a)	690,000	748,001
4.85%, 06/15/44 (a)	500,000	555,890
4.75%, 03/15/45 (a)	168,000	183,993
Allergan, Inc.
2.80%, 03/15/23 (a)	800,000	805,076
Altria Group, Inc.
4.75%, 05/05/21	512,000	530,504
2.85%, 08/09/22	600,000	611,550
2.95%, 05/02/23	550,000	565,403
4.00%, 01/31/24	550,000	583,861
3.80%, 02/14/24 (a)	250,000	263,296
4.40%, 02/14/26 (a)	250,000	271,700
2.63%, 09/16/26 (a)	150,000	148,540
4.80%, 02/14/29 (a)	1,050,000	1,170,262
5.80%, 02/14/39 (a)	600,000	706,938
4.25%, 08/09/42	350,000	347,496
4.50%, 05/02/43	200,000	204,477
5.38%, 01/31/44	450,000	508,858
3.88%, 09/16/46 (a)	500,000	469,635
5.95%, 02/14/49 (a)	650,000	788,928
6.20%, 02/14/59 (a)	350,000	419,772
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	150,000	156,255
3.45%, 12/15/27 (a)	1,000,000	1,044,165
Amgen, Inc.
4.10%, 06/15/21 (a)	750,000	769,729
1.85%, 08/19/21 (a)	1,500,000	1,499,100
3.88%, 11/15/21 (a)	500,000	515,852
3.63%, 05/22/24 (a)	650,000	687,866
2.60%, 08/19/26 (a)	250,000	253,550
3.20%, 11/02/27 (a)	150,000	158,134
4.95%, 10/01/41	500,000	603,820
5.15%, 11/15/41 (a)	850,000	1,042,695
4.40%, 05/01/45 (a)	650,000	730,941
4.56%, 06/15/48 (a)	150,000	175,019
4.66%, 06/15/51 (a)	1,200,000	1,415,712
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,400,000	1,495,816
4.70%, 02/01/36 (a)	1,850,000	2,146,694
4.90%, 02/01/46 (a)	2,800,000	3,336,872
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/23 (a)	914,000	947,466
3.70%, 02/01/24	450,000	477,792
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.65%, 02/01/26 (a)	500,000	532,717
4.70%, 02/01/36 (a)	237,000	273,263
4.00%, 01/17/43	150,000	159,452
4.63%, 02/01/44	500,000	570,202
4.90%, 02/01/46 (a)	200,000	236,458
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	173,000	175,813
3.50%, 01/12/24 (a)	250,000	263,573
4.15%, 01/23/25 (a)	450,000	490,304
4.00%, 04/13/28 (a)	850,000	935,892
4.75%, 01/23/29 (a)	1,275,000	1,481,225
4.90%, 01/23/31 (a)	250,000	298,494
4.38%, 04/15/38 (a)	750,000	846,022
8.20%, 01/15/39	200,000	317,294
5.45%, 01/23/39 (a)	900,000	1,133,995
4.95%, 01/15/42	290,000	343,915
3.75%, 07/15/42	250,000	256,068
4.60%, 04/15/48 (a)	900,000	1,028,560
4.44%, 10/06/48 (a)	700,000	786,149
5.55%, 01/23/49 (a)	1,250,000	1,625,919
4.75%, 04/15/58 (a)	500,000	585,925
5.80%, 01/23/59 (a)	750,000	1,027,402
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (a)	250,000	257,786
2.50%, 08/11/26 (a)	900,000	916,474
4.54%, 03/26/42	200,000	237,750
4.02%, 04/16/43	200,000	223,536
3.75%, 09/15/47 (a)	150,000	163,712
4.50%, 03/15/49 (a)	150,000	184,521
Ascension Health
3.11%, 11/15/39 (a)	100,000	98,788
3.95%, 11/15/46	650,000	733,460
AstraZeneca PLC
2.38%, 06/12/22 (a)	1,000,000	1,011,495
3.38%, 11/16/25	200,000	212,958
6.45%, 09/15/37	1,650,000	2,339,749
4.00%, 09/18/42	150,000	166,522
4.38%, 08/17/48 (a)	250,000	297,758
BAT Capital Corp.
2.76%, 08/15/22 (a)	1,800,000	1,827,522
3.22%, 08/15/24 (a)	1,150,000	1,177,232
2.79%, 09/06/24 (a)	300,000	302,391
3.22%, 09/06/26 (a)	300,000	302,565
3.56%, 08/15/27 (a)	600,000	613,518
3.46%, 09/06/29 (a)	150,000	152,069
4.54%, 08/15/47 (a)	350,000	352,053
4.76%, 09/06/49 (a)	300,000	310,713
Baxalta, Inc.
4.00%, 06/23/25 (a)	300,000	323,829
5.25%, 06/23/45 (a)	298,000	380,932
Baxter International, Inc.
1.70%, 08/15/21 (a)	250,000	249,953
3.50%, 08/15/46 (a)	250,000	244,195
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	400,000	449,956
Becton Dickinson & Co.
3.13%, 11/08/21	250,000	255,018
2.89%, 06/06/22 (a)	950,000	966,221
3.73%, 12/15/24 (a)	1,000,000	1,063,105
3.70%, 06/06/27 (a)	131,000	139,626
4.69%, 12/15/44 (a)	400,000	468,956
4.67%, 06/06/47 (a)	500,000	596,617
Biogen, Inc.
4.05%, 09/15/25 (a)	1,000,000	1,088,910
5.20%, 09/15/45 (a)	500,000	605,335

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Boston Scientific Corp.
3.45%, 03/01/24 (a)	350,000	366,982
3.85%, 05/15/25	400,000	430,234
3.75%, 03/01/26 (a)	250,000	268,493
4.00%, 03/01/28 (a)	300,000	329,748
4.00%, 03/01/29 (a)	400,000	443,334
7.00%, 11/15/35 (f)(g)	150,000	211,189
4.55%, 03/01/39 (a)	250,000	294,540
4.70%, 03/01/49 (a)	250,000	304,594
Bristol-Myers Squibb Co.
2.88%, 02/19/21 (e)	150,000	151,787
2.55%, 05/14/21 (e)	400,000	404,050
2.60%, 05/16/22 (e)	750,000	762,840
3.55%, 08/15/22 (e)	1,000,000	1,040,800
3.63%, 05/15/24 (a)(e)	1,000,000	1,057,710
2.90%, 07/26/24 (a)(e)	700,000	722,774
3.88%, 08/15/25 (a)(e)	250,000	270,694
3.20%, 06/15/26 (a)(e)	1,000,000	1,051,355
3.25%, 02/27/27	250,000	267,741
3.45%, 11/15/27 (a)(e)	500,000	533,762
3.90%, 02/20/28 (a)(e)	250,000	274,301
3.40%, 07/26/29 (a)(e)	1,250,000	1,340,244
4.13%, 06/15/39 (a)(e)	250,000	288,748
3.25%, 08/01/42	350,000	354,760
5.25%, 08/15/43 (e)	250,000	322,003
4.50%, 03/01/44 (a)	600,000	722,121
5.00%, 08/15/45 (a)(e)	600,000	770,211
4.35%, 11/15/47 (a)(e)	750,000	893,287
4.55%, 02/20/48 (a)(e)	500,000	614,767
4.25%, 10/26/49 (a)(e)	1,000,000	1,190,340
Brown-Forman Corp.
4.00%, 04/15/38 (a)	500,000	562,077
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	250,000	253,818
3.75%, 09/25/27 (a)	600,000	614,226
Campbell Soup Co.
3.30%, 03/15/21	100,000	101,515
2.50%, 08/02/22	350,000	353,059
4.15%, 03/15/28 (a)	1,000,000	1,086,285
3.80%, 08/02/42	100,000	98,360
4.80%, 03/15/48 (a)	150,000	174,399
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	822,000	847,059
3.75%, 09/15/25 (a)	250,000	266,304
3.41%, 06/15/27 (a)	600,000	614,727
4.90%, 09/15/45 (a)	500,000	525,862
Children's Hospital Medical Center
4.27%, 05/15/44	150,000	170,945
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	750,000	778,567
Cigna Corp.
3.40%, 09/17/21	500,000	511,917
4.75%, 11/15/21 (e)	242,000	253,742
3.90%, 02/15/22 (e)	194,000	201,002
4.00%, 02/15/22 (a)(e)	388,000	400,977
3.05%, 11/30/22 (a)(e)	339,000	347,260
3.00%, 07/15/23 (a)(e)	485,000	496,371
3.75%, 07/15/23 (a)	1,000,000	1,050,210
4.13%, 11/15/25 (a)	750,000	814,777
4.50%, 02/25/26 (a)(e)	485,000	533,859
3.40%, 03/01/27 (a)(e)	485,000	504,298
3.05%, 10/15/27 (a)(e)	291,000	295,094
4.38%, 10/15/28 (a)	1,000,000	1,111,105
4.80%, 08/15/38 (a)	500,000	583,715
6.13%, 11/15/41 (e)	145,000	185,288
4.80%, 07/15/46 (a)(e)	630,000	731,965
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 10/15/47 (a)(e)	339,000	347,641
4.90%, 12/15/48 (a)	1,000,000	1,197,890
City of Hope
Series 2013
5.62%, 11/15/43	150,000	201,995
Cleveland Clinic Foundation
4.86%, 01/01/14	450,000	561,015
Clorox Co.
3.90%, 05/15/28 (a)	550,000	608,451
Coca-Cola Co.
3.30%, 09/01/21	550,000	563,937
2.20%, 05/25/22	250,000	252,516
2.50%, 04/01/23	250,000	255,470
3.20%, 11/01/23	1,250,000	1,314,044
1.75%, 09/06/24	300,000	298,922
2.88%, 10/27/25	250,000	261,816
2.90%, 05/25/27	150,000	157,298
2.13%, 09/06/29	400,000	390,886
Coca-Cola Femsa S.A.B. de C.V.
5.25%, 11/26/43	600,000	738,105
Colgate-Palmolive Co.
2.10%, 05/01/23	500,000	504,035
3.25%, 03/15/24	500,000	529,300
3.70%, 08/01/47 (a)	200,000	231,788
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	101,095
3.35%, 10/01/29 (a)	300,000	303,287
3.82%, 10/01/49 (a)	250,000	246,374
4.19%, 10/01/49 (a)	300,000	303,783
Conagra Brands, Inc.
3.80%, 10/22/21	250,000	257,950
3.20%, 01/25/23 (a)	533,000	549,030
4.30%, 05/01/24 (a)	450,000	484,641
4.60%, 11/01/25 (a)	250,000	276,413
4.85%, 11/01/28 (a)	500,000	573,680
5.30%, 11/01/38 (a)	250,000	297,265
5.40%, 11/01/48 (a)	350,000	429,644
Constellation Brands, Inc.
2.65%, 11/07/22 (a)	250,000	253,789
3.20%, 02/15/23 (a)	350,000	359,546
4.25%, 05/01/23	500,000	531,610
4.75%, 11/15/24	250,000	276,563
4.40%, 11/15/25 (a)	350,000	383,066
4.75%, 12/01/25	200,000	223,335
3.70%, 12/06/26 (a)	200,000	212,636
4.65%, 11/15/28 (a)	250,000	281,569
3.15%, 08/01/29 (a)	250,000	253,323
4.10%, 02/15/48 (a)	150,000	157,184
5.25%, 11/15/48 (a)	200,000	244,731
CVS Health Corp.
3.35%, 03/09/21	532,000	540,573
2.13%, 06/01/21 (a)	750,000	751,474
3.50%, 07/20/22 (a)	250,000	258,250
2.75%, 12/01/22 (a)	250,000	254,180
3.70%, 03/09/23 (a)	2,250,000	2,343,476
4.00%, 12/05/23 (a)	500,000	530,052
3.38%, 08/12/24 (a)	1,000,000	1,042,450
2.63%, 08/15/24 (a)	300,000	303,459
4.10%, 03/25/25 (a)	500,000	538,045
3.88%, 07/20/25 (a)	950,000	1,014,025
2.88%, 06/01/26 (a)	1,250,000	1,269,394
3.00%, 08/15/26 (a)	250,000	255,483
4.30%, 03/25/28 (a)	2,570,000	2,813,135
3.25%, 08/15/29 (a)	500,000	510,760
4.88%, 07/20/35 (a)	250,000	287,528
4.78%, 03/25/38 (a)	1,450,000	1,651,883

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.30%, 12/05/43 (a)	700,000	843,055
5.13%, 07/20/45 (a)	1,200,000	1,424,514
5.05%, 03/25/48 (a)	2,400,000	2,850,252
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	159,700
Dartmouth-Hitchcock Health
Series B
4.18%, 08/01/48 (a)	750,000	830,164
DH Europe Finance II Sarl
2.05%, 11/15/22	250,000	250,636
2.20%, 11/15/24 (a)	250,000	250,658
2.60%, 11/15/29 (a)	250,000	249,955
3.25%, 11/15/39 (a)	250,000	253,463
3.40%, 11/15/49 (a)	600,000	616,872
Diageo Capital PLC
2.13%, 10/24/24 (a)	450,000	449,854
3.88%, 05/18/28 (a)	450,000	495,706
2.38%, 10/24/29 (a)	200,000	197,593
5.88%, 09/30/36	1,000,000	1,363,420
Dignity Health
3.13%, 11/01/22	250,000	255,861
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/27 (a)	150,000	156,734
Duke University Health System, Inc.
Series 2017
3.92%, 06/01/47 (a)	200,000	226,986
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	278,411
Eli Lilly & Co.
2.35%, 05/15/22	350,000	354,638
2.75%, 06/01/25 (a)	250,000	257,968
3.10%, 05/15/27 (a)	250,000	262,741
3.38%, 03/15/29 (a)	350,000	378,186
3.88%, 03/15/39 (a)	250,000	285,676
3.95%, 03/15/49 (a)	500,000	579,085
4.15%, 03/15/59 (a)	500,000	590,685
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	200,000	200,168
4.15%, 03/15/47 (a)	600,000	701,973
3.13%, 12/01/49 (a)	100,000	100,529
Flowers Foods, Inc.
4.38%, 04/01/22 (a)	250,000	260,283
General Mills, Inc.
3.20%, 04/16/21	880,000	894,753
4.00%, 04/17/25 (a)	1,000,000	1,082,350
4.55%, 04/17/38 (a)	500,000	581,827
4.70%, 04/17/48 (a)	250,000	300,334
Gilead Sciences, Inc.
4.50%, 04/01/21 (a)	200,000	205,250
4.40%, 12/01/21 (a)	350,000	365,241
1.95%, 03/01/22 (a)	200,000	200,517
2.50%, 09/01/23 (a)	750,000	762,982
3.70%, 04/01/24 (a)	600,000	637,290
3.50%, 02/01/25 (a)	1,000,000	1,062,135
3.65%, 03/01/26 (a)	400,000	430,924
4.60%, 09/01/35 (a)	500,000	597,857
4.00%, 09/01/36 (a)	200,000	224,710
5.65%, 12/01/41 (a)	200,000	264,556
4.80%, 04/01/44 (a)	600,000	725,388
4.50%, 02/01/45 (a)	350,000	407,174
4.75%, 03/01/46 (a)	750,000	904,522
4.15%, 03/01/47 (a)	900,000	1,003,158
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	600,000	610,494
2.85%, 05/08/22	600,000	613,365
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 06/01/22 (a)	250,000	255,571
3.00%, 06/01/24 (a)	250,000	259,613
3.38%, 06/01/29 (a)	750,000	805,665
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/23	250,000	261,071
3.63%, 05/15/25	1,000,000	1,072,775
3.88%, 05/15/28	500,000	553,185
6.38%, 05/15/38	900,000	1,302,475
Hasbro, Inc.
3.00%, 11/19/24 (a)	200,000	201,202
3.55%, 11/19/26 (a)	250,000	252,083
3.50%, 09/15/27 (a)	100,000	101,193
3.90%, 11/19/29 (a)	300,000	302,723
6.35%, 03/15/40	200,000	233,386
5.10%, 05/15/44 (a)	100,000	100,417
HCA, Inc.
4.75%, 05/01/23	300,000	321,525
5.00%, 03/15/24	1,000,000	1,094,635
5.25%, 04/15/25	250,000	280,360
5.25%, 06/15/26 (a)	250,000	280,480
4.50%, 02/15/27 (a)	500,000	540,752
4.13%, 06/15/29 (a)	600,000	637,749
5.13%, 06/15/39 (a)	400,000	443,330
5.50%, 06/15/47 (a)	500,000	577,465
5.25%, 06/15/49 (a)	650,000	729,050
Hershey Co.
2.30%, 08/15/26 (a)	750,000	759,517
2.45%, 11/15/29 (a)	100,000	100,751
3.13%, 11/15/49 (a)	150,000	149,438
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	90,000	101,810
Ingredion, Inc.
3.20%, 10/01/26 (a)	250,000	254,721
JM Smucker Co.
3.50%, 10/15/21	250,000	256,598
3.50%, 03/15/25	500,000	527,152
4.38%, 03/15/45	500,000	548,090
Johnson & Johnson
1.65%, 03/01/21 (a)	250,000	250,185
2.45%, 12/05/21	100,000	101,618
2.05%, 03/01/23 (a)	100,000	100,698
3.38%, 12/05/23	500,000	531,400
2.63%, 01/15/25 (a)	340,000	350,520
2.45%, 03/01/26 (a)	450,000	458,266
2.95%, 03/03/27 (a)	2,000,000	2,099,060
2.90%, 01/15/28 (a)	100,000	104,531
3.55%, 03/01/36 (a)	117,000	128,409
3.63%, 03/03/37 (a)	400,000	442,632
3.40%, 01/15/38 (a)	1,500,000	1,613,347
5.85%, 07/15/38	150,000	212,458
3.70%, 03/01/46 (a)	1,200,000	1,356,408
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	750,000	784,147
4.15%, 05/01/47 (a)	350,000	401,371
3.27%, 11/01/49 (a)	350,000	352,564
Kellogg Co.
2.65%, 12/01/23	500,000	510,152
4.30%, 05/15/28 (a)	750,000	834,409
4.50%, 04/01/46	231,000	258,076
Keurig Dr Pepper, Inc.
3.55%, 05/25/21	500,000	510,952
4.06%, 05/25/23 (a)	250,000	264,154
3.13%, 12/15/23 (a)	250,000	257,828
4.42%, 05/25/25 (a)	1,000,000	1,093,790
2.55%, 09/15/26 (a)	150,000	149,309

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.60%, 05/25/28 (a)	500,000	563,700
4.99%, 05/25/38 (a)	200,000	235,866
4.42%, 12/15/46 (a)	250,000	271,330
5.09%, 05/25/48 (a)	250,000	302,684
Kimberly-Clark Corp.
2.40%, 06/01/23	250,000	253,834
3.95%, 11/01/28 (a)	150,000	167,752
6.63%, 08/01/37	100,000	147,537
5.30%, 03/01/41	750,000	986,160
3.20%, 07/30/46 (a)	100,000	100,391
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	73,000	90,345
Koninklijke Philips N.V.
6.88%, 03/11/38	150,000	215,909
5.00%, 03/15/42	200,000	244,161
Kraft Heinz Foods Co.
3.50%, 06/06/22	350,000	361,867
3.50%, 07/15/22 (a)	500,000	515,187
4.00%, 06/15/23 (a)	560,000	589,859
3.95%, 07/15/25 (a)	500,000	528,102
3.00%, 06/01/26 (a)	550,000	549,942
4.63%, 01/30/29 (a)	250,000	275,153
3.75%, 04/01/30 (a)(e)	300,000	309,639
6.88%, 01/26/39	250,000	312,531
4.63%, 10/01/39 (a)(e)	150,000	156,461
5.00%, 06/04/42	1,500,000	1,610,385
5.20%, 07/15/45 (a)	650,000	710,248
4.38%, 06/01/46 (a)	750,000	741,150
4.88%, 10/01/49 (a)(e)	450,000	474,698
Kroger Co.
2.80%, 08/01/22 (a)	750,000	763,665
4.00%, 02/01/24 (a)	900,000	959,652
2.65%, 10/15/26 (a)	100,000	100,584
4.50%, 01/15/29 (a)	150,000	168,986
7.50%, 04/01/31 (c)	100,000	138,592
6.90%, 04/15/38	90,000	120,046
5.40%, 07/15/40 (a)	500,000	582,627
4.45%, 02/01/47 (a)	250,000	266,275
4.65%, 01/15/48 (a)	100,000	109,739
5.40%, 01/15/49 (a)	300,000	366,402
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	1,250,000	1,298,137
2.30%, 12/01/24 (a)	200,000	199,694
3.60%, 02/01/25 (a)	150,000	158,273
4.70%, 02/01/45 (a)	300,000	337,658
Mayo Clinic
Series 2016
4.13%, 11/15/52	250,000	285,196
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	150,000	152,435
3.15%, 08/15/24 (a)	200,000	207,792
3.40%, 08/15/27 (a)	350,000	365,894
McKesson Corp.
2.70%, 12/15/22 (a)	250,000	252,708
3.80%, 03/15/24 (a)	500,000	526,482
3.95%, 02/16/28 (a)	600,000	640,644
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	300,000	329,964
4.60%, 06/01/44 (a)	350,000	418,906
Medtronic, Inc.
3.15%, 03/15/22	450,000	463,178
3.63%, 03/15/24 (a)	350,000	371,065
3.50%, 03/15/25	825,000	884,256
4.38%, 03/15/35	1,000,000	1,185,075
4.63%, 03/15/45	750,000	944,962
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Memorial Sloan-Kettering Cancer Center
Series 2015
4.20%, 07/01/55	400,000	467,906
Merck & Co., Inc.
3.88%, 01/15/21 (a)	650,000	662,022
2.80%, 05/18/23	1,000,000	1,029,445
2.75%, 02/10/25 (a)	1,650,000	1,711,990
3.40%, 03/07/29 (a)	500,000	542,477
3.90%, 03/07/39 (a)	350,000	401,194
3.60%, 09/15/42 (a)	200,000	217,513
4.15%, 05/18/43	250,000	296,830
3.70%, 02/10/45 (a)	650,000	720,785
4.00%, 03/07/49 (a)	650,000	763,613
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	500,000	500,527
3.50%, 05/01/22	200,000	205,475
3.00%, 07/15/26 (a)	600,000	607,374
5.00%, 05/01/42	350,000	384,268
4.20%, 07/15/46 (a)	500,000	499,925
Mondelez International, Inc.
3.63%, 05/07/23 (a)	750,000	786,356
4.13%, 05/07/28 (a)	300,000	332,946
Mount Sinai Hospitals Group, Inc.
Series 2019
3.74%, 07/01/49 (a)	200,000	200,353
Mylan N.V.
3.15%, 06/15/21 (a)	400,000	405,252
3.95%, 06/15/26 (a)	1,000,000	1,040,925
Mylan, Inc.
4.55%, 04/15/28 (a)	500,000	538,555
5.40%, 11/29/43 (a)	250,000	275,971
5.20%, 04/15/48 (a)	400,000	446,766
New York and Presbyterian Hospital
Series 2019
3.95%, 08/01/19 (a)	450,000	452,765
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	200,000	207,230
4.26%, 11/01/47 (a)	250,000	269,819
3.81%, 11/01/49 (a)	150,000	151,611
Novartis Capital Corp.
2.40%, 09/21/22	100,000	101,635
3.40%, 05/06/24	350,000	370,911
3.00%, 11/20/25 (a)	750,000	790,140
3.10%, 05/17/27 (a)	1,000,000	1,059,640
4.40%, 05/06/44	750,000	914,276
4.00%, 11/20/45 (a)	500,000	581,507
NYU Langone Hospitals
4.78%, 07/01/44	450,000	536,186
4.37%, 07/01/47 (a)	130,000	148,369
Partners Healthcare System, Inc.
Series 2017
3.77%, 07/01/48 (a)	250,000	262,366
PepsiCo, Inc.
2.00%, 04/15/21 (a)	300,000	301,049
1.70%, 10/06/21 (a)	850,000	849,622
2.75%, 03/05/22	1,000,000	1,020,970
2.25%, 05/02/22 (a)	200,000	202,121
2.75%, 03/01/23	250,000	256,971
3.60%, 03/01/24 (a)	500,000	532,805
2.75%, 04/30/25 (a)	250,000	259,268
3.50%, 07/17/25 (a)	100,000	107,466
2.38%, 10/06/26 (a)	250,000	254,143
3.00%, 10/15/27 (a)	500,000	530,565
2.63%, 07/29/29 (a)	300,000	306,989
3.60%, 08/13/42	145,000	156,782

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.60%, 07/17/45 (a)	1,300,000	1,616,992
3.45%, 10/06/46 (a)	1,000,000	1,062,405
3.38%, 07/29/49 (a)	350,000	368,543
2.88%, 10/15/49 (a)	250,000	242,124
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	250,000	256,970
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	500,000	515,397
4.38%, 03/15/26 (a)	200,000	206,548
Pfizer, Inc.
1.95%, 06/03/21	500,000	502,395
3.00%, 09/15/21	250,000	255,560
2.20%, 12/15/21	350,000	353,259
3.00%, 06/15/23	500,000	520,107
5.80%, 08/12/23	100,000	112,835
3.20%, 09/15/23 (a)	500,000	522,015
2.95%, 03/15/24 (a)	118,000	122,611
3.40%, 05/15/24	250,000	264,691
2.75%, 06/03/26	1,000,000	1,036,590
3.00%, 12/15/26	350,000	367,948
3.60%, 09/15/28 (a)	250,000	274,060
3.45%, 03/15/29 (a)	500,000	538,730
4.10%, 09/15/38 (a)	200,000	229,433
7.20%, 03/15/39	650,000	1,022,317
4.40%, 05/15/44	850,000	1,018,857
4.13%, 12/15/46	1,250,000	1,457,975
4.20%, 09/15/48 (a)	300,000	354,522
Pharmacia LLC
6.60%, 12/01/28	500,000	656,202
Philip Morris International, Inc.
4.13%, 05/17/21	300,000	309,093
2.90%, 11/15/21	500,000	509,470
2.38%, 08/17/22 (a)	500,000	505,007
2.50%, 08/22/22	250,000	253,299
2.50%, 11/02/22 (a)	250,000	253,834
2.63%, 03/06/23	150,000	152,654
2.75%, 02/25/26 (a)	250,000	254,256
3.13%, 03/02/28 (a)	1,000,000	1,030,790
3.38%, 08/15/29 (a)	250,000	262,621
6.38%, 05/16/38	650,000	905,742
4.38%, 11/15/41	250,000	278,210
4.50%, 03/20/42	200,000	227,051
4.13%, 03/04/43	250,000	271,071
4.88%, 11/15/43	500,000	598,695
4.25%, 11/10/44	200,000	222,513
Procter & Gamble Co.
1.85%, 02/02/21	1,500,000	1,501,920
2.30%, 02/06/22	581,000	588,992
2.45%, 11/03/26	350,000	361,382
3.50%, 10/25/47	650,000	733,463
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	350,000	344,437
3.93%, 10/01/48 (a)	200,000	216,832
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	500,000	527,692
2.95%, 06/30/30 (a)	100,000	100,109
4.70%, 03/30/45 (a)	500,000	559,642
Reynolds American, Inc.
4.45%, 06/12/25 (a)	750,000	808,117
5.70%, 08/15/35 (a)	200,000	232,503
6.15%, 09/15/43	500,000	582,027
5.85%, 08/15/45 (a)	1,500,000	1,718,745
Sanofi
4.00%, 03/29/21	650,000	667,651
3.38%, 06/19/23 (a)	250,000	262,043
3.63%, 06/19/28 (a)	250,000	277,125
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	500,000	503,065
2.88%, 09/23/23 (a)	1,400,000	1,428,231
3.20%, 09/23/26 (a)	1,000,000	1,031,235
Stryker Corp.
2.63%, 03/15/21 (a)	250,000	252,239
3.50%, 03/15/26 (a)	1,000,000	1,066,565
3.65%, 03/07/28 (a)	150,000	161,658
4.63%, 03/15/46 (a)	500,000	603,457
Sysco Corp.
3.55%, 03/15/25 (a)	500,000	533,470
3.75%, 10/01/25 (a)	750,000	806,869
3.30%, 07/15/26 (a)	250,000	263,656
3.25%, 07/15/27 (a)	200,000	209,616
4.85%, 10/01/45 (a)	175,000	210,802
4.50%, 04/01/46 (a)	150,000	173,399
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)	650,000	673,042
4.40%, 11/26/23 (a)	250,000	268,884
5.00%, 11/26/28 (a)	200,000	233,367
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	250,000	256,869
4.15%, 02/01/24 (a)	800,000	859,368
3.20%, 08/15/27 (a)	132,000	138,293
2.60%, 10/01/29 (a)	250,000	248,144
5.30%, 02/01/44 (a)	200,000	256,384
4.10%, 08/15/47 (a)	250,000	284,530
Toledo Hospital
5.33%, 11/15/28	75,000	81,289
5.75%, 11/15/38 (a)	275,000	317,287
Tyson Foods, Inc.
2.25%, 08/23/21 (a)	150,000	150,683
4.50%, 06/15/22 (a)	250,000	263,388
3.90%, 09/28/23 (a)	150,000	158,969
3.95%, 08/15/24 (a)	150,000	160,531
4.00%, 03/01/26 (a)	250,000	271,095
3.55%, 06/02/27 (a)	150,000	159,491
4.35%, 03/01/29 (a)	250,000	283,450
4.88%, 08/15/34 (a)	750,000	900,697
5.15%, 08/15/44 (a)	50,000	61,127
4.55%, 06/02/47 (a)	500,000	574,862
5.10%, 09/28/48 (a)	150,000	189,223
Unilever Capital Corp.
4.25%, 02/10/21	600,000	616,170
2.75%, 03/22/21	350,000	353,983
1.38%, 07/28/21	500,000	496,755
2.20%, 05/05/22 (a)	250,000	251,865
2.60%, 05/05/24 (a)	300,000	307,247
2.00%, 07/28/26	500,000	497,665
3.50%, 03/22/28 (a)	550,000	597,440
2.13%, 09/06/29 (a)	250,000	243,451
5.90%, 11/15/32	350,000	479,741
Whirlpool Corp.
4.85%, 06/15/21	250,000	259,539
4.00%, 03/01/24	350,000	371,359
4.75%, 02/26/29 (a)	250,000	279,449
Willis-Knighton Medical Center
Series 2018
4.81%, 09/01/48 (a)	150,000	180,513
Wyeth LLC
6.50%, 02/01/34	200,000	281,498
6.00%, 02/15/36	150,000	205,408
5.95%, 04/01/37	500,000	684,405

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23 (a)	250,000	260,543
3.55%, 04/01/25 (a)	400,000	422,302
4.45%, 08/15/45 (a)	649,000	688,157
Zoetis, Inc.
3.25%, 02/01/23 (a)	250,000	258,345
3.00%, 09/12/27 (a)	500,000	514,020
3.90%, 08/20/28 (a)	600,000	651,525
4.70%, 02/01/43 (a)	300,000	358,715
4.45%, 08/20/48 (a)	250,000	292,761
		300,273,704
Energy 2.2%
Apache Corp.
3.25%, 04/15/22 (a)	505,000	512,618
4.38%, 10/15/28 (a)	250,000	261,853
5.10%, 09/01/40 (a)	500,000	511,720
4.75%, 04/15/43 (a)	450,000	436,169
4.25%, 01/15/44 (a)	400,000	369,310
5.35%, 07/01/49 (a)	250,000	262,736
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	350,000	357,318
3.34%, 12/15/27 (a)	650,000	678,918
3.14%, 11/07/29 (a)	100,000	102,917
5.13%, 09/15/40	150,000	177,455
4.08%, 12/15/47 (a)	600,000	619,170
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	500,000	542,887
4.45%, 07/15/27 (a)	450,000	465,892
BP Capital Markets America, Inc.
4.74%, 03/11/21	1,000,000	1,034,815
3.25%, 05/06/22	250,000	258,284
2.75%, 05/10/23	250,000	255,941
3.22%, 11/28/23 (a)	200,000	208,223
3.79%, 02/06/24 (a)	250,000	266,155
3.22%, 04/14/24 (a)	250,000	260,891
3.80%, 09/21/25 (a)	500,000	541,707
3.12%, 05/04/26 (a)	250,000	261,098
3.02%, 01/16/27 (a)	200,000	207,327
3.59%, 04/14/27 (a)	300,000	321,486
3.94%, 09/21/28 (a)	350,000	387,226
4.23%, 11/06/28 (a)	600,000	680,556
BP Capital Markets PLC
3.56%, 11/01/21	500,000	515,662
3.06%, 03/17/22	500,000	513,285
2.50%, 11/06/22	300,000	305,816
3.99%, 09/26/23	250,000	267,285
3.54%, 11/04/24	400,000	425,898
3.51%, 03/17/25	500,000	532,742
3.28%, 09/19/27 (a)	750,000	789,919
3.72%, 11/28/28 (a)	250,000	273,638
Burlington Resources LLC
5.95%, 10/15/36	250,000	338,249
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (a)	200,000	204,761
2.95%, 01/15/23 (a)	750,000	765,191
3.80%, 04/15/24 (a)	150,000	158,653
3.90%, 02/01/25 (a)	100,000	106,891
3.85%, 06/01/27 (a)	200,000	213,450
7.20%, 01/15/32	225,000	304,894
6.25%, 03/15/38	500,000	650,552
6.75%, 02/01/39	100,000	137,020
4.95%, 06/01/47 (a)	250,000	306,474
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cenovus Energy, Inc.
3.80%, 09/15/23 (a)	250,000	259,085
4.25%, 04/15/27 (a)	550,000	582,868
5.25%, 06/15/37 (a)	250,000	277,236
6.75%, 11/15/39	450,000	573,842
5.40%, 06/15/47 (a)	75,000	87,480
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	625,000	722,291
5.88%, 03/31/25 (a)	250,000	281,748
5.13%, 06/30/27 (a)	250,000	277,203
3.70%, 11/15/29 (a)(e)	700,000	716,555
Chevron Corp.
2.50%, 03/03/22 (a)	300,000	305,051
2.36%, 12/05/22 (a)	499,000	506,295
3.19%, 06/24/23 (a)	1,150,000	1,198,955
2.90%, 03/03/24 (a)	1,500,000	1,555,732
2.95%, 05/16/26 (a)	250,000	261,555
Cimarex Energy Co.
4.38%, 06/01/24 (a)	250,000	264,183
3.90%, 05/15/27 (a)	200,000	207,698
4.38%, 03/15/29 (a)	200,000	211,825
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	583,000	640,437
Concho Resources, Inc.
4.38%, 01/15/25 (a)	100,000	103,378
4.30%, 08/15/28 (a)	1,000,000	1,091,105
4.88%, 10/01/47 (a)	150,000	174,204
4.85%, 08/15/48 (a)	125,000	145,293
ConocoPhillips Co.
4.95%, 03/15/26 (a)	700,000	805,805
5.90%, 05/15/38	350,000	477,020
6.50%, 02/01/39	1,100,000	1,604,471
4.30%, 11/15/44 (a)	500,000	590,630
5.95%, 03/15/46 (a)	125,000	179,341
ConocoPhillips Holding Co.
6.95%, 04/15/29	450,000	613,339
Continental Resources, Inc.
5.00%, 09/15/22 (a)	275,000	277,255
4.50%, 04/15/23 (a)	250,000	262,358
3.80%, 06/01/24 (a)	300,000	310,990
4.38%, 01/15/28 (a)	250,000	266,264
4.90%, 06/01/44 (a)	400,000	426,628
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	178,079
7.95%, 04/15/32	100,000	142,241
5.60%, 07/15/41 (a)	400,000	488,954
5.00%, 06/15/45 (a)	650,000	759,944
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	400,000	405,964
5.38%, 05/31/25 (a)	300,000	315,391
3.25%, 12/01/26 (a)	300,000	303,630
3.50%, 12/01/29 (a)	400,000	407,798
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	150,000	150,930
3.60%, 12/15/24 (a)	300,000	315,522
3.00%, 11/15/29 (a)	200,000	199,700
4.80%, 11/01/43 (a)	400,000	459,662
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	102,587
4.40%, 03/15/27 (a)	250,000	249,765
4.95%, 05/15/28 (a)	250,000	253,876
4.15%, 09/15/29 (a)	250,000	239,918
5.00%, 05/15/44 (a)	150,000	139,028

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Enbridge Energy Partners LP
4.20%, 09/15/21 (a)	250,000	257,559
5.88%, 10/15/25 (a)	150,000	175,349
7.50%, 04/15/38	100,000	143,569
5.50%, 09/15/40 (a)	200,000	239,004
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	264,401
2.50%, 01/15/25 (a)	150,000	151,249
4.25%, 12/01/26 (a)	1,000,000	1,105,080
3.70%, 07/15/27 (a)	500,000	530,422
3.13%, 11/15/29 (a)	350,000	355,133
4.50%, 06/10/44 (a)	150,000	165,936
5.50%, 12/01/46 (a)	250,000	321,835
4.00%, 11/15/49 (a)	150,000	157,504
Encana Corp.
3.90%, 11/15/21 (a)	250,000	256,139
7.38%, 11/01/31	250,000	306,916
6.50%, 08/15/34	150,000	177,441
6.63%, 08/15/37	200,000	239,215
6.50%, 02/01/38	300,000	354,129
Energy Transfer Operating LP
5.20%, 02/01/22 (a)	1,750,000	1,836,266
4.25%, 03/15/23 (a)	250,000	260,964
5.88%, 01/15/24 (a)	900,000	996,471
4.90%, 02/01/24 (a)	250,000	268,075
4.05%, 03/15/25 (a)	200,000	210,647
4.75%, 01/15/26 (a)	350,000	378,714
4.20%, 04/15/27 (a)	250,000	262,108
5.50%, 06/01/27 (a)	350,000	394,299
5.25%, 04/15/29 (a)	300,000	337,908
4.90%, 03/15/35 (a)	750,000	789,506
6.63%, 10/15/36	500,000	600,062
7.50%, 07/01/38	500,000	645,700
6.05%, 06/01/41 (a)	200,000	226,049
6.50%, 02/01/42 (a)	800,000	954,888
5.15%, 03/15/45 (a)	250,000	263,516
6.13%, 12/15/45 (a)	500,000	582,032
5.30%, 04/15/47 (a)	250,000	268,065
6.00%, 06/15/48 (a)	350,000	409,195
6.25%, 04/15/49 (a)	500,000	607,025
Eni USA, Inc.
7.30%, 11/15/27	150,000	192,820
Enterprise Products Operating LLC
2.85%, 04/15/21 (a)	1,250,000	1,263,937
3.35%, 03/15/23 (a)	500,000	517,685
3.90%, 02/15/24 (a)	400,000	425,092
3.75%, 02/15/25 (a)	100,000	106,714
3.70%, 02/15/26 (a)	150,000	159,955
3.95%, 02/15/27 (a)	350,000	378,873
4.15%, 10/16/28 (a)	250,000	276,994
3.13%, 07/31/29 (a)	300,000	309,330
6.65%, 10/15/34	250,000	341,314
7.55%, 04/15/38	150,000	217,985
6.13%, 10/15/39	250,000	328,595
6.45%, 09/01/40	70,000	95,001
5.95%, 02/01/41	100,000	129,354
5.70%, 02/15/42	150,000	192,389
4.45%, 02/15/43 (a)	300,000	331,231
4.85%, 03/15/44 (a)	250,000	290,581
5.10%, 02/15/45 (a)	350,000	420,856
4.90%, 05/15/46 (a)	400,000	471,020
4.25%, 02/15/48 (a)	500,000	543,510
4.80%, 02/01/49 (a)	350,000	414,300
4.20%, 01/31/50 (a)	750,000	813,345
4.95%, 10/15/54 (a)	400,000	467,014
5.25%, 08/16/77 (a)(b)	250,000	252,086
5.38%, 02/15/78 (a)(b)	200,000	198,964
Security Rate, Maturity Date	Face Amount ($)	Value ($)
EOG Resources, Inc.
2.63%, 03/15/23 (a)	500,000	509,947
3.15%, 04/01/25 (a)	250,000	262,884
4.15%, 01/15/26 (a)	250,000	275,780
3.90%, 04/01/35 (a)	165,000	183,968
EQM Midstream Partners LP
4.75%, 07/15/23 (a)	350,000	351,442
4.00%, 08/01/24 (a)	71,000	68,996
5.50%, 07/15/28 (a)	400,000	393,738
6.50%, 07/15/48 (a)	250,000	234,011
EQT Corp.
3.00%, 10/01/22 (a)	800,000	786,016
3.90%, 10/01/27 (a)(i)	200,000	186,364
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	1,000,000	1,006,215
2.40%, 03/06/22 (a)	250,000	253,300
1.90%, 08/16/22	350,000	352,368
2.73%, 03/01/23 (a)	400,000	409,928
3.18%, 03/15/24 (a)	250,000	262,216
2.02%, 08/16/24 (a)	600,000	602,448
2.71%, 03/06/25 (a)	750,000	775,605
3.04%, 03/01/26 (a)	250,000	262,499
2.28%, 08/16/26 (a)	300,000	301,610
2.44%, 08/16/29 (a)	200,000	201,484
3.00%, 08/16/39 (a)	250,000	250,773
3.57%, 03/06/45 (a)	500,000	538,262
4.11%, 03/01/46 (a)	700,000	821,530
3.10%, 08/16/49 (a)	500,000	500,227
Halliburton Co.
3.50%, 08/01/23 (a)	250,000	260,379
3.80%, 11/15/25 (a)	650,000	694,265
4.85%, 11/15/35 (a)	750,000	850,252
6.70%, 09/15/38	250,000	331,785
7.45%, 09/15/39	400,000	578,362
4.50%, 11/15/41 (a)	150,000	164,299
5.00%, 11/15/45 (a)	600,000	686,700
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	400,000	437,640
Hess Corp.
7.30%, 08/15/31	347,000	441,726
7.13%, 03/15/33	600,000	763,671
5.60%, 02/15/41	500,000	589,565
5.80%, 04/01/47 (a)	50,000	61,438
HollyFrontier Corp.
5.88%, 04/01/26 (a)	260,000	293,678
Husky Energy, Inc.
3.95%, 04/15/22 (a)	350,000	362,372
6.80%, 09/15/37	350,000	453,327
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	150,000	152,162
5.00%, 10/01/21 (a)	150,000	156,347
3.95%, 09/01/22 (a)	200,000	208,255
3.45%, 02/15/23 (a)	1,500,000	1,547,580
3.50%, 09/01/23 (a)	250,000	259,335
4.30%, 05/01/24 (a)	300,000	321,159
5.80%, 03/15/35	100,000	120,106
6.95%, 01/15/38	150,000	199,187
6.38%, 03/01/41	200,000	249,856
5.00%, 08/15/42 (a)	1,100,000	1,207,805
4.70%, 11/01/42 (a)	300,000	319,012
5.40%, 09/01/44 (a)	400,000	461,770
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	813,499
4.30%, 03/01/28 (a)	1,000,000	1,091,295
7.80%, 08/01/31	500,000	699,980

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.55%, 06/01/45 (a)	1,200,000	1,435,422
5.20%, 03/01/48 (a)	196,000	228,235
Magellan Midstream Partners LP
5.15%, 10/15/43 (a)	750,000	881,824
4.25%, 09/15/46 (a)	100,000	107,767
3.95%, 03/01/50 (a)	150,000	155,178
Marathon Oil Corp.
2.80%, 11/01/22 (a)	550,000	559,782
3.85%, 06/01/25 (a)	200,000	211,708
4.40%, 07/15/27 (a)	250,000	272,279
6.60%, 10/01/37	550,000	703,967
Marathon Petroleum Corp.
5.13%, 03/01/21 (c)	350,000	362,589
4.75%, 12/15/23 (a)	200,000	217,314
3.63%, 09/15/24 (a)	500,000	525,150
5.13%, 12/15/26 (a)	100,000	113,642
3.80%, 04/01/28 (a)	250,000	263,149
6.50%, 03/01/41 (a)	500,000	650,907
4.75%, 09/15/44 (a)	250,000	275,723
4.50%, 04/01/48 (a)	150,000	160,300
MPLX LP
3.50%, 12/01/22 (a)	250,000	257,766
3.38%, 03/15/23 (a)	150,000	154,129
4.50%, 07/15/23 (a)	500,000	531,315
6.38%, 05/01/24 (a)	250,000	261,814
4.88%, 12/01/24 (a)	450,000	489,649
4.00%, 02/15/25 (a)	250,000	261,594
4.25%, 12/01/27 (a)	396,000	417,639
4.00%, 03/15/28 (a)	325,000	337,366
4.80%, 02/15/29 (a)	500,000	549,527
4.50%, 04/15/38 (a)	500,000	511,125
5.20%, 03/01/47 (a)	100,000	108,324
4.70%, 04/15/48 (a)	1,400,000	1,430,023
5.50%, 02/15/49 (a)	325,000	369,790
National Fuel Gas Co.
3.95%, 09/15/27 (a)	150,000	152,837
4.75%, 09/01/28 (a)	200,000	214,168
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	72,000	72,821
3.60%, 12/01/29 (a)	200,000	201,341
3.95%, 12/01/42 (a)	300,000	280,733
Newfield Exploration Co.
5.75%, 01/30/22	450,000	478,489
5.63%, 07/01/24	150,000	165,665
5.38%, 01/01/26 (a)	250,000	271,483
Noble Energy, Inc.
3.90%, 11/15/24 (a)	350,000	370,891
3.85%, 01/15/28 (a)	350,000	369,467
3.25%, 10/15/29 (a)	200,000	202,484
6.00%, 03/01/41 (a)	250,000	301,634
5.25%, 11/15/43 (a)	300,000	338,230
5.05%, 11/15/44 (a)	350,000	391,652
4.20%, 10/15/49 (a)	150,000	152,692
Occidental Petroleum Corp.
4.10%, 02/01/21 (a)	250,000	254,293
4.85%, 03/15/21 (a)	791,000	814,746
2.60%, 08/13/21	500,000	503,710
2.60%, 04/15/22 (a)	200,000	201,539
2.70%, 08/15/22	1,000,000	1,011,425
2.70%, 02/15/23 (a)	250,000	251,993
6.95%, 07/01/24	250,000	294,446
2.90%, 08/15/24 (a)	1,000,000	1,016,340
3.50%, 06/15/25 (a)	350,000	361,272
3.40%, 04/15/26 (a)	1,000,000	1,024,140
3.50%, 08/15/29 (a)	450,000	459,479
6.45%, 09/15/36	700,000	860,611
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 08/15/39 (a)	400,000	407,980
6.60%, 03/15/46 (a)	850,000	1,105,569
4.40%, 04/15/46 (a)	950,000	968,340
4.40%, 08/15/49 (a)	400,000	412,632
ONEOK Partners LP
4.90%, 03/15/25 (a)	200,000	220,303
6.85%, 10/15/37	150,000	193,010
6.13%, 02/01/41 (a)	50,000	60,919
ONEOK, Inc.
7.50%, 09/01/23 (a)	200,000	233,098
2.75%, 09/01/24 (a)	250,000	252,085
4.55%, 07/15/28 (a)	1,000,000	1,100,815
4.35%, 03/15/29 (a)	250,000	271,815
3.40%, 09/01/29 (a)	250,000	254,349
5.20%, 07/15/48 (a)	1,000,000	1,140,725
4.45%, 09/01/49 (a)	250,000	259,571
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	150,000	145,884
5.15%, 11/15/29 (a)	200,000	205,149
Phillips 66
4.30%, 04/01/22	650,000	683,696
3.90%, 03/15/28 (a)	400,000	436,946
4.65%, 11/15/34 (a)	250,000	295,068
4.88%, 11/15/44 (a)	1,000,000	1,210,615
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	100,000	100,049
3.61%, 02/15/25 (a)	500,000	523,800
3.15%, 12/15/29 (a)	200,000	199,452
4.90%, 10/01/46 (a)	300,000	338,185
Pioneer Natural Resources Co.
3.95%, 07/15/22 (a)	300,000	312,249
Plains All American Pipeline LP
5.00%, 02/01/21 (a)	450,000	460,573
3.65%, 06/01/22 (a)	200,000	205,430
3.85%, 10/15/23 (a)	150,000	155,360
4.65%, 10/15/25 (a)	750,000	804,296
4.50%, 12/15/26 (a)	500,000	532,965
6.65%, 01/15/37	100,000	118,792
4.30%, 01/31/43 (a)	800,000	733,680
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	1,000,000	1,088,330
5.75%, 05/15/24 (a)	1,175,000	1,311,535
5.63%, 03/01/25 (a)	1,000,000	1,125,545
5.00%, 03/15/27 (a)	500,000	551,825
4.20%, 03/15/28 (a)	450,000	477,679
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	350,000	370,582
Shell International Finance BV
1.88%, 05/10/21	800,000	801,512
1.75%, 09/12/21	250,000	249,929
2.25%, 01/06/23	250,000	252,314
3.40%, 08/12/23	750,000	786,761
3.25%, 05/11/25	1,500,000	1,586,760
2.88%, 05/10/26	500,000	518,662
2.50%, 09/12/26	200,000	202,333
2.38%, 11/07/29 (a)	475,000	470,979
4.13%, 05/11/35	850,000	992,005
6.38%, 12/15/38	1,700,000	2,478,753
4.55%, 08/12/43	1,200,000	1,454,580
4.38%, 05/11/45	250,000	298,689
4.00%, 05/10/46	250,000	285,863
3.75%, 09/12/46	250,000	274,878
3.13%, 11/07/49 (a)	450,000	445,009

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	100,000	108,952
5.95%, 09/25/43 (a)	600,000	759,915
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	250,000	265,570
5.35%, 07/15/33	100,000	124,500
5.95%, 12/01/34	250,000	326,954
5.95%, 05/15/35	450,000	587,398
6.80%, 05/15/38	350,000	500,187
6.50%, 06/15/38	550,000	767,236
4.00%, 11/15/47 (a)	250,000	274,595
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	200,000	203,649
4.25%, 04/01/24 (a)	250,000	262,598
4.00%, 10/01/27 (a)	200,000	208,015
5.35%, 05/15/45 (a)	100,000	107,568
TC PipeLines LP
4.65%, 06/15/21 (a)	200,000	205,950
Total Capital Canada Ltd.
2.75%, 07/15/23	450,000	462,067
Total Capital International S.A.
2.75%, 06/19/21	300,000	304,587
2.22%, 07/12/21 (a)	250,000	251,676
2.88%, 02/17/22	300,000	306,625
2.70%, 01/25/23	250,000	255,633
3.70%, 01/15/24	500,000	531,710
3.75%, 04/10/24	500,000	535,987
2.43%, 01/10/25 (a)	400,000	405,462
3.46%, 02/19/29 (a)	356,000	386,061
2.83%, 01/10/30 (a)	375,000	386,115
3.46%, 07/12/49 (a)	300,000	317,826
Total Capital S.A.
3.88%, 10/11/28	250,000	279,356
TransCanada PipeLines Ltd.
2.50%, 08/01/22	695,000	702,996
4.88%, 01/15/26 (a)	350,000	393,106
4.25%, 05/15/28 (a)	500,000	556,647
4.63%, 03/01/34 (a)	850,000	973,097
6.20%, 10/15/37	250,000	327,349
7.25%, 08/15/38	100,000	145,522
7.63%, 01/15/39	750,000	1,130,235
6.10%, 06/01/40	300,000	400,162
4.88%, 05/15/48 (a)	350,000	416,993
5.10%, 03/15/49 (a)	450,000	551,520
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	319,570
4.60%, 03/15/48 (a)	150,000	165,375
Valero Energy Corp.
3.65%, 03/15/25	273,000	291,028
3.40%, 09/15/26 (a)	200,000	209,889
4.35%, 06/01/28 (a)	200,000	220,228
4.00%, 04/01/29 (a)	250,000	269,765
6.63%, 06/15/37	550,000	732,146
4.90%, 03/15/45	500,000	577,307
Valero Energy Partners LP
4.38%, 12/15/26 (a)	100,000	109,224
4.50%, 03/15/28 (a)	150,000	165,608
Western Midstream Operating LP
3.95%, 06/01/25 (a)	500,000	505,040
4.65%, 07/01/26 (a)	150,000	154,037
4.75%, 08/15/28 (a)	300,000	300,881
5.45%, 04/01/44 (a)	300,000	267,077
5.30%, 03/01/48 (a)	100,000	87,328
5.50%, 08/15/48 (a)	100,000	88,712
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Williams Cos., Inc.
3.60%, 03/15/22 (a)	2,150,000	2,209,533
3.90%, 01/15/25 (a)	487,000	512,395
4.00%, 09/15/25 (a)	150,000	159,098
3.75%, 06/15/27 (a)	750,000	783,206
8.75%, 03/15/32	500,000	720,527
6.30%, 04/15/40	600,000	745,152
5.10%, 09/15/45 (a)	500,000	557,962
4.85%, 03/01/48 (a)	500,000	549,007
		166,979,310
Industrial Other 0.1%
CBRE Services, Inc.
4.88%, 03/01/26 (a)	250,000	280,262
Cintas Corp. No 2
3.70%, 04/01/27 (a)	750,000	815,726
CommonSpirit Health
4.35%, 11/01/42	250,000	257,061
Fluor Corp.
3.50%, 12/15/24 (a)	300,000	306,210
4.25%, 09/15/28 (a)	100,000	101,785
George Washington University
Series 2018
4.13%, 09/15/48 (a)	270,000	311,677
Hillenbrand, Inc.
4.50%, 09/15/26 (a)	100,000	104,958
Leland Stanford Junior University
3.65%, 05/01/48 (a)	250,000	280,535
Massachusetts Institute of Technology
5.60%, 07/01/11	415,000	644,076
4.68%, 07/01/14	150,000	192,472
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	50,000	51,423
3.30%, 07/15/56 (a)	1,250,000	1,315,344
Princeton University
5.70%, 03/01/39	1,000,000	1,381,125
Steelcase, Inc.
5.13%, 01/18/29 (a)	150,000	169,999
The American University
Series 2019
3.67%, 04/01/49	100,000	107,075
Trustees of Boston College
3.13%, 07/01/52	200,000	195,327
University of Notre Dame du Lac
Series 2017
3.39%, 02/15/48 (a)	149,000	159,404
University of Southern California
3.03%, 10/01/39	400,000	401,426
3.84%, 10/01/47 (a)	150,000	170,513
William Marsh Rice University
3.57%, 05/15/45	300,000	321,321
		7,567,719
Technology 2.1%
Adobe, Inc.
3.25%, 02/01/25 (a)	500,000	528,890
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	200,000	209,943
Alphabet, Inc.
3.38%, 02/25/24	600,000	638,646
2.00%, 08/15/26 (a)	500,000	498,447

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Altera Corp.
4.10%, 11/15/23	200,000	216,165
Amphenol Corp.
4.35%, 06/01/29 (a)	250,000	280,634
2.80%, 02/15/30 (a)	250,000	248,634
Analog Devices, Inc.
2.50%, 12/05/21 (a)	250,000	252,213
3.13%, 12/05/23 (a)	750,000	775,350
3.90%, 12/15/25 (a)	300,000	322,968
Apple, Inc.
2.25%, 02/23/21 (a)	2,000,000	2,012,440
2.85%, 05/06/21	2,250,000	2,284,976
2.15%, 02/09/22	600,000	605,403
2.50%, 02/09/22 (a)	1,450,000	1,472,852
2.70%, 05/13/22	250,000	255,856
1.70%, 09/11/22	300,000	300,014
2.40%, 01/13/23 (a)	1,000,000	1,016,245
2.85%, 02/23/23 (a)	250,000	257,255
2.40%, 05/03/23	1,750,000	1,780,739
3.00%, 02/09/24 (a)	150,000	155,527
3.45%, 05/06/24	1,150,000	1,222,875
2.85%, 05/11/24 (a)	150,000	155,258
1.80%, 09/11/24 (a)	250,000	248,423
2.75%, 01/13/25 (a)	500,000	517,125
3.20%, 05/13/25	250,000	264,443
3.25%, 02/23/26 (a)	850,000	900,545
2.05%, 09/11/26 (a)	600,000	594,729
3.35%, 02/09/27 (a)	1,500,000	1,601,437
3.20%, 05/11/27 (a)	250,000	264,921
3.00%, 11/13/27 (a)	250,000	262,719
2.20%, 09/11/29 (a)	550,000	541,241
4.50%, 02/23/36 (a)	250,000	305,618
3.85%, 05/04/43	1,000,000	1,124,490
4.45%, 05/06/44	500,000	610,215
3.45%, 02/09/45	600,000	637,263
4.38%, 05/13/45	1,200,000	1,455,780
4.65%, 02/23/46 (a)	100,000	125,733
3.85%, 08/04/46 (a)	88,000	99,427
4.25%, 02/09/47 (a)	2,100,000	2,515,348
3.75%, 11/13/47 (a)	250,000	279,804
2.95%, 09/11/49 (a)	450,000	440,590
Applied Materials, Inc.
4.30%, 06/15/21	250,000	259,118
3.90%, 10/01/25 (a)	750,000	819,937
3.30%, 04/01/27 (a)	200,000	212,567
5.85%, 06/15/41	150,000	206,147
4.35%, 04/01/47 (a)	350,000	423,764
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	500,000	516,122
3.88%, 01/12/28 (a)	100,000	102,777
Autodesk, Inc.
4.38%, 06/15/25 (a)	500,000	545,190
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	266,801
Baidu, Inc.
2.88%, 07/06/22	500,000	504,982
3.88%, 09/29/23 (a)	750,000	781,571
4.38%, 03/29/28 (a)	250,000	271,270
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	1,500,000	1,523,265
2.65%, 01/15/23 (a)	150,000	150,970
3.63%, 01/15/24 (a)	2,500,000	2,590,675
3.13%, 01/15/25 (a)	500,000	507,410
3.88%, 01/15/27 (a)	1,100,000	1,143,763
3.50%, 01/15/28 (a)	350,000	353,509
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Broadcom, Inc.
3.13%, 04/15/21 (e)	250,000	253,139
3.63%, 10/15/24 (a)(e)	500,000	519,620
4.25%, 04/15/26 (a)(e)	500,000	532,952
4.75%, 04/15/29 (a)(e)	1,000,000	1,094,995
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	600,000	600,555
CA, Inc.
3.60%, 08/15/22 (a)	100,000	102,481
Cisco Systems, Inc.
2.20%, 02/28/21	1,200,000	1,206,354
1.85%, 09/20/21 (a)	350,000	350,667
2.20%, 09/20/23 (a)	750,000	759,577
3.63%, 03/04/24	250,000	267,855
3.50%, 06/15/25	250,000	269,868
2.95%, 02/28/26	250,000	262,155
5.90%, 02/15/39	500,000	703,135
5.50%, 01/15/40	1,000,000	1,366,445
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	250,000	271,534
Corning, Inc.
2.90%, 05/15/22 (a)	250,000	255,223
5.35%, 11/15/48 (a)	250,000	315,141
3.90%, 11/15/49 (a)	150,000	152,518
4.38%, 11/15/57 (a)	550,000	565,260
5.45%, 11/15/79 (a)	400,000	443,120
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(e)	1,250,000	1,286,669
5.45%, 06/15/23 (a)(e)	1,050,000	1,139,523
4.00%, 07/15/24 (a)(e)	250,000	262,186
6.02%, 06/15/26 (a)(e)	2,000,000	2,310,120
4.90%, 10/01/26 (a)(e)	600,000	661,020
5.30%, 10/01/29 (a)(e)	650,000	732,868
8.10%, 07/15/36 (a)(e)	350,000	461,121
8.35%, 07/15/46 (a)(e)	650,000	891,956
DXC Technology Co.
4.25%, 04/15/24 (a)	150,000	159,317
4.75%, 04/15/27 (a)	150,000	161,762
Equifax, Inc.
3.30%, 12/15/22 (a)	325,000	335,095
3.95%, 06/15/23 (a)	150,000	158,433
2.60%, 12/01/24 (a)	300,000	301,856
Equinix, Inc.
2.63%, 11/18/24 (a)	350,000	351,995
5.88%, 01/15/26 (a)	400,000	425,796
2.90%, 11/18/26 (a)	300,000	301,220
5.38%, 05/15/27 (a)	400,000	434,934
3.20%, 11/18/29 (a)	400,000	402,328
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (a)	709,000	739,001
3.00%, 08/15/26 (a)	450,000	465,606
4.25%, 05/15/28 (a)	750,000	840,461
4.50%, 08/15/46 (a)	100,000	116,223
Fiserv, Inc.
3.50%, 10/01/22 (a)	250,000	259,290
3.80%, 10/01/23 (a)	200,000	211,342
2.75%, 07/01/24 (a)	850,000	866,715
3.85%, 06/01/25 (a)	250,000	267,524
3.20%, 07/01/26 (a)	600,000	623,724
4.20%, 10/01/28 (a)	750,000	830,775
3.50%, 07/01/29 (a)	600,000	632,451
4.40%, 07/01/49 (a)	700,000	798,528
Flex Ltd.
4.75%, 06/15/25 (a)	500,000	544,557

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
FLIR Systems, Inc.
3.13%, 06/15/21 (a)	250,000	252,433
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	250,000	252,125
Global Payments, Inc.
3.75%, 06/01/23 (a)	750,000	782,554
2.65%, 02/15/25 (a)	200,000	201,347
4.45%, 06/01/28 (a)	250,000	276,554
3.20%, 08/15/29 (a)	200,000	204,219
4.15%, 08/15/49 (a)	450,000	482,256
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (a)	250,000	256,074
4.40%, 10/15/22 (a)	1,000,000	1,056,960
2.25%, 04/01/23 (a)	300,000	300,402
6.35%, 10/15/45 (a)	750,000	908,827
HP, Inc.
4.30%, 06/01/21	500,000	515,280
4.05%, 09/15/22	250,000	262,294
6.00%, 09/15/41	400,000	444,782
IBM Credit LLC
2.65%, 02/05/21	250,000	252,328
3.60%, 11/30/21	250,000	258,480
2.20%, 09/08/22	250,000	251,855
Intel Corp.
1.70%, 05/19/21 (a)	750,000	749,842
3.30%, 10/01/21	250,000	257,144
2.35%, 05/11/22 (a)	1,600,000	1,621,160
3.10%, 07/29/22	250,000	258,068
3.15%, 05/11/27 (a)	1,000,000	1,060,915
2.45%, 11/15/29 (a)	400,000	399,968
4.80%, 10/01/41	500,000	628,787
4.25%, 12/15/42 (c)	250,000	293,801
4.10%, 05/19/46 (a)	650,000	754,221
4.10%, 05/11/47 (a)	750,000	869,126
3.25%, 11/15/49 (a)	500,000	508,007
International Business Machines Corp.
2.25%, 02/19/21	1,500,000	1,507,815
2.80%, 05/13/21	150,000	152,000
2.85%, 05/13/22	850,000	869,061
1.88%, 08/01/22	200,000	200,162
2.88%, 11/09/22	250,000	256,625
3.38%, 08/01/23	150,000	157,028
3.63%, 02/12/24	1,000,000	1,060,175
3.00%, 05/15/24	500,000	518,685
3.45%, 02/19/26	750,000	799,391
3.30%, 05/15/26	500,000	527,737
3.30%, 01/27/27	1,000,000	1,059,805
3.50%, 05/15/29	1,250,000	1,344,894
4.15%, 05/15/39	750,000	847,391
4.00%, 06/20/42	700,000	773,304
4.70%, 02/19/46	300,000	362,718
4.25%, 05/15/49	950,000	1,088,021
Jabil, Inc.
4.70%, 09/15/22	150,000	158,831
3.95%, 01/12/28 (a)	250,000	256,760
Juniper Networks, Inc.
4.50%, 03/15/24	400,000	433,308
3.75%, 08/15/29 (a)	150,000	156,425
5.95%, 03/15/41	100,000	116,022
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	650,000	723,775
KLA Corp.
4.13%, 11/01/21 (a)	300,000	310,311
4.65%, 11/01/24 (a)	500,000	551,682
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.10%, 03/15/29 (a)	174,000	190,574
5.00%, 03/15/49 (a)	100,000	123,213
Lam Research Corp.
2.80%, 06/15/21 (a)	300,000	303,663
3.80%, 03/15/25 (a)	500,000	535,875
4.00%, 03/15/29 (a)	300,000	330,921
4.88%, 03/15/49 (a)	195,000	245,945
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	164,000	181,917
Microchip Technology, Inc.
3.92%, 06/01/21	250,000	255,574
4.33%, 06/01/23 (a)	300,000	317,721
Micron Technology, Inc.
4.64%, 02/06/24 (a)	350,000	379,712
4.98%, 02/06/26 (a)	150,000	166,844
4.19%, 02/15/27 (a)	400,000	428,590
5.33%, 02/06/29 (a)	250,000	287,278
4.66%, 02/15/30 (a)	250,000	275,555
Microsoft Corp.
1.55%, 08/08/21 (a)	1,750,000	1,748,066
2.40%, 02/06/22 (a)	700,000	710,237
2.38%, 02/12/22 (a)	1,000,000	1,013,900
2.65%, 11/03/22 (a)	350,000	358,729
2.38%, 05/01/23 (a)	250,000	254,403
2.00%, 08/08/23 (a)	650,000	654,517
2.88%, 02/06/24 (a)	567,000	588,790
2.70%, 02/12/25 (a)	400,000	414,120
3.13%, 11/03/25 (a)	1,000,000	1,058,250
2.40%, 08/08/26 (a)	2,000,000	2,026,960
3.30%, 02/06/27 (a)	575,000	615,727
3.50%, 02/12/35 (a)	200,000	221,051
4.20%, 11/03/35 (a)	350,000	416,530
3.45%, 08/08/36 (a)	750,000	823,241
4.10%, 02/06/37 (a)	800,000	947,144
4.50%, 10/01/40 (c)	100,000	124,844
5.30%, 02/08/41	500,000	688,100
4.88%, 12/15/43 (a)	100,000	131,179
3.75%, 02/12/45 (a)	150,000	170,604
4.45%, 11/03/45 (a)	1,600,000	2,009,256
3.70%, 08/08/46 (a)	775,000	877,811
4.25%, 02/06/47 (a)	1,850,000	2,277,072
4.00%, 02/12/55 (a)	700,000	830,963
4.75%, 11/03/55 (a)	250,000	335,668
3.95%, 08/08/56 (a)	650,000	770,211
4.50%, 02/06/57 (a)	750,000	973,860
Motorola Solutions, Inc.
3.50%, 03/01/23	250,000	258,136
4.60%, 02/23/28 (a)	400,000	434,398
4.60%, 05/23/29 (a)	250,000	275,541
5.50%, 09/01/44	200,000	222,763
NetApp, Inc.
3.30%, 09/29/24 (a)	200,000	207,344
NVIDIA Corp.
2.20%, 09/16/21 (a)	450,000	452,389
3.20%, 09/16/26 (a)	500,000	525,480
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)(e)	500,000	565,827
5.55%, 12/01/28 (a)(e)	150,000	176,023
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)(e)	250,000	265,298
4.30%, 06/18/29 (a)(e)	250,000	270,309
Oracle Corp.
2.80%, 07/08/21	1,000,000	1,015,730
1.90%, 09/15/21 (a)	1,100,000	1,102,744
2.50%, 05/15/22 (a)	1,150,000	1,167,779

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 10/15/22	1,500,000	1,528,162
3.63%, 07/15/23	100,000	105,807
2.40%, 09/15/23 (a)	250,000	254,148
3.40%, 07/08/24 (a)	650,000	686,224
2.95%, 11/15/24 (a)	500,000	520,212
2.95%, 05/15/25 (a)	500,000	521,177
2.65%, 07/15/26 (a)	756,000	774,409
3.25%, 11/15/27 (a)	750,000	795,517
3.25%, 05/15/30 (a)	250,000	266,799
4.30%, 07/08/34 (a)	400,000	469,418
3.90%, 05/15/35 (a)	350,000	391,582
3.85%, 07/15/36 (a)	300,000	330,536
3.80%, 11/15/37 (a)	1,000,000	1,094,685
6.50%, 04/15/38	500,000	724,255
6.13%, 07/08/39	750,000	1,058,854
5.38%, 07/15/40	750,000	977,794
4.13%, 05/15/45 (a)	600,000	678,453
4.00%, 07/15/46 (a)	750,000	835,361
4.00%, 11/15/47 (a)	800,000	895,488
4.38%, 05/15/55 (a)	350,000	416,334
PayPal Holdings, Inc.
2.20%, 09/26/22	300,000	302,148
2.40%, 10/01/24 (a)	400,000	404,216
2.65%, 10/01/26 (a)	400,000	405,906
2.85%, 10/01/29 (a)	450,000	454,426
QUALCOMM, Inc.
3.00%, 05/20/22	1,000,000	1,025,625
2.90%, 05/20/24 (a)	125,000	129,180
3.45%, 05/20/25 (a)	1,500,000	1,590,637
3.25%, 05/20/27 (a)	250,000	263,340
4.65%, 05/20/35 (a)	150,000	179,540
4.80%, 05/20/45 (a)	800,000	983,208
4.30%, 05/20/47 (a)	250,000	287,234
salesforce.com, Inc.
3.25%, 04/11/23 (a)	400,000	416,160
3.70%, 04/11/28 (a)	500,000	550,050
Seagate HDD Cayman
4.75%, 06/01/23	300,000	318,911
4.75%, 01/01/25	500,000	533,705
4.88%, 06/01/27 (a)	500,000	531,395
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	350,000	350,593
2.25%, 05/01/23 (a)	250,000	253,548
2.90%, 11/03/27 (a)	200,000	209,766
2.25%, 09/04/29 (a)	350,000	345,896
4.15%, 05/15/48 (a)	550,000	660,349
Trimble, Inc.
4.15%, 06/15/23 (a)	250,000	263,764
4.90%, 06/15/28 (a)	200,000	218,479
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	165,000	172,974
3.13%, 08/15/27 (a)	150,000	154,888
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	500,000	540,787
4.13%, 03/15/29 (a)	475,000	522,393
VMware, Inc.
3.90%, 08/21/27 (a)	500,000	523,650
Xilinx, Inc.
2.95%, 06/01/24 (a)	350,000	360,388
		154,602,491
Transportation 0.6%
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/23	99,322	104,007
Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/26	181,632	191,135
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	583,134	605,386
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/28	1,281,750	1,318,568
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/29	45,941	46,987
American Airlines 2019-1 Class AA Pass Through Trust
3.15%, 08/15/33	250,000	256,590
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (a)	250,000	265,603
3.40%, 09/01/24 (a)	1,500,000	1,588,830
3.00%, 04/01/25 (a)	40,000	41,756
5.05%, 03/01/41 (a)	500,000	626,330
5.40%, 06/01/41 (a)	150,000	193,940
4.40%, 03/15/42 (a)	200,000	232,397
4.38%, 09/01/42 (a)	550,000	641,402
5.15%, 09/01/43 (a)	450,000	575,145
4.55%, 09/01/44 (a)	1,000,000	1,197,785
4.05%, 06/15/48 (a)	1,500,000	1,706,482
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	155,096
6.90%, 07/15/28	150,000	199,541
3.20%, 08/02/46 (a)	400,000	413,870
3.65%, 02/03/48 (a)	300,000	332,387
4.45%, 01/20/49 (a)	350,000	435,022
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	150,000	159,889
2.90%, 02/01/25 (a)	271,000	278,711
4.00%, 06/01/28 (a)	250,000	276,995
7.13%, 10/15/31	500,000	701,252
5.95%, 05/15/37	200,000	269,537
4.80%, 08/01/45 (a)	150,000	187,382
6.13%, 09/15/15 (a)	39,000	57,421
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	219,848
Continental Airlines 2007-1 Class A Pass Through Trust
Series 071A
5.98%, 04/19/22	323,605	340,866
Continental Airlines 2012-1 Class A Pass Through Trust
Series A
4.15%, 04/11/24	68,008	71,940
CSX Corp.
4.25%, 06/01/21 (a)	150,000	153,979
3.70%, 11/01/23 (a)	150,000	159,079
2.60%, 11/01/26 (a)	250,000	254,406
3.25%, 06/01/27 (a)	628,000	660,383
3.80%, 03/01/28 (a)	100,000	109,090
2.40%, 02/15/30 (a)	200,000	195,716
6.15%, 05/01/37	500,000	666,292
5.50%, 04/15/41 (a)	1,000,000	1,262,470
4.75%, 05/30/42 (a)	50,000	58,962
4.10%, 03/15/44 (a)	850,000	933,415
3.80%, 11/01/46 (a)	500,000	530,050
4.50%, 03/15/49 (a)	150,000	176,581
3.95%, 05/01/50 (a)	100,000	108,005
4.65%, 03/01/68 (a)	75,000	86,095
Delta Air Lines 2007-1 Class A Pass Through Trust
Series 071A
6.82%, 08/10/22	309,031	337,022
Delta Air Lines, Inc.
3.63%, 03/15/22 (a)	450,000	461,466
2.90%, 10/28/24 (a)	250,000	251,430

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.38%, 04/19/28 (a)	250,000	264,116
3.75%, 10/28/29 (a)	150,000	149,785
FedEx Corp.
3.40%, 01/14/22	150,000	154,220
4.00%, 01/15/24	250,000	267,593
3.25%, 04/01/26 (a)	350,000	364,222
3.30%, 03/15/27 (a)	400,000	412,146
3.40%, 02/15/28 (a)	500,000	510,995
4.20%, 10/17/28 (a)	100,000	108,520
3.10%, 08/05/29 (a)	300,000	300,660
3.90%, 02/01/35	300,000	305,583
3.88%, 08/01/42	200,000	191,927
4.75%, 11/15/45 (a)	200,000	213,290
4.55%, 04/01/46 (a)	500,000	516,322
4.40%, 01/15/47 (a)	1,000,000	1,009,930
4.95%, 10/17/48 (a)	300,000	329,246
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	375,000	403,389
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 05/15/32	400,000	404,186
Kansas City Southern
3.00%, 05/15/23 (a)	150,000	153,405
2.88%, 11/15/29 (a)	150,000	150,036
4.30%, 05/15/43 (a)	150,000	164,078
4.70%, 05/01/48 (a)	200,000	234,284
4.20%, 11/15/69 (a)	250,000	257,791
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	750,000	765,487
2.90%, 06/15/26 (a)	550,000	567,176
4.84%, 10/01/41	350,000	415,733
4.45%, 06/15/45 (a)	250,000	288,096
4.65%, 01/15/46 (a)	450,000	534,719
4.15%, 02/28/48 (a)	500,000	566,680
4.10%, 05/15/49 (a)	100,000	111,006
3.40%, 11/01/49 (a)	100,000	99,523
4.05%, 08/15/52 (a)	250,000	275,505
5.10%, 08/01/18 (a)	100,000	118,470
Ryder System, Inc.
2.88%, 06/01/22 (a)	150,000	152,741
3.40%, 03/01/23 (a)	500,000	515,672
3.75%, 06/09/23 (a)	100,000	104,412
3.88%, 12/01/23 (a)	250,000	263,395
3.65%, 03/18/24 (a)	500,000	525,465
Southwest Airlines Co.
3.45%, 11/16/27 (a)	400,000	423,514
Union Pacific Corp.
4.00%, 02/01/21 (a)	250,000	254,468
3.20%, 06/08/21	250,000	254,761
4.16%, 07/15/22 (a)	250,000	263,381
2.75%, 04/15/23 (a)	100,000	101,953
3.65%, 02/15/24 (a)	500,000	527,782
3.15%, 03/01/24 (a)	250,000	260,261
3.25%, 08/15/25 (a)	500,000	529,162
2.75%, 03/01/26 (a)	500,000	511,287
3.70%, 03/01/29 (a)	100,000	109,145
3.38%, 02/01/35 (a)	750,000	775,436
4.38%, 09/10/38 (a)	500,000	571,235
3.55%, 08/15/39 (a)	250,000	260,390
4.15%, 01/15/45 (a)	1,000,000	1,094,720
4.05%, 11/15/45 (a)	120,000	130,546
4.00%, 04/15/47 (a)	500,000	547,100
4.50%, 09/10/48 (a)	600,000	705,729
3.80%, 10/01/51 (a)	250,000	265,958
3.95%, 08/15/59 (a)	150,000	157,662
3.84%, 03/20/60 (a)(e)	250,000	254,551
4.38%, 11/15/65 (a)	100,000	110,243
Security Rate, Maturity Date	Face Amount ($)	Value ($)
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/26	108,894	115,509
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/26	64,209	67,524
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	447,233	457,495
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/28	17,885	18,057
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/30	335,233	349,554
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/31	317,742	344,500
United Parcel Service, Inc.
3.13%, 01/15/21	250,000	253,300
2.05%, 04/01/21	250,000	250,804
2.35%, 05/16/22 (a)	250,000	253,006
2.45%, 10/01/22	350,000	355,700
2.20%, 09/01/24 (a)	250,000	251,748
2.80%, 11/15/24 (a)	250,000	258,939
3.05%, 11/15/27 (a)	500,000	526,465
3.40%, 03/15/29 (a)	100,000	107,519
2.50%, 09/01/29 (a)	350,000	352,014
6.20%, 01/15/38	400,000	562,838
4.88%, 11/15/40 (a)	650,000	794,085
3.75%, 11/15/47 (a)	250,000	269,028
4.25%, 03/15/49 (a)	250,000	291,008
3.40%, 09/01/49 (a)	200,000	203,552
		46,458,274
		1,123,570,134

Utility 1.9%
Electric 1.7%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	103,826
3.45%, 01/15/50 (a)	150,000	150,626
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	268,820
4.25%, 09/15/48 (a)	110,000	127,509
3.80%, 06/15/49 (a)	250,000	271,201
3.15%, 09/15/49 (a)	150,000	146,648
Alabama Power Co.
3.55%, 12/01/23	350,000	369,987
6.00%, 03/01/39	225,000	311,788
4.30%, 01/02/46 (a)	500,000	572,542
3.70%, 12/01/47 (a)	1,000,000	1,062,385
Ameren Corp.
3.65%, 02/15/26 (a)	750,000	786,007
Ameren Illinois Co.
3.70%, 12/01/47 (a)	150,000	162,449
4.50%, 03/15/49 (a)	250,000	306,105
3.25%, 03/15/50 (a)	100,000	101,262
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	522,962
3.30%, 06/01/27 (a)	300,000	312,595
7.00%, 04/01/38	750,000	1,068,690
4.45%, 06/01/45 (a)	500,000	575,967
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	260,233
4.35%, 11/15/45 (a)	1,000,000	1,152,425
Avangrid, Inc.
3.15%, 12/01/24 (a)	500,000	516,737
3.80%, 06/01/29 (a)	145,000	154,101

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Avista Corp.
4.35%, 06/01/48 (a)	150,000	173,743
Baltimore Gas & Electric Co.
3.50%, 08/15/46 (a)	250,000	256,926
3.75%, 08/15/47 (a)	100,000	107,265
3.20%, 09/15/49 (a)	150,000	148,076
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	250,000	251,555
3.25%, 04/15/28 (a)	1,500,000	1,588,665
6.13%, 04/01/36	737,000	1,014,156
5.95%, 05/15/37	250,000	338,235
5.15%, 11/15/43 (a)	200,000	255,193
4.50%, 02/01/45 (a)	350,000	413,530
3.80%, 07/15/48 (a)	250,000	270,662
Black Hills Corp.
4.35%, 05/01/33 (a)	400,000	442,276
4.20%, 09/15/46 (a)	100,000	105,896
3.88%, 10/15/49 (a)	100,000	100,454
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (a)	128,000	134,785
4.25%, 02/01/49 (a)	300,000	353,692
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	300,000	302,824
3.85%, 02/01/24 (a)	250,000	263,899
4.25%, 11/01/28 (a)	750,000	815,539
2.95%, 03/01/30 (a)	400,000	396,486
3.70%, 09/01/49 (a)	150,000	148,376
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	145,000	150,140
3.38%, 09/15/29 (a)(e)	170,000	169,571
4.97%, 05/01/46 (a)	100,000	111,683
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	357,922
4.88%, 03/01/44 (a)	500,000	598,337
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	123,000	124,745
3.70%, 08/15/28 (a)	950,000	1,043,618
3.80%, 10/01/42 (a)	150,000	162,908
3.70%, 03/01/45 (a)	250,000	267,907
3.65%, 06/15/46 (a)	250,000	265,070
3.75%, 08/15/47 (a)	100,000	108,349
4.00%, 03/01/49 (a)	150,000	168,683
3.20%, 11/15/49 (a)	100,000	99,184
Connecticut Light & Power Co.
4.30%, 04/15/44 (a)	100,000	118,472
4.00%, 04/01/48 (a)	400,000	461,830
Consolidated Edison Co. of New York, Inc.
6.75%, 04/01/38	500,000	721,425
5.50%, 12/01/39	250,000	324,377
5.70%, 06/15/40	150,000	198,976
3.95%, 03/01/43 (a)	1,000,000	1,088,325
4.45%, 03/15/44 (a)	1,150,000	1,342,056
4.13%, 05/15/49 (a)	150,000	171,359
4.63%, 12/01/54 (a)	225,000	274,545
4.50%, 05/15/58 (a)	150,000	174,847
3.70%, 11/15/59 (a)	200,000	207,836
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	250,000	250,366
Consumers Energy Co.
3.38%, 08/15/23 (a)	500,000	523,037
3.95%, 05/15/43 (a)	250,000	280,699
4.35%, 04/15/49 (a)	150,000	182,099
3.10%, 08/15/50 (a)	250,000	250,316
Dayton Power & Light Co.
3.95%, 06/15/49 (a)(e)	250,000	257,171
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	524,862
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	100,000	125,701
5.45%, 02/01/41 (a)	100,000	130,455
5.10%, 06/01/65 (a)	100,000	130,706
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	250,000	249,996
2.72%, 08/15/21	200,000	201,805
2.75%, 09/15/22 (a)	250,000	253,668
2.85%, 08/15/26 (a)	500,000	506,665
4.25%, 06/01/28 (a)	150,000	166,233
6.30%, 03/15/33	45,000	58,917
5.25%, 08/01/33	500,000	606,880
7.00%, 06/15/38	200,000	278,542
4.90%, 08/01/41 (a)	300,000	356,433
4.05%, 09/15/42 (a)	500,000	528,972
4.60%, 03/15/49 (a)	150,000	174,654
DTE Electric Co.
3.70%, 06/01/46 (a)	500,000	545,817
4.05%, 05/15/48 (a)	150,000	174,993
3.95%, 03/01/49 (a)	389,000	447,222
DTE Energy Co.
3.30%, 06/15/22 (a)	500,000	512,235
3.70%, 08/01/23 (a)	250,000	260,816
3.50%, 06/01/24 (a)	140,000	145,870
2.53%, 10/01/24	350,000	351,234
2.85%, 10/01/26 (a)	395,000	398,519
3.40%, 06/15/29 (a)	200,000	206,502
2.95%, 03/01/30 (a)	200,000	198,841
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	236,000	262,646
2.45%, 08/15/29 (a)	200,000	199,487
6.10%, 06/01/37	250,000	340,992
6.05%, 04/15/38	1,255,000	1,731,913
5.30%, 02/15/40	600,000	775,410
4.25%, 12/15/41 (a)	250,000	287,585
3.75%, 06/01/45 (a)	750,000	812,509
3.88%, 03/15/46 (a)	250,000	276,569
Duke Energy Corp.
1.80%, 09/01/21 (a)	500,000	499,570
3.55%, 09/15/21 (a)	250,000	255,813
3.05%, 08/15/22 (a)	950,000	972,472
3.75%, 04/15/24 (a)	1,000,000	1,061,020
2.65%, 09/01/26 (a)	500,000	503,542
3.15%, 08/15/27 (a)	200,000	206,695
3.40%, 06/15/29 (a)	350,000	366,861
3.75%, 09/01/46 (a)	200,000	206,819
3.95%, 08/15/47 (a)	250,000	266,783
4.20%, 06/15/49 (a)	200,000	221,778
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	1,250,000	1,309,337
2.50%, 12/01/29 (a)	150,000	149,808
5.65%, 04/01/40	250,000	332,506
3.85%, 11/15/42 (a)	250,000	271,055
Duke Energy Indiana LLC
3.25%, 10/01/49 (a)	200,000	202,045
Duke Energy Ohio, Inc.
4.30%, 02/01/49 (a)	150,000	176,441
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	150,000	158,669
4.10%, 05/15/42 (a)	200,000	226,580
4.15%, 12/01/44 (a)	900,000	1,023,579
3.70%, 10/15/46 (a)	500,000	533,637
3.60%, 09/15/47 (a)	150,000	157,652

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Edison International
2.95%, 03/15/23 (a)	500,000	500,612
3.55%, 11/15/24 (a)	200,000	204,786
5.75%, 06/15/27 (a)	100,000	112,527
El Paso Electric Co.
6.00%, 05/15/35	69,000	85,489
Emera US Finance LP
2.70%, 06/15/21 (a)	150,000	151,370
3.55%, 06/15/26 (a)	187,000	194,755
4.75%, 06/15/46 (a)	100,000	116,032
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	500,000	529,845
Entergy Corp.
4.00%, 07/15/22 (a)	500,000	522,795
2.95%, 09/01/26 (a)	250,000	254,498
Entergy Louisiana LLC
5.40%, 11/01/24	150,000	171,908
2.40%, 10/01/26 (a)	500,000	498,147
3.12%, 09/01/27 (a)	150,000	156,131
4.00%, 03/15/33 (a)	150,000	169,504
4.95%, 01/15/45 (a)	500,000	543,400
4.20%, 09/01/48 (a)	200,000	233,191
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	150,000	164,626
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	247,000	272,894
3.55%, 09/30/49 (a)	200,000	205,781
Evergy Kansas Central, Inc.
4.13%, 03/01/42 (a)	250,000	279,859
4.10%, 04/01/43 (a)	650,000	731,331
4.25%, 12/01/45 (a)	250,000	292,637
Evergy Metro, Inc.
3.15%, 03/15/23 (a)	100,000	103,195
Evergy, Inc.
2.45%, 09/15/24 (a)	250,000	250,683
2.90%, 09/15/29 (a)	250,000	249,291
Eversource Energy
2.75%, 03/15/22 (a)	250,000	253,711
2.80%, 05/01/23 (a)	100,000	101,629
3.80%, 12/01/23 (a)	500,000	527,405
3.30%, 01/15/28 (a)	250,000	258,709
Exelon Corp.
2.45%, 04/15/21 (a)	250,000	251,356
3.50%, 06/01/22 (a)	200,000	205,388
3.95%, 06/15/25 (a)	500,000	537,735
4.95%, 06/15/35 (a)(e)	250,000	289,290
5.63%, 06/15/35	250,000	310,965
5.10%, 06/15/45 (a)	100,000	120,273
4.45%, 04/15/46 (a)	500,000	563,500
Exelon Generation Co. LLC
4.25%, 06/15/22 (a)	500,000	523,197
6.25%, 10/01/39	750,000	904,575
5.60%, 06/15/42 (a)	250,000	283,092
FirstEnergy Corp.
4.25%, 03/15/23 (a)	300,000	316,558
3.90%, 07/15/27 (a)	750,000	803,632
7.38%, 11/15/31	500,000	706,832
4.85%, 07/15/47 (a)	500,000	591,357
Florida Power & Light Co.
2.75%, 06/01/23 (a)	250,000	256,458
3.25%, 06/01/24 (a)	250,000	261,818
3.13%, 12/01/25 (a)	500,000	526,517
4.95%, 06/01/35	150,000	186,801
5.95%, 02/01/38	150,000	209,838
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.96%, 04/01/39	500,000	707,797
4.13%, 02/01/42 (a)	150,000	172,316
4.05%, 06/01/42 (a)	350,000	400,066
3.80%, 12/15/42 (a)	275,000	303,926
3.70%, 12/01/47 (a)	605,000	666,716
3.95%, 03/01/48 (a)	250,000	286,271
4.13%, 06/01/48 (a)	150,000	176,248
3.99%, 03/01/49 (a)	150,000	173,630
3.15%, 10/01/49 (a)	250,000	253,144
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	316,964
Georgia Power Co.
2.85%, 05/15/22	1,000,000	1,020,175
2.20%, 09/15/24 (a)	150,000	150,266
3.25%, 03/30/27 (a)	100,000	103,659
2.65%, 09/15/29 (a)	100,000	99,135
4.75%, 09/01/40	100,000	114,087
4.30%, 03/15/42	150,000	165,397
4.30%, 03/15/43	100,000	109,462
Indiana Michigan Power Co.
Series L
3.75%, 07/01/47 (a)	250,000	266,521
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	200,000	208,910
4.10%, 09/26/28 (a)	100,000	110,019
6.25%, 07/15/39	350,000	469,180
3.70%, 09/15/46 (a)	50,000	50,969
ITC Holdings Corp.
3.25%, 06/30/26 (a)	600,000	618,669
3.35%, 11/15/27 (a)	100,000	104,256
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	150,000	173,449
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	219,166
4.80%, 09/15/43 (a)	150,000	185,451
3.95%, 08/01/47 (a)	300,000	338,914
3.65%, 08/01/48 (a)	250,000	270,010
4.25%, 07/15/49 (a)	350,000	421,921
3.15%, 04/15/50 (a)	200,000	198,486
National Rural Utilities Cooperative Finance Corp.
2.90%, 03/15/21	250,000	253,255
2.40%, 04/25/22 (a)	250,000	252,825
2.30%, 09/15/22 (a)	250,000	252,476
3.40%, 11/15/23 (a)	250,000	263,346
2.95%, 02/07/24 (a)	410,000	423,106
3.25%, 11/01/25 (a)	400,000	422,714
3.40%, 02/07/28 (a)	250,000	265,958
3.90%, 11/01/28 (a)	250,000	275,762
5.25%, 04/20/46 (a)(b)	800,000	871,532
Nevada Power Co.
3.70%, 05/01/29 (a)	750,000	810,791
6.65%, 04/01/36	500,000	700,527
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	150,000	154,618
2.40%, 09/01/21	500,000	504,030
3.20%, 02/25/22	250,000	255,971
2.80%, 01/15/23 (a)	100,000	101,712
3.25%, 04/01/26 (a)	500,000	521,702
3.55%, 05/01/27 (a)	200,000	212,644
3.50%, 04/01/29 (a)	500,000	530,922
2.75%, 11/01/29 (a)	350,000	351,850
Northern States Power Co.
6.25%, 06/01/36	750,000	1,045,144
3.40%, 08/15/42 (a)	45,000	46,912
4.00%, 08/15/45 (a)	250,000	282,941

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.60%, 05/15/46 (a)	500,000	537,492
3.60%, 09/15/47 (a)	250,000	268,871
2.90%, 03/01/50 (a)	200,000	191,335
NorthWestern Corp.
4.18%, 11/15/44 (a)	450,000	507,382
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	157,441
3.25%, 05/15/29 (a)	250,000	265,641
5.50%, 03/15/40	150,000	192,221
4.40%, 03/01/44 (a)	150,000	174,606
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	187,274
5.38%, 11/01/40	150,000	185,058
5.05%, 10/01/48 (a)	100,000	118,178
5.25%, 09/01/50	150,000	180,765
Ohio Power Co.
5.38%, 10/01/21	250,000	265,039
4.00%, 06/01/49 (a)	250,000	283,834
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	125,000	131,730
4.15%, 04/01/47 (a)	240,000	265,709
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	350,000	358,456
3.70%, 11/15/28 (a)	65,000	71,086
7.00%, 05/01/32	250,000	358,265
4.55%, 12/01/41 (a)	1,200,000	1,439,394
3.75%, 04/01/45 (a)	200,000	218,004
4.10%, 11/15/48 (a)	150,000	174,037
3.80%, 06/01/49 (a)	150,000	165,464
3.10%, 09/15/49 (a)	200,000	198,075
PacifiCorp
3.85%, 06/15/21 (a)	150,000	153,859
3.50%, 06/15/29 (a)	100,000	107,970
7.70%, 11/15/31	100,000	146,935
6.35%, 07/15/38	350,000	492,819
4.13%, 01/15/49 (a)	250,000	286,375
4.15%, 02/15/50 (a)	300,000	346,102
PECO Energy Co.
3.90%, 03/01/48 (a)	1,000,000	1,118,350
3.00%, 09/15/49 (a)	100,000	96,461
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	263,851
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	500,000	521,845
3.40%, 06/01/23 (a)	750,000	774,349
5.00%, 03/15/44 (a)	250,000	289,931
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	703,517
3.95%, 06/01/47 (a)	100,000	111,079
4.15%, 06/15/48 (a)	750,000	859,357
Progress Energy, Inc.
4.40%, 01/15/21 (a)	250,000	254,965
7.75%, 03/01/31	250,000	352,019
PSEG Power LLC
3.00%, 06/15/21 (a)	1,793,000	1,814,310
Public Service Co. of Colorado
2.25%, 09/15/22 (a)	550,000	554,876
3.70%, 06/15/28 (a)	150,000	164,013
4.05%, 09/15/49 (a)	150,000	173,177
3.20%, 03/01/50 (a)	150,000	150,783
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	200,000	210,233
3.60%, 07/01/49 (a)	250,000	267,907
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Public Service Electric & Gas Co.
3.00%, 05/15/27 (a)	150,000	155,600
3.95%, 05/01/42 (a)	100,000	111,955
3.80%, 01/01/43 (a)	150,000	165,784
3.80%, 03/01/46 (a)	150,000	166,595
3.60%, 12/01/47 (a)	500,000	539,230
3.85%, 05/01/49 (a)	250,000	281,694
3.20%, 08/01/49 (a)	150,000	151,737
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	150,000	152,380
2.88%, 06/15/24 (a)	250,000	255,658
Puget Energy, Inc.
6.00%, 09/01/21	250,000	265,924
Puget Sound Energy, Inc.
5.80%, 03/15/40	200,000	269,589
5.64%, 04/15/41 (a)	250,000	329,477
4.30%, 05/20/45 (a)	150,000	173,396
4.22%, 06/15/48 (a)	250,000	289,632
3.25%, 09/15/49 (a)	150,000	149,876
San Diego Gas & Electric Co.
3.00%, 08/15/21	250,000	253,939
3.60%, 09/01/23 (a)	100,000	104,998
2.50%, 05/15/26 (a)	200,000	199,313
3.75%, 06/01/47 (a)	250,000	260,123
4.15%, 05/15/48 (a)	69,000	76,514
Sempra Energy
3.55%, 06/15/24 (a)	400,000	419,704
Southern California Edison Co.
2.40%, 02/01/22 (a)	500,000	502,900
3.50%, 10/01/23 (a)	250,000	260,333
4.20%, 03/01/29 (a)	150,000	165,759
6.65%, 04/01/29	500,000	603,527
2.85%, 08/01/29 (a)	150,000	151,027
5.35%, 07/15/35	250,000	297,756
5.55%, 01/15/37	500,000	614,385
5.95%, 02/01/38	500,000	636,767
5.50%, 03/15/40	200,000	246,145
4.05%, 03/15/42 (a)	105,000	109,531
3.90%, 03/15/43 (a)	100,000	102,957
4.65%, 10/01/43 (a)	250,000	283,730
4.00%, 04/01/47 (a)	500,000	528,012
4.13%, 03/01/48 (a)	400,000	429,674
4.88%, 03/01/49 (a)	150,000	178,062
Southern Co.
2.35%, 07/01/21 (a)	350,000	351,990
2.95%, 07/01/23 (a)	250,000	256,681
3.25%, 07/01/26 (a)	350,000	364,072
4.25%, 07/01/36 (a)	250,000	270,369
4.40%, 07/01/46 (a)	250,000	277,692
5.50%, 03/15/57 (a)(b)	50,000	52,587
Southern Power Co.
5.15%, 09/15/41	750,000	853,965
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	499,735
4.10%, 09/15/28 (a)	200,000	219,073
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	173,959
3.40%, 08/15/46 (a)	100,000	101,577
3.70%, 08/15/47 (a)	150,000	158,963
Tampa Electric Co.
4.30%, 06/15/48 (a)	850,000	990,322
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	250,000	258,306
4.85%, 12/01/48 (a)	100,000	122,578

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Union Electric Co.
3.50%, 03/15/29 (a)	850,000	915,990
3.90%, 09/15/42 (a)	115,000	126,491
4.00%, 04/01/48 (a)	250,000	280,780
3.25%, 10/01/49 (a)	100,000	99,685
Virginia Electric & Power Co.
2.95%, 01/15/22 (a)	250,000	254,669
2.75%, 03/15/23 (a)	281,000	287,497
3.45%, 02/15/24 (a)	250,000	261,998
3.15%, 01/15/26 (a)	250,000	261,181
3.50%, 03/15/27 (a)	700,000	747,869
2.88%, 07/15/29 (a)	150,000	153,251
6.00%, 05/15/37	550,000	744,186
8.88%, 11/15/38	150,000	255,064
4.45%, 02/15/44 (a)	500,000	584,725
3.80%, 09/15/47 (a)	500,000	541,712
4.60%, 12/01/48 (a)	150,000	185,360
3.30%, 12/01/49 (a)	200,000	203,793
WEC Energy Group, Inc.
3.38%, 06/15/21	250,000	255,105
3.55%, 06/15/25 (a)	150,000	159,375
Wisconsin Electric Power Co.
4.30%, 10/15/48 (a)	125,000	147,613
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	250,000	257,958
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	264,853
3.30%, 09/01/49 (a)	300,000	300,577
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	250,000	251,349
3.30%, 06/01/25 (a)	100,000	104,557
4.00%, 06/15/28 (a)	250,000	274,159
2.60%, 12/01/29 (a)	200,000	198,349
6.50%, 07/01/36	140,000	191,188
3.50%, 12/01/49 (a)	200,000	203,589
		123,070,018
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	650,000	677,014
2.63%, 09/15/29 (a)	100,000	101,280
5.50%, 06/15/41 (a)	150,000	194,810
4.13%, 10/15/44 (a)	100,000	113,633
4.30%, 10/01/48 (a)	250,000	295,336
4.13%, 03/15/49 (a)	150,000	173,743
3.38%, 09/15/49 (a)	150,000	152,768
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	53,820
5.85%, 01/15/41 (a)	250,000	316,509
4.10%, 09/01/47 (a)	200,000	211,542
National Grid USA
5.80%, 04/01/35	60,000	74,226
NiSource, Inc.
3.65%, 06/15/23 (a)	232,000	241,713
3.49%, 05/15/27 (a)	250,000	263,509
2.95%, 09/01/29 (a)	100,000	100,121
4.80%, 02/15/44 (a)	875,000	1,018,172
5.65%, 02/01/45 (a)	300,000	383,617
4.38%, 05/15/47 (a)	150,000	166,969
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	105,099
4.66%, 02/01/44 (a)	300,000	359,262
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	300,000	321,570
3.64%, 11/01/46 (a)	110,000	109,963
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sempra Energy
2.88%, 10/01/22 (a)	150,000	152,862
2.90%, 02/01/23 (a)	250,000	255,011
4.05%, 12/01/23 (a)	200,000	213,534
3.75%, 11/15/25 (a)	385,000	407,569
3.25%, 06/15/27 (a)	150,000	155,233
3.40%, 02/01/28 (a)	250,000	259,714
3.80%, 02/01/38 (a)	300,000	314,508
6.00%, 10/15/39	350,000	461,993
4.00%, 02/01/48 (a)	250,000	262,900
Southern California Gas Co.
2.60%, 06/15/26 (a)	500,000	502,862
4.13%, 06/01/48 (a)	150,000	167,847
4.30%, 01/15/49 (a)	50,000	57,278
3.95%, 02/15/50 (a)	150,000	165,848
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	103,372
3.95%, 10/01/46 (a)	650,000	676,325
4.40%, 05/30/47 (a)	250,000	277,176
Southwest Gas Corp.
4.15%, 06/01/49 (a)	100,000	110,093
Washington Gas Light Co.
3.80%, 09/15/46 (a)	55,000	57,256
3.65%, 09/15/49 (a)	250,000	252,971
		10,289,028
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	250,000	263,067
3.75%, 09/01/28 (a)	250,000	270,209
3.45%, 06/01/29 (a)	250,000	264,799
6.59%, 10/15/37	450,000	642,418
3.75%, 09/01/47 (a)	500,000	529,595
4.20%, 09/01/48 (a)	250,000	284,729
4.15%, 06/01/49 (a)	150,000	170,390
Aqua America, Inc.
3.57%, 05/01/29 (a)	250,000	264,465
4.28%, 05/01/49 (a)	150,000	167,858
		2,857,530
		136,216,576
Total Corporates
(Cost $1,727,781,452)		1,834,429,772

Treasuries 39.3% of net assets
Bonds
7.88%, 02/15/21	750,000	801,782
8.13%, 05/15/21	750,000	816,724
8.13%, 08/15/21	1,000,000	1,104,688
8.00%, 11/15/21 (c)	2,149,000	2,401,340
7.25%, 08/15/22	1,500,000	1,717,910
7.63%, 11/15/22	2,200,000	2,572,883
7.13%, 02/15/23	1,500,000	1,753,770
6.25%, 08/15/23	1,250,000	1,452,881
7.50%, 11/15/24	750,000	952,998
7.63%, 02/15/25	500,000	644,902
6.88%, 08/15/25	500,000	637,598
6.00%, 02/15/26 (c)	1,891,000	2,355,551
6.75%, 08/15/26	1,209,000	1,584,451
6.50%, 11/15/26	1,250,000	1,630,859
6.63%, 02/15/27	1,000,000	1,322,344
6.38%, 08/15/27	500,000	662,109
6.13%, 11/15/27	2,438,000	3,205,780
5.50%, 08/15/28	1,750,000	2,254,492

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 11/15/28	750,000	955,840
5.25%, 02/15/29	2,778,000	3,556,491
6.13%, 08/15/29	4,750,000	6,517,520
6.25%, 05/15/30 (c)	3,135,000	4,413,737
5.38%, 02/15/31	4,000,000	5,375,000
4.50%, 02/15/36	6,350,000	8,434,586
4.75%, 02/15/37	3,686,000	5,080,633
5.00%, 05/15/37	4,250,000	6,026,367
4.38%, 02/15/38 (c)	2,800,000	3,731,438
4.50%, 05/15/38	3,000,000	4,061,016
3.50%, 02/15/39 (c)	1,372,000	1,647,901
4.25%, 05/15/39	2,350,000	3,098,879
4.50%, 08/15/39	3,750,000	5,099,121
4.38%, 11/15/39 (c)	3,831,000	5,136,832
4.63%, 02/15/40	7,115,000	9,855,943
4.38%, 05/15/40	5,600,000	7,534,625
3.88%, 08/15/40	4,800,000	6,063,000
4.25%, 11/15/40 (c)	4,659,000	6,179,727
4.75%, 02/15/41	6,000,000	8,482,031
4.38%, 05/15/41 (c)	4,400,000	5,943,438
3.75%, 08/15/41	5,323,000	6,623,808
3.13%, 11/15/41	5,200,000	5,912,563
3.13%, 02/15/42 (c)	6,090,000	6,924,045
3.00%, 05/15/42	5,000,000	5,575,391
2.75%, 08/15/42	7,899,000	8,457,484
2.75%, 11/15/42	9,770,000	10,455,427
3.13%, 02/15/43	10,100,000	11,483,227
2.88%, 05/15/43	14,699,000	16,055,212
3.63%, 08/15/43	11,433,000	14,055,444
3.75%, 11/15/43	13,268,000	16,632,682
3.63%, 02/15/44	13,995,000	17,242,277
3.38%, 05/15/44	13,312,000	15,794,480
3.13%, 08/15/44	14,900,000	16,996,477
3.00%, 11/15/44	14,150,000	15,814,836
2.50%, 02/15/45	12,800,000	13,098,000
3.00%, 05/15/45	13,550,000	15,168,590
2.88%, 08/15/45	12,850,000	14,083,801
3.00%, 11/15/45	12,350,000	13,851,297
2.50%, 02/15/46	8,300,000	8,496,477
2.50%, 05/15/46	12,800,000	13,104,000
2.25%, 08/15/46	14,000,000	13,645,625
2.88%, 11/15/46	8,685,000	9,553,500
3.00%, 02/15/47	10,450,000	11,773,395
3.00%, 05/15/47	9,500,000	10,702,344
2.75%, 08/15/47	14,450,000	15,540,523
2.75%, 11/15/47	14,650,000	15,753,328
3.00%, 02/15/48	9,350,000	10,542,856
3.13%, 05/15/48	15,940,000	18,406,964
3.00%, 08/15/48	16,350,000	18,470,391
3.38%, 11/15/48	11,400,000	13,793,109
3.00%, 02/15/49	17,150,000	19,402,277
2.88%, 05/15/49	18,500,000	20,454,062
2.25%, 08/15/49	17,800,000	17,324,406
2.38%, 11/15/49	12,400,000	12,400,000
Notes
2.00%, 01/15/21	8,000,000	8,031,562
1.38%, 01/31/21	9,000,000	8,976,621
2.25%, 02/15/21	1,500,000	1,510,488
3.63%, 02/15/21 (c)	10,073,000	10,296,101
1.13%, 02/28/21	8,000,000	7,954,844
2.00%, 02/28/21	2,965,000	2,977,972
2.50%, 02/28/21	42,300,000	42,724,652
2.38%, 03/15/21	9,050,000	9,131,132
1.25%, 03/31/21	9,000,000	8,961,328
2.25%, 03/31/21	29,576,000	29,807,640
2.38%, 04/15/21	7,100,000	7,170,584
1.38%, 04/30/21	16,000,000	15,955,937
2.25%, 04/30/21	7,286,000	7,349,468
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 05/15/21	21,200,000	21,496,055
3.13%, 05/15/21	3,500,000	3,572,529
1.38%, 05/31/21	10,800,000	10,768,992
2.00%, 05/31/21	3,034,000	3,051,540
2.13%, 05/31/21	21,200,000	21,357,758
2.63%, 06/15/21	9,500,000	9,640,459
1.13%, 06/30/21	11,500,000	11,423,184
1.63%, 06/30/21	12,000,000	12,006,797
2.13%, 06/30/21	5,512,000	5,556,462
2.63%, 07/15/21	10,000,000	10,156,836
1.13%, 07/31/21	12,700,000	12,608,223
1.75%, 07/31/21	10,600,000	10,626,914
2.25%, 07/31/21	7,800,000	7,880,285
2.13%, 08/15/21	14,421,900	14,544,712
2.75%, 08/15/21	36,250,000	36,917,651
1.13%, 08/31/21	6,700,000	6,649,227
1.50%, 08/31/21	6,700,000	6,690,316
2.00%, 08/31/21	3,750,000	3,775,269
2.75%, 09/15/21 (c)	32,700,000	33,333,562
1.13%, 09/30/21	9,400,000	9,325,828
1.50%, 09/30/21	13,000,000	12,981,973
2.13%, 09/30/21	6,250,000	6,307,129
2.88%, 10/15/21	12,200,000	12,475,215
1.25%, 10/31/21	9,450,000	9,395,183
1.50%, 10/31/21	15,000,000	14,980,664
2.00%, 10/31/21	7,900,000	7,960,330
2.00%, 11/15/21	12,300,000	12,399,937
2.88%, 11/15/21	12,000,000	12,285,000
1.50%, 11/30/21	18,000,000	17,977,500
1.75%, 11/30/21	11,800,000	11,838,719
1.88%, 11/30/21	9,000,000	9,053,965
2.63%, 12/15/21	11,000,000	11,220,215
1.63%, 12/31/21	4,000,000	4,005,234
2.00%, 12/31/21	7,500,000	7,561,377
2.13%, 12/31/21	9,250,000	9,348,462
2.50%, 01/15/22	18,000,000	18,328,359
1.50%, 01/31/22 (c)	9,100,000	9,087,914
1.88%, 01/31/22	14,800,000	14,889,031
2.00%, 02/15/22	13,600,000	13,718,469
2.50%, 02/15/22	12,500,000	12,739,258
1.75%, 02/28/22	7,500,000	7,529,004
1.88%, 02/28/22	7,100,000	7,144,930
2.38%, 03/15/22	7,000,000	7,122,227
1.75%, 03/31/22	6,050,000	6,073,869
1.88%, 03/31/22	12,200,000	12,280,062
2.25%, 04/15/22	13,000,000	13,193,984
1.75%, 04/30/22	9,000,000	9,036,563
1.88%, 04/30/22	9,724,000	9,790,093
1.75%, 05/15/22	7,000,000	7,028,164
2.13%, 05/15/22	10,000,000	10,125,781
1.75%, 05/31/22	10,000,000	10,042,188
1.88%, 05/31/22 (c)	7,700,000	7,754,742
1.75%, 06/15/22	6,000,000	6,025,547
1.75%, 06/30/22	10,500,000	10,545,937
2.13%, 06/30/22	4,000,000	4,053,750
1.75%, 07/15/22	25,000,000	25,102,539
1.88%, 07/31/22	6,800,000	6,849,938
2.00%, 07/31/22	9,500,000	9,600,566
1.50%, 08/15/22	7,500,000	7,485,059
1.63%, 08/15/22	18,911,000	18,936,116
1.63%, 08/31/22	8,500,000	8,509,629
1.88%, 08/31/22	9,000,000	9,068,555
1.50%, 09/15/22	7,000,000	6,985,508
1.75%, 09/30/22	6,250,000	6,276,856
1.88%, 09/30/22	8,500,000	8,567,070
1.38%, 10/15/22	13,500,000	13,419,844
1.88%, 10/31/22	10,000,000	10,077,344
2.00%, 10/31/22	9,000,000	9,100,195

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 11/15/22	22,677,000	22,695,602
2.00%, 11/30/22	30,600,000	30,953,812
1.63%, 12/15/22	8,000,000	8,008,438
2.13%, 12/31/22	10,000,000	10,154,688
1.75%, 01/31/23	11,300,000	11,349,437
2.38%, 01/31/23	10,500,000	10,740,762
2.00%, 02/15/23	16,894,000	17,097,256
1.50%, 02/28/23	7,500,000	7,475,684
2.63%, 02/28/23	7,500,000	7,733,789
1.50%, 03/31/23 (c)	7,000,000	6,976,758
2.50%, 03/31/23	8,100,000	8,326,863
1.63%, 04/30/23	8,000,000	8,001,875
2.75%, 04/30/23	7,700,000	7,980,930
1.75%, 05/15/23 (c)	14,500,000	14,560,606
1.63%, 05/31/23	9,300,000	9,302,543
2.75%, 05/31/23	15,500,000	16,075,195
1.38%, 06/30/23	5,500,000	5,453,809
2.63%, 06/30/23	23,000,000	23,781,641
1.25%, 07/31/23	6,250,000	6,167,969
2.75%, 07/31/23	2,900,000	3,012,375
2.50%, 08/15/23	17,176,000	17,697,989
1.38%, 08/31/23	6,000,000	5,946,328
2.75%, 08/31/23	4,000,000	4,157,344
1.38%, 09/30/23	6,750,000	6,685,928
2.88%, 09/30/23	25,500,000	26,639,531
1.63%, 10/31/23	7,750,000	7,745,459
2.88%, 10/31/23	8,100,000	8,468,297
2.75%, 11/15/23	13,296,000	13,842,902
2.13%, 11/30/23	11,250,000	11,453,027
2.88%, 11/30/23	17,500,000	18,308,008
2.25%, 12/31/23	4,750,000	4,859,844
2.63%, 12/31/23	17,800,000	18,468,195
2.25%, 01/31/24	4,700,000	4,809,973
2.50%, 01/31/24	24,000,000	24,795,937
2.75%, 02/15/24	16,619,000	17,339,590
2.13%, 02/29/24	9,250,000	9,423,438
2.38%, 02/29/24	11,000,000	11,316,250
2.13%, 03/31/24	22,250,000	22,667,187
2.00%, 04/30/24	5,500,000	5,576,699
2.25%, 04/30/24	27,500,000	28,168,164
2.50%, 05/15/24	22,730,000	23,526,438
2.00%, 05/31/24	22,500,000	22,815,527
1.75%, 06/30/24	12,750,000	12,792,334
2.00%, 06/30/24	8,250,000	8,365,693
1.75%, 07/31/24	16,000,000	16,054,375
2.13%, 07/31/24	7,500,000	7,647,363
2.38%, 08/15/24	20,500,000	21,133,418
1.25%, 08/31/24	15,400,000	15,108,242
1.88%, 08/31/24	1,000,000	1,008,828
1.50%, 09/30/24	11,000,000	10,910,195
2.13%, 09/30/24	14,300,000	14,588,234
1.50%, 10/31/24	14,500,000	14,381,621
2.25%, 10/31/24	9,250,000	9,493,897
2.25%, 11/15/24	19,600,000	20,119,094
1.50%, 11/30/24	20,000,000	19,841,406
2.13%, 11/30/24	9,000,000	9,185,625
1.75%, 12/31/24	10,000,000	10,033,594
2.25%, 12/31/24	9,000,000	9,242,227
2.50%, 01/31/25	8,000,000	8,315,625
2.00%, 02/15/25	6,000,000	6,089,063
2.75%, 02/28/25	6,900,000	7,258,207
2.63%, 03/31/25	19,350,000	20,242,670
2.88%, 04/30/25	6,000,000	6,354,844
2.13%, 05/15/25	17,612,400	17,981,160
2.88%, 05/31/25	7,300,000	7,734,578
2.75%, 06/30/25	8,000,000	8,429,062
2.88%, 07/31/25	8,000,000	8,485,312
2.00%, 08/15/25	22,700,000	23,017,445
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 08/31/25	9,750,000	10,280,537
3.00%, 09/30/25	13,700,000	14,637,059
3.00%, 10/31/25	6,500,000	6,948,398
2.25%, 11/15/25	19,900,000	20,448,805
2.88%, 11/30/25	15,200,000	16,151,781
2.63%, 12/31/25	9,700,000	10,175,148
2.63%, 01/31/26	7,000,000	7,343,984
1.63%, 02/15/26	20,700,000	20,520,492
2.50%, 02/28/26	17,800,000	18,551,633
2.25%, 03/31/26	10,100,000	10,380,512
2.38%, 04/30/26	9,500,000	9,836,211
1.63%, 05/15/26	18,411,000	18,228,328
2.13%, 05/31/26	13,400,000	13,671,664
1.88%, 06/30/26	11,500,000	11,558,398
1.88%, 07/31/26	11,500,000	11,552,109
1.50%, 08/15/26	18,750,000	18,391,113
1.38%, 08/31/26	10,500,000	10,216,172
1.63%, 09/30/26	7,500,000	7,412,109
1.63%, 10/31/26	16,500,000	16,298,906
2.00%, 11/15/26 (c)	12,500,000	12,646,484
1.63%, 11/30/26	12,000,000	11,850,938
2.25%, 02/15/27	20,250,000	20,825,859
2.38%, 05/15/27	14,750,000	15,304,277
2.25%, 08/15/27	17,300,000	17,797,375
2.25%, 11/15/27	18,600,000	19,134,750
2.75%, 02/15/28	19,850,000	21,168,164
2.88%, 05/15/28	20,800,000	22,408,750
2.88%, 08/15/28	20,700,000	22,328,508
3.13%, 11/15/28	23,950,000	26,358,098
2.63%, 02/15/29	22,200,000	23,547,609
2.38%, 05/15/29 (c)	30,350,000	31,573,484
1.63%, 08/15/29	27,700,000	27,011,828
1.75%, 11/15/29	17,000,000	16,759,609
Total Treasuries
(Cost $2,819,465,648)		2,902,861,698

Government Related 5.6% of net assets

Agency 2.4%
Foreign 1.2%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.88%, 01/20/21	1,000,000	1,001,405
2.88%, 09/07/21	250,000	254,853
2.38%, 10/01/21	250,000	252,871
2.63%, 01/31/22	350,000	356,480
1.63%, 09/17/22	500,000	499,113
2.88%, 03/13/23	500,000	518,147
		2,882,869
British Virgin 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	950,000	966,031
2.88%, 09/30/29 (a)	300,000	300,111
3.30%, 09/30/49 (a)	200,000	193,027
		1,459,169
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	700,000	750,810
4.88%, 04/30/44	250,000	306,521
Export Development Canada
1.50%, 05/26/21	250,000	249,433
1.38%, 10/21/21	250,000	248,808

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 07/18/22	750,000	751,751
2.50%, 01/24/23	500,000	512,325
2.75%, 03/15/23	450,000	465,113
2.63%, 02/21/24	750,000	775,826
Nexen, Inc.
5.88%, 03/10/35	600,000	767,145
6.40%, 05/15/37	750,000	1,029,667
		5,857,399
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.64%, 05/26/21	250,000	250,889
2.45%, 10/20/21	250,000	250,362
		501,251
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	500,000	555,502
4.13%, 01/16/25	377,000	397,530
5.38%, 06/26/26 (a)	578,000	649,345
7.38%, 09/18/43	250,000	338,683
5.88%, 05/28/45	600,000	707,607
		2,648,667
Germany 0.4%
FMS Wertmanagement
2.00%, 08/01/22 (j)	500,000	504,133
2.75%, 03/06/23 (j)	275,000	284,068
2.75%, 01/30/24 (j)	500,000	519,400
Kreditanstalt fuer Wiederaufbau
1.63%, 03/15/21 (j)	500,000	499,730
2.38%, 03/24/21 (j)	850,000	857,352
2.63%, 04/12/21 (j)	1,250,000	1,265,200
1.50%, 06/15/21 (j)	1,850,000	1,846,152
2.38%, 08/25/21 (j)	1,000,000	1,011,765
3.13%, 12/15/21 (j)	1,500,000	1,542,915
2.63%, 01/25/22 (j)	1,250,000	1,274,569
2.50%, 02/15/22 (j)	1,600,000	1,628,056
2.13%, 03/07/22 (j)	1,450,000	1,464,870
2.13%, 06/15/22 (j)	1,500,000	1,517,085
1.75%, 08/22/22 (j)	250,000	250,635
2.00%, 09/29/22 (j)	3,000,000	3,027,915
2.00%, 10/04/22 (j)	250,000	252,300
2.38%, 12/29/22 (j)	1,700,000	1,735,598
2.13%, 01/17/23 (j)	650,000	658,866
2.63%, 02/28/24 (j)	1,500,000	1,553,452
1.38%, 08/05/24 (j)	1,150,000	1,131,778
2.50%, 11/20/24 (j)	3,450,000	3,571,664
2.88%, 04/03/28 (j)	1,100,000	1,179,442
1.75%, 09/14/29 (j)	700,000	685,769
0.00%, 06/29/37 (j)(k)	750,000	498,210
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (j)	300,000	300,449
2.25%, 10/01/21 (j)	1,000,000	1,010,065
2.00%, 12/06/21 (j)	200,000	201,297
2.00%, 01/13/25 (j)	650,000	657,166
2.38%, 06/10/25 (j)	500,000	515,062
1.75%, 07/27/26 (j)	500,000	496,118
2.50%, 11/15/27 (j)	500,000	521,660
		32,462,741
Japan 0.2%
Japan Bank for International Cooperation
1.50%, 07/21/21	250,000	248,809
2.00%, 11/04/21	300,000	300,839
2.50%, 06/01/22	250,000	253,656
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 07/21/22	1,500,000	1,518,255
2.38%, 11/16/22	2,300,000	2,328,853
3.25%, 07/20/23	250,000	261,345
2.50%, 05/23/24	950,000	969,095
1.75%, 10/17/24	300,000	296,051
2.50%, 05/28/25	200,000	204,338
2.25%, 11/04/26	1,000,000	1,004,020
2.88%, 06/01/27	450,000	470,981
2.88%, 07/21/27	450,000	471,105
2.75%, 11/16/27	1,200,000	1,246,596
3.25%, 07/20/28	750,000	810,251
3.50%, 10/31/28	350,000	385,410
2.00%, 10/17/29	700,000	683,378
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	198,492
		11,651,474
Mexico 0.2%
Petroleos Mexicanos
4.88%, 01/24/22	350,000	362,826
5.38%, 03/13/22	150,000	157,417
3.50%, 01/30/23	400,000	403,422
4.63%, 09/21/23	750,000	786,041
4.88%, 01/18/24	850,000	895,586
4.50%, 01/23/26	550,000	547,720
6.88%, 08/04/26	950,000	1,046,401
6.49%, 01/23/27 (a)(e)	400,000	427,156
6.50%, 03/13/27	1,600,000	1,698,640
5.35%, 02/12/28	800,000	796,644
6.50%, 01/23/29	800,000	842,008
6.84%, 01/23/30 (a)(e)	1,750,000	1,874,731
6.63%, 06/15/35	760,000	778,118
6.63%, 06/15/38	150,000	150,646
6.50%, 06/02/41	900,000	895,950
5.50%, 06/27/44	450,000	403,589
6.38%, 01/23/45	1,000,000	971,190
5.63%, 01/23/46 (e)	500,000	451,598
6.75%, 09/21/47	1,800,000	1,817,433
6.35%, 02/12/48	953,000	921,956
7.69%, 01/23/50 (a)(e)	1,800,000	1,970,802
		18,199,874
Netherlands 0.0%
Syngenta Finance
3.13%, 03/28/22	150,000	151,518
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	500,000	513,450
2.45%, 01/17/23	600,000	609,891
2.65%, 01/15/24	100,000	102,485
3.70%, 03/01/24	550,000	586,512
3.25%, 11/10/24	150,000	158,153
3.63%, 09/10/28 (a)	250,000	275,334
4.25%, 11/23/41	1,000,000	1,161,470
4.80%, 11/08/43	210,000	265,212
3.25%, 11/18/49 (a)	250,000	252,909
		3,925,416
Republic of Korea 0.1%
Export-Import Bank of Korea
4.38%, 09/15/21	850,000	883,664
2.75%, 01/25/22	200,000	203,055
5.00%, 04/11/22	500,000	532,910
4.00%, 01/14/24	250,000	267,701
2.38%, 06/25/24	200,000	201,775

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 01/21/25	1,250,000	1,288,275
3.25%, 11/10/25	2,000,000	2,110,010
Korea Development Bank
2.50%, 01/13/21	250,000	251,343
3.38%, 03/12/23	200,000	207,572
3.75%, 01/22/24	300,000	318,431
2.13%, 10/01/24	200,000	199,635
3.38%, 09/16/25	500,000	530,140
		6,994,511
Sweden 0.1%
Svensk Exportkredit AB
1.75%, 03/10/21	750,000	750,169
2.38%, 04/09/21	250,000	251,975
2.88%, 05/22/21	750,000	761,726
2.38%, 03/09/22	1,150,000	1,165,559
2.00%, 08/30/22	350,000	352,476
1.75%, 12/12/23	250,000	250,118
		3,532,023
		90,266,912
U.S. 1.2%
CNOOC Finance 2015 USA LLC
3.75%, 05/02/23	250,000	260,260
3.50%, 05/05/25	450,000	471,659
4.38%, 05/02/28	450,000	499,876
Fannie Mae
1.38%, 02/26/21	1,500,000	1,496,467
1.38%, 10/07/21	1,000,000	996,330
2.00%, 01/05/22	250,000	252,029
1.88%, 04/05/22	3,000,000	3,021,345
2.38%, 01/19/23	3,000,000	3,067,350
2.50%, 02/05/24	6,000,000	6,187,230
2.13%, 04/24/26	6,000,000	6,095,580
1.88%, 09/24/26	2,000,000	1,997,660
7.13%, 01/15/30 (c)	527,000	763,370
7.25%, 05/15/30	1,000,000	1,471,075
6.63%, 11/15/30	1,200,000	1,712,220
5.63%, 07/15/37	1,000,000	1,449,350
Federal Farm Credit Bank
1.95%, 11/02/21	1,250,000	1,255,950
1.92%, 04/19/22 (a)	1,500,000	1,499,377
Federal Home Loan Bank
1.38%, 02/18/21	1,000,000	997,760
1.88%, 07/07/21	3,100,000	3,113,578
1.13%, 07/14/21	1,000,000	993,215
3.00%, 10/12/21	5,200,000	5,327,868
1.88%, 11/29/21	3,850,000	3,871,964
2.38%, 06/10/22	400,000	407,666
2.13%, 03/10/23	250,000	253,814
2.50%, 02/13/24	1,600,000	1,650,808
2.88%, 06/14/24	1,075,000	1,126,363
5.38%, 08/15/24	1,750,000	2,027,961
3.25%, 11/16/28	5,000,000	5,475,575
5.50%, 07/15/36	400,000	562,928
Freddie Mac
2.38%, 02/16/21	8,000,000	8,069,800
1.13%, 08/12/21	7,000,000	6,948,585
2.38%, 01/13/22 (c)	5,351,000	5,432,630
6.75%, 09/15/29	500,000	702,080
6.75%, 03/15/31 (c)	1,564,000	2,269,419
6.25%, 07/15/32	700,000	1,008,511
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,097,560
6.75%, 11/01/25	488,000	618,506
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 02/01/27	500,000	528,765
5.25%, 09/15/39	750,000	1,035,517
4.63%, 09/15/60	100,000	137,636
		87,155,637
		177,422,549

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24 (c)	1,160,000	1,461,641
Province of Alberta
2.20%, 07/26/22	100,000	101,042
3.35%, 11/01/23	350,000	369,761
2.95%, 01/23/24	350,000	364,448
1.88%, 11/13/24	700,000	698,740
3.30%, 03/15/28	1,500,000	1,626,517
Province of British Columbia
2.65%, 09/22/21	250,000	254,081
2.00%, 10/23/22	550,000	554,474
1.75%, 09/27/24	500,000	498,740
2.25%, 06/02/26	450,000	456,629
Province of Manitoba
2.13%, 05/04/22	390,000	393,192
2.60%, 04/16/24	250,000	257,194
2.13%, 06/22/26	750,000	751,526
Province of New Brunswick
2.50%, 12/12/22	250,000	254,410
3.63%, 02/24/28	200,000	219,538
Province of Ontario
2.55%, 02/12/21	1,000,000	1,008,625
2.50%, 09/10/21	1,000,000	1,012,705
2.40%, 02/08/22	500,000	506,510
2.55%, 04/25/22	500,000	508,803
2.45%, 06/29/22	1,500,000	1,524,577
3.40%, 10/17/23	750,000	793,504
3.05%, 01/29/24	750,000	784,219
3.20%, 05/16/24	500,000	527,220
2.50%, 04/27/26	500,000	513,317
2.30%, 06/15/26	500,000	507,283
2.00%, 10/02/29	400,000	393,958
Province of Quebec
2.75%, 08/25/21	750,000	762,697
2.38%, 01/31/22	850,000	861,131
2.63%, 02/13/23	250,000	256,674
7.13%, 02/09/24	1,000,000	1,202,400
2.50%, 04/09/24	200,000	205,395
2.88%, 10/16/24	650,000	680,189
2.75%, 04/12/27	500,000	522,665
7.50%, 09/15/29	168,000	243,414
		21,077,219
		21,077,219
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
5.94%, 02/15/47	200,000	278,249
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	500,000	667,135
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	426,771

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	500,000	801,705
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	600,000	971,109
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,350,000	2,039,121
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,400,000	2,241,883
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	1,050,000	1,605,355
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	865,000	1,318,563
GO Bonds
7.60%, 11/01/40	200,000	328,344
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	215,414
Series C
4.47%, 01/01/49	150,000	179,849
Chicago Transit Authority
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	395,000	533,553
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	200,000	270,152
City of Chicago IL
GO Bonds Series 2012
5.43%, 01/01/42	350,000	361,837
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	279,914
City of New York NY
GO Bonds Series 2010
6.25%, 06/01/35 (a)	750,000	763,200
City of San Antonio TX Electric & Gas Systems Revenue
RB Series 2012
4.43%, 02/01/42	200,000	229,942
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	235,890
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	461,775
Series D
2.66%, 09/01/39	150,000	144,144
GO (Build America Bonds) Series 2009
5.46%, 12/01/39 (c)	100,000	129,651
Series D
2.81%, 09/01/43	150,000	142,785
Series H
2.90%, 09/01/49	200,000	190,667
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	262,646
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	891,407
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	545,814
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	151,130
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	331,958
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	199,928
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	368,226
Dallas/Fort Worth International Airport
Series A
2.99%, 11/01/38	150,000	148,475
District of Columbia
Series E
5.59%, 12/01/34	350,000	432,882
Florida State Board of Administration Finance Corp.
Series A
2.64%, 07/01/21	100,000	101,249
Georgia Municipal Electric Authority
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	248,000	333,917
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	255,812
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	480,000	499,475
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,980,000	2,135,450
JobsOhio Beverage System
Series B
4.53%, 01/01/35	100,000	116,926
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	391,533
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	362,891
5.75%, 07/01/34	150,000	191,428
GO (Build America Bonds) Series 2010
6.76%, 07/01/34 (c)	450,000	616,909
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	867,872
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	547,475
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	927,777
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	351,211
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	80,470
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	350,000	440,167
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	1,037,866
RB Series 2019B
4.13%, 06/15/42	250,000	248,188

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	785,165
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	600,000	918,747
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	574,225
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41 (c)	300,000	417,660
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	355,288
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	359,455
New York State Dormitory Authority
RB Series 2009F
5.63%, 03/15/39	200,000	252,691
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	258,750
Series B
3.14%, 07/01/43	200,000	198,523
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	223,446
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	250,000	392,417
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	450,000	569,551
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	596,872
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	591,360
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	320,210
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	267,341
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	253,958
Consolidated Bonds 168th Series
4.93%, 10/01/51	450,000	583,639
Consolidated Bonds 174th Series
4.46%, 10/01/62	1,150,000	1,413,545
Regents of the University of California Medical Center Pooled Revenue
Series F
6.58%, 05/15/49	200,000	284,920
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	100,000	145,369
Rutgers The State University of New Jersey
Series R
3.27%, 05/01/43	100,000	98,434
Series P
3.92%, 05/01/19 (a)	150,000	148,235
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	150,000	147,555
RB Series B
3.82%, 01/01/48	200,000	201,565
Security Rate, Maturity Date	Face Amount ($)	Value ($)
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	433,165
San Diego County Water Authority Financing Corp.
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	495,215
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,500,000	1,542,345
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	1,014,435
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	604,448
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	1,130,000	1,359,317
University of California
RB Series 2019BD
3.35%, 07/01/29	200,000	214,211
RB Series AS
5.95%, 05/15/45	250,000	337,379
RB Series AD
4.86%, 05/15/12	250,000	309,355
RB Series 2015AQ
4.77%, 05/15/15	200,000	242,651
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	200,000	194,253
University of Virginia
Series C
4.18%, 09/01/17 (a)	150,000	175,277
Utah
GO (Build America Bonds) Series D
4.55%, 07/01/24	850,000	900,787
GO (Build America Bonds) Series B
3.54%, 07/01/25	525,000	553,862
Wisconsin
RB Series A
5.70%, 05/01/26	690,000	775,877
		47,167,588
		68,244,807

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	1,200,000	1,224,312
2.00%, 11/15/22	750,000	757,530
		1,981,842
Chile 0.0%
Chile Government International Bond
3.13%, 03/27/25	400,000	417,486
3.24%, 02/06/28 (a)	750,000	790,684
3.63%, 10/30/42	100,000	108,133
3.86%, 06/21/47	450,000	502,103
3.50%, 01/25/50 (a)	400,000	419,848
		2,238,254
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	1,000,000	1,032,970
4.00%, 02/26/24 (a)	700,000	738,728

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
8.13%, 05/21/24	300,000	369,776
4.50%, 01/28/26 (a)	1,000,000	1,090,480
3.88%, 04/25/27 (a)	650,000	688,363
4.50%, 03/15/29 (a)	400,000	444,162
7.38%, 09/18/37	550,000	782,633
6.13%, 01/18/41	850,000	1,102,509
5.63%, 02/26/44 (a)	1,250,000	1,556,525
5.00%, 06/15/45 (a)	900,000	1,048,518
5.20%, 05/15/49 (a)	500,000	603,570
		9,458,234
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	800,000	845,176
5.38%, 02/21/23	650,000	713,924
5.75%, 11/22/23	1,000,000	1,129,155
5.38%, 03/25/24	200,000	225,738
7.63%, 03/29/41	450,000	742,415
		3,656,408
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	350,000	356,209
4.45%, 02/11/24	250,000	269,798
3.50%, 01/11/28	250,000	261,701
4.10%, 04/24/28	500,000	543,600
4.75%, 02/11/29	200,000	229,379
3.40%, 09/18/29	200,000	209,156
4.35%, 01/11/48	700,000	773,150
5.35%, 02/11/49 (i)	500,000	645,995
		3,288,988
Israel 0.0%
Israel Government International Bond
3.15%, 06/30/23	500,000	520,740
2.88%, 03/16/26	500,000	522,990
3.25%, 01/17/28	500,000	538,152
4.50%, 01/30/43	700,000	840,105
4.13%, 01/17/48	250,000	289,335
		2,711,322
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,148,625
2.38%, 10/17/24	750,000	735,495
2.88%, 10/17/29	700,000	665,872
5.38%, 06/15/33	804,000	937,187
4.00%, 10/17/49	750,000	718,522
		4,205,701
Mexico 0.2%
Mexico Government International Bond
3.63%, 03/15/22	2,000,000	2,061,940
8.00%, 09/24/22	100,000	117,081
4.00%, 10/02/23	1,200,000	1,266,036
3.60%, 01/30/25	250,000	261,960
4.13%, 01/21/26	500,000	534,613
4.15%, 03/28/27	1,000,000	1,072,715
3.75%, 01/11/28	500,000	520,545
4.50%, 04/22/29	1,150,000	1,265,253
8.30%, 08/15/31	150,000	222,816
6.75%, 09/27/34	250,000	342,029
6.05%, 01/11/40	950,000	1,237,456
4.75%, 03/08/44	1,650,000	1,826,335
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.55%, 01/21/45	950,000	1,170,956
4.60%, 01/23/46	1,000,000	1,087,045
4.35%, 01/15/47	600,000	634,566
4.60%, 02/10/48	950,000	1,041,988
4.50%, 01/31/50 (a)	625,000	677,812
5.75%, 10/12/10	850,000	1,007,237
		16,348,383
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	700,000	749,900
3.75%, 03/16/25 (a)	750,000	797,467
9.38%, 04/01/29	500,000	763,550
3.16%, 01/23/30 (a)	600,000	619,437
6.70%, 01/26/36	750,000	1,053,532
4.50%, 05/15/47	200,000	238,577
4.50%, 04/16/50 (a)	950,000	1,128,448
4.30%, 04/29/53	400,000	467,242
3.87%, 07/23/60 (a)	225,000	242,828
		6,060,981
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	500,000	631,610
4.13%, 08/25/27	500,000	561,135
2.84%, 06/20/30	450,000	465,261
8.75%, 11/21/33	400,000	659,466
6.55%, 03/14/37	250,000	365,769
5.63%, 11/18/50	900,000	1,317,510
		4,000,751
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	550,000	561,949
4.20%, 01/21/24	950,000	1,026,109
9.50%, 10/21/24	500,000	667,828
10.63%, 03/16/25	250,000	353,796
5.50%, 03/30/26	600,000	711,816
3.00%, 02/01/28	450,000	468,902
3.75%, 01/14/29	400,000	442,654
9.50%, 02/02/30	650,000	1,039,941
7.75%, 01/14/31	350,000	518,459
6.38%, 01/15/32	350,000	477,699
6.38%, 10/23/34	500,000	711,718
3.95%, 01/20/40	1,500,000	1,725,307
3.70%, 02/02/42	900,000	1,023,044
		9,729,222
Poland 0.1%
Poland Government International Bond
5.13%, 04/21/21	650,000	678,314
5.00%, 03/23/22	850,000	909,530
3.00%, 03/17/23	750,000	773,921
4.00%, 01/22/24	500,000	538,785
3.25%, 04/06/26	544,000	577,595
		3,478,145
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	800,000	853,672
2.75%, 01/19/27	250,000	256,511
3.50%, 09/20/28	200,000	218,099
2.50%, 06/19/29	350,000	354,776

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 06/10/44	200,000	245,746
3.88%, 09/20/48	200,000	240,911
		2,169,715
Uruguay 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	100,000	111,605
4.50%, 08/14/24 (i)	150,000	162,308
4.38%, 10/27/27	500,000	552,375
4.38%, 01/23/31 (a)	250,000	279,850
7.63%, 03/21/36	800,000	1,185,344
4.13%, 11/20/45	150,000	161,439
5.10%, 06/18/50	1,200,000	1,444,752
4.98%, 04/20/55	800,000	945,564
		4,843,237
		74,171,183

Supranational* 1.3%
African Development Bank
2.63%, 03/22/21	450,000	455,150
2.38%, 09/23/21	1,150,000	1,163,760
1.63%, 09/16/22	350,000	349,692
2.13%, 11/16/22	1,500,000	1,518,825
Asian Development Bank
2.25%, 01/20/21	950,000	955,809
1.63%, 03/16/21	500,000	499,763
1.75%, 06/08/21	250,000	250,323
2.00%, 02/16/22	2,600,000	2,619,162
1.88%, 02/18/22	750,000	753,397
1.88%, 07/19/22	650,000	653,539
1.75%, 09/13/22	3,325,000	3,332,997
2.75%, 03/17/23	300,000	310,068
2.63%, 01/30/24	445,000	460,524
1.50%, 10/18/24	1,000,000	989,015
2.00%, 01/22/25	1,650,000	1,669,288
2.00%, 04/24/26	500,000	503,943
2.63%, 01/12/27	800,000	839,052
2.50%, 11/02/27	250,000	260,746
2.75%, 01/19/28	250,000	265,241
1.75%, 09/19/29	750,000	734,269
Asian Infrastructure Investment Bank
2.25%, 05/16/24	750,000	765,184
Corp. Andina de Fomento
2.13%, 09/27/21	1,113,000	1,111,414
4.38%, 06/15/22	550,000	576,367
3.75%, 11/23/23	250,000	262,460
Council of Europe Development Bank
1.63%, 03/16/21	500,000	499,545
1.75%, 09/26/22	650,000	651,550
2.50%, 02/27/24	115,000	118,420
European Bank for Reconstruction & Development
2.00%, 02/01/21	100,000	100,320
2.75%, 04/26/21	750,000	760,297
1.88%, 07/15/21	500,000	501,543
1.50%, 11/02/21	1,100,000	1,096,876
2.75%, 03/07/23	325,000	335,847
1.63%, 09/27/24	250,000	248,440
European Investment Bank
2.00%, 03/15/21	1,000,000	1,004,090
2.50%, 04/15/21	1,000,000	1,010,700
2.38%, 05/13/21	1,600,000	1,615,720
1.63%, 06/15/21	1,000,000	999,790
1.38%, 09/15/21	1,150,000	1,144,900
2.13%, 10/15/21	750,000	756,386
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 12/15/21	1,250,000	1,279,619
2.25%, 03/15/22	1,500,000	1,519,470
2.63%, 05/20/22	750,000	767,070
2.38%, 06/15/22	1,650,000	1,678,842
2.25%, 08/15/22	470,000	477,184
1.38%, 09/06/22	900,000	893,623
2.50%, 03/15/23	1,600,000	1,641,528
2.88%, 08/15/23	1,400,000	1,458,359
3.13%, 12/14/23	1,300,000	1,371,181
3.25%, 01/29/24	1,850,000	1,960,047
2.63%, 03/15/24	1,450,000	1,502,084
2.25%, 06/24/24	450,000	459,835
2.50%, 10/15/24	500,000	517,300
1.88%, 02/10/25	1,250,000	1,257,712
2.13%, 04/13/26	750,000	762,281
2.38%, 05/24/27	367,000	379,579
1.63%, 10/09/29	300,000	290,955
4.88%, 02/15/36	350,000	471,023
Inter-American Development Bank
1.88%, 03/15/21	4,250,000	4,260,667
2.63%, 04/19/21	1,100,000	1,113,744
1.25%, 09/14/21	650,000	645,762
2.13%, 01/18/22	1,250,000	1,262,031
1.75%, 04/14/22	1,100,000	1,102,227
2.50%, 01/18/23	1,250,000	1,280,512
2.63%, 01/16/24	800,000	827,528
3.00%, 02/21/24	500,000	524,898
2.00%, 06/02/26	100,000	100,836
2.00%, 07/23/26	250,000	251,901
2.38%, 07/07/27	1,100,000	1,136,250
3.13%, 09/18/28	1,500,000	1,638,892
2.25%, 06/18/29	500,000	512,123
3.88%, 10/28/41	150,000	184,621
4.38%, 01/24/44	500,000	667,288
International Bank for Reconstruction & Development
1.63%, 03/09/21	650,000	649,708
1.38%, 05/24/21	2,250,000	2,241,574
2.25%, 06/24/21	3,000,000	3,026,295
2.75%, 07/23/21	1,550,000	1,576,272
1.38%, 09/20/21	250,000	248,869
2.00%, 01/26/22	2,700,000	2,719,291
1.63%, 02/10/22	725,000	724,667
2.13%, 07/01/22	1,250,000	1,264,481
1.88%, 10/07/22	2,250,000	2,263,961
7.63%, 01/19/23	500,000	587,655
1.88%, 06/19/23	250,000	251,783
3.00%, 09/27/23	1,560,000	1,634,646
2.50%, 03/19/24	1,250,000	1,289,056
1.50%, 08/28/24	950,000	939,859
2.50%, 11/25/24	1,300,000	1,345,714
2.50%, 07/29/25	2,000,000	2,075,950
1.88%, 10/27/26	1,000,000	1,001,020
2.50%, 11/22/27	200,000	208,895
1.75%, 10/23/29	500,000	489,550
4.75%, 02/15/35	350,000	458,315
International Finance Corp.
2.25%, 01/25/21	1,200,000	1,207,296
1.13%, 07/20/21	1,000,000	992,120
2.88%, 07/31/23	500,000	520,865
1.38%, 10/16/24	750,000	737,678
Nordic Investment Bank
2.25%, 02/01/21	250,000	251,439
2.25%, 09/30/21	950,000	959,272
2.13%, 02/01/22	250,000	252,290

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 10/17/22	200,000	198,375
2.88%, 07/19/23	450,000	468,412
		96,926,692
Total Government Related
(Cost $401,853,181)		416,765,231

Securitized 29.5% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
BMW Vehicle Owner Trust
Series 2018-A, Class A4
2.51%, 06/25/24 (a)	1,400,000	1,411,371
Ford Credit Auto Owner Trust
Series 2017-B, Class A4
1.87%, 09/15/22 (a)	1,100,000	1,099,340
Series 2018-A, Class A4
3.16%, 10/15/23 (a)	1,550,000	1,584,709
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4
1.87%, 09/15/23 (a)	4,740,000	4,736,138
Series 2017-3, Class A4
1.98%, 11/20/23 (a)	1,290,000	1,290,292
Series 2018-3, Class A4
3.07%, 11/21/24 (a)	540,000	551,579
Mercedes-Benz Auto Receivables Trust
Series 2018-1, Class A3
3.03%, 01/17/23 (a)	610,000	616,275
Nissan Auto Receivables Owner Trust
Series 2018-B, Class A3
3.06%, 03/15/23 (a)	820,000	831,334
Series 2017-C, Class A4
2.28%, 02/15/24 (a)	900,000	904,432
Series 2018-A, Class A4, ABS
2.89%, 06/17/24 (a)	500,000	507,744
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	1,200,000	1,232,702
		14,765,916
Credit Card 0.3%
American Express Credit Account Master Trust
Series 2018-8, Class A
3.18%, 04/15/24 (a)	1,200,000	1,227,090
Series 2019-1, Class A
2.87%, 10/15/24 (a)	1,300,000	1,328,363
Series 2018-2, Class A
3.01%, 10/15/25 (a)	5,200,000	5,375,104
Capital One Multi-Asset Execution Trust
Series 2017-A6, Class A6
2.29%, 07/15/25 (a)	1,300,000	1,315,009
Series 2019-A3, Class A3, ABS
2.06%, 08/15/28 (a)	1,100,000	1,079,245
Citibank Credit Card Issuance Trust
Series 2018-A1, Class A1
2.49%, 01/20/23 (a)	1,700,000	1,711,691
Series 2014-A1 Class A1
2.88%, 01/23/23 (a)	1,175,000	1,187,138
Series 2018-A6, Class A6
3.21%, 12/07/24 (a)	1,150,000	1,193,360
Discover Card Execution Note Trust
Series 2018-A5, Class A5
3.32%, 03/15/24 (a)	585,000	599,019
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2017-A2, Class A2
2.39%, 07/15/24 (a)	1,363,000	1,376,482
Series 2018-A1, Class A1
3.03%, 08/15/25 (a)	2,100,000	2,163,240
		18,555,741
		33,321,657

Commercial Mortgage-Backed Securities 2.1%
BANK
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	638,739
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	1,068,144
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	1,060,810
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	835,601
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,273,982
Benchmark 2019-B12 Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	600,000	623,315
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	664,901
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,862,141
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,836,554
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)	5,325,000	5,722,902
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,909,947
Series 2016-C4 Class A4
3.28%, 05/10/58 (a)	1,000,000	1,040,518
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (a)	615,000	655,175
Series 2014-GC23 Class A4
3.62%, 07/10/47 (a)	1,000,000	1,055,821
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	210,000	221,601
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	3,350,000	3,565,205
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	628,655
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	538,144
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	2,600,000	2,760,298
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	286,225	290,981
Series 2012-CR3 Class A3
2.82%, 10/15/45 (a)	254,249	257,475
Series 2013-CR6, Class A4
3.10%, 03/10/46 (a)	4,950,000	5,062,618
Series 2014-CR14 Class A3
3.96%, 02/10/47 (a)	240,000	254,520
Series 2014-CR16 Class ASB
3.65%, 04/10/47 (a)	551,426	566,819

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	400,000	425,759
Series 2014-CR18 Class A4
3.55%, 07/15/47 (a)	497,004	518,580
Series 2014-CR19 Class ASB
3.50%, 08/10/47 (a)	375,956	387,379
Series 2014-UBS4, Class A5
3.69%, 08/10/47 (a)	1,850,000	1,953,166
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	2,050,000	2,139,944
Series 2014-CR21, Class A3
3.53%, 12/10/47 (a)	177,518	186,180
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	750,000	782,673
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	400,000	425,376
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	470,897
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	2,700,000	2,883,155
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	106,883
Series 2015-PC1, Class ASB
3.61%, 07/10/50 (a)	2,225,000	2,306,109
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	531,091
Series 2013-CR11 Class A3
3.98%, 08/10/50 (a)	449,881	475,773
Series 2013-CR11 Class A4
4.26%, 08/10/50 (a)	340,000	363,086
Series 2018-COR3, Class A3
4.23%, 05/10/51 (a)	2,800,000	3,124,444
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	318,721
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	308,000	323,342
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	100,000	107,454
Fannie Mae
Series 2010-M3 Class A3
4.33%, 03/25/20 (a)(f)(l)	26,934	26,934
Series 2015-M4 Class AV2
2.51%, 07/25/22 (a)	61,975	62,540
Series 2016-M3 Class ASQ2
2.26%, 02/25/23 (a)(f)(l)	38,638	38,855
Series 2014-M9 Class A2
3.10%, 07/25/24 (a)(f)(l)	492,000	510,457
Series 2015-M3 Class A2
2.72%, 10/25/24 (a)	550,000	561,219
Series 2015-M13 Class A2
2.80%, 06/25/25 (a)(f)(l)	150,000	153,927
Series 2016-M6 Class A2
2.49%, 05/25/26 (a)	2,600,000	2,632,983
Freddie Mac
Series K018, Class A2
2.79%, 01/25/22 (a)	149,494	150,777
Series K020 Class A2
2.37%, 05/25/22 (a)	450,000	453,345
Series K022 Class A2
2.36%, 07/25/22 (a)	1,200,000	1,209,847
Series K024 Class A2
2.57%, 09/25/22 (a)	800,000	811,199
Series K025 Class A2
2.68%, 10/25/22 (a)	511,000	519,833
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K026 Class A2
2.51%, 11/25/22 (a)	550,000	557,154
Series K027 Class A2
2.64%, 01/25/23 (a)	2,005,000	2,039,216
Series K028 Class A2
3.11%, 02/25/23 (a)	250,000	257,732
Series K030 Class A2
3.25%, 04/25/23 (a)(f)(m)	850,000	880,879
Series K031 Class A2
3.30%, 04/25/23 (a)	3,225,000	3,352,224
Series K033 Class A2
3.06%, 07/25/23 (a)	1,540,000	1,591,701
Series K034, Class A2
3.53%, 07/25/23 (a)	150,000	157,396
Series K035 Class A2
3.46%, 08/25/23 (a)(f)(m)	450,000	471,327
Series K725, Class A2
3.00%, 01/25/24 (a)	1,300,000	1,343,087
Series K037 Class A2
3.49%, 01/25/24 (a)	600,000	631,409
Series K727, Class A2
2.95%, 07/25/24 (a)	1,765,000	1,820,374
Series K728, Class A2
3.06%, 08/25/24 (a)(f)(m)	3,700,000	3,842,007
Series K040 Class A2
3.24%, 09/25/24 (a)	750,000	787,161
Series K045 Class A1
2.49%, 11/25/24 (a)	387,188	391,447
Series K042, Class A2
2.67%, 12/25/24 (a)	100,000	102,494
Series K043, Class A2
3.06%, 12/25/24 (a)	750,000	781,923
Series K044, Class A2
2.81%, 01/25/25 (a)	1,015,000	1,046,543
Series K045 Class A2
3.02%, 01/25/25 (a)	400,000	416,421
Series K053, Class A1
2.55%, 02/25/25 (a)	507,065	513,997
Series K731, Class A2
3.60%, 02/25/25 (a)(f)(m)	300,000	317,785
Series K046 Class A2
3.21%, 03/25/25 (a)	920,000	966,611
Series KS03, Class A4
3.16%, 05/25/25 (a)(f)(m)	250,000	261,627
Series K048 Class A2
3.28%, 06/25/25 (a)(f)(m)	838,000	884,567
Series K733, Class A2
3.75%, 08/25/25 (a)(f)(m)	1,500,000	1,609,307
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	990,297
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	308,620
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	768,718
Series K062, Class A2
3.41%, 12/25/26 (a)	3,909,151	4,186,037
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	113,330
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	5,067,343
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,611,905
Series K074, Class A2
3.60%, 01/25/28 (a)	7,175,000	7,785,566
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,304,805
Series K083, Class A2
4.05%, 09/25/28 (a)(f)(m)	500,000	559,271

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K085, Class A2
4.06%, 10/25/28 (a)(f)(m)	900,000	1,006,581
Series K087, Class A2
3.77%, 12/25/28 (a)	960,000	1,055,144
Series K154, Class A2
3.42%, 04/25/32 (a)	1,360,000	1,477,801
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	923,036
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,923,589
GS Mortgage Securities Trust
Series 2013-GC13 Class A5
4.19%, 07/10/46 (a)(f)(n)	649,000	691,550
Series 2013-GC14 Class A5
4.24%, 08/10/46 (a)	700,000	744,817
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	385,832
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
3.51%, 05/15/45 (a)	286,383	294,445
Series 2012-CBX Class A4
3.48%, 06/15/45 (a)	408,633	416,808
Series 2014-C20 Class A4A1
3.54%, 07/15/47 (a)	800,000	830,369
Series 2015-JP1 Class A4
3.65%, 01/15/49 (a)	600,000	638,262
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29 Class A4
3.61%, 05/15/48 (a)	1,000,000	1,058,139
Series 2015-C28 Class A4
3.23%, 10/15/48 (a)	2,000,000	2,076,574
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	1,150,000	1,230,893
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4
3.18%, 08/15/45 (a)	430,000	438,708
Series 2013-C10 Class A4
4.08%, 07/15/46 (a)(f)(n)	180,000	190,683
Series 2013-C11, Class A4
4.15%, 08/15/46 (a)(f)(m)	1,000,000	1,063,295
Series 2014-C16 Class A5
3.89%, 06/15/47 (a)	270,000	286,347
Series 2015-C24 Class ASB
3.48%, 05/15/48 (a)	1,000,000	1,033,264
Series 2013-C8, Class AS
3.38%, 12/15/48 (a)	80,000	82,269
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (a)	300,000	305,322
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	428,546
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,393,719
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,638,430
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,000,000	1,069,909
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
2.85%, 12/10/45 (a)	500,000	508,475
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	1,850,000	1,899,258
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(f)(n)	640,000	679,117
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	1,201,180	1,248,167
Series 2015-C31 Class A3
3.43%, 11/15/48 (a)	1,514,286	1,587,829
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,610,099
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	153,851
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	875,000	907,279
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,655,361
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	2,121,632
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	1,700,000	1,818,607
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,670,019
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	700,000	759,717
Series 2019-C52, Class A5
2.89%, 08/15/52 (a)	1,000,000	1,018,488
Series 2015-C30 Class A4
3.66%, 09/15/58 (a)	723,000	769,678
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	1,375,000	1,436,113
WFRBS Commercial Mortgage Trust
Series 2012-C7 Class A1
2.30%, 06/15/45 (a)	45,811	45,800
Series 2013-C14 Class A5
3.34%, 06/15/46 (a)	547,687	566,099
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(f)(n)	520,000	551,080
Series 2014-C19 Class A4
3.83%, 03/15/47 (a)	100,000	105,513
Series 2013-C12 Class A4
3.20%, 03/15/48 (a)	881,000	905,744
		153,779,333

Covered 0.0%
Bank of Nova Scotia
1.88%, 04/26/21	560,000	560,443
Royal Bank of Canada
2.10%, 10/14/20	500,000	500,875
2.30%, 03/22/21	600,000	603,327
		1,664,645

Mortgage-Backed Securities Pass-Through 26.9%
Fannie Mae
4.00%, 02/01/24 to 08/01/49 (a)	175,148,460	184,742,430
4.00%, 04/01/24 to 05/01/41 (a)(c)	523,896	558,755
5.50%, 06/01/24 to 08/01/41 (a)	8,490,825	9,508,494
4.50%, 12/01/24 to 10/01/49 (a)	63,026,593	67,492,277
3.50%, 08/01/25 to 10/01/49 (a)	223,327,828	233,032,329
3.00%, 12/01/25 to 12/01/49 (a)	206,765,526	211,871,279
2.50%, 07/01/27 to 12/01/49 (a)	54,492,922	54,891,709
2.00%, 04/01/28 to 11/01/34 (a)	5,457,115	5,418,046
5.50%, 07/01/29 to 07/01/36 (a)(c)	428,245	475,782
6.00%, 12/01/32 to 07/01/41 (a)	3,575,298	4,092,765
5.00%, 09/01/33 to 09/01/39 (a)(c)	1,040,777	1,151,098
5.00%, 11/01/33 to 09/01/49 (a)	18,201,934	19,840,468
6.50%, 08/01/34 to 05/01/40 (a)	1,014,411	1,166,822
6.00%, 07/01/35 to 10/01/39 (a)(c)	934,550	1,068,821
4.50%, 04/01/39 to 04/01/41 (a)(c)	1,430,722	1,556,088

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 10/01/40 to 04/01/42 (a)(c)	1,988,629	2,095,149
3.00%, 07/01/43 (a)(c)	1,041,151	1,071,635
Fannie Mae TBA
2.50%, 01/01/35 to 01/01/50 (a)(h)	6,000,000	6,034,487
3.00%, 01/01/35 to 01/01/50 (a)(h)	40,000,000	40,773,836
3.50%, 01/01/35 to 01/01/50 (a)(h)	39,000,000	40,210,164
4.00%, 01/01/35 to 01/01/50 (a)(h)	15,000,000	15,616,610
4.50%, 01/01/50 (a)(h)	12,500,000	13,161,453
5.00%, 01/01/50 (a)(h)	2,500,000	2,672,867
Freddie Mac
2.00%, 08/01/23 to 12/01/31 (a)	1,621,055	1,616,244
4.00%, 03/01/24 to 01/01/50 (a)	96,050,616	101,238,443
5.50%, 05/01/24 to 02/01/40 (a)(c)	385,272	429,645
5.50%, 04/01/25 to 08/01/41 (a)	3,931,681	4,402,277
3.50%, 12/01/25 to 01/01/50 (a)	142,220,210	148,316,602
3.00%, 08/01/26 to 01/01/50 (a)	147,804,059	151,395,678
2.50%, 04/01/27 to 01/01/50 (a)	37,076,562	37,334,709
6.00%, 09/01/32 to 06/01/39 (a)	2,362,835	2,700,302
6.50%, 12/01/33 to 09/01/39 (a)	330,332	385,835
5.00%, 06/01/34 to 09/01/49 (a)	10,359,332	11,334,098
6.00%, 06/01/34 (a)(c)	125,243	142,237
5.00%, 11/01/34 to 08/01/39 (a)(c)	891,147	986,012
4.50%, 05/01/39 to 07/01/39 (a)(c)	255,798	279,008
4.50%, 05/01/39 to 08/01/49 (a)	33,813,290	36,261,616
4.00%, 05/01/44 (a)(c)	1,397,209	1,487,594
Ginnie Mae
3.00%, 01/20/27 to 12/20/49 (a)	143,401,023	148,035,078
2.50%, 03/20/27 to 12/20/49 (a)	9,575,211	9,673,209
6.00%, 10/20/32 to 01/20/45 (a)	1,495,714	1,706,377
5.50%, 02/20/33 to 03/20/49 (a)	3,075,210	3,404,362
3.50%, 03/20/33 to 12/20/49 (a)	187,826,300	195,867,098
5.00%, 03/20/33 to 07/20/49 (a)	20,445,431	21,927,680
5.50%, 04/15/33 (a)(c)	136,970	152,175
5.00%, 05/15/33 to 07/20/39 (a)(c)	407,884	445,664
4.50%, 01/20/39 to 10/20/49 (a)	54,523,214	57,878,449
4.50%, 03/20/39 (a)(c)	225,435	242,281
4.00%, 06/15/39 to 12/20/49 (a)	109,701,776	114,987,902
3.50%, 08/20/44 (a)(c)	1,088,814	1,141,452
Ginnie Mae TBA
3.00%, 01/01/50 (a)(h)	2,500,000	2,568,053
3.50%, 01/01/50 (a)(h)	10,500,000	10,822,301
4.00%, 01/01/50 (a)(h)	4,000,000	4,140,503
		1,989,806,248
Total Securitized
(Cost $2,149,677,145)		2,178,571,883
Security	Number of Shares	Value ($)
Other Investment Companies 2.9% of net assets

Money Market Fund 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (o)	215,361,706	215,361,706

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.55% (o)	990,563	990,563
Total Other Investment Companies
(Cost $216,352,269)		216,352,269
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	All or a portion of this security is held as collateral for delayed-delivery securities.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $48,595,578 or 0.7% of net assets.
(f)	Variable-rate security.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	All or a portion of this security is on loan. Securities on loan were valued at $959,774.
(j)	Guaranteed by the Republic of Germany.
(k)	Zero Coupon Bond.
(l)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(m)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(n)	Security is a type of structured mortgage-backed security (MBS) that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(o)	The rate shown is the 7-day yield.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended December 31, 2019:
	Market Value at 12/31/18	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 12/31/19	Face amount at 12/31/19	Interest Income Earned
Charles Schwab Corp., 3.20%, 01/25/2028	$—	$474,696	$—	$—	$1,597	$476,293	450,000	$462
Charles Schwab Corp., 3.25%, 05/21/2021	—	203,595	—	—	264	203,859	200,000	361
Total	$—	$678,291	$—	$—	$1,861	$680,152		$823
* Amount includes premiums and/or discounts.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$1,834,429,772	$—	$1,834,429,772
Treasuries	—	2,902,861,698	—	2,902,861,698
Government Related[1]	—	416,765,231	—	416,765,231
Securitized [1]	—	2,178,571,883	—	2,178,571,883
Other Investment Companies[1]	216,352,269	—	—	216,352,269
Total	$216,352,269	$7,332,628,584	$—	$7,548,980,853
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in affiliated issuer, at value (cost $678,291)		$680,152
Investments in unaffiliated issuers, at value (cost $7,313,460,841) including securities on loan of $959,774		7,547,310,138
Collateral invested for securities on loan, at value (cost $990,563)		990,563
Cash		996,243
Receivables:
Investments sold		120,542,317
Interest		42,826,531
Dividends		258,325
Income from securities on loan	+	504
Total assets		7,713,604,773
Liabilities
Collateral held for securities on loan		990,563
Payables:
Investments bought		161,935,635
Investments bought — Delayed delivery		166,921,539
Management fees	+	248,035
Total liabilities		330,095,772
Net Assets
Total assets		7,713,604,773
Total liabilities	–	330,095,772
Net assets		$7,383,509,001
Net Assets by Source
Capital received from investors		7,201,436,136
Total distributable earnings		182,072,865

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,383,509,001		138,200,000		$53.43

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Dividends received from unaffiliated issuers		$1,549,662
Interest received from affiliated issuer		823
Interest received from unaffiliated issuers		175,862,893
Securities on loan, net	+	4,401
Total investment income		177,417,779
Expenses
Management fees		2,577,987
Total expenses	–	2,577,987
Net investment income		174,839,792
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated investments		9,439,160
Net change in unrealized appreciation (depreciation) on affiliated issuer		1,861
Net change in unrealized appreciation (depreciation) on unaffiliated investments	+	330,896,300
Net change in unrealized appreciation (depreciation)	+	330,898,161
Net realized and unrealized gains		340,337,321
Increase in net assets resulting from operations		$515,177,113

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$174,839,792	$137,395,974
Net realized gains (losses)		9,439,160	(26,769,578)
Net change in unrealized appreciation (depreciation)	+	330,898,161	(106,172,649)
Increase in net assets resulting from operations		515,177,113	4,453,747
Distributions to Shareholders
Total distributions		($184,048,740)	($144,430,430)

Transactions in Fund Shares
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		28,700,000	$1,512,898,662	15,800,000	$798,783,725
Shares redeemed	+	(100,000)	(5,100,791)	(800,000)	(39,917,780)
Net transactions in fund shares		28,600,000	$1,507,797,871	15,000,000	$758,865,945
Shares Outstanding and Net Assets
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		109,600,000	$5,544,582,757	94,600,000	$4,925,693,495
Total increase	+	28,600,000	1,838,926,244	15,000,000	618,889,262
End of period		138,200,000	$7,383,509,001	109,600,000	$5,544,582,757

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Financial Statements
Financial Highlights
10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.23
Net realized and unrealized gains (losses)	0.02
Total from investment operations	0.25
Less distributions:
Distributions from net investment income	(0.21)
Net asset value at end of period	$50.04
Total return	0.50% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [4],[5]
Net investment income (loss)	2.01% [4]
Portfolio turnover rate	12% [3]
Net assets, end of period (x 1,000)	$35,029

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio. (See financial note 4)

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 98.5% of net assets

Financial Institutions 41.2%
Banking 33.5%
Ally Financial, Inc.
3.88%, 05/21/24 (a)	50,000	52,507
American Express Co.
3.00%, 02/22/21 (a)	75,000	75,919
2.50%, 08/01/22 (a)	85,000	86,044
2.65%, 12/02/22	40,000	40,788
3.40%, 02/27/23 (a)	100,000	103,825
3.00%, 10/30/24 (a)	40,000	41,407
Banco Santander S.A.
3.50%, 04/11/22	200,000	205,416
Bank of America Corp.
3.50%, 05/17/22 (a)(b)	125,000	127,589
3.30%, 01/11/23	275,000	284,773
3.55%, 03/05/24 (a)(b)	225,000	233,660
4.20%, 08/26/24	50,000	53,756
3.46%, 03/15/25 (a)(b)	135,000	141,100
Bank of Montreal
1.90%, 08/27/21	25,000	25,049
2.90%, 03/26/22	50,000	50,997
2.50%, 06/28/24	80,000	81,080
4.34%, 10/05/28 (a)(b)	25,000	26,407
Bank of New York Mellon Corp.
2.50%, 04/15/21 (a)	100,000	100,717
1.95%, 08/23/22	50,000	50,220
2.95%, 01/29/23 (a)	150,000	154,519
Bank of Nova Scotia
2.50%, 01/08/21	25,000	25,157
2.00%, 11/15/22	100,000	100,226
3.40%, 02/11/24	75,000	78,685
Barclays PLC
3.68%, 01/10/23 (a)	200,000	205,126
BNP Paribas S.A.
3.25%, 03/03/23	50,000	51,895
Canadian Imperial Bank of Commerce
2.70%, 02/02/21	25,000	25,215
3.10%, 04/02/24	60,000	62,099
Capital One Financial Corp.
4.75%, 07/15/21	195,000	203,109
3.20%, 01/30/23 (a)	75,000	77,205
3.90%, 01/29/24 (a)	50,000	53,128
Citigroup, Inc.
2.70%, 03/30/21	50,000	50,453
2.35%, 08/02/21	75,000	75,483
4.50%, 01/14/22	100,000	104,850
2.70%, 10/27/22 (a)	50,000	50,854
3.14%, 01/24/23 (a)(b)	100,000	102,042
3.50%, 05/15/23	75,000	78,154
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.04%, 06/01/24 (a)(b)	75,000	79,359
3.35%, 04/24/25 (a)(b)	75,000	78,111
Citizens Financial Group, Inc.
2.38%, 07/28/21 (a)	100,000	100,446
Comerica, Inc.
3.70%, 07/31/23 (a)	25,000	26,336
Cooperatieve Rabobank UA
4.50%, 01/11/21	100,000	102,585
3.88%, 02/08/22	150,000	155,929
Credit Suisse AG
3.00%, 10/29/21	250,000	255,200
Deutsche Bank AG
4.25%, 10/14/21	100,000	102,857
3.70%, 05/30/24	100,000	101,616
Discover Financial Services
3.85%, 11/21/22	50,000	52,295
Fifth Third Bancorp
2.60%, 06/15/22 (a)	100,000	101,312
Goldman Sachs Group, Inc.
2.88%, 02/25/21 (a)	125,000	126,272
5.25%, 07/27/21	100,000	104,980
5.75%, 01/24/22	100,000	107,317
2.88%, 10/31/22 (a)(b)	75,000	76,028
3.63%, 01/22/23	100,000	104,294
3.63%, 02/20/24 (a)	90,000	94,495
3.85%, 07/08/24 (a)	75,000	79,429
HSBC Holdings PLC
5.10%, 04/05/21	250,000	259,374
3.95%, 05/18/24 (a)(b)	220,000	231,283
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	100,000	100,564
ING Groep N.V.
3.15%, 03/29/22	200,000	204,731
JPMorgan Chase & Co.
4.63%, 05/10/21	100,000	103,652
2.30%, 08/15/21 (a)	100,000	100,269
2.97%, 01/15/23 (a)	100,000	102,096
3.20%, 01/25/23	125,000	129,459
3.38%, 05/01/23	125,000	130,172
3.63%, 05/13/24	150,000	159,158
3.80%, 07/23/24 (a)(b)	50,000	52,729
3.88%, 09/10/24	50,000	53,593
2.30%, 10/15/25 (a)(b)	55,000	54,980
KeyCorp
5.10%, 03/24/21	85,000	88,240
Lloyds Banking Group PLC
2.86%, 03/17/23 (a)(b)	225,000	227,941
Mitsubishi UFJ Financial Group, Inc.
2.62%, 07/18/22	225,000	227,772
3.76%, 07/26/23	40,000	42,113
3.41%, 03/07/24	40,000	41,766

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	203,705
Morgan Stanley
2.50%, 04/21/21	135,000	135,990
2.75%, 05/19/22	100,000	101,761
3.75%, 02/25/23	90,000	94,332
4.10%, 05/22/23	100,000	105,593
3.70%, 10/23/24	75,000	79,712
2.72%, 07/22/25 (a)(b)	85,000	86,276
National Australia Bank Ltd.
3.38%, 09/20/21	250,000	256,265
Northern Trust Corp.
3.45%, 11/04/20	25,000	25,343
PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	100,000	102,762
3.50%, 01/23/24 (a)	75,000	79,173
3.90%, 04/29/24 (a)	40,000	42,674
Royal Bank of Canada
3.70%, 10/05/23	70,000	74,090
2.55%, 07/16/24	70,000	71,129
Royal Bank of Scotland Group PLC
4.52%, 06/25/24 (a)(b)	250,000	265,595
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	75,000	77,165
Santander UK Group Holdings PLC
2.88%, 08/05/21	200,000	202,155
State Street Corp.
3.70%, 11/20/23	60,000	64,029
2.35%, 11/01/25 (a)(b)	25,000	25,084
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	200,000	200,390
2.70%, 07/16/24	200,000	203,039
Synchrony Financial
4.38%, 03/19/24 (a)	50,000	53,355
Toronto-Dominion Bank
2.55%, 01/25/21	90,000	90,690
3.50%, 07/19/23	80,000	84,211
3.25%, 03/11/24	50,000	52,375
Truist Bank
2.80%, 05/17/22 (a)	75,000	76,487
Truist Financial Corp.
2.15%, 02/01/21 (a)	65,000	65,216
2.90%, 03/03/21 (a)	50,000	50,527
3.75%, 12/06/23 (a)	65,000	68,995
2.50%, 08/01/24 (a)	75,000	76,021
US Bancorp
2.35%, 01/29/21 (a)	75,000	75,417
2.95%, 07/15/22 (a)	50,000	51,287
3.70%, 01/30/24 (a)	30,000	31,994
3.38%, 02/05/24 (a)	105,000	110,337
2.40%, 07/30/24 (a)	30,000	30,438
Wells Fargo & Co.
3.00%, 01/22/21	100,000	101,171
2.10%, 07/26/21	125,000	125,402
3.50%, 03/08/22	200,000	206,463
3.45%, 02/13/23	80,000	82,900
4.13%, 08/15/23	25,000	26,550
3.30%, 09/09/24	100,000	105,002
2.41%, 10/30/25 (a)(b)	120,000	120,172
Westpac Banking Corp.
2.80%, 01/11/22	75,000	76,247
3.30%, 02/26/24	50,000	52,161
		11,747,887
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.9%
Ameriprise Financial, Inc.
4.00%, 10/15/23	50,000	53,599
BGC Partners, Inc.
5.38%, 07/24/23	25,000	26,778
BlackRock, Inc.
4.25%, 05/24/21	25,000	25,846
3.50%, 03/18/24	35,000	37,307
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	25,000	26,845
Intercontinental Exchange, Inc.
3.45%, 09/21/23 (a)	50,000	52,506
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	45,000	49,108
Jefferies Group LLC
6.88%, 04/15/21	25,000	26,435
TD Ameritrade Holding Corp.
3.75%, 04/01/24 (a)	30,000	31,895
		330,319
Finance Companies 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (a)	150,000	155,014
Air Lease Corp.
2.75%, 01/15/23 (a)	50,000	50,685
3.00%, 09/15/23 (a)	55,000	56,269
Aircastle Ltd.
5.13%, 03/15/21	50,000	51,681
4.13%, 05/01/24 (a)	50,000	52,829
GATX Corp.
4.35%, 02/15/24 (a)	25,000	26,662
International Lease Finance Corp.
8.25%, 12/15/20	50,000	52,875
		446,015
Insurance 3.1%
Aetna, Inc.
2.75%, 11/15/22 (a)	25,000	25,417
Aflac, Inc.
3.63%, 06/15/23	25,000	26,327
Allstate Corp.
3.15%, 06/15/23	35,000	36,422
American International Group, Inc.
4.88%, 06/01/22	46,000	49,136
4.13%, 02/15/24	50,000	53,797
Anthem, Inc.
3.70%, 08/15/21 (a)	50,000	51,205
3.50%, 08/15/24 (a)	50,000	52,452
Aon PLC
2.80%, 03/15/21 (a)	50,000	50,484
AXA Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	25,000	26,252
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	20,000	20,527
Berkshire Hathaway, Inc.
2.20%, 03/15/21 (a)	75,000	75,433
3.00%, 02/11/23	50,000	51,821
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	50,000	51,316
3.35%, 05/15/24	25,000	26,383

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
CNA Financial Corp.
3.95%, 05/15/24 (a)	25,000	26,716
Humana, Inc.
3.15%, 12/01/22 (a)	25,000	25,684
Lincoln National Corp.
4.20%, 03/15/22	35,000	36,525
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	25,000	26,711
3.50%, 06/03/24 (a)	30,000	31,498
MetLife, Inc.
3.05%, 12/15/22	20,000	20,685
3.60%, 04/10/24	25,000	26,743
Prudential Financial, Inc.
5.88%, 09/15/42 (a)(b)	75,000	80,936
UnitedHealth Group, Inc.
2.75%, 02/15/23 (a)	100,000	102,199
3.50%, 02/15/24	50,000	52,803
Voya Financial, Inc.
5.65%, 05/15/53 (a)(b)	20,000	21,328
Willis North America, Inc.
3.60%, 05/15/24 (a)	25,000	26,198
		1,074,998
REITs 2.4%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	50,000	52,648
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	25,000	26,086
Boston Properties LP
4.13%, 05/15/21 (a)	50,000	51,202
3.80%, 02/01/24 (a)	25,000	26,480
Brixmor Operating Partnership LP
3.88%, 08/15/22 (a)	50,000	52,108
Corporate Office Properties LP
3.70%, 06/15/21 (a)	35,000	35,564
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	20,000	20,115
Digital Realty Trust LP
2.75%, 02/01/23 (a)	20,000	20,243
ERP Operating LP
4.63%, 12/15/21 (a)	25,000	26,127
Essex Portfolio LP
3.25%, 05/01/23 (a)	25,000	25,661
Healthpeak Properties, Inc.
3.88%, 08/15/24 (a)	25,000	26,605
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23 (a)	40,000	41,943
Liberty Property LP
4.40%, 02/15/24 (a)	50,000	54,130
Mid-America Apartments LP
4.30%, 10/15/23 (a)	40,000	42,709
Realty Income Corp.
4.65%, 08/01/23 (a)	50,000	54,182
Service Properties Trust
4.50%, 06/15/23 (a)	35,000	36,460
Simon Property Group LP
2.75%, 06/01/23 (a)	75,000	76,789
2.00%, 09/13/24 (a)	50,000	49,884
Ventas Realty LP
3.75%, 05/01/24 (a)	35,000	36,822
Security Rate, Maturity Date	Face Amount ($)	Value ($)
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	25,000	27,115
Welltower, Inc.
3.75%, 03/15/23 (a)	20,000	20,861
3.63%, 03/15/24 (a)	30,000	31,531
		835,265
		14,434,484

Industrial 53.0%
Basic Industry 2.5%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	50,000	50,975
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	50,000	51,719
Dow Chemical Co.
3.00%, 11/15/22 (a)	70,000	71,654
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	50,000	53,507
Ecolab, Inc.
4.35%, 12/08/21	75,000	78,548
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	25,000	27,122
International Paper Co.
3.65%, 06/15/24 (a)	25,000	26,347
LYB International Finance BV
4.00%, 07/15/23	50,000	52,952
Mosaic Co.
3.75%, 11/15/21 (a)	25,000	25,644
4.25%, 11/15/23 (a)	25,000	26,674
Newmont Goldcorp Corp.
3.70%, 03/15/23 (a)	40,000	41,853
Nucor Corp.
4.00%, 08/01/23 (a)	25,000	26,463
Nutrien Ltd.
3.15%, 10/01/22 (a)	50,000	51,140
Packaging Corp. of America
3.65%, 09/15/24 (a)	50,000	52,559
PPG Industries, Inc.
2.40%, 08/15/24 (a)	25,000	25,276
Praxair, Inc.
2.20%, 08/15/22 (a)	50,000	50,444
Sherwin-Williams Co.
2.75%, 06/01/22 (a)	45,000	45,795
Southern Copper Corp.
3.50%, 11/08/22	25,000	25,851
Steel Dynamics, Inc.
5.25%, 04/15/23 (a)	50,000	50,979
Weyerhaeuser Co.
4.63%, 09/15/23	25,000	26,943
		862,445
Capital Goods 5.4%
3M Co.
2.75%, 03/01/22 (a)	35,000	35,697
1.75%, 02/14/23 (a)	50,000	49,746
ABB Finance USA, Inc.
2.88%, 05/08/22	50,000	51,068
Boeing Co.
2.30%, 08/01/21	35,000	35,203
2.80%, 03/01/24 (a)	40,000	40,899

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Caterpillar Financial Services Corp.
2.65%, 05/17/21	25,000	25,291
3.15%, 09/07/21	25,000	25,551
2.55%, 11/29/22	30,000	30,604
3.30%, 06/09/24	40,000	42,059
Caterpillar, Inc.
3.90%, 05/27/21	75,000	77,077
CNH Industrial Capital LLC
4.38%, 04/05/22	20,000	20,905
CNH Industrial NV
4.50%, 08/15/23	25,000	26,682
Eaton Corp.
2.75%, 11/02/22	25,000	25,545
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	25,000	26,417
General Dynamics Corp.
3.38%, 05/15/23 (a)	50,000	52,269
General Electric Co.
4.63%, 01/07/21	45,000	46,103
2.70%, 10/09/22	85,000	86,151
3.10%, 01/09/23	65,000	66,450
3.38%, 03/11/24	20,000	20,741
Honeywell International, Inc.
1.85%, 11/01/21 (a)	60,000	60,153
2.15%, 08/08/22 (a)	35,000	35,328
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	20,000	21,195
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/23	25,000	26,695
John Deere Capital Corp.
3.90%, 07/12/21	50,000	51,591
3.13%, 09/10/21	25,000	25,556
2.65%, 01/06/22	50,000	50,816
2.15%, 09/08/22	40,000	40,319
2.80%, 01/27/23	40,000	40,984
3.65%, 10/12/23	20,000	21,207
2.60%, 03/07/24	30,000	30,680
2.65%, 06/24/24	20,000	20,500
L3Harris Technologies, Inc.
4.95%, 02/15/21 (a)	50,000	51,223
Lockheed Martin Corp.
3.35%, 09/15/21	50,000	51,301
3.10%, 01/15/23 (a)	20,000	20,674
Masco Corp.
3.50%, 04/01/21 (a)	25,000	25,371
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	50,000	50,769
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	25,000	25,536
Precision Castparts Corp.
2.50%, 01/15/23 (a)	20,000	20,375
Raytheon Co.
2.50%, 12/15/22 (a)	25,000	25,528
Republic Services, Inc.
3.55%, 06/01/22 (a)	50,000	51,673
2.50%, 08/15/24 (a)	20,000	20,269
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	50,000	50,867
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	50,000	50,368
Stanley Black & Decker, Inc.
2.90%, 11/01/22	25,000	25,647
Security Rate, Maturity Date	Face Amount ($)	Value ($)
United Technologies Corp.
3.35%, 08/16/21	20,000	20,485
3.10%, 06/01/22	50,000	51,347
3.65%, 08/16/23 (a)	80,000	84,396
Waste Management, Inc.
2.95%, 06/15/24 (a)	25,000	25,840
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)	20,000	21,272
		1,882,423
Communications 5.2%
American Tower Corp.
3.45%, 09/15/21	40,000	40,988
3.00%, 06/15/23	75,000	76,911
AT&T, Inc.
3.88%, 08/15/21	25,000	25,776
4.00%, 01/15/22	50,000	51,988
3.40%, 06/15/22	60,000	61,939
3.60%, 02/17/23 (a)	50,000	52,196
3.55%, 06/01/24 (a)	75,000	78,904
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	30,000	31,504
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	50,000	52,590
4.50%, 02/01/24 (a)	25,000	26,936
Comcast Corp.
3.45%, 10/01/21	75,000	77,218
3.13%, 07/15/22	50,000	51,605
3.60%, 03/01/24	30,000	31,836
3.70%, 04/15/24 (a)	50,000	53,363
Crown Castle International Corp.
3.40%, 02/15/21 (a)	50,000	50,728
5.25%, 01/15/23	50,000	54,362
Discovery Communications LLC
2.95%, 03/20/23 (a)	25,000	25,522
3.25%, 04/01/23	30,000	30,842
Fox Corp.
3.67%, 01/25/22 (c)	50,000	51,707
Interpublic Group of Cos., Inc.
3.75%, 10/01/21	40,000	41,123
Moody's Corp.
4.50%, 09/01/22 (a)	50,000	52,881
NBCUniversal Media LLC
2.88%, 01/15/23	50,000	51,372
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	50,000	52,890
RELX Capital, Inc.
3.13%, 10/15/22 (a)	25,000	25,773
Rogers Communications, Inc.
4.10%, 10/01/23 (a)	25,000	26,810
Telefonica Emisiones S.A.
5.46%, 02/16/21	50,000	51,914
Time Warner Cable LLC
4.13%, 02/15/21 (a)	50,000	50,838
TWDC Enterprises 18 Corp.
3.75%, 06/01/21	50,000	51,396
Verizon Communications, Inc.
3.13%, 03/16/22	50,000	51,353
2.45%, 11/01/22 (a)	40,000	40,569
5.15%, 09/15/23	70,000	77,781
3.50%, 11/01/24 (a)	30,000	31,830

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ViacomCBS, Inc.
2.50%, 02/15/23 (a)	50,000	50,448
4.25%, 09/01/23 (a)	40,000	42,676
Vodafone Group PLC
2.50%, 09/26/22	50,000	50,772
3.75%, 01/16/24	35,000	36,988
Walt Disney Co.
1.65%, 09/01/22	40,000	39,929
3.70%, 09/15/24 (a)	50,000	53,542
WPP Finance 2010
3.75%, 09/19/24	20,000	21,107
		1,828,907
Consumer Cyclical 8.2%
Advance Auto Parts, Inc.
4.50%, 12/01/23 (a)	25,000	26,846
Amazon.com, Inc.
3.30%, 12/05/21 (a)	35,000	35,991
2.40%, 02/22/23 (a)	75,000	76,144
American Honda Finance Corp.
1.65%, 07/12/21	25,000	24,955
2.40%, 06/27/24	50,000	50,646
2.15%, 09/10/24	30,000	30,066
AutoZone, Inc.
3.70%, 04/15/22 (a)	50,000	51,844
Costco Wholesale Corp.
2.15%, 05/18/21 (a)	50,000	50,281
Dollar General Corp.
3.25%, 04/15/23 (a)	25,000	25,858
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	20,000	20,851
DR Horton, Inc.
4.38%, 09/15/22 (a)	35,000	36,703
eBay, Inc.
2.75%, 01/30/23 (a)	50,000	50,736
3.45%, 08/01/24 (a)	20,000	20,899
Ford Motor Credit Co. LLC
3.47%, 04/05/21	200,000	201,800
3.34%, 03/28/22 (a)	260,000	262,370
General Motors Financial Co., Inc.
4.20%, 03/01/21 (a)	80,000	81,710
4.20%, 11/06/21	80,000	82,888
3.70%, 05/09/23 (a)	50,000	51,626
4.25%, 05/15/23	50,000	52,610
5.10%, 01/17/24 (a)	50,000	54,296
3.95%, 04/13/24 (a)	70,000	73,167
GLP Capital LP/GLP Financing II, Inc.
4.38%, 04/15/21 (a)	25,000	25,478
Home Depot, Inc.
4.40%, 04/01/21 (a)	50,000	51,320
3.75%, 02/15/24 (a)	40,000	42,797
IHS Markit Ltd.
3.63%, 05/01/24 (a)	25,000	26,070
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	65,000	67,095
Lowe's Cos., Inc.
3.75%, 04/15/21 (a)	50,000	50,948
3.13%, 09/15/24 (a)	25,000	26,043
Macy's Retail Holdings, Inc.
3.88%, 01/15/22 (a)	50,000	51,093
Magna International, Inc.
3.63%, 06/15/24 (a)	25,000	26,439
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marriott International, Inc.
Series N
3.13%, 10/15/21 (a)	50,000	50,842
Mastercard, Inc.
3.38%, 04/01/24	25,000	26,558
McDonald's Corp.
3.35%, 04/01/23 (a)	50,000	52,059
O'Reilly Automotive, Inc.
4.88%, 01/14/21 (a)	25,000	25,551
PACCAR Financial Corp.
3.10%, 05/10/21	50,000	50,801
QVC, Inc.
5.13%, 07/02/22	70,000	73,821
Starbucks Corp.
2.70%, 06/15/22 (a)	50,000	51,009
3.10%, 03/01/23 (a)	30,000	30,987
Target Corp.
3.50%, 07/01/24	25,000	26,818
TJX Cos., Inc.
2.50%, 05/15/23 (a)	25,000	25,467
Toyota Motor Corp.
2.16%, 07/02/22	50,000	50,392
Toyota Motor Credit Corp.
4.25%, 01/11/21	50,000	51,247
2.15%, 09/08/22	100,000	100,954
2.63%, 01/10/23	50,000	50,998
2.90%, 04/17/24	50,000	51,871
Visa, Inc.
2.15%, 09/15/22 (a)	70,000	70,836
2.80%, 12/14/22 (a)	50,000	51,477
Walgreen Co.
3.10%, 09/15/22	50,000	51,075
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	25,000	26,032
Walmart, Inc.
3.13%, 06/23/21	65,000	66,417
2.55%, 04/11/23 (a)	50,000	51,014
3.30%, 04/22/24 (a)	50,000	52,611
2.85%, 07/08/24 (a)	50,000	51,859
		2,870,266
Consumer Non-Cyclical 13.5%
Abbott Laboratories
3.40%, 11/30/23 (a)	25,000	26,331
AbbVie, Inc.
2.30%, 05/14/21 (a)	50,000	50,198
3.20%, 11/06/22 (a)	150,000	154,333
2.60%, 11/21/24 (a)(c)	75,000	75,701
Allergan Finance LLC
3.25%, 10/01/22 (a)	25,000	25,574
Allergan Funding SCS
3.45%, 03/15/22 (a)	50,000	51,180
Altria Group, Inc.
4.75%, 05/05/21	50,000	51,807
4.00%, 01/31/24	40,000	42,463
3.80%, 02/14/24 (a)	25,000	26,330
Amgen, Inc.
3.88%, 11/15/21 (a)	125,000	128,963
2.70%, 05/01/22 (a)	75,000	76,141
Anheuser-Busch InBev Finance, Inc.
2.63%, 01/17/23	25,000	25,468
3.30%, 02/01/23 (a)	25,000	25,915

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	19,000	19,309
3.50%, 01/12/24 (a)	25,000	26,357
AstraZeneca PLC
2.38%, 06/12/22 (a)	50,000	50,575
Becton Dickinson & Co.
3.13%, 11/08/21	25,000	25,502
2.89%, 06/06/22 (a)	50,000	50,854
3.36%, 06/06/24 (a)	25,000	26,058
Boston Scientific Corp.
3.38%, 05/15/22	50,000	51,566
Bristol-Myers Squibb Co.
2.55%, 05/14/21 (c)	75,000	75,759
2.60%, 05/16/22 (c)	50,000	50,856
2.90%, 07/26/24 (a)(c)	75,000	77,440
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	25,000	25,382
Campbell Soup Co.
3.65%, 03/15/23 (a)	50,000	52,107
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	70,000	70,747
Cigna Corp.
3.40%, 09/17/21	50,000	51,192
4.75%, 11/15/21 (c)	25,000	26,213
3.00%, 07/15/23 (a)(c)	25,000	25,586
3.75%, 07/15/23 (a)	115,000	120,774
Coca-Cola Co.
3.15%, 11/15/20	50,000	50,603
2.20%, 05/25/22	40,000	40,403
3.20%, 11/01/23	90,000	94,611
Colgate-Palmolive Co.
3.25%, 03/15/24	50,000	52,930
Conagra Brands, Inc.
3.80%, 10/22/21	50,000	51,590
4.30%, 05/01/24 (a)	25,000	26,925
Constellation Brands, Inc.
3.75%, 05/01/21	30,000	30,704
3.20%, 02/15/23 (a)	50,000	51,364
CVS Health Corp.
2.13%, 06/01/21 (a)	100,000	100,196
3.70%, 03/09/23 (a)	90,000	93,739
4.00%, 12/05/23 (a)	40,000	42,404
2.63%, 08/15/24 (a)	90,000	91,038
Diageo Capital PLC
2.63%, 04/29/23 (a)	50,000	51,093
Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	25,000	24,977
General Mills, Inc.
3.15%, 12/15/21 (a)	50,000	51,093
3.70%, 10/17/23 (a)	25,000	26,338
Gilead Sciences, Inc.
3.25%, 09/01/22 (a)	80,000	82,640
3.70%, 04/01/24 (a)	30,000	31,865
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	50,000	51,114
3.00%, 06/01/24 (a)	50,000	51,922
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/23	50,000	52,214
Hasbro, Inc.
3.00%, 11/19/24 (a)	25,000	25,150
HCA, Inc.
5.00%, 03/15/24	50,000	54,732
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hershey Co.
3.10%, 05/15/21	50,000	50,887
Johnson & Johnson
2.25%, 03/03/22 (a)	20,000	20,259
3.38%, 12/05/23	50,000	53,140
Kellogg Co.
4.00%, 12/15/20	50,000	50,950
Keurig Dr Pepper, Inc.
3.55%, 05/25/21	30,000	30,657
4.06%, 05/25/23 (a)	50,000	52,831
Kraft Heinz Foods Co.
4.00%, 06/15/23 (a)	25,000	26,333
Kroger Co.
3.30%, 01/15/21 (a)	50,000	50,651
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (a)	50,000	51,956
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	25,000	25,974
Medtronic, Inc.
3.15%, 03/15/22	50,000	51,464
Merck & Co., Inc.
2.40%, 09/15/22 (a)	25,000	25,385
2.80%, 05/18/23	50,000	51,472
2.90%, 03/07/24 (a)	20,000	20,814
Mondelez International, Inc.
3.63%, 05/07/23 (a)	25,000	26,212
Mylan N.V.
3.15%, 06/15/21 (a)	50,000	50,657
Novartis Capital Corp.
2.40%, 09/21/22	50,000	50,817
3.40%, 05/06/24	25,000	26,494
PepsiCo, Inc.
2.00%, 04/15/21 (a)	50,000	50,175
3.00%, 08/25/21	100,000	102,136
3.10%, 07/17/22 (a)	25,000	25,775
Pfizer, Inc.
2.20%, 12/15/21	55,000	55,512
3.20%, 09/15/23 (a)	50,000	52,201
2.95%, 03/15/24 (a)	50,000	51,954
Philip Morris International, Inc.
2.90%, 11/15/21	50,000	50,947
2.38%, 08/17/22 (a)	20,000	20,200
2.88%, 05/01/24 (a)	40,000	41,162
3.25%, 11/10/24	20,000	20,989
Procter & Gamble Co.
1.85%, 02/02/21	50,000	50,064
2.30%, 02/06/22	50,000	50,688
Reynolds American, Inc.
4.00%, 06/12/22	50,000	52,096
4.85%, 09/15/23	80,000	86,931
Sanofi
4.00%, 03/29/21	50,000	51,358
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	75,000	75,460
2.88%, 09/23/23 (a)	80,000	81,613
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	65,000	66,786
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	25,000	26,339
3.95%, 08/15/24 (a)	25,000	26,755
Unilever Capital Corp.
1.38%, 07/28/21	100,000	99,351

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/21 (a)	50,000	50,997
Zoetis, Inc.
3.25%, 02/01/23 (a)	25,000	25,835
		4,748,603
Energy 7.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	35,000	35,732
BP Capital Markets America, Inc.
2.11%, 09/16/21 (a)	85,000	85,443
2.52%, 09/19/22 (a)	50,000	50,816
2.75%, 05/10/23	65,000	66,545
3.79%, 02/06/24 (a)	40,000	42,585
3.22%, 04/14/24 (a)	25,000	26,089
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (a)	25,000	25,595
Chevron Corp.
2.50%, 03/03/22 (a)	75,000	76,263
2.57%, 05/16/23 (a)	75,000	76,576
Continental Resources, Inc.
4.50%, 04/15/23 (a)	50,000	52,471
Dominion Energy Gas Holdings LLC
Series A
2.50%, 11/15/24 (a)	20,000	20,124
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	25,000	25,647
Enbridge, Inc.
2.90%, 07/15/22 (a)	50,000	50,969
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	50,000	52,193
4.50%, 04/15/24 (a)	70,000	74,523
Energy Transfer Partners LP
4.65%, 06/01/21 (a)	75,000	77,115
Enterprise Products Operating LLC
2.80%, 02/15/21	50,000	50,509
3.35%, 03/15/23 (a)	50,000	51,768
EOG Resources, Inc.
4.10%, 02/01/21	50,000	51,243
EQT Corp.
4.88%, 11/15/21	25,000	25,790
3.00%, 10/01/22 (a)	25,000	24,563
Exxon Mobil Corp.
2.40%, 03/06/22 (a)	50,000	50,660
2.73%, 03/01/23 (a)	30,000	30,745
3.18%, 03/15/24 (a)	65,000	68,176
2.02%, 08/16/24 (a)	30,000	30,122
Halliburton Co.
3.50%, 08/01/23 (a)	60,000	62,491
Husky Energy, Inc.
3.95%, 04/15/22 (a)	25,000	25,884
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	75,000	76,081
3.50%, 09/01/23 (a)	50,000	51,867
4.15%, 02/01/24 (a)	25,000	26,561
Marathon Petroleum Corp.
4.75%, 12/15/23 (a)	50,000	54,328
3.63%, 09/15/24 (a)	25,000	26,258
MPLX LP
3.38%, 03/15/23 (a)	45,000	46,239
Newfield Exploration Co.
5.75%, 01/30/22	75,000	79,748
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Noble Energy, Inc.
3.90%, 11/15/24 (a)	20,000	21,194
Occidental Petroleum Corp.
2.60%, 04/15/22 (a)	75,000	75,577
2.70%, 02/15/23 (a)	75,000	75,598
2.90%, 08/15/24 (a)	75,000	76,225
ONEOK, Inc.
4.25%, 02/01/22 (a)	50,000	51,964
2.75%, 09/01/24 (a)	25,000	25,209
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (a)	40,000	40,452
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	100,000	107,490
Shell International Finance BV
1.75%, 09/12/21	50,000	49,986
3.50%, 11/13/23 (a)	50,000	52,710
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	25,000	27,238
Total Capital International S.A.
2.75%, 06/19/21	75,000	76,147
3.70%, 01/15/24	70,000	74,439
TransCanada PipeLines Ltd.
2.50%, 08/01/22	50,000	50,575
Williams Cos., Inc.
3.60%, 03/15/22 (a)	50,000	51,384
4.50%, 11/15/23 (a)	75,000	80,184
4.55%, 06/24/24 (a)	25,000	27,000
		2,635,091
Technology 9.0%
Analog Devices, Inc.
2.95%, 01/12/21	75,000	75,693
Apple, Inc.
2.25%, 02/23/21 (a)	175,000	176,088
2.30%, 05/11/22 (a)	50,000	50,638
2.85%, 02/23/23 (a)	50,000	51,451
3.45%, 05/06/24	100,000	106,337
2.85%, 05/11/24 (a)	125,000	129,381
Applied Materials, Inc.
4.30%, 06/15/21	25,000	25,912
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	25,000	25,806
Baidu, Inc.
3.88%, 09/29/23 (a)	100,000	104,209
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	100,000	101,551
3.63%, 01/15/24 (a)	50,000	51,814
Broadcom, Inc.
3.13%, 04/15/21 (c)	30,000	30,377
3.13%, 10/15/22 (c)	100,000	102,059
Cisco Systems, Inc.
1.85%, 09/20/21 (a)	50,000	50,095
2.20%, 09/20/23 (a)	50,000	50,639
3.63%, 03/04/24	30,000	32,143
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(c)	70,000	72,053
5.45%, 06/15/23 (a)(c)	90,000	97,673
4.00%, 07/15/24 (a)(c)	25,000	26,219
Equinix, Inc.
2.63%, 11/18/24 (a)	20,000	20,114
Fiserv, Inc.
3.80%, 10/01/23 (a)	70,000	73,970

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Global Payments, Inc.
3.80%, 04/01/21 (a)	75,000	76,437
4.00%, 06/01/23 (a)	25,000	26,342
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	50,000	52,848
HP, Inc.
4.38%, 09/15/21	25,000	25,918
IBM Credit LLC
2.65%, 02/05/21	100,000	100,931
2.20%, 09/08/22	100,000	100,742
Intel Corp.
3.30%, 10/01/21	75,000	77,143
2.88%, 05/11/24 (a)	25,000	25,950
International Business Machines Corp.
3.38%, 08/01/23	150,000	157,028
KLA Corp.
4.13%, 11/01/21 (a)	25,000	25,859
Lam Research Corp.
2.80%, 06/15/21 (a)	25,000	25,305
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	25,000	26,477
Micron Technology, Inc.
4.64%, 02/06/24 (a)	25,000	27,122
Microsoft Corp.
1.55%, 08/08/21 (a)	50,000	49,945
2.40%, 02/06/22 (a)	50,000	50,731
2.65%, 11/03/22 (a)	25,000	25,624
2.00%, 08/08/23 (a)	70,000	70,486
2.88%, 02/06/24 (a)	50,000	51,921
Motorola Solutions, Inc.
4.00%, 09/01/24	25,000	26,560
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(c)	25,000	27,252
Oracle Corp.
2.80%, 07/08/21	25,000	25,393
1.90%, 09/15/21 (a)	150,000	150,374
2.63%, 02/15/23 (a)	75,000	76,628
3.40%, 07/08/24 (a)	50,000	52,786
2.95%, 11/15/24 (a)	50,000	52,021
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	50,000	50,527
QUALCOMM, Inc.
3.00%, 05/20/22	50,000	51,281
2.60%, 01/30/23 (a)	50,000	50,924
salesforce.com, Inc.
3.25%, 04/11/23 (a)	25,000	26,010
Seagate HDD Cayman
4.25%, 03/01/22 (a)	25,000	25,844
4.75%, 06/01/23	25,000	26,576
Texas Instruments, Inc.
2.25%, 05/01/23 (a)	25,000	25,355
Xilinx, Inc.
2.95%, 06/01/24 (a)	25,000	25,742
		3,144,304
Transportation 1.7%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	75,000	77,079
CSX Corp.
3.40%, 08/01/24 (a)	25,000	26,461
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Delta Air Lines, Inc.
3.80%, 04/19/23 (a)	70,000	72,751
2.90%, 10/28/24 (a)	25,000	25,143
FedEx Corp.
4.00%, 01/15/24	25,000	26,759
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	30,000	30,619
Ryder System, Inc.
3.45%, 11/15/21 (a)	25,000	25,579
2.88%, 06/01/22 (a)	50,000	50,914
2.50%, 09/01/24 (a)	20,000	20,158
Union Pacific Corp.
2.95%, 03/01/22	45,000	45,999
2.95%, 01/15/23 (a)	25,000	25,591
3.50%, 06/08/23 (a)	50,000	52,440
United Parcel Service, Inc.
2.05%, 04/01/21	50,000	50,161
2.50%, 04/01/23 (a)	25,000	25,380
2.20%, 09/01/24 (a)	25,000	25,175
		580,209
		18,552,248

Utility 4.3%
Electric 4.1%
Ameren Corp.
2.50%, 09/15/24 (a)	25,000	25,120
American Electric Power Co., Inc.
Series I
3.65%, 12/01/21	50,000	51,589
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	50,000	50,471
Commonwealth Edison Co.
3.40%, 09/01/21 (a)	50,000	51,132
Dominion Energy, Inc.
4.10%, 04/01/21	25,000	25,588
2.75%, 09/15/22 (a)	50,000	50,734
DTE Energy Co.
3.70%, 08/01/23 (a)	55,000	57,380
3.85%, 12/01/23 (a)	30,000	31,500
3.50%, 06/01/24 (a)	30,000	31,258
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	65,000	67,140
Duke Energy Corp.
3.05%, 08/15/22 (a)	50,000	51,183
Duke Energy Progress LLC
2.80%, 05/15/22 (a)	30,000	30,658
Edison International
2.95%, 03/15/23 (a)	25,000	25,031
Entergy Corp.
4.00%, 07/15/22 (a)	40,000	41,824
Evergy, Inc.
4.85%, 06/01/21 (a)	50,000	51,591
Eversource Energy
2.75%, 03/15/22 (a)	25,000	25,371
2.90%, 10/01/24 (a)	25,000	25,580
Exelon Corp.
2.45%, 04/15/21 (a)	50,000	50,271
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (a)	25,000	26,380

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Florida Power & Light Co.
2.75%, 06/01/23 (a)	40,000	41,033
3.25%, 06/01/24 (a)	30,000	31,418
Georgia Power Co.
Series A
2.20%, 09/15/24 (a)	25,000	25,044
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	50,000	50,565
NextEra Energy Capital Holdings, Inc.
2.80%, 01/15/23 (a)	40,000	40,685
3.15%, 04/01/24 (a)	65,000	67,442
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	25,000	25,604
PacifiCorp
3.60%, 04/01/24 (a)	50,000	52,664
PPL Capital Funding, Inc.
3.50%, 12/01/22 (a)	50,000	51,740
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	50,000	50,793
Southern California Edison Co.
3.88%, 06/01/21 (a)	50,000	51,095
Southern Co.
2.35%, 07/01/21 (a)	50,000	50,284
Virginia Electric & Power Co.
Series C
2.75%, 03/15/23 (a)	50,000	51,156
WEC Energy Group, Inc.
3.38%, 06/15/21	25,000	25,511
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	50,000	50,270
		1,435,105
Natural Gas 0.2%
NiSource, Inc.
2.65%, 11/17/22 (a)	25,000	25,343
Sempra Energy
2.88%, 10/01/22 (a)	50,000	50,954
		76,297
		1,511,402
Total Corporates
(Cost $34,463,151)		34,498,134
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 1.1% of net assets
Notes
1.75%, 12/31/24	400,000	401,344
Total Treasuries
(Cost $401,266)		401,344
Security	Number of Shares	Value ($)
Other Investment Company 0.7% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (d)	227,139	227,139
Total Other Investment Company
(Cost $227,139)		227,139
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $738,895 or 2.1% of net assets.
(d)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$34,498,134	$—	$34,498,134
Treasuries	—	401,344	—	401,344
Other Investment Company[1]	227,139	—	—	227,139
Total	$227,139	$34,899,478	$—	$35,126,617
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $35,091,556)		$35,126,617
Receivables:
Interest		305,336
Dividends	+	205
Total assets		35,432,158
Liabilities
Payables:
Investments bought		401,323
Management fees	+	1,600
Total liabilities		402,923
Net Assets
Total assets		35,432,158
Total liabilities	–	402,923
Net assets		$35,029,235
Net Assets by Source
Capital received from investors		34,996,345
Total distributable earnings		32,890

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$35,029,235		700,000		$50.04

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Statement of Operations

For the period October 10, 2019* through December 31, 2019
Investment Income
Dividends		$1,155
Interest	+	139,898
Total investment income		141,053
Expenses
Management fees		3,906
Total expenses	–	3,906
Net investment income		137,147
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(3,498)
Net change in unrealized appreciation (depreciation) on investments	+	35,061
Net realized and unrealized gains		31,563
Increase in net assets resulting from operations		$168,710
*	Commencement of operations.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on October 10, 2019, it has no prior report period
Operations
	10/10/19*-12/31/19
Net investment income		$137,147
Net realized losses		(3,498)
Net change in unrealized appreciation (depreciation)	+	35,061
Increase in net assets resulting from operations		168,710
Distributions to Shareholders
Total distributions		($135,820)

Transactions in Fund Shares
		10/10/19*-12/31/19
		SHARES	VALUE
Shares sold		700,000	$34,996,345
Shares redeemed	+	—	—
Net transactions in fund shares		700,000	$34,996,345
Shares Outstanding and Net Assets
		10/10/19*-12/31/19
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	700,000	35,029,235
End of period		700,000	$35,029,235
*	Commencement of operations.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Financial Statements
Financial Highlights
10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.29
Net realized and unrealized gains (losses)	0.04
Total from investment operations	0.33
Less distributions:
Distributions from net investment income	(0.26)
Net asset value at end of period	$50.07
Total return	0.67% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [4],[5]
Net investment income (loss)	2.61% [4]
Portfolio turnover rate	8% [3]
Net assets, end of period (x 1,000)	$110,151

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio. (See financial note 4)

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 98.8% of net assets

Financial Institutions 35.6%
Banking 24.5%
Ally Financial, Inc.
4.63%, 03/30/25	50,000	54,517
American Express Co.
4.20%, 11/06/25 (a)	100,000	110,378
3.13%, 05/20/26 (a)	100,000	104,322
American Express Credit Corp.
3.30%, 05/03/27 (a)	100,000	106,942
Banco Santander S.A.
4.25%, 04/11/27	200,000	215,882
3.80%, 02/23/28	200,000	210,906
Bank of America Corp.
4.00%, 01/22/25	300,000	320,323
3.95%, 04/21/25	150,000	160,138
3.37%, 01/23/26 (a)(b)	180,000	188,554
4.45%, 03/03/26	200,000	219,691
3.50%, 04/19/26	250,000	266,245
3.56%, 04/23/27 (a)(b)	250,000	264,521
3.25%, 10/21/27 (a)	250,000	261,211
4.18%, 11/25/27 (a)	150,000	162,935
3.82%, 01/20/28 (a)(b)	150,000	161,634
3.71%, 04/24/28 (a)(b)	100,000	107,003
3.59%, 07/21/28 (a)(b)	250,000	265,921
3.42%, 12/20/28 (a)(b)	425,000	447,011
3.97%, 03/05/29 (a)(b)	100,000	109,022
4.27%, 07/23/29 (a)(b)	200,000	222,698
3.97%, 02/07/30 (a)(b)	125,000	137,536
3.19%, 07/23/30 (a)(b)	100,000	103,658
Bank of Montreal
3.80%, 12/15/32 (a)(b)	100,000	104,967
Bank of New York Mellon Corp.
3.00%, 02/24/25 (a)	50,000	52,012
2.80%, 05/04/26 (a)	50,000	51,456
3.44%, 02/07/28 (a)(b)	150,000	159,652
3.85%, 04/28/28	125,000	140,090
3.00%, 10/30/28 (a)	100,000	103,101
Bank of Nova Scotia
2.70%, 08/03/26	150,000	152,975
Barclays PLC
3.65%, 03/16/25	200,000	209,300
4.97%, 05/16/29 (a)(b)	225,000	254,046
Capital One Financial Corp.
4.25%, 04/30/25 (a)	50,000	54,465
4.20%, 10/29/25 (a)	90,000	97,215
3.75%, 07/28/26 (a)	50,000	52,711
3.75%, 03/09/27 (a)	100,000	106,970
3.80%, 01/31/28 (a)	200,000	215,219
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup, Inc.
3.30%, 04/27/25	150,000	157,681
4.40%, 06/10/25	175,000	190,503
5.50%, 09/13/25	150,000	171,791
3.70%, 01/12/26	150,000	160,099
3.40%, 05/01/26	100,000	105,251
3.20%, 10/21/26 (a)	200,000	207,657
4.30%, 11/20/26	150,000	163,365
4.45%, 09/29/27	475,000	524,044
3.67%, 07/24/28 (a)(b)	200,000	213,219
4.13%, 07/25/28	100,000	108,992
3.52%, 10/27/28 (a)(b)	75,000	79,167
4.08%, 04/23/29 (a)(b)	150,000	164,684
3.98%, 03/20/30 (a)(b)	150,000	164,223
2.98%, 11/05/30 (a)(b)	150,000	152,563
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	100,000	101,962
Comerica, Inc.
4.00%, 02/01/29 (a)	100,000	109,420
Cooperatieve Rabobank UA
3.38%, 05/21/25	250,000	265,644
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	250,000	265,227
Discover Financial Services
3.75%, 03/04/25 (a)	250,000	264,976
4.10%, 02/09/27 (a)	50,000	53,968
Fifth Third Bancorp
2.38%, 01/28/25 (a)	200,000	200,821
Goldman Sachs Group, Inc.
3.50%, 01/23/25 (a)	350,000	367,645
4.25%, 10/21/25	100,000	108,795
3.75%, 02/25/26 (a)	100,000	106,313
3.50%, 11/16/26 (a)	140,000	147,433
3.85%, 01/26/27 (a)	215,000	229,116
3.69%, 06/05/28 (a)(b)	150,000	159,619
3.81%, 04/23/29 (a)(b)	340,000	364,954
4.22%, 05/01/29 (a)(b)	100,000	110,368
HSBC Holdings PLC
4.25%, 08/18/25	200,000	214,606
4.30%, 03/08/26	200,000	218,101
3.90%, 05/25/26	400,000	427,104
4.29%, 09/12/26 (a)(b)	200,000	216,755
4.04%, 03/13/28 (a)(b)	225,000	240,751
4.58%, 06/19/29 (a)(b)	200,000	223,466
ING Groep N.V.
3.95%, 03/29/27	200,000	215,419
JPMorgan Chase & Co.
3.13%, 01/23/25 (a)	175,000	182,767
3.90%, 07/15/25 (a)	200,000	216,215
3.30%, 04/01/26 (a)	100,000	105,306
3.20%, 06/15/26 (a)	200,000	209,202
2.95%, 10/01/26 (a)	200,000	206,446
4.13%, 12/15/26	240,000	263,845

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.96%, 01/29/27 (a)(b)	200,000	217,312
4.25%, 10/01/27	150,000	166,219
3.63%, 12/01/27 (a)	200,000	211,512
3.78%, 02/01/28 (a)(b)	100,000	107,834
3.51%, 01/23/29 (a)(b)	50,000	53,174
4.01%, 04/23/29 (a)(b)	150,000	165,032
4.20%, 07/23/29 (a)(b)	250,000	279,205
4.45%, 12/05/29 (a)(b)	150,000	171,025
3.70%, 05/06/30 (a)(b)	150,000	161,954
2.74%, 10/15/30 (a)(b)	200,000	200,466
KeyCorp
4.10%, 04/30/28	100,000	110,010
2.55%, 10/01/29	150,000	146,989
Lloyds Bank PLC
3.50%, 05/14/25	200,000	211,883
Lloyds Banking Group PLC
4.58%, 12/10/25	225,000	244,197
4.55%, 08/16/28	400,000	449,188
Mitsubishi UFJ Financial Group, Inc.
3.68%, 02/22/27	200,000	212,591
3.29%, 07/25/27	150,000	156,178
3.74%, 03/07/29	100,000	108,053
3.20%, 07/18/29	200,000	207,228
Mizuho Financial Group, Inc.
2.84%, 09/13/26	200,000	202,453
4.25%, 09/11/29 (a)(b)	200,000	221,425
Morgan Stanley
4.00%, 07/23/25	100,000	108,347
5.00%, 11/24/25	50,000	56,396
3.88%, 01/27/26	150,000	161,445
3.13%, 07/27/26	200,000	206,965
6.25%, 08/09/26	100,000	122,092
4.35%, 09/08/26	100,000	109,439
3.63%, 01/20/27	485,000	517,323
3.95%, 04/23/27	258,000	276,699
3.77%, 01/24/29 (a)(b)	258,000	278,080
4.43%, 01/23/30 (a)(b)	130,000	147,101
National Australia Bank Ltd.
3.38%, 01/14/26	250,000	263,232
Northern Trust Corp.
3.95%, 10/30/25	100,000	109,086
3.15%, 05/03/29 (a)	50,000	52,864
PNC Bank NA
4.05%, 07/26/28	250,000	275,245
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	200,000	203,537
3.45%, 04/23/29 (a)	75,000	80,305
Royal Bank of Canada
4.65%, 01/27/26	100,000	111,056
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	200,000	222,544
5.08%, 01/27/30 (a)(b)	200,000	230,413
Santander Holdings USA, Inc.
4.50%, 07/17/25 (a)	100,000	108,006
3.24%, 10/05/26 (a)(c)	100,000	100,711
State Street Corp.
3.30%, 12/16/24	70,000	73,910
2.65%, 05/19/26	150,000	152,859
4.14%, 12/03/29 (a)(b)	50,000	56,199
Sumitomo Mitsui Financial Group, Inc.
3.01%, 10/19/26	250,000	256,222
4.31%, 10/16/28	250,000	279,682
3.04%, 07/16/29	250,000	255,651
3.20%, 09/17/29	100,000	101,700
Security Rate, Maturity Date	Face Amount ($)	Value ($)
SVB Financial Group
3.50%, 01/29/25	50,000	52,436
Synchrony Financial
3.95%, 12/01/27 (a)	100,000	105,635
5.15%, 03/19/29 (a)	50,000	56,899
Toronto-Dominion Bank
3.63%, 09/15/31 (a)(b)	50,000	52,464
Truist Bank
3.63%, 09/16/25 (a)	250,000	266,470
4.05%, 11/03/25 (a)	150,000	164,753
Truist Financial Corp.
3.70%, 06/05/25 (a)	75,000	80,886
3.88%, 03/19/29 (a)	50,000	54,627
US Bancorp
3.95%, 11/17/25 (a)	100,000	110,009
2.38%, 07/22/26 (a)	100,000	100,596
3.15%, 04/27/27 (a)	170,000	178,776
3.00%, 07/30/29 (a)	100,000	102,841
Wells Fargo & Co.
3.00%, 02/19/25	100,000	103,263
3.00%, 04/22/26	125,000	128,620
4.10%, 06/03/26	100,000	107,803
3.00%, 10/23/26	500,000	513,695
3.20%, 06/17/27 (a)(b)	100,000	103,820
4.30%, 07/22/27	250,000	274,114
3.58%, 05/22/28 (a)(b)	200,000	212,829
4.15%, 01/24/29 (a)	150,000	167,705
2.88%, 10/30/30 (a)(b)	350,000	353,169
Westpac Banking Corp.
2.35%, 02/19/25	150,000	150,558
2.85%, 05/13/26	150,000	153,655
3.40%, 01/25/28	50,000	53,170
4.11%, 07/24/34 (a)(b)	125,000	131,422
		27,015,962
Brokerage/Asset Managers/Exchanges 1.5%
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	50,000	51,499
BlackRock, Inc.
3.20%, 03/15/27	50,000	53,118
3.25%, 04/30/29 (a)	75,000	80,620
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	50,000	54,135
Brookfield Finance, Inc.
4.85%, 03/29/29 (a)	75,000	86,539
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	50,000	54,206
Charles Schwab Corp.
3.20%, 03/02/27 (a)(d)	250,000	262,441
CME Group, Inc.
3.00%, 03/15/25 (a)	100,000	104,140
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	75,000	78,219
Eaton Vance Corp.
3.50%, 04/06/27 (a)	25,000	26,381
Intercontinental Exchange, Inc.
3.75%, 12/01/25 (a)	100,000	108,458
3.10%, 09/15/27 (a)	50,000	52,668
Invesco Finance PLC
3.75%, 01/15/26	50,000	53,436
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	75,000	82,306

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	100,000	110,646
Lazard Group LLC
4.50%, 09/19/28 (a)	100,000	111,267
Legg Mason, Inc.
4.75%, 03/15/26	75,000	82,449
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (a)	50,000	53,321
3.30%, 04/01/27 (a)	100,000	104,947
		1,610,796
Finance Companies 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 10/01/25 (a)	150,000	161,788
3.65%, 07/21/27 (a)	150,000	154,699
Air Lease Corp.
3.25%, 03/01/25 (a)	75,000	77,332
3.63%, 04/01/27 (a)	100,000	104,016
3.63%, 12/01/27 (a)	50,000	51,964
GATX Corp.
4.70%, 04/01/29 (a)	75,000	83,828
GE Capital International Funding Co.
3.37%, 11/15/25	200,000	208,421
		842,048
Insurance 3.9%
American Financial Group, Inc.
3.50%, 08/15/26 (a)	100,000	103,297
American International Group, Inc.
3.75%, 07/10/25 (a)	150,000	160,762
4.25%, 03/15/29 (a)	100,000	111,447
5.75%, 04/01/48 (a)(b)	50,000	54,953
Anthem, Inc.
2.38%, 01/15/25 (a)	100,000	100,173
3.65%, 12/01/27 (a)	50,000	53,003
4.10%, 03/01/28 (a)	150,000	163,276
Aon Corp.
3.75%, 05/02/29 (a)	100,000	107,148
Aon PLC
3.88%, 12/15/25 (a)	50,000	53,898
Athene Holding Ltd.
4.13%, 01/12/28 (a)	70,000	72,372
AXA Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	150,000	162,499
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	107,725
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	150,000	158,641
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	100,000	99,782
Chubb INA Holdings, Inc.
3.15%, 03/15/25	90,000	94,836
3.35%, 05/03/26 (a)	100,000	106,510
CNA Financial Corp.
4.50%, 03/01/26 (a)	100,000	110,041
3.90%, 05/01/29 (a)	50,000	53,845
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	100,000	111,286
Enstar Group Ltd.
4.95%, 06/01/29 (a)	50,000	53,888
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	50,000	54,576
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Globe Life, Inc.
4.55%, 09/15/28 (a)	50,000	55,831
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	100,000	101,440
Humana, Inc.
3.13%, 08/15/29 (a)	100,000	102,041
Lincoln National Corp.
3.35%, 03/09/25	50,000	52,149
Loews Corp.
3.75%, 04/01/26 (a)	100,000	107,407
Manulife Financial Corp.
4.15%, 03/04/26	75,000	82,580
4.06%, 02/24/32 (a)(b)	50,000	51,807
Markel Corp.
3.50%, 11/01/27 (a)	75,000	77,688
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	100,000	107,338
4.38%, 03/15/29 (a)	50,000	57,123
MetLife, Inc.
3.00%, 03/01/25	50,000	52,122
3.60%, 11/13/25 (a)	100,000	107,705
Old Republic International Corp.
3.88%, 08/26/26 (a)	50,000	52,870
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	50,000	54,579
Progressive Corp.
2.45%, 01/15/27	100,000	100,612
Prudential Financial, Inc.
5.38%, 05/15/45 (a)(b)	150,000	162,586
4.50%, 09/15/47 (a)(b)	100,000	104,430
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	50,000	53,746
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	52,852
UnitedHealth Group, Inc.
3.75%, 07/15/25	180,000	194,620
3.85%, 06/15/28	150,000	165,313
3.88%, 12/15/28	50,000	55,337
2.88%, 08/15/29	100,000	103,108
Unum Group
4.00%, 06/15/29 (a)	50,000	52,819
Willis North America, Inc.
4.50%, 09/15/28 (a)	50,000	55,230
2.95%, 09/15/29 (a)	100,000	99,303
		4,356,594
REITs 4.9%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	50,000	54,889
3.80%, 04/15/26 (a)	50,000	53,464
3.95%, 01/15/28 (a)	100,000	107,740
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (a)	50,000	51,855
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	125,000	133,249
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	50,000	52,931
2.90%, 10/15/26 (a)	100,000	102,953
Boston Properties LP
3.65%, 02/01/26 (a)	250,000	265,125
4.50%, 12/01/28 (a)	100,000	113,691

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	50,000	52,535
4.13%, 05/15/29 (a)	100,000	107,590
Camden Property Trust
3.15%, 07/01/29 (a)	75,000	78,219
CubeSmart LP
3.13%, 09/01/26 (a)	100,000	101,885
CyrusOne LP/CyrusOne Finance Corp.
3.45%, 11/15/29 (a)	50,000	50,269
Digital Realty Trust LP
4.45%, 07/15/28 (a)	100,000	110,755
3.60%, 07/01/29 (a)	100,000	104,697
Duke Realty LP
3.75%, 12/01/24 (a)	100,000	106,320
2.88%, 11/15/29 (a)	50,000	50,129
EPR Properties
4.50%, 06/01/27 (a)	50,000	53,718
4.95%, 04/15/28 (a)	100,000	109,569
ERP Operating LP
2.85%, 11/01/26 (a)	75,000	77,473
4.15%, 12/01/28 (a)	100,000	112,390
Essex Portfolio LP
4.00%, 03/01/29 (a)	100,000	108,942
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	100,000	104,066
Healthpeak Properties, Inc.
4.00%, 06/01/25 (a)	100,000	107,844
3.25%, 07/15/26 (a)	73,000	75,750
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	107,861
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	100,000	110,146
Kilroy Realty LP
4.25%, 08/15/29 (a)	50,000	54,503
Kimco Realty Corp.
2.80%, 10/01/26 (a)	125,000	125,918
Mid-America Apartments LP
4.20%, 06/15/28 (a)	100,000	111,065
National Retail Properties, Inc.
3.60%, 12/15/26 (a)	100,000	105,198
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	111,627
3.63%, 10/01/29 (a)	100,000	101,860
Physicians Realty LP
4.30%, 03/15/27 (a)	50,000	53,377
Prologis LP
3.75%, 11/01/25 (a)	100,000	108,435
Public Storage
3.09%, 09/15/27 (a)	100,000	104,690
Realty Income Corp.
4.13%, 10/15/26 (a)	100,000	109,771
3.65%, 01/15/28 (a)	75,000	80,991
Regency Centers LP
3.60%, 02/01/27 (a)	50,000	52,746
2.95%, 09/15/29 (a)	50,000	50,013
Sabra Health Care LP
5.13%, 08/15/26 (a)	50,000	54,202
Service Properties Trust
4.75%, 10/01/26 (a)	75,000	77,439
4.95%, 10/01/29 (a)	100,000	102,091
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Simon Property Group LP
3.30%, 01/15/26 (a)	50,000	52,696
3.38%, 06/15/27 (a)	50,000	52,996
2.45%, 09/13/29 (a)	150,000	148,060
SITE Centers Corp.
3.63%, 02/01/25 (a)	100,000	103,423
Spirit Realty LP
3.20%, 01/15/27 (a)	75,000	75,315
UDR, Inc.
4.40%, 01/26/29 (a)	100,000	111,788
Ventas Realty LP
3.50%, 02/01/25 (a)	50,000	52,283
4.40%, 01/15/29 (a)	150,000	165,328
VEREIT Operating Partnership LP
4.63%, 11/01/25 (a)	50,000	54,856
4.88%, 06/01/26 (a)	50,000	55,358
3.95%, 08/15/27 (a)	75,000	79,060
Welltower, Inc.
4.00%, 06/01/25 (a)	100,000	107,982
4.25%, 04/01/26 (a)	100,000	109,190
4.13%, 03/15/29 (a)	100,000	109,424
WP Carey, Inc.
3.85%, 07/15/29 (a)	100,000	105,773
		5,453,513
		39,278,913

Industrial 58.0%
Basic Industry 2.8%
Albemarle Wodgina Pty Ltd.
3.45%, 11/15/29 (a)(c)	50,000	50,192
ArcelorMittal S.A.
6.13%, 06/01/25	75,000	86,337
4.25%, 07/16/29	50,000	52,366
Cabot Corp.
4.00%, 07/01/29 (a)	50,000	52,497
Dow Chemical Co.
4.55%, 11/30/25 (a)	75,000	82,778
3.63%, 05/15/26 (a)	25,000	26,326
4.80%, 11/30/28 (a)	50,000	57,336
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	100,000	110,321
4.73%, 11/15/28 (a)	150,000	170,437
Eastman Chemical Co.
3.80%, 03/15/25 (a)	75,000	79,222
4.50%, 12/01/28 (a)	25,000	27,807
Ecolab, Inc.
2.70%, 11/01/26 (a)	75,000	77,150
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	25,000	25,915
FMC Corp.
3.20%, 10/01/26 (a)	50,000	51,412
Huntsman International LLC
4.50%, 05/01/29 (a)	50,000	53,430
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	50,000	54,795
International Paper Co.
3.80%, 01/15/26 (a)	35,000	37,393
3.00%, 02/15/27 (a)	100,000	103,342
Kinross Gold Corp.
4.50%, 07/15/27 (a)	25,000	26,230

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
LYB International Finance II BV
3.50%, 03/02/27 (a)	75,000	78,816
Mosaic Co.
4.05%, 11/15/27 (a)	50,000	52,172
Newmont Goldcorp Corp.
2.80%, 10/01/29 (a)	50,000	49,664
Nucor Corp.
3.95%, 05/01/28 (a)	50,000	54,471
Nutrien Ltd.
3.38%, 03/15/25 (a)	25,000	25,936
4.00%, 12/15/26 (a)	50,000	53,412
4.20%, 04/01/29 (a)	50,000	55,168
PPG Industries, Inc.
2.80%, 08/15/29 (a)	75,000	75,552
Praxair, Inc.
3.20%, 01/30/26 (a)	50,000	52,784
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	75,000	80,733
7.13%, 07/15/28	50,000	67,174
Rohm & Haas Co.
7.85%, 07/15/29	100,000	133,764
RPM International, Inc.
4.55%, 03/01/29 (a)	50,000	54,703
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	50,000	52,749
2.95%, 08/15/29 (a)	125,000	126,974
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	50,000	53,239
Suzano Austria GmbH
6.00%, 01/15/29 (a)	200,000	226,439
Vale Overseas Ltd.
6.25%, 08/10/26	100,000	117,361
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	50,000	51,880
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	125,000	135,797
WRKCo, Inc.
3.75%, 03/15/25 (a)	75,000	79,104
4.65%, 03/15/26 (a)	75,000	83,005
3.38%, 09/15/27 (a)	50,000	51,344
3.90%, 06/01/28 (a)	25,000	26,522
4.90%, 03/15/29 (a)	50,000	56,972
		3,121,021
Capital Goods 5.1%
3M Co.
2.00%, 02/14/25 (a)	125,000	124,247
3.00%, 08/07/25	50,000	52,569
2.88%, 10/15/27 (a)	100,000	104,041
3.38%, 03/01/29 (a)	75,000	79,904
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	50,000	54,910
Allegion PLC
3.50%, 10/01/29 (a)	50,000	51,189
Avery Dennison Corp.
4.88%, 12/06/28 (a)	30,000	34,329
Boeing Co.
3.25%, 03/01/28 (a)	25,000	26,096
3.45%, 11/01/28 (a)	50,000	53,161
3.20%, 03/01/29 (a)	150,000	156,940
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	100,916
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CNH Industrial NV
3.85%, 11/15/27 (a)	25,000	26,099
Deere & Co.
5.38%, 10/16/29	50,000	62,271
Dover Corp.
3.15%, 11/15/25 (a)	50,000	52,132
Embraer Netherlands Finance BV
5.40%, 02/01/27	100,000	113,063
Fortive Corp.
3.15%, 06/15/26 (a)	70,000	71,804
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25 (a)	75,000	81,069
3.25%, 09/15/29 (a)	25,000	25,600
General Dynamics Corp.
3.50%, 05/15/25 (a)	150,000	160,761
2.13%, 08/15/26 (a)	75,000	74,402
General Electric Co.
5.55%, 01/05/26	50,000	57,032
Hexcel Corp.
3.95%, 02/15/27 (a)	50,000	52,184
Honeywell International, Inc.
2.50%, 11/01/26 (a)	60,000	61,088
2.70%, 08/15/29 (a)	75,000	77,054
Hubbell, Inc.
3.50%, 02/15/28 (a)	50,000	51,696
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	50,000	52,571
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	75,000	77,329
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26 (a)	50,000	52,403
3.80%, 03/21/29 (a)	90,000	97,000
John Deere Capital Corp.
2.65%, 06/10/26	150,000	153,412
2.25%, 09/14/26	50,000	50,059
3.05%, 01/06/28	50,000	52,434
Johnson Controls International plc
3.90%, 02/14/26 (a)	50,000	53,360
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)(c)	100,000	107,307
4.40%, 06/15/28 (a)	50,000	55,856
4.40%, 06/15/28 (a)(c)	75,000	83,863
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	50,000	51,660
4.40%, 03/15/29 (a)	50,000	54,793
Lockheed Martin Corp.
2.90%, 03/01/25 (a)	50,000	52,099
3.55%, 01/15/26 (a)	100,000	107,432
Masco Corp.
4.45%, 04/01/25 (a)	85,000	92,609
4.38%, 04/01/26 (a)	25,000	27,030
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	150,000	154,684
3.25%, 01/15/28 (a)	100,000	104,410
nVent Finance Sarl
4.55%, 04/15/28 (a)	30,000	31,232
Owens Corning
3.40%, 08/15/26 (a)	100,000	101,946
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	50,000	52,076
3.25%, 06/14/29 (a)	75,000	78,282

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Pentair Finance Sarl
4.50%, 07/01/29 (a)	50,000	53,003
Precision Castparts Corp.
3.25%, 06/15/25 (a)	50,000	52,871
Raytheon Co.
3.15%, 12/15/24 (a)	50,000	52,842
Republic Services, Inc.
3.20%, 03/15/25 (a)	100,000	104,224
2.90%, 07/01/26 (a)	25,000	25,623
3.95%, 05/15/28 (a)	25,000	27,584
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	50,000	53,915
Rockwell Collins, Inc.
3.50%, 03/15/27 (a)	100,000	106,473
Roper Technologies, Inc.
3.85%, 12/15/25 (a)	50,000	54,001
4.20%, 09/15/28 (a)	50,000	54,917
2.95%, 09/15/29 (a)	75,000	75,868
Spirit AeroSystems, Inc.
3.85%, 06/15/26 (a)	25,000	25,673
4.60%, 06/15/28 (a)	50,000	52,927
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	25,000	26,406
4.25%, 11/15/28 (a)	50,000	56,437
Textron, Inc.
4.00%, 03/15/26 (a)	50,000	53,421
3.90%, 09/17/29 (a)	50,000	53,504
United Technologies Corp.
3.95%, 08/16/25 (a)	150,000	163,822
3.13%, 05/04/27 (a)	125,000	131,184
4.13%, 11/16/28 (a)	225,000	253,451
Vulcan Materials Co.
3.90%, 04/01/27 (a)	50,000	52,937
Waste Connections, Inc.
4.25%, 12/01/28 (a)	25,000	27,954
3.50%, 05/01/29 (a)	50,000	53,020
Waste Management, Inc.
3.20%, 06/15/26 (a)	25,000	26,215
3.15%, 11/15/27 (a)	120,000	125,509
3.45%, 06/15/29 (a)	75,000	80,220
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	50,000	50,628
4.95%, 09/15/28 (a)(e)(f)	75,000	82,608
Xylem, Inc.
3.25%, 11/01/26 (a)	50,000	51,796
		5,577,437
Communications 7.0%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	75,000	78,924
American Tower Corp.
3.38%, 10/15/26 (a)	150,000	156,242
3.55%, 07/15/27 (a)	150,000	157,693
3.60%, 01/15/28 (a)	100,000	105,174
3.95%, 03/15/29 (a)	50,000	53,957
3.80%, 08/15/29 (a)	50,000	53,511
AT&T, Inc.
3.40%, 05/15/25 (a)	300,000	314,815
3.88%, 01/15/26 (a)	100,000	107,150
4.13%, 02/17/26 (a)	200,000	217,081
2.95%, 07/15/26 (a)	150,000	153,340
3.80%, 02/15/27 (a)	120,000	128,633
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.10%, 02/15/28 (a)	175,000	190,578
4.35%, 03/01/29 (a)	200,000	222,441
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	275,000	303,267
3.75%, 02/15/28 (a)	75,000	77,927
5.05%, 03/30/29 (a)	125,000	141,752
Comcast Corp.
3.38%, 02/15/25 (a)	75,000	79,245
3.38%, 08/15/25 (a)	150,000	159,274
3.95%, 10/15/25 (a)	200,000	218,430
3.15%, 03/01/26 (a)	75,000	78,669
2.35%, 01/15/27 (a)	50,000	50,008
3.30%, 02/01/27 (a)	200,000	211,816
3.15%, 02/15/28 (a)	125,000	131,212
3.55%, 05/01/28 (a)	100,000	107,852
4.15%, 10/15/28 (a)	200,000	225,456
Crown Castle International Corp.
4.45%, 02/15/26 (a)	100,000	109,603
3.65%, 09/01/27 (a)	100,000	106,010
4.30%, 02/15/29 (a)	125,000	138,716
Discovery Communications LLC
4.90%, 03/11/26 (a)	100,000	112,007
4.13%, 05/15/29 (a)	150,000	162,214
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	50,000	56,333
Fox Corp.
4.71%, 01/25/29 (a)(c)	125,000	142,734
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	75,000	84,568
Moody's Corp.
3.25%, 01/15/28 (a)	50,000	52,483
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	125,000	132,326
RELX Capital, Inc.
4.00%, 03/18/29 (a)	75,000	81,734
Rogers Communications, Inc.
3.63%, 12/15/25 (a)	125,000	133,412
S&P Global, Inc.
4.00%, 06/15/25 (a)	95,000	103,409
4.40%, 02/15/26 (a)	100,000	111,186
Telefonica Emisiones S.A.
4.10%, 03/08/27	150,000	162,538
TELUS Corp.
3.70%, 09/15/27 (a)	75,000	79,673
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	150,000	158,116
Verizon Communications, Inc.
3.38%, 02/15/25	275,000	291,320
2.63%, 08/15/26	100,000	101,740
4.13%, 03/16/27	150,000	166,641
4.33%, 09/21/28	235,000	267,047
3.88%, 02/08/29 (a)	175,000	193,435
4.02%, 12/03/29 (a)	150,000	167,824
ViacomCBS, Inc.
2.90%, 01/15/27 (a)	225,000	225,618
3.70%, 06/01/28 (a)	25,000	26,248
Vodafone Group PLC
4.13%, 05/30/25	150,000	162,988
4.38%, 05/30/28	125,000	138,666

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Walt Disney Co.
3.38%, 11/15/26 (a)	150,000	160,917
2.00%, 09/01/29 (a)	125,000	121,542
		7,675,495
Consumer Cyclical 6.9%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	250,000	263,037
Amazon.com, Inc.
3.80%, 12/05/24 (a)	75,000	81,178
5.20%, 12/03/25 (a)	75,000	87,601
3.15%, 08/22/27 (a)	200,000	212,029
American Honda Finance Corp.
3.50%, 02/15/28	70,000	75,628
Aptiv PLC
4.35%, 03/15/29 (a)	75,000	81,548
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	75,000	80,054
AutoNation, Inc.
4.50%, 10/01/25 (a)	25,000	26,996
3.80%, 11/15/27 (a)	50,000	50,714
AutoZone, Inc.
3.75%, 04/18/29 (a)	75,000	80,598
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	50,000	54,910
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	50,000	53,494
3.60%, 06/01/26 (a)	75,000	80,248
3.55%, 03/15/28 (a)	25,000	26,697
BorgWarner, Inc.
3.38%, 03/15/25 (a)	50,000	52,449
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	75,000	79,247
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	50,000	52,535
Dollar General Corp.
4.15%, 11/01/25 (a)	50,000	54,529
3.88%, 04/15/27 (a)	50,000	53,735
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	125,000	133,844
4.20%, 05/15/28 (a)	75,000	80,660
eBay, Inc.
3.60%, 06/05/27 (a)	75,000	78,621
Expedia Group, Inc.
3.80%, 02/15/28 (a)	50,000	51,089
Ford Motor Co.
6.63%, 10/01/28	125,000	138,876
Ford Motor Credit Co. LLC
4.69%, 06/09/25 (a)	200,000	208,235
4.54%, 08/01/26 (a)	200,000	204,676
General Motors Co.
5.00%, 10/01/28 (a)	100,000	108,992
General Motors Financial Co., Inc.
4.35%, 04/09/25 (a)	50,000	53,449
4.30%, 07/13/25 (a)	100,000	106,835
5.25%, 03/01/26 (a)	100,000	111,009
4.00%, 10/06/26 (a)	50,000	52,306
4.35%, 01/17/27 (a)	150,000	157,311
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	50,000	55,054
5.75%, 06/01/28 (a)	30,000	34,131
5.30%, 01/15/29 (a)	134,000	149,212
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	50,000	52,370
Home Depot, Inc.
3.35%, 09/15/25 (a)	130,000	139,082
2.80%, 09/14/27 (a)	155,000	161,222
3.90%, 12/06/28 (a)	50,000	56,150
2.95%, 06/15/29 (a)	50,000	52,136
Hyatt Hotels Corp.
4.85%, 03/15/26 (a)	50,000	55,499
IHS Markit Ltd.
4.75%, 08/01/28 (a)	100,000	111,646
Kohl's Corp.
4.25%, 07/17/25 (a)	50,000	53,189
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	50,000	51,771
3.90%, 08/08/29 (a)	50,000	52,398
Lear Corp.
3.80%, 09/15/27 (a)	100,000	101,786
4.25%, 05/15/29 (a)	25,000	25,905
Lowe's Cos., Inc.
2.50%, 04/15/26 (a)	175,000	176,214
3.10%, 05/03/27 (a)	75,000	77,676
3.65%, 04/05/29 (a)	75,000	80,223
Marriott International, Inc.
4.65%, 12/01/28 (a)	100,000	113,222
Mastercard, Inc.
2.00%, 03/03/25 (a)	50,000	49,917
3.50%, 02/26/28 (a)	50,000	54,139
2.95%, 06/01/29 (a)	125,000	130,638
McDonald's Corp.
3.70%, 01/30/26 (a)	100,000	107,577
3.50%, 03/01/27 (a)	125,000	133,484
2.63%, 09/01/29 (a)	100,000	100,261
Nordstrom, Inc.
6.95%, 03/15/28	25,000	29,867
O'Reilly Automotive, Inc.
4.35%, 06/01/28 (a)	100,000	111,585
3.90%, 06/01/29 (a)	50,000	54,720
QVC, Inc.
4.45%, 02/15/25 (a)	50,000	51,762
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	25,000	26,992
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	50,000	63,612
Sands China Ltd.
5.13%, 08/08/25 (a)	200,000	220,417
Starbucks Corp.
3.80%, 08/15/25 (a)	50,000	54,024
2.45%, 06/15/26 (a)	75,000	76,071
3.50%, 03/01/28 (a)	50,000	53,693
3.55%, 08/15/29 (a)	100,000	108,594
Tapestry, Inc.
4.25%, 04/01/25 (a)	60,000	63,482
Target Corp.
3.38%, 04/15/29 (a)	100,000	108,867
TJX Cos., Inc.
2.25%, 09/15/26 (a)	60,000	60,342
Toyota Motor Credit Corp.
3.40%, 04/14/25	50,000	53,309
3.20%, 01/11/27	50,000	52,994
3.05%, 01/11/28	100,000	105,663

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Visa, Inc.
3.15%, 12/14/25 (a)	100,000	105,891
2.75%, 09/15/27 (a)	200,000	208,852
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (a)	225,000	229,047
Walmart, Inc.
2.65%, 12/15/24 (a)	75,000	77,510
3.55%, 06/26/25 (a)	100,000	107,431
3.05%, 07/08/26 (a)	100,000	105,357
3.70%, 06/26/28 (a)	150,000	165,460
3.25%, 07/08/29 (a)	100,000	107,615
		7,611,189
Consumer Non-Cyclical 15.9%
Abbott Laboratories
2.95%, 03/15/25 (a)	100,000	103,956
3.88%, 09/15/25 (a)	100,000	108,999
AbbVie, Inc.
3.60%, 05/14/25 (a)	250,000	264,216
3.20%, 05/14/26 (a)	125,000	129,581
2.95%, 11/21/26 (a)(c)	200,000	203,550
4.25%, 11/14/28 (a)	100,000	110,965
3.20%, 11/21/29 (a)(c)	400,000	408,402
Actavis Funding SCS
3.80%, 03/15/25 (a)	150,000	157,723
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	50,000	49,808
Altria Group, Inc.
4.40%, 02/14/26 (a)	100,000	108,680
2.63%, 09/16/26 (a)	75,000	74,270
4.80%, 02/14/29 (a)	225,000	250,770
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	150,000	156,625
Amgen, Inc.
3.13%, 05/01/25 (a)	50,000	52,239
2.60%, 08/19/26 (a)	50,000	50,710
3.20%, 11/02/27 (a)	125,000	131,778
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	250,000	267,110
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	35,000	37,290
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25 (a)	150,000	163,435
4.00%, 04/13/28 (a)	200,000	220,210
4.75%, 01/23/29 (a)	225,000	261,393
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	75,000	76,373
AstraZeneca PLC
3.38%, 11/16/25	150,000	159,718
4.00%, 01/17/29 (a)	100,000	111,184
BAT Capital Corp.
3.56%, 08/15/27 (a)	200,000	204,506
3.46%, 09/06/29 (a)	50,000	50,690
Baxalta, Inc.
4.00%, 06/23/25 (a)	105,000	113,340
Baxter International, Inc.
2.60%, 08/15/26 (a)	100,000	100,894
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	150,000	159,877
Biogen, Inc.
4.05%, 09/15/25 (a)	100,000	108,891
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Boston Scientific Corp.
3.75%, 03/01/26 (a)	25,000	26,849
4.00%, 03/01/29 (a)	150,000	166,250
Bristol-Myers Squibb Co.
3.88%, 08/15/25 (a)(c)	75,000	81,208
3.20%, 06/15/26 (a)(c)	250,000	262,839
3.25%, 02/27/27	100,000	107,096
3.45%, 11/15/27 (a)(c)	100,000	106,752
3.40%, 07/26/29 (a)(c)	250,000	268,049
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	100,000	100,068
Campbell Soup Co.
3.95%, 03/15/25 (a)	75,000	80,076
4.15%, 03/15/28 (a)	75,000	81,471
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	50,000	53,261
3.41%, 06/15/27 (a)	100,000	102,455
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	25,000	25,952
Cigna Corp.
4.13%, 11/15/25 (a)	200,000	217,274
3.40%, 03/01/27 (a)(c)	100,000	103,979
3.05%, 10/15/27 (a)(c)	125,000	126,759
4.38%, 10/15/28 (a)	225,000	249,999
Clorox Co.
3.90%, 05/15/28 (a)	50,000	55,314
Coca-Cola Co.
2.88%, 10/27/25	120,000	125,672
2.55%, 06/01/26	75,000	76,925
2.13%, 09/06/29	125,000	122,152
CommonSpirit Health
3.35%, 10/01/29 (a)	50,000	50,548
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	50,000	55,283
4.85%, 11/01/28 (a)	100,000	114,736
Constellation Brands, Inc.
4.75%, 12/01/25	100,000	111,667
3.70%, 12/06/26 (a)	75,000	79,739
4.65%, 11/15/28 (a)	75,000	84,471
CVS Health Corp.
4.10%, 03/25/25 (a)	200,000	215,218
3.88%, 07/20/25 (a)	225,000	240,164
2.88%, 06/01/26 (a)	100,000	101,552
3.00%, 08/15/26 (a)	100,000	102,193
4.30%, 03/25/28 (a)	525,000	574,668
3.25%, 08/15/29 (a)	150,000	153,228
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	159,700
Diageo Capital PLC
3.88%, 05/18/28 (a)	200,000	220,314
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	103,187
3.38%, 03/15/29 (a)	100,000	108,053
General Mills, Inc.
4.00%, 04/17/25 (a)	75,000	81,176
4.20%, 04/17/28 (a)	100,000	111,560
Gilead Sciences, Inc.
3.50%, 02/01/25 (a)	50,000	53,107
3.65%, 03/01/26 (a)	200,000	215,462
2.95%, 03/01/27 (a)	150,000	156,079
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	50,000	53,711

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	50,000	53,639
3.88%, 05/15/28	125,000	138,296
Hasbro, Inc.
3.55%, 11/19/26 (a)	50,000	50,417
3.50%, 09/15/27 (a)	30,000	30,358
3.90%, 11/19/29 (a)	50,000	50,454
HCA, Inc.
5.25%, 04/15/25	75,000	84,108
5.25%, 06/15/26 (a)	150,000	168,288
4.13%, 06/15/29 (a)	100,000	106,292
Hershey Co.
2.45%, 11/15/29 (a)	75,000	75,563
JM Smucker Co.
3.50%, 03/15/25	100,000	105,431
Johnson & Johnson
2.45%, 03/01/26 (a)	200,000	203,674
2.95%, 03/03/27 (a)	150,000	157,429
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	50,000	52,277
Kellogg Co.
3.40%, 11/15/27 (a)	100,000	104,917
4.30%, 05/15/28 (a)	25,000	27,814
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	150,000	164,068
4.60%, 05/25/28 (a)	125,000	140,925
Kimberly-Clark Corp.
2.75%, 02/15/26	100,000	103,259
Kraft Heinz Foods Co.
3.95%, 07/15/25 (a)	175,000	184,836
3.00%, 06/01/26 (a)	150,000	149,984
Kroger Co.
3.50%, 02/01/26 (a)	25,000	26,319
2.65%, 10/15/26 (a)	100,000	100,584
4.50%, 01/15/29 (a)	50,000	56,329
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (a)	150,000	158,272
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	50,000	52,271
McKesson Corp.
3.95%, 02/16/28 (a)	100,000	106,774
4.75%, 05/30/29 (a)	50,000	56,088
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	50,000	54,994
Medtronic, Inc.
3.50%, 03/15/25	200,000	214,365
Merck & Co., Inc.
2.75%, 02/10/25 (a)	225,000	233,453
3.40%, 03/07/29 (a)	100,000	108,495
Molson Coors Brewing Co.
3.00%, 07/15/26 (a)	125,000	126,536
Mondelez International, Inc.
3.63%, 02/13/26 (a)	100,000	106,862
Mylan N.V.
3.95%, 06/15/26 (a)	100,000	104,093
Mylan, Inc.
4.55%, 04/15/28 (a)	100,000	107,711
Novartis Capital Corp.
3.10%, 05/17/27 (a)	175,000	185,437
PepsiCo, Inc.
2.75%, 04/30/25 (a)	100,000	103,707
2.85%, 02/24/26 (a)	50,000	52,128
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 10/15/27 (a)	200,000	212,226
2.63%, 07/29/29 (a)	75,000	76,747
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	50,000	51,394
Pfizer, Inc.
3.60%, 09/15/28 (a)	250,000	274,060
3.45%, 03/15/29 (a)	175,000	188,555
Philip Morris International, Inc.
3.38%, 08/11/25 (a)	100,000	105,689
3.13%, 03/02/28 (a)	100,000	103,079
Procter & Gamble Co.
2.70%, 02/02/26	150,000	156,400
2.45%, 11/03/26	25,000	25,813
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	50,000	49,205
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	50,000	52,769
3.45%, 06/01/26 (a)	50,000	52,725
Reynolds American, Inc.
4.45%, 06/12/25 (a)	175,000	188,561
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	300,000	309,370
Stryker Corp.
3.65%, 03/07/28 (a)	125,000	134,715
Sysco Corp.
3.75%, 10/01/25 (a)	25,000	26,896
3.25%, 07/15/27 (a)	150,000	157,212
Thermo Fisher Scientific, Inc.
2.95%, 09/19/26 (a)	100,000	103,079
2.60%, 10/01/29 (a)	100,000	99,258
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	200,000	216,876
Unilever Capital Corp.
2.00%, 07/28/26	150,000	149,299
2.90%, 05/05/27 (a)	150,000	157,096
Whirlpool Corp.
4.75%, 02/26/29 (a)	100,000	111,779
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	150,000	158,363
Zoetis, Inc.
4.50%, 11/13/25 (a)	50,000	55,441
3.90%, 08/20/28 (a)	75,000	81,441
		17,487,894
Energy 8.9%
Apache Corp.
4.38%, 10/15/28 (a)	75,000	78,556
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	150,000	156,673
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	75,000	77,649
4.80%, 05/03/29 (a)	50,000	53,353
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	100,000	108,341
3.12%, 05/04/26 (a)	125,000	130,549
3.02%, 01/16/27 (a)	100,000	103,663
3.59%, 04/14/27 (a)	42,000	45,008
3.94%, 09/21/28 (a)	100,000	110,636
4.23%, 11/06/28 (a)	150,000	170,139
BP Capital Markets PLC
3.72%, 11/28/28 (a)	50,000	54,728

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	100,000	106,891
3.85%, 06/01/27 (a)	25,000	26,681
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	75,000	79,482
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	100,000	112,699
5.13%, 06/30/27 (a)	100,000	110,881
3.70%, 11/15/29 (a)(c)	75,000	76,774
Chevron Corp.
3.33%, 11/17/25 (a)	50,000	53,571
2.95%, 05/16/26 (a)	175,000	183,088
Cimarex Energy Co.
3.90%, 05/15/27 (a)	50,000	51,925
4.38%, 03/15/29 (a)	25,000	26,478
Concho Resources, Inc.
4.30%, 08/15/28 (a)	125,000	136,388
ConocoPhillips Co.
4.95%, 03/15/26 (a)	150,000	172,672
ConocoPhillips Holding Co.
6.95%, 04/15/29	75,000	102,223
Continental Resources, Inc.
4.38%, 01/15/28 (a)	50,000	53,253
Devon Energy Corp.
5.85%, 12/15/25 (a)	50,000	59,360
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	100,000	101,210
3.50%, 12/01/29 (a)	50,000	50,975
Dominion Energy Gas Holdings LLC
3.00%, 11/15/29 (a)	50,000	49,925
Enable Midstream Partners LP
4.40%, 03/15/27 (a)	100,000	99,906
4.95%, 05/15/28 (a)	50,000	50,775
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	100,000	116,899
Enbridge, Inc.
4.25%, 12/01/26 (a)	50,000	55,254
3.13%, 11/15/29 (a)	100,000	101,466
Energy Transfer Operating LP
4.05%, 03/15/25 (a)	50,000	52,662
4.75%, 01/15/26 (a)	75,000	81,153
5.50%, 06/01/27 (a)	50,000	56,329
4.95%, 06/15/28 (a)	75,000	82,383
5.25%, 04/15/29 (a)	125,000	140,795
Eni USA, Inc.
7.30%, 11/15/27	50,000	64,273
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	100,000	106,713
3.70%, 02/15/26 (a)	125,000	133,296
4.15%, 10/16/28 (a)	75,000	83,098
3.13%, 07/31/29 (a)	75,000	77,333
5.25%, 08/16/77 (a)(b)	50,000	50,417
EOG Resources, Inc.
3.15%, 04/01/25 (a)	25,000	26,288
4.15%, 01/15/26 (a)	50,000	55,156
EQM Midstream Partners LP
5.50%, 07/15/28 (a)	75,000	73,826
EQT Corp.
3.90%, 10/01/27 (a)	55,000	51,250
Exxon Mobil Corp.
2.71%, 03/06/25 (a)	200,000	206,828
2.28%, 08/16/26 (a)	75,000	75,402
2.44%, 08/16/29 (a)	125,000	125,927
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	106,810
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	50,000	54,705
Hess Corp.
4.30%, 04/01/27 (a)	50,000	53,365
7.88%, 10/01/29	25,000	32,664
HollyFrontier Corp.
5.88%, 04/01/26 (a)	50,000	56,477
Husky Energy, Inc.
4.40%, 04/15/29 (a)	50,000	54,050
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	100,000	108,466
4.30%, 03/01/28 (a)	100,000	109,129
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	50,000	56,515
Marathon Oil Corp.
3.85%, 06/01/25 (a)	100,000	105,854
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	50,000	56,821
3.80%, 04/01/28 (a)	50,000	52,630
MPLX LP
4.00%, 02/15/25 (a)	125,000	130,797
4.88%, 06/01/25 (a)	75,000	81,998
4.13%, 03/01/27 (a)	100,000	105,000
4.25%, 12/01/27 (a)(c)	75,000	79,098
4.00%, 03/15/28 (a)	75,000	77,854
National Fuel Gas Co.
3.95%, 09/15/27 (a)	50,000	50,946
Newfield Exploration Co.
5.38%, 01/01/26 (a)	50,000	54,297
Noble Energy, Inc.
3.85%, 01/15/28 (a)	50,000	52,781
3.25%, 10/15/29 (a)	75,000	75,932
Occidental Petroleum Corp.
3.50%, 06/15/25 (a)	50,000	51,610
5.55%, 03/15/26 (a)	100,000	113,592
3.40%, 04/15/26 (a)	50,000	51,207
3.20%, 08/15/26 (a)	100,000	101,291
3.50%, 08/15/29 (a)	100,000	102,106
ONEOK Partners LP
4.90%, 03/15/25 (a)	75,000	82,614
ONEOK, Inc.
4.55%, 07/15/28 (a)	125,000	137,602
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	50,000	48,628
5.15%, 11/15/29 (a)	25,000	25,644
Phillips 66
3.90%, 03/15/28 (a)	50,000	54,618
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	50,000	50,024
3.75%, 03/01/28 (a)	100,000	104,407
Pioneer Natural Resources Co.
4.45%, 01/15/26 (a)	50,000	55,014
Plains All American Pipeline LP
4.65%, 10/15/25 (a)	75,000	80,430
4.50%, 12/15/26 (a)	75,000	79,945
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	200,000	225,109
5.88%, 06/30/26 (a)	75,000	86,283
5.00%, 03/15/27 (a)	75,000	82,774
4.20%, 03/15/28 (a)	75,000	79,613

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Shell International Finance BV
3.25%, 05/11/25	225,000	238,014
2.88%, 05/10/26	100,000	103,732
2.50%, 09/12/26	75,000	75,875
3.88%, 11/13/28 (a)	100,000	110,965
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	50,000	51,785
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	50,000	53,114
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (a)	50,000	51,903
4.00%, 10/01/27 (a)	75,000	78,006
TC PipeLines LP
3.90%, 05/25/27 (a)	50,000	52,228
Total Capital International S.A.
2.43%, 01/10/25 (a)	95,000	96,297
3.46%, 02/19/29 (a)	100,000	108,444
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	200,000	222,659
Transcanada Trust
5.50%, 09/15/79 (a)(b)	75,000	79,135
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	75,000	95,871
4.00%, 03/15/28 (a)	50,000	53,257
Valero Energy Corp.
3.65%, 03/15/25	50,000	53,302
3.40%, 09/15/26 (a)	50,000	52,472
4.00%, 04/01/29 (a)	100,000	107,906
Valero Energy Partners LP
4.38%, 12/15/26 (a)	75,000	81,918
Western Midstream Operating LP
3.95%, 06/01/25 (a)	100,000	101,008
Williams Cos., Inc.
4.00%, 09/15/25 (a)	50,000	53,033
3.75%, 06/15/27 (a)	100,000	104,427
		9,805,251
Industrial Other 0.3%
Cintas Corp. No 2
3.70%, 04/01/27 (a)	100,000	108,763
Fluor Corp.
3.50%, 12/15/24 (a)	125,000	127,587
Steelcase, Inc.
5.13%, 01/18/29 (a)	50,000	56,667
		293,017
Technology 9.0%
Adobe, Inc.
3.25%, 02/01/25 (a)	100,000	105,778
Alphabet, Inc.
2.00%, 08/15/26 (a)	125,000	124,612
Amphenol Corp.
4.35%, 06/01/29 (a)	25,000	28,063
Analog Devices, Inc.
3.90%, 12/15/25 (a)	50,000	53,828
3.50%, 12/05/26 (a)	50,000	52,635
Apple, Inc.
2.75%, 01/13/25 (a)	125,000	129,281
3.20%, 05/13/25	150,000	158,665
3.25%, 02/23/26 (a)	100,000	105,946
2.45%, 08/04/26 (a)	150,000	152,376
2.05%, 09/11/26 (a)	100,000	99,122
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.35%, 02/09/27 (a)	250,000	266,906
3.20%, 05/11/27 (a)	50,000	52,984
2.90%, 09/12/27 (a)	200,000	208,523
3.00%, 11/13/27 (a)	150,000	157,631
2.20%, 09/11/29 (a)	175,000	172,213
Applied Materials, Inc.
3.30%, 04/01/27 (a)	100,000	106,283
Arrow Electronics, Inc.
4.00%, 04/01/25 (a)	50,000	52,509
Autodesk, Inc.
4.38%, 06/15/25 (a)	50,000	54,519
Avnet, Inc.
4.63%, 04/15/26 (a)	50,000	53,360
Baidu, Inc.
4.13%, 06/30/25	200,000	213,169
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	250,000	253,705
3.88%, 01/15/27 (a)	100,000	103,978
3.50%, 01/15/28 (a)	275,000	277,757
Broadcom, Inc.
4.25%, 04/15/26 (a)(c)	75,000	79,943
4.75%, 04/15/29 (a)(c)	100,000	109,499
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	50,000	52,291
Cisco Systems, Inc.
2.50%, 09/20/26 (a)	175,000	179,006
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	50,000	54,307
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)(c)	275,000	317,641
4.90%, 10/01/26 (a)(c)	100,000	110,170
5.30%, 10/01/29 (a)(c)	100,000	112,749
DXC Technology Co.
4.75%, 04/15/27 (a)	50,000	53,921
Equifax, Inc.
2.60%, 12/01/24 (a)	50,000	50,309
Equinix, Inc.
2.90%, 11/18/26 (a)	100,000	100,407
5.38%, 05/15/27 (a)	100,000	108,733
3.20%, 11/18/29 (a)	50,000	50,291
Fidelity National Information Services, Inc.
4.25%, 05/15/28 (a)	125,000	140,077
Fiserv, Inc.
3.85%, 06/01/25 (a)	125,000	133,762
3.20%, 07/01/26 (a)	100,000	103,954
3.50%, 07/01/29 (a)	225,000	237,169
Flex Ltd.
4.88%, 06/15/29 (a)	50,000	54,193
Global Payments, Inc.
2.65%, 02/15/25 (a)	150,000	151,010
3.20%, 08/15/29 (a)	100,000	102,110
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	150,000	166,922
Intel Corp.
3.70%, 07/29/25 (a)	250,000	270,645
3.15%, 05/11/27 (a)	50,000	53,046
2.45%, 11/15/29 (a)	75,000	74,994
International Business Machines Corp.
3.45%, 02/19/26	250,000	266,464
3.30%, 05/15/26	200,000	211,095
3.50%, 05/15/29	200,000	215,183
Jabil, Inc.
3.95%, 01/12/28 (a)	50,000	51,352

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	50,000	52,142
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	50,000	55,675
3.00%, 10/30/29 (a)	25,000	25,176
KLA Corp.
4.10%, 03/15/29 (a)	100,000	109,525
Lam Research Corp.
3.80%, 03/15/25 (a)	25,000	26,794
3.75%, 03/15/26 (a)	50,000	53,798
4.00%, 03/15/29 (a)	50,000	55,154
Micron Technology, Inc.
5.33%, 02/06/29 (a)	100,000	114,911
Microsoft Corp.
2.70%, 02/12/25 (a)	50,000	51,765
3.13%, 11/03/25 (a)	50,000	52,913
2.40%, 08/08/26 (a)	325,000	329,381
3.30%, 02/06/27 (a)	400,000	428,332
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	100,000	108,599
NVIDIA Corp.
3.20%, 09/16/26 (a)	75,000	78,822
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)(c)	175,000	185,708
Oracle Corp.
2.95%, 05/15/25 (a)	50,000	52,118
2.65%, 07/15/26 (a)	475,000	486,566
3.25%, 11/15/27 (a)	50,000	53,035
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	50,000	50,738
2.85%, 10/01/29 (a)	125,000	126,229
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	225,000	237,006
salesforce.com, Inc.
3.70%, 04/11/28 (a)	50,000	55,005
Seagate HDD Cayman
4.75%, 01/01/25	50,000	53,371
4.88%, 06/01/27 (a)	100,000	106,279
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	75,000	74,121
Trimble, Inc.
4.75%, 12/01/24 (a)	75,000	81,467
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	50,000	51,629
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	100,000	109,977
VMware, Inc.
3.90%, 08/21/27 (a)	75,000	78,548
		9,939,870
Transportation 2.1%
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/26	72,653	76,454
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	77,751	80,718
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/28	42,725	43,952
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/29	87,625	92,481
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (a)	100,000	104,391
3.25%, 06/15/27 (a)	50,000	53,542
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Canadian National Railway Co.
6.90%, 07/15/28	35,000	46,560
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	125,000	128,557
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	30,000	32,977
CSX Corp.
3.80%, 03/01/28 (a)	200,000	218,179
4.25%, 03/15/29 (a)	50,000	56,402
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	80,000	84,517
3.75%, 10/28/29 (a)	50,000	49,928
FedEx Corp.
3.40%, 02/15/28 (a)	100,000	102,199
4.20%, 10/17/28 (a)	75,000	81,390
3.10%, 08/05/29 (a)	50,000	50,110
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	100,000	107,570
Kansas City Southern
2.88%, 11/15/29 (a)	50,000	50,012
Kirby Corp.
4.20%, 03/01/28 (a)	30,000	31,799
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	75,000	80,239
3.15%, 06/01/27 (a)	100,000	104,545
Union Pacific Corp.
3.75%, 07/15/25 (a)	100,000	107,385
2.75%, 03/01/26 (a)	100,000	102,258
3.70%, 03/01/29 (a)	150,000	163,717
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/26	93,874	99,577
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/26	38,680	40,677
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	75,000	75,807
3.40%, 03/15/29 (a)	75,000	80,639
		2,346,582
		63,857,756

Utility 5.2%
Electric 4.6%
Ameren Illinois Co.
3.25%, 03/01/25 (a)	50,000	52,490
American Electric Power Co., Inc.
4.30%, 12/01/28 (a)	150,000	167,056
Appalachian Power Co.
3.30%, 06/01/27 (a)	75,000	78,149
Arizona Public Service Co.
2.60%, 08/15/29 (a)	50,000	50,089
Avangrid, Inc.
3.80%, 06/01/29 (a)	50,000	53,138
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	100,000	105,911
Black Hills Corp.
3.95%, 01/15/26 (a)	75,000	79,520
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	74,877
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	75,000	77,658
CMS Energy Corp.
3.00%, 05/15/26 (a)	50,000	51,132

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	50,000	50,709
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	50,000	52,678
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	19,000	19,932
4.00%, 12/01/28 (a)	33,000	36,824
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	150,000	161,545
DTE Energy Co.
3.80%, 03/15/27 (a)	50,000	52,906
3.40%, 06/15/29 (a)	50,000	51,626
Duke Energy Carolinas LLC
2.45%, 08/15/29 (a)	100,000	99,743
Duke Energy Corp.
2.65%, 09/01/26 (a)	125,000	125,886
3.15%, 08/15/27 (a)	50,000	51,674
3.40%, 06/15/29 (a)	50,000	52,409
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	150,000	164,671
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	75,000	82,045
3.45%, 03/15/29 (a)	50,000	53,874
Edison International
5.75%, 06/15/27 (a)	50,000	56,263
Emera US Finance LP
3.55%, 06/15/26 (a)	100,000	104,147
Enel Chile S.A.
4.88%, 06/12/28	70,000	77,939
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	75,000	79,477
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	50,000	49,815
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	75,000	82,863
Evergy, Inc.
2.90%, 09/15/29 (a)	100,000	99,716
Eversource Energy
3.15%, 01/15/25 (a)	40,000	41,302
Exelon Corp.
3.95%, 06/15/25 (a)	150,000	161,320
3.40%, 04/15/26 (a)	75,000	78,413
FirstEnergy Corp.
3.90%, 07/15/27 (a)	100,000	107,151
Fortis, Inc.
3.06%, 10/04/26 (a)	50,000	51,123
Georgia Power Co.
3.25%, 03/30/27 (a)	75,000	77,744
Interstate Power & Light Co.
3.60%, 04/01/29 (a)	100,000	106,680
ITC Holdings Corp.
3.25%, 06/30/26 (a)	75,000	77,334
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	75,000	82,187
Mississippi Power Co.
3.95%, 03/30/28 (a)	50,000	54,635
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (a)	100,000	102,872
3.40%, 02/07/28 (a)	50,000	53,192
3.70%, 03/15/29 (a)	50,000	54,609
Nevada Power Co.
3.70%, 05/01/29 (a)	50,000	54,053
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
3.25%, 04/01/26 (a)	75,000	78,255
3.55%, 05/01/27 (a)	75,000	79,741
3.50%, 04/01/29 (a)	125,000	132,731
4.80%, 12/01/77 (a)(b)	50,000	51,738
NSTAR Electric Co.
3.25%, 05/15/29 (a)	100,000	106,256
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	125,000	136,703
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	100,000	101,942
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	109,342
Public Service Electric & Gas Co.
2.25%, 09/15/26 (a)	100,000	99,500
3.65%, 09/01/28 (a)	50,000	54,568
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	50,000	50,423
Southern California Edison Co.
3.65%, 03/01/28 (a)	50,000	53,578
4.20%, 03/01/29 (a)	100,000	110,506
Southern Co.
3.25%, 07/01/26 (a)	100,000	104,020
Union Electric Co.
3.50%, 03/15/29 (a)	75,000	80,823
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	50,000	53,419
3.80%, 04/01/28 (a)	100,000	108,856
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	50,000	52,279
		5,064,057
Natural Gas 0.5%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	50,000	50,640
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	100,000	107,639
NiSource, Inc.
3.49%, 05/15/27 (a)	125,000	131,754
Sempra Energy
3.25%, 06/15/27 (a)	50,000	51,745
3.40%, 02/01/28 (a)	100,000	103,886
Southern California Gas Co.
2.60%, 06/15/26 (a)	50,000	50,286
		495,950
Utility Other 0.1%
American Water Capital Corp.
3.45%, 06/01/29 (a)	100,000	105,919
Aqua America, Inc.
3.57%, 05/01/29 (a)	50,000	52,893
		158,812
		5,718,819
Total Corporates
(Cost $108,181,759)		108,855,488

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of December 31, 2019 (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.9% of net assets

Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (g)	981,389	981,389
Total Other Investment Company
(Cost $981,389)		981,389
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,117,927 or 2.8% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Variable-rate security.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended December 31, 2019:
	Market Value at 12/31/18	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 12/31/19	Face amount at 12/31/19	Interest Income Earned
Charles Schwab Corp., 3.20%, 3/2/2027	$—	$262,703	$—	$—	($262)	$262,441	250,000	$284
* Amount includes premiums and/or discounts.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$108,855,488	$—	$108,855,488
Other Investment Company[1]	981,389	—	—	981,389
Total	$981,389	$108,855,488	$—	$109,836,877
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in affiliated issuer, at value (cost $262,703)		$262,441
Investments in unaffiliated issuers, at value (cost $108,900,445)		109,574,436
Cash		205,648
Receivables:
Interest		1,009,711
Dividends	+	729
Total assets		111,052,965
Liabilities
Payables:
Investments bought		897,501
Management fees	+	4,695
Total liabilities		902,196
Net Assets
Total assets		111,052,965
Total liabilities	–	902,196
Net assets		$110,150,769
Net Assets by Source
Capital received from investors		109,490,865
Total distributable earnings		659,904

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$110,150,769		2,200,000		$50.07

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Operations

For the period October 10, 2019* through December 31, 2019
Investment Income
Dividends received from unaffiliated issuers		$12,702
Interest received from affiliated issuer		284
Interest received from unaffiliated issuers	+	423,934
Total investment income		436,920
Expenses
Management fees		9,305
Total expenses	–	9,305
Net investment income		427,615
Realized and Unrealized Gains (Losses)
Net realized losses on unaffiliated investments		(17,360)
Net change in unrealized appreciation (depreciation) on affiliated issuer		(262)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	+	673,991
Net change in unrealized appreciation (depreciation)	+	673,729
Net realized and unrealized gains		656,369
Increase in net assets resulting from operations		$1,083,984
*	Commencement of operations.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on October 10, 2019, it has no prior report period
Operations
	10/10/19*-12/31/19
Net investment income		$427,615
Net realized losses		(17,360)
Net change in unrealized appreciation (depreciation)	+	673,729
Increase in net assets resulting from operations		1,083,984
Distributions to Shareholders
Total distributions		($424,080)

Transactions in Fund Shares
		10/10/19*-12/31/19
		SHARES	VALUE
Shares sold		2,200,000	$109,490,865
Shares redeemed	+	—	—
Net transactions in fund shares		2,200,000	$109,490,865
Shares Outstanding and Net Assets
		10/10/19*-12/31/19
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	2,200,000	110,150,769
End of period		2,200,000	$110,150,769
*	Commencement of operations.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Fixed-Income ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. TIPS ETF	Schwab U.S. Small-Cap ETF
Schwab Short-Term U.S. Treasury ETF	Schwab U.S. Dividend Equity ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab Long-Term U.S. Treasury ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab Emerging Markets Equity ETF
Schwab 1-5 Year Corporate Bond ETF	Schwab U.S. REIT ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Mid-Cap ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Schwab Long-Term U.S. Treasury ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF commenced operations on October 10, 2019.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2019 are disclosed in the Portfolio Holdings.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by CSIM or any affiliate of CSIM.
As of December 31, 2019, only Schwab U.S. Aggregate Bond ETF had securities on loan, all of which were classified as corporate bonds and government related bonds. The value of the securities on loan and the related collateral at December 31, 2019 are disclosed in the fund’s Portfolio Holdings. The value of the securities on loan and investment in cash collateral are also disclosed in the fund’s Statement of Assets and Liabilities.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeded certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) U.S. Treasury, Agency Debt & Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fails charges are included in net realized gains (losses) on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

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Schwab Fixed-Income ETFs
Financial Notes (continued)

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, the funds follow the securities included in an index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of each fund’s expenses, each fund’s performance may be below that of its respective index.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund uses a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, the funds seek to track the performance of an index, although they may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities often occur through TBA transactions, as described in the fund’s prospectus. Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses.
Portfolio Turnover Risk. With respect to the Schwab U.S. Aggregate Bond ETF, the fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.

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Schwab Fixed-Income ETFs
Financial Notes (continued)

3. Risk Factors (continued):
Prepayment and Extension Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities to the extent such bonds are included in the fund’s index. The fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. Certain funds may invest in derivatives instruments. The principal types of derivatives used by such funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk and liquidity risk are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
0.05%	0.05%	0.05%	0.05%	0.04%	0.05%	0.05%
Prior to December 13, 2019, the advisory fee of each fund were as follows:
Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
0.05%	0.06%	0.06%	0.06%	0.04%	0.06%	0.06%

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Schwab Fixed-Income ETFs
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of December 31, 2019, as applicable:
	Underlying Funds
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
Schwab Target 2010 Index Fund	0.0%*	0.1%	0.2%
Schwab Target 2015 Index Fund	0.0%*	0.1%	0.3%
Schwab Target 2020 Index Fund	0.1%	0.2%	0.9%
Schwab Target 2025 Index Fund	0.1%	0.2%	1.2%
Schwab Target 2030 Index Fund	-%	0.1%	1.3%
Schwab Target 2035 Index Fund	-%	0.1%	0.6%
Schwab Target 2040 Index Fund	-%	0.0%*	0.5%
Schwab Target 2045 Index Fund	-%	0.0%*	0.2%
Schwab Target 2050 Index Fund	-%	0.0%*	0.2%
Schwab Target 2055 Index Fund	-%	0.0%*	0.1%
Schwab Target 2060 Index Fund	-%	0.0%*	0.1%
Schwab VIT Balanced Portfolio	0.0%*	-%	0.3%
Schwab VIT Balanced with Growth Portfolio	0.0%*	-%	0.6%
Schwab VIT Growth Portfolio	0.0%*	-%	0.3%
* Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
Shareholder Concentration
Certain accounts or CSIM affiliates may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these accounts of their holdings in a fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. Please refer to note 3 for more information on liquidity risk. As of December 31, 2019, one institution held 24% of the outstanding shares of Schwab 1-5 Year Corporate Bond ETF.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

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Schwab Fixed-Income ETFs
Financial Notes (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on November 27, 2020.
Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2019, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab U.S. TIPS ETF	$1,608,538,894	$—	$1,608,538,894
Schwab Short-Term U.S. Treasury ETF	6,830,307,022	—	6,830,307,022
Schwab Intermediate-Term U.S. Treasury ETF	3,355,514,385	—	3,355,514,385
Schwab Long-Term U.S. Treasury ETF**	17,553,931	—	17,553,931
Schwab U.S. Aggregate Bond ETF	4,686,047,488	879,155,795	5,565,203,283
Schwab 1-5 Year Corporate Bond ETF**	401,266	38,227,325	38,628,591
Schwab 5-10 Year Corporate Bond ETF**	2,085,164	112,351,263	114,436,427
	Sales/Maturities of Long-Term U.S. Government Securities	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab U.S. TIPS ETF	$1,408,473,041	$—	$1,408,473,041
Schwab Short-Term U.S. Treasury ETF	4,055,747,505	—	4,055,747,505
Schwab Intermediate-Term U.S. Treasury ETF	1,622,728,646	—	1,622,728,646
Schwab Long-Term U.S. Treasury ETF**	465,628	—	465,628
Schwab U.S. Aggregate Bond ETF	3,612,492,641	451,606,753	4,064,099,394
Schwab 1-5 Year Corporate Bond ETF**	—	3,686,847	3,686,847
Schwab 5-10 Year Corporate Bond ETF**	2,085,879	4,034,650	6,120,529
*Includes securities guaranteed by U.S. Government Agencies.
** Since commencement of operations on 10/10/19.

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Schwab Fixed-Income ETFs
Financial Notes (continued)

9. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Due to the composition of the portfolio of the Schwab U.S. Aggregate Bond ETF, consideration for the subscription and redemption of Creation Units generally is cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended December 31, 2019, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. TIPS ETF	$2,718,648,228	$437,917,458
Schwab Short-Term U.S. Treasury ETF	1,381,564,290	3,232,908,787
Schwab Intermediate-Term U.S. Treasury ETF	540,062,095	1,183,774,412
Schwab Long-Term U.S. Treasury ETF**	2,361,802	—
Schwab U.S. Aggregate Bond ETF	—	—
Schwab 1-5 Year Corporate Bond ETF**	—	—
Schwab 5-10 Year Corporate Bond ETF**	—	—
** Since commencement of operations on 10/10/19.
For the period ended December 31, 2019, the funds (except for the Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF) realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended December 31, 2019 are disclosed in the funds’ Statements of Operations, if any.

10. Federal Income Taxes
As of December 31, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
Tax cost	$8,523,359,615	$5,196,663,678	$4,575,606,194	$19,431,684
Gross unrealized appreciation	$187,798,762	$45,751,737	$141,962,338	$—
Gross unrealized depreciation	—	(279,266)	(5,589,546)	(628,427)
Net unrealized appreciation (depreciation)	$187,798,762	$45,472,471	$136,372,792	($628,427)

	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
Tax cost	$7,320,083,099	$35,092,185	$109,170,590
Gross unrealized appreciation	$235,285,091	$54,402	$729,923
Gross unrealized depreciation	(6,387,337)	(19,970)	(63,636)
Net unrealized appreciation (depreciation)	$228,897,754	$34,432	$666,287

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Schwab Fixed-Income ETFs
Financial Notes (continued)

10. Federal Income Taxes (continued):
As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
Undistributed ordinary income	$500,996	$149,610	$7,141	$2,619
Net unrealized appreciation (depreciation) on investments	187,798,762	45,472,471	136,372,792	(628,427)
Total	$188,299,758	$45,622,081	$136,379,933	($625,808)

	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
Undistributed ordinary income	$280,040	$1,327	$3,535
Net unrealized appreciation (depreciation) on investments	228,897,754	34,432	666,287
Total	$229,177,794	$35,759	$669,822
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
No expiration	$32,782,017	$25,324,257	$22,109,717	$—
Total	$32,782,017	$25,324,257	$22,109,717	$—

Expiration Date	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
No expiration	$47,104,929	$2,869	$9,918
Total	$47,104,929	$2,869	$9,918
For the year ended December 31, 2019, the funds had capital loss carryforwards utilized as follows:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
Capital loss carryforwards utilized	$—	$—	$—	$—

	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
Capital loss carryforwards utilized	$336,357	$—	$—

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Schwab Fixed-Income ETFs
Financial Notes (continued)

10. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
Current period distributions
Ordinary income	$152,790,170	$122,565,815	$100,812,255	$66,835
Long-term capital gains	—	—	—	—
Prior period distributions
Ordinary income	$130,028,200	$51,440,855	$52,237,145	$—
Long-term capital gains	—	—	—	—

	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
Current period distributions
Ordinary income	$184,048,740	$135,820	$424,080
Long-term capital gains	—	—	—
Prior period distributions
Ordinary income	$144,430,430	$—	$—
Long-term capital gains	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2019, the funds did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Fixed-Income ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF (seven of the funds constituting Schwab Strategic Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF: statements of operations for the year ended December 31, 2019 and statements of changes in net assets for each of the two years in the period ended December 31, 2019.
Schwab Long-Term U.S. Treasury ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF: statements of operations and changes in net assets for the period October 10, 2019 (commencement of operations) through December 31, 2019.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 18, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2019, the funds designate the following percentage of income dividends as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
Schwab U.S. TIPS ETF	100.00%
Schwab Short-Term U.S. Treasury ETF	100.00%
Schwab Intermediate-Term U.S. Treasury ETF	100.00%
Schwab Long-Term U.S. Treasury ETF	100.00%
Schwab U.S. Aggregate Bond ETF	91.05%
Schwab 1-5 Year Corporate Bond ETF	80.03%
Schwab 5-10 Year Corporate Bond ETF	85.82%

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of December 31, 2019
The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (Exchange), the secondary market for shares of each fund, was at a discount or premium to such fund’s daily NAV. The “Market Price” of each fund generally is determined using the official closing price on the primary stock exchange (generally, 4:00 p.m. Eastern time) on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. Shares are bought and sold at market prices, which may be higher or lower than the NAV. The data presented below represents past performance and cannot be used to predict future results. The chart does not include days in which the NAV equals the Market Price.
	Number of Days Market Price Above NAV				Number of Days Market Price Below NAV
	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
Schwab U.S. TIPS ETF
For the period
1/1/15 through 12/31/19	824	—	—	—	318	—	—	—
Schwab Short-Term U.S. Treasury ETF
For the period
1/1/15 through 12/31/19	732	—	—	—	203	—	—	—
Schwab Intermediate-Term U.S. Treasury ETF
For the period
1/1/15 through 12/31/19	649	—	—	—	387	—	—	—
Schwab Long-Term U.S. Treasury ETF
Commencement of trading
10/10/19 through 12/31/19	25	—	—	—	28	—	—	—
Schwab U.S. Aggregate Bond ETF
For the period
1/1/15 through 12/31/19	978	—	—	—	202	—	—	—
Schwab 1-5 Year Corporate Bond ETF
Commencement of trading
10/10/19 through 12/31/19	46	—	—	—	5	—	—	—
Schwab 5-10 Year Corporate Bond ETF
Commencement of trading
10/10/19 through 12/31/19	44	—	—	—	9	—	—	—

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
Initial Approval of Investment Advisory Agreement
The Board of Trustees (the Board or the Trustees, as appropriate) called and held a meeting on September 24, 2019, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (CSIM) as investment adviser to Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, and Schwab Long-Term U.S. Treasury ETF (the Funds) under the investment advisory agreement between Schwab Strategic Trust (the Trust) and CSIM (the Agreement). In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. In recognition of the fact that the Funds had not yet commenced operations, the Board also considered information provided by CSIM in connection with the Board’s consideration of approval of the investment advisory agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to the funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees approved the Agreement with respect to the Funds. The
Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:
1.	the nature, extent and quality of the services to be provided to the Funds under the Agreement, including the resources of CSIM and its affiliates to be dedicated to the Funds;
2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;
3.	each Funds’ estimated expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Funds and the resources of CSIM and its affiliates will dedicate to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and the firm’s overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported approval of the Agreement with respect to the Funds.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Fund Performance. With regard to the Funds’ performance, since the Funds have not commenced operations and therefore did not have any performance of their own, the Board considered performance of other funds having comparable investment objectives in determining whether to approve the Agreement. The Trustees also considered the risk profile for each Fund and the appropriateness of the benchmark that would be used to compare the performance of each Fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s estimated operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by CSIM to mutual funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking fixed income indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported approval of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other potential benefits to be derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services to be rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Funds.
Economies of Scale. Recognizing that the Funds have not yet commenced operations and have no assets, the Trustees considered the potential existence of any economies of scale and whether those could be expected to be passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab Funds complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that, in addition, CSIM will share any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds may increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when Fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Board determined that such economies of scale will be shared by way of the relatively low advisory fee and unitary fee structure of the Funds, although the Board will continue to monitor fees as the Funds grow in size and assess whether breakpoints may be warranted. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds may be expected to obtain reasonable benefits from economies of scale if such economies develop.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Approval of Amendment to the Amended and Restated Investment Advisory Agreement
At a meeting held on December 12, 2019, the Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the approval of an amendment to the amended and restated investment advisory agreement (the Amended Agreement) between the Trust and CSIM with respect to the Funds and other series of the Trust to reflect a reduction to the rate paid by the Trust to CSIM as compensation for CSIM’s services rendered to the Funds and those series. The Board reviewed materials provided by CSIM relating to this change (including a representation by CSIM that the change will not result in any reduction in the nature and level of services provided to the Funds and other series by CSIM) and also took into account the information that the Board reviewed and the conclusions it reached at its September 24, 2019 meeting, in connection with its appointment of CSIM as investment adviser to the Funds under the investment advisory agreement with the Trust, and its June 4, 2019 meeting in connection with the approval of the continuation of CSIM as investment adviser to the other series of the Trust.
Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the Amended Agreement with respect to the Funds and those other series and concluded that the compensation payable by the Funds and those other series to CSIM under the Amended Agreement is fair and reasonable in light of the services CSIM renders to (and the expenses it bears relating to) the Funds and such other series and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None

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Schwab Fixed-Income ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US 1–5 Year Corporate Bond Index    An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to one year and less than five years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate issues, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US 5–10 Year Corporate Bond Index    An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to five years and less than ten years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate bonds, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Long Treasury Index   An index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of ten or more years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes U.S. Treasury stripped securities. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 1–3 Year Index   An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 3–10 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity  The ability to convert a security or asset quickly into cash.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market  The market that deals with the issuance of new securities.
replication  If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
sampling  If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS)  A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average  For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2020 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR60171-09
00240582

Item 2:	Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

Registrant is composed of twenty-five operational series. Seven series have a fiscal year-end of December 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of February 28 and eleven series have a fiscal year-end of August 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the twenty-five operational series based on their respective 2019 fiscal year and twenty-two operational series based on their respective 2018 fiscal year, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees		(c) Tax Fees[1]		(d) All Other Fees
Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018
$ 563,669	$504,395	$0	$0	$104,429	$91,339	$0	$0

[1]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)	There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2019: $104,429                      2018: $91,339

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kiran M. Patel, John F. Cogan, Nancy F. Heller and Kimberly S. Patmore.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Schwab Strategic Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 18, 2020

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	February 18, 2020